Document and Entity Information	12 Months Ended
Mar. 31, 2013
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar 31, 2013
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	IX
Entity Registrant Name	ORIX CORP
Entity Central Index Key	0001070304
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	124,871,476

CONSOLIDATED BALANCE SHEETS (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
ASSETS
Cash and Cash Equivalents	¥ 826,296	¥ 786,892
Restricted cash	106,919	123,295
Time deposits	8,356	24,070
Investment in Direct Financing Leases	989,380	900,886
Installment Loans (The amounts of ¥19,397 million of installment loans as of March 31, 2012 and ¥16,026 million of installment loans as of March 31, 2013 are measured at fair value by electing the fair value option under FASB Accounting Standards Codification 825-10.)	2,691,171	2,769,898
Allowance for Doubtful Receivables on Direct Financing Leases and Probable Loan Losses	(104,264)	(136,588)
Investment in Operating Leases	1,395,533	1,309,998
Investment in Securities	1,093,668	1,147,390
Other Operating Assets	233,258	206,109
Investment in Affiliates	326,732	331,717
Other Receivables	196,626	188,108
Inventories	41,489	79,654
Prepaid Expenses	50,323	39,547
Office Facilities	108,757	123,338
Other Assets	475,466	438,516
Total Assets	8,439,710	8,332,830
Liabilities:
Short-Term Debt	420,726	457,973
Deposits	1,078,587	1,103,514
Trade Notes, Accounts Payable and Other Liabilities	312,922	290,466
Accrued Expenses	121,281	110,057
Policy Liabilities	426,007	405,017
Income Taxes:
Current	11,651	7,849
Deferred	131,406	90,278
Security Deposits	146,402	142,092
Long-term debt	4,061,534	4,267,480
Total Liabilities	6,710,516	6,874,726
Redeemable Noncontrolling Interests	41,621	37,633
Commitments and Contingent Liabilities
Equity:
Common stock: Authorized 2,590,000,000 shares Issued 1,102,544,220 shares as of March 31, 2012 and 1,248,714,760 shares as of March 31, 2013	194,039	144,026
Additional paid-in capital	229,600	179,223
Retained earnings	1,305,044	1,202,450
Accumulated other comprehensive income (loss)	(36,263)	(96,056)
Treasury stock, at cost: 27,327,010 shares as of March 31, 2012 and 27,281,710 shares as of March 31, 2013	(48,824)	(48,907)
ORIX Corporation Shareholders' Equity	1,643,596	1,380,736
Noncontrolling interests	43,977	39,735
Total Equity	1,687,573	1,420,471
Total Liabilities and Equity	8,439,710	8,332,830
Variable Interest Entity, Primary Beneficiary
ASSETS
Cash and Cash Equivalents	9,439	11,836
Investment in Direct Financing Leases	205,989	232,575
Installment Loans (Net of Allowance for Doubtful Receivables on Direct Financing Leases and Probable Loan Losses)	528,976	709,863
Investment in Operating Leases	199,190	269,267
Investment in Securities	37,641	50,059
Investment in Affiliates	13,820	13,899
Other Assets	98,885	91,240
Total Assets	1,093,940	1,378,739
Liabilities:
Short-Term Debt	1,710	1,233
Trade Notes, Accounts Payable and Other Liabilities	3,503	8,120
Income Taxes:
Security Deposits	5,679	8,333
Long-term debt	806,857	1,039,927
Others	5,649	5,829
Total Liabilities	¥ 823,398	¥ 1,063,442

CONSOLIDATED BALANCE SHEETS (Parenthetical) (JPY ¥) In Millions, except Share data, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Installment Loans, fair value	¥ 16,026	¥ 19,397
Investment in securities, measured at fair value	¥ 5,800
Common stock, authorized	2,590,000,000	2,590,000,000
Common stock, shares issued	1,248,714,760	1,102,544,220
Treasury stock, shares	27,281,710	27,327,010

CONSOLIDATED STATEMENTS OF INCOME (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Revenues:
Direct financing leases	¥ 54,356		¥ 50,934		¥ 51,211
Operating leases	300,665		287,202		269,793
Interest on loans and investment securities	155,963		147,888		169,932
Brokerage commissions and net gains on investment securities	34,814		29,337		19,579
Life insurance premiums and related investment income	138,726		128,211		118,203
Real estate sales	38,804		61,029		54,741
Gains on sales of real estate under operating leases	5,800		2,215		5,103
Other operating revenues	336,510		264,005		252,444
Total revenues	1,065,638		970,821		941,006
Expenses:
Interest expense	101,275		110,334		122,128
Costs of operating leases	197,484		184,156		179,792
Life insurance costs	98,599		93,421		89,382
Costs of real estate sales	39,430		59,534		58,930
Other operating expenses	200,146		152,827		147,049
Selling, general and administrative expenses	225,647		195,477		202,046
Provision for doubtful receivables and probable loan losses	10,016		19,186		31,065
Write-downs of long-lived assets	19,117		15,167		17,400
Write-downs of securities	22,838		16,470		21,747
Foreign currency transaction loss (gain), net	488		(218)		(160)
Total expenses	915,040		846,354		869,379
Operating Income	150,598		124,467		71,627
Equity in Net Income of Affiliates	14,037		1,972		16,806
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net	7,883		3,317		1,199
Income before Income Taxes and Discontinued Operations	172,518	[1]	129,756	[1]	89,632	[1]
Provision for Income Taxes	53,656		45,475		24,673
Income from Continuing Operations	118,862		84,281		64,959
Discontinued Operations:
Income (Loss) from discontinued operations, net	(125)	[2]	(466)	[2]	13,924	[2]
Provision for income taxes	321		2,086		(7,530)
Discontinued operations, net of applicable tax effect	196		1,620		6,394
Net Income	119,058		85,901		71,353
Net Income (Loss) Attributable to the Noncontrolling Interests	3,164		(332)		2,373
Net Income Attributable to the Redeemable Noncontrolling Interests	3,985		2,724		2,959
Net Income Attributable to ORIX Corporation Shareholders	111,909		83,509		66,021
Income attributable to ORIX Corporation shareholders:
Income from continuing operations	112,116		81,154		59,567
Discontinued operations	(207)		2,355		6,454
Net Income Attributable to ORIX Corporation Shareholders	¥ 111,909		¥ 83,509		¥ 66,021
Basic:
Income from continuing operations	¥ 103.06		¥ 75.49		¥ 55.42
Discontinued operations	¥ (0.19)		¥ 2.19		¥ 6
Net income attributable to ORIX Corporation shareholders	¥ 102.87		¥ 77.68		¥ 61.42
Diluted:
Income from continuing operations	¥ 87.53		¥ 63.25		¥ 46.94
Discontinued operations	¥ (0.16)		¥ 1.78		¥ 4.89
Net income attributable to ORIX Corporation shareholders	¥ 87.37		¥ 65.03		¥ 51.83
Cash Dividends	¥ 9		¥ 8		¥ 7.5

[1]	Results of discontinued operations (pre-tax) are included in each amount attributed to each geographic area.
[2]	Income from discontinued operations, net includes aggregate gains on sales of subsidiaries, business units, and rental properties in the amount of ¥14,393 million, ¥4,170 million and ¥6,805 million in fiscal 2011, 2012 and 2013, respectively.

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Net income	¥ 119,058	¥ 85,901	¥ 71,353
Other comprehensive income (loss), net of tax:
Net change of unrealized gains (losses) on investment in securities	13,330	5,121	7,663
Net change of defined benefit pension plans	4,759	(3,247)	(2,006)
Net change of foreign currency translation adjustments	50,979	(1,392)	(21,186)
Net change of unrealized gains (losses) on derivative instruments	268	(1,170)	(782)
Total other comprehensive income (loss)	69,336	(688)	(16,311)
Comprehensive Income	188,394	85,213	55,042
Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	7,394	(849)	1,734
Comprehensive Income Attributable to the Redeemable Noncontrolling Interests	9,209	2,409	606
Comprehensive Income Attributable to ORIX Corporation Shareholders	¥ 171,791	¥ 83,653	¥ 52,702

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (JPY ¥) In Millions, unless otherwise specified		Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Total ORIX Corporation Shareholders' Equity	Noncontrolling Interests
Beginning Balance at Mar. 31, 2010 (Scenario, Previously Reported)		¥ 1,316,461	¥ 143,939	¥ 178,661	¥ 1,104,779	¥ (79,459)	¥ (49,236)	¥ 1,298,684	¥ 17,777
Beginning Balance (Restatement Adjustment) (Adjustments for New Accounting Pronouncement)		(21,668)			(22,495)	(3,406)		(25,901)	4,233
Beginning Balance at Mar. 31, 2010		1,283,288	143,939	178,661	1,070,779	(82,865)	(49,236)	1,261,278	22,010
Cumulative effect of change in accounting principle	[1]	(11,505)			(11,505)			(11,505)	0
Contribution to subsidiaries		3,864						0	3,864
Transaction with noncontrolling interests		(2,246)		200		4		204	(2,450)
Comprehensive income (loss), net of tax:
Net income		68,394			66,021			66,021	2,373
Other comprehensive income (loss)
Net change of unrealized gain on investment in securities		7,663				7,605		7,605	58
Net change of defined benefit pension plans		(2,006)				(2,006)		(2,006)	0
Net change of foreign currency translation adjustments		(18,833)				(18,118)		(18,118)	(715)
Net change of unrealized gains (losses) on derivative instruments		(782)				(800)		(800)	18
Total other comprehensive income (loss)		(13,958)						(13,319)	(639)
Total comprehensive income (loss)		54,436						52,702	1,734
Cash dividends		(11,532)			(8,061)			(8,061)	(3,471)
Conversion of convertible bond		14	7	7				14	0
Exercise of stock options		98	49	49				98	0
Compensation cost of stock options		142		142				142	0
Acquisition of treasury stock		(70)					(70)	(70)	0
Other, net		275		78	61		136	275	0
Ending Balance at Mar. 31, 2011		1,328,269	143,995	179,137	1,128,800	(96,180)	(49,170)	1,306,582	21,687
Contribution to subsidiaries		21,503						0	21,503
Transaction with noncontrolling interests		(470)		52		(20)		32	(502)
Comprehensive income (loss), net of tax:
Net income		83,177			83,509			83,509	(332)
Other comprehensive income (loss)
Net change of unrealized gain on investment in securities		5,121				4,642		4,642	479
Net change of defined benefit pension plans		(3,247)				(3,245)		(3,245)	(2)
Net change of foreign currency translation adjustments		(1,077)				(98)		(98)	(979)
Net change of unrealized gains (losses) on derivative instruments		(1,170)				(1,155)		(1,155)	(15)
Total other comprehensive income (loss)		(373)						144	(517)
Total comprehensive income (loss)		82,804						83,653	(849)
Cash dividends		(10,703)			(8,599)			(8,599)	(2,104)
Conversion of convertible bond		6	3	3				6	0
Exercise of stock options		55	28	27				55	0
Acquisition of treasury stock		(1)					(1)	(1)	0
Other, net		(992)		4	(1,260)		264	(992)	0
Ending Balance at Mar. 31, 2012		1,420,471	144,026	179,223	1,202,450	(96,056)	(48,907)	1,380,736	39,735
Contribution to subsidiaries		2,229						0	2,229
Transaction with noncontrolling interests		(134)		98		(89)		9	(143)
Comprehensive income (loss), net of tax:
Net income		115,073			111,909			111,909	3,164
Other comprehensive income (loss)
Net change of unrealized gain on investment in securities		13,330				12,829		12,829	501
Net change of defined benefit pension plans		4,759				4,758		4,758	1
Net change of foreign currency translation adjustments		45,755				42,020		42,020	3,735
Net change of unrealized gains (losses) on derivative instruments		268				275		275	(7)
Total other comprehensive income (loss)		64,112						59,882	4,230
Total comprehensive income (loss)		179,185						171,791	7,394
Cash dividends		(14,914)			(9,676)			(9,676)	(5,238)
Conversion of convertible bond		99,773	49,840	49,933				99,773	0
Exercise of stock options		345	173	172				345	0
Acquisition of treasury stock		(3)					(3)	(3)	0
Other, net		621		174	361		86	621	0
Ending Balance at Mar. 31, 2013		¥ 1,687,573	¥ 194,039	¥ 229,600	¥ 1,305,044	¥ (36,263)	¥ (48,824)	¥ 1,643,596	¥ 43,977

[1]	Cumulative effect of change in accounting principle represents the cumulative effect of the retrospective adoption of Accounting Standards Update 2010-26 ("Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts"-ASC 944 ("Financial Services-Insurance")).

CONSOLIDATED STATEMENTS OF CASH FLOWS (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Cash Flows from Operating Activities:
Net income	¥ 119,058	¥ 85,901	¥ 71,353
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	178,840	165,193	163,546
Provision for doubtful receivables and probable loan losses	10,016	19,186	31,065
Increase (Decrease) in policy liabilities	20,990	6,421	(11,615)
Deferred tax provision (benefit)	32,655	16,362	(19,624)
Equity in net income of affiliates (excluding interest on loans)	(12,874)	(889)	(14,337)
Gains on sales of subsidiaries and affiliates and liquidation losses, net	(7,883)	(3,317)	(1,199)
Gains on sales of available-for-sale securities	(17,252)	(8,918)	(4,867)
Gains on sales of real estate under operating leases	(5,800)	(2,215)	(5,103)
Gains on sales of operating lease assets other than real estate	(14,032)	(14,721)	(9,968)
Write-downs of long-lived assets	19,117	15,167	17,400
Write-downs of securities	22,838	16,470	21,747
Decrease (Increase) in restricted cash	33,852	(5,188)	(6,659)
Decrease (Increase) in trading securities	(16,264)	55,173	(28,372)
Decrease in inventories	37,918	26,830	27,596
Decrease (Increase) in other receivables	20,782	(7,893)	16,006
Increase (Decrease) in trade notes, accounts payable and other liabilities	(8,715)	22,760	(22,042)
Other, net	(21,942)	(53,328)	(12,547)
Net cash provided by operating activities	391,304	332,994	212,380
Cash Flows from Investing Activities:
Purchases of lease equipment	(736,373)	(603,060)	(561,919)
Principal payments received under direct financing leases	381,080	348,549	384,288
Installment loans made to customers	(918,777)	(741,570)	(719,190)
Principal collected on installment loans	1,193,884	918,565	1,130,718
Proceeds from sales of operating lease assets	173,890	174,139	159,369
Investment in affiliates, net	(19,206)	17,808	36,945
Proceeds from sales of investment in affiliates	3,280	2,864	4,622
Purchases of available-for-sale securities	(684,870)	(654,873)	(742,816)
Proceeds from sales of available-for-sale securities	417,534	279,367	340,634
Proceeds from redemption of available-for-sale securities	373,729	361,881	310,594
Purchases of held-to-maturity securities	(46,567)	(182)	0
Purchases of other securities	(26,855)	(44,654)	(48,538)
Proceeds from sales of other securities	40,568	24,832	25,614
Purchases of other operating assets	(15,152)	(17,282)	(14,219)
Acquisitions of subsidiaries, net of cash acquired	(43,223)	(9,252)	(46,554)
Sales of subsidiaries, net of cash disposed	(171)	7,554	12,685
Other, net	12,886	(22,929)	(20,635)
Net cash provided by investing activities	105,657	41,757	251,598
Cash Flows from Financing Activities:
Net decrease in debt with maturities of three months or less	(20,507)	(59,769)	(72,584)
Proceeds from debt with maturities longer than three months	1,365,827	1,488,111	1,488,199
Repayment of debt with maturities longer than three months	(1,790,616)	(1,782,081)	(1,918,774)
Net increase in deposits due to customers	6,623	40,288	166,012
Cash dividends paid to ORIX Corporation shareholders	(9,676)	(8,599)	(8,061)
Contribution from noncontrolling interests	1,133	20,258	0
Cash dividends paid to redeemable noncontrolling interests	(5,763)	(1,079)	(6,008)
Net decrease in call money	0	(10,000)	(8,000)
Other, net	(14,214)	(5,606)	(4,374)
Net cash used in financing activities	(467,193)	(318,477)	(363,590)
Effect of Exchange Rate Changes on Cash and Cash Equivalents	9,636	(1,509)	(7,348)
Net Increase in Cash and Cash Equivalents	39,404	54,765	93,040
Cash and Cash Equivalents at Beginning of Year	786,892	732,127	639,087
Cash and Cash Equivalents at End of Year	¥ 826,296	¥ 786,892	¥ 732,127

Significant Accounting and Reporting Policies	12 Months Ended
Mar. 31, 2013
Significant Accounting and Reporting Policies

1. Significant Accounting and Reporting Policies

In preparing the accompanying consolidated financial statements, ORIX Corporation (the “Company”) and its subsidiaries have complied with accounting principles generally accepted in the United States of America (“U.S. GAAP”), modified for the accounting for stock splits (see (o)). Significant accounting and reporting policies are summarized as follows:

(a) Basis of presenting financial statements

The Company and its subsidiaries in Japan maintain their books in conformity with Japanese accounting practices, which differ in certain respects from U.S. GAAP.

The accompanying consolidated financial statements have been prepared in conformity with U.S. GAAP and, therefore, reflect certain adjustments to the books and records of the Company and its subsidiaries. The principal adjustments relate to initial direct costs to originate leases and loans, use of the straight-line method of depreciation for operating lease equipment, deferral of life insurance policy acquisition costs, calculation of insurance policy liabilities, accounting for goodwill and intangible assets resulting from business combinations, accounting for pension plans, accounting for changes in a parent’s ownership interest in its subsidiary, accounting for securitization of financial assets, reflection of the income tax effect on such adjustments and reclassification of discontinued operations, and the presentation of the noncontrolling interests.

(b) Principles of consolidation

The consolidated financial statements include the accounts of the Company and all of its subsidiaries. Investments in affiliates, where the Company has the ability to exercise significant influence by way of 20% – 50% ownership or other means, are accounted for by using the equity method. Where the Company holds majority voting interests but noncontrolling shareholders have substantive participating rights to decisions that occur as part of the ordinary course of their business, the equity method is applied pursuant to FASB Accounting Standards Codification (“ASC”) 810-10-25-2 to 14 (“Consolidation—The Effect of Noncontrolling Rights on Consolidation”). In addition, the consolidated financial statements also include variable interest entities to which the Company and its subsidiaries are primary beneficiaries pursuant to ASC 810-10 (“Consolidation—Variable Interest Entities”).

A lag period of up to three months is used on a consistent basis for recognizing the results of certain subsidiaries and affiliates.

All significant intercompany accounts and transactions have been eliminated in consolidation.

(c) Use of estimates

The preparation of the consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Company has identified ten areas where it believes assumptions and estimates are particularly critical to the financial statements. These are the selection of valuation techniques and determination of assumptions used in fair value measurements (see Note 2), the determination and periodic reassessment of the unguaranteed residual value for direct financing leases and operating leases (see (e)), the determination and reassessment of insurance policy liabilities and deferred policy acquisition costs (see (f)), the determination of the allowance for doubtful receivables on direct financing leases and probable loan losses (see (g)), the determination of impairment of long-lived assets (see (h)), the determination of impairment of investment in securities (see (i)), the determination of the valuation allowance for deferred tax assets and the evaluation of tax positions (see (j)), assessment and measurement of effectiveness in hedging relationship using derivative financial instruments (see (l)), the determination of benefit obligation and net periodic pension cost (see (m)) and the determination of impairment of goodwill and intangible assets not subject to amortization (see (w)).

(d) Foreign currencies translation

The Company and its subsidiaries maintain their accounting records in their functional currency. Transactions in foreign currencies are recorded in the entity’s functional currency based on the prevailing exchange rates on the transaction date.

The financial statements of overseas subsidiaries and affiliates are translated into Japanese yen by applying the exchange rates in effect at the end of each fiscal year to all assets and liabilities. Income and expenses are translated at the average rates of exchange prevailing during the fiscal year. The currencies in which the operations of the overseas subsidiaries and affiliates are conducted are regarded as the functional currencies of these companies. Foreign currency translation adjustments reflected in accumulated other comprehensive income (loss) arise from the translation of foreign currency financial statements into Japanese yen.

(e) Recognition of revenues

Revenues are recognized when persuasive evidence of an arrangement exists, the service has been rendered or the goods have been delivered to the customer, the transaction price is fixed or determinable and collectibility is reasonably assured.

In addition to the aforementioned general policy, the policies as specifically described hereinafter are applied for each of the major revenue items.

Leases—The Company and its subsidiaries lease various assets to customers under direct financing or operating lease arrangements. Classification of a lease arrangement into either a direct financing lease or an operating lease is dependent upon the specific conditions of the arrangement. Revenue recognition policies applied for direct financing leases and operating leases are specifically described in sections following this paragraph. In providing leasing services, the Company and its subsidiaries execute supplemental services, such as paying insurance and handling taxes on leased assets on behalf of lessees. In some cases, automobile maintenance services are also provided to lessees. Where, under terms of the lease or related maintenance agreements, the Company and its subsidiaries bear the favorable or unfavorable variability of cost, revenues and expenses are recorded on a gross basis. For those arrangements in which the Company and its subsidiaries do not have substantial risks and rewards of ownership, but instead serve as an agent in collecting from lessees and remitting payments to third parties, the Company and its subsidiaries record revenues net of third-party services costs. Revenues from automobile maintenance services are taken into income over the contract period in proportion to the estimated service costs to be incurred and are recorded in other operating revenues in the accompanying consolidated statements of income.

(1) Recognition of revenues for direct financing leases

Direct financing leases consist of full-payout leases for various equipment types, including office equipment, industrial machinery and transportation equipment. The excess of aggregate lease rentals plus the estimated unguaranteed residual value over the cost of the leased equipment constitutes the unearned lease income to be taken into income over the lease term by using the interest method. The estimated residual values represent estimated proceeds from the disposition of equipment at the time the lease is terminated. Estimates of unguaranteed residual values are based on current market values of used equipment, estimates of when and how much equipment will become obsolete and actual recovery being experienced for similar used equipment. Initial direct costs are being deferred and amortized as a yield adjustment over the life of related lease by using the interest method. The unamortized balance of initial direct costs is reflected as a component of investment in direct financing leases.

(2) Recognition of revenues for operating leases

Revenues from operating leases are recognized on a straight-line basis over the contract terms. Investment in operating leases is recorded at cost less accumulated depreciation and is depreciated over their estimated useful lives mainly on a straight-line basis. The estimated average useful lives of principal operating lease assets classified as transportation equipment is 9 years, measuring and information-related equipment is 4 years, real estate (other than land) is 32 years and other is 7 years. Depreciation expenses are included in costs of operating leases. Gains or losses arising from dispositions of operating lease assets, except real estate under operating leases, are included in operating lease revenues. With respect to some sales of real estate under operating leases such as commercial buildings, the Company or its subsidiaries may retain an interest in some cash flows of the real estate in the form of management or operation of the real estate. Where the Company or its subsidiaries have significant continuing involvement in the operations from the real estate under operating leases which have been disposed of, the gains or losses arising from such disposition are separately disclosed as gains on sales of real estate under operating leases, whereas if the Company or its subsidiaries have no significant continuing involvement in the operations from such disposed real estate, the gains or losses are reported as income from discontinued operations, net.

Estimates of residual values are based on current market values of used equipment, estimates of when and how much equipment will become obsolete and actual recovery being experienced for similar used equipment.

Installment loans—Interest income on installment loans is recognized on an accrual basis. Certain direct loan origination costs, net of origination fees, are being deferred and amortized over the contractual term of the loan as an adjustment of the related loan’s yield using the interest method.

Interest payments received on impaired loans other than purchased loans are recorded as interest income unless the collection of the remaining investment is doubtful at which time payments received are recorded as reductions of principal. For purchased loans, although the acquired assets may remain loans in legal form, collections on these loans often do not reflect the normal historical experience of collecting delinquent accounts, and the need to tailor individual collateral-realization strategies often makes it difficult to reliably estimate the amount, timing or nature of collections. Accordingly, the Company and its subsidiaries use the cost recovery method of income recognition for such purchased loans regardless of whether impairment is recognized or not.

Non-accrual policy—In common with all classes, past-due financing receivables are receivables for which principal or interest is past-due 30 days or more. Loans whose terms have been modified are not classified as past-due financing receivables if the principals and interests are not past-due 30 days or more in accordance with the modified terms. The Company and its subsidiaries suspend accruing revenues on past-due installment loans and direct financing leases when principal or interest is past-due 90 days or more, or earlier, if management determines that their collections are doubtful based on factors such as individual debtors’ creditworthiness, historical loss experience, current delinquencies and delinquency trends. Accrued but uncollected interest is reclassified to investment in direct financing leases or installment loans in the accompanying consolidated balance sheets and becomes subject to the allowance for doubtful receivables and probable loan loss process. Cash repayments received on non-accrual loans are applied first against past due interest and then any surpluses are applied to principal in view of the conditions of the contract and obligors. The Company and its subsidiaries return to accrual status non-accrual loans and lease receivables when it becomes probable that the Company and its subsidiaries will be able to collect all amounts due according to the contractual terms of these loans and receivables, as evidenced by continual payments from the debtors. The period of such continual payments before returning to accrual status varies depending on factors that we consider are relevant in assessing the debtor’s creditworthiness, such as the debtor’s business characteristics and financial conditions as well as relevant economic conditions and trends.

Brokerage commissions and net gains on investment securities—Brokerage commissions and net gains on investment securities are recorded on a trade date basis.

Real estate sales—Revenues from the sales of real estate are recognized when a contract is in place, a closing has taken place, the buyer’s initial and continuing investment is adequate to demonstrate a commitment to pay for the property and the Company and its subsidiaries do not have a substantial continuing involvement in the property.

(f) Insurance premiums and expenses

Premium income from life insurance policies is recognized as earned premiums when due.

Life insurance benefits are recorded as expenses when they are incurred. Policy liabilities for future policy benefits are established using the net level premium method, based on actuarial estimates of the amount of future policyholder benefits. The policies are characterized as long-duration policies and mainly consist of whole life, term life, endowments, and medical insurance. Computation of policy liabilities necessarily includes assumptions about mortality, morbidity, lapse rates, future yields on related investments and other factors applicable at the time the policies are written. The Company’s life insurance subsidiary continually evaluates the potential for changes in the estimates and assumptions applied in determining policy liabilities, both positive and negative, and uses the results of these evaluations both to adjust recorded liabilities and to adjust underwriting criteria and product offerings.

ASC 944 (“Financial Services—Insurance”) requires insurance companies to defer certain costs related directly to the successful acquisition of new or renewal insurance contracts, or deferred policy acquisition costs, and amortize them over the respective policy periods in proportion to anticipated premium revenue. These deferred policy acquisition costs consist primarily of first-year commissions in excess of recurring policy maintenance costs and certain variable costs and expenses for underwriting policies (see (ag) regarding the retrospective adoption of Accounting Standards Update 2010-26 for deferred policy acquisition costs).

(g) Allowance for doubtful receivables on direct financing leases and probable loan losses

The allowance for doubtful receivables on direct financing leases and probable loan losses is maintained at a level which, in the judgment of management, is appropriate to provide for probable losses inherent in lease and loan portfolios. The allowance is increased by provision charged to income and is decreased by charge-offs, net of recoveries.

Developing the allowance for doubtful receivables on direct financing leases and probable loan losses is subject to numerous estimates and judgments. In evaluating the appropriateness of the allowance, management considers various factors, including the business characteristics and financial conditions of the obligors, current economic conditions and trends, prior charge-off experience, current delinquencies and delinquency trends, future cash flows expected to be received from the direct financing leases and loans and value of underlying collateral and guarantees. Impaired loans are individually evaluated for a valuation allowance based on the present value of expected future cash flows, the loan’s observable market price or the fair value of the collateral securing the loans if the loans are collateral-dependent. For non-impaired loans, including loans that are not individually evaluated for impairment, and direct financing leases, the Company and its subsidiaries evaluate prior charge-off experience segmented by the debtors’ industries and the purpose of the loans, and then develop the allowance for doubtful receivables on direct financing leases and probable loan losses considering the prior charge-off experience and current economic conditions.

The Company and its subsidiaries charge off doubtful receivables when the likelihood of any future collection is believed to be minimal considering debtors’ creditworthiness and the liquidation status of collateral.

(h) Impairment of long-lived assets

The Company and its subsidiaries have followed ASC 360-10 (“Property, Plant, and Equipment—Impairment or Disposal of Long-Lived Assets”). Under ASC 360-10, long-lived assets to be held and used in operations, including tangible assets and intangible assets being amortized, consisting primarily of office building, condominiums, golf courses and other operating assets, shall be tested for recoverability whenever events or changes in circumstances indicate that the assets might be impaired. When the undiscounted future cash flows estimated to be generated by those assets are less than the carrying amount of those assets, the net carrying amount of assets not recoverable is reduced to fair value if lower than the carrying amount. The Company and its subsidiaries determine the fair value using appraisals prepared by independent third party appraisers or our own staff of qualified appraisers based on recent transactions involving sales of similar assets or other valuation techniques, such as discounted cash flows methodologies using future cash flows estimated to be generated from operation of the existing assets or completion of development projects, as appropriate.

(i) Investment in securities

Trading securities are reported at fair value with unrealized gains and losses included in income.

Available-for-sale securities are reported at fair value, and unrealized gains or losses are recorded in accumulated other comprehensive income (loss), net of applicable income taxes.

Held-to-maturity securities are recorded at amortized cost.

Other securities are recorded at cost or carrying value that reflects equity income and loss based on the Company’s share, except investments which are recorded at fair value with unrealized gains and losses included in income by electing the fair value option under ASC 825-10 (“Financial Instruments—Fair Value Option”).

For available-for-sale securities, the Company and its subsidiaries generally recognize losses related to equity securities for which the fair value has been significantly below the acquisition cost (or current carrying value if an adjustment has been made in the past) for more than six months. Also, the Company and its subsidiaries charge against income losses related to equity securities in situations where, even though the fair value has not remained significantly below the carrying value for six months, the decline in the fair value of an equity security is based on the issuer’s specific economic conditions and not just general declines in the related market and where it is considered unlikely that the fair value of the equity security will recover within six months.

For debt securities, in the case of the fair value being below the amortized cost, the Company and its subsidiaries consider whether those securities are other-than-temporarily impaired using all available information about the collectibility of debt securities. The Company and its subsidiaries do not consider that an other-than-temporary impairment for a debt security has occurred if (1) the Company and its subsidiaries do not intend to sell the debt security, (2) it is not more likely than not that the Company and its subsidiaries will be required to sell the debt security before recovery of its amortized cost basis and (3) the present value of estimated cash flows will fully cover the amortized cost of the security. On the other hand, the Company and its subsidiaries consider that an other-than-temporary impairment has occurred if any of the above mentioned three conditions are not met. For the debt security for which an other-than-temporary impairment is considered to have occurred, the Company and its subsidiaries recognize the entire difference between the amortized cost and the fair value in earnings if the Company and its subsidiaries intend to sell the debt security or it is more likely than not that the Company and its subsidiary will be required to sell the debt security before recovery of its amortized cost basis less any current-period credit loss. On the other hand, if the Company and its subsidiaries do not intend to sell the debt security and it is not more likely than not that the Company and its subsidiaries will be required to sell the debt security before recovery of its amortized cost basis less any current-period credit loss, the Company and its subsidiaries separate the difference between the amortized cost and the fair value of the debt securities into the credit loss component and the non-credit loss component. The credit loss component is recognized in earnings, and the non-credit loss component is recognized in other comprehensive income (loss), net of applicable income taxes.

For other securities, the Company and its subsidiaries reduce the carrying value of other security to the fair value and charge against income losses related to other securities in situations where it is considered that the decline in the value of other security is other than temporary.

(j) Income taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the year in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rate is recognized in income in the period that includes the enactment date. A valuation allowance is recognized if, based on the weight of available evidence, it is “more likely than not” that some portion or all of the deferred tax asset will not be realized.

The Company and its subsidiaries have followed ASC 740 (“Income Taxes”). According to ASC 740, the Company and its subsidiaries recognize the financial statement effects of a tax position taken or expected to be taken in a tax return when it is more likely than not, based on the technical merits, that the position will be sustained upon tax examination, including resolution of any related appeals or litigation processes, and measure the tax position that meets the recognition threshold at the largest amount of tax benefit that is greater than 50% likely of being realized upon settlement with the taxing authority. The Company and its subsidiaries classify penalties and interest expense related to income taxes as part of provision for income taxes in the consolidated statements of income.

Effective for the fiscal year ended March 31, 2012, the Company and certain consolidated subsidiaries have elected to file a consolidated tax return for National Corporation tax purposes.

(k) Securitized assets

The Company and its subsidiaries have securitized and sold to investors certain lease receivables, loan receivables and investment in securities. In the securitization process, the assets to be securitized (“the assets”) are sold to trusts and special-purpose entities that issue asset-backed beneficial interests and securities to the investors.

Until March 31, 2010, certain trusts and special-purpose entities that met the conditions of qualifying special-purpose entities (“QSPEs”) were not consolidated under the previous consolidation guidance for variable interest entities (“VIEs”) and the Company and its subsidiaries had accounted for those securitization transactions in which the financial assets were transferred to QSPEs as a sale when control over the transferred assets was surrendered.

From April 1, 2010, the Company and its subsidiaries have adopted Accounting Standards Update 2009-16 (ASC 860 (“Transfers and Servicing”)), which removed the exemption from consolidation previously given to QSPEs and any SPEs for securitizing financial assets have become subject to the consolidation rule for VIEs. As a result, trusts or SPEs used in securitization transactions including those that were previously considered to be QSPEs have been consolidated if the Company and its subsidiaries are the primary beneficiary of the trusts or SPEs, and the transfers of the financial assets to those consolidated trusts and SPEs are not accounted for as sales. Assets held by consolidated trusts or consolidated SPEs continue to be accounted for as direct financing lease receivables, loan receivable and investment securities, as they were before the transfer, and asset-backed beneficial interests and securities issued to the investors are accounted for as debt. When the Company and its subsidiaries have transferred financial assets to a transferee which is not subject to consolidation, the Company and its subsidiaries account for the transfer as a sale if control over the transferred assets is surrendered.

A certain subsidiary originates and sells loans into the secondary market, while retaining the obligation to service those loans. In addition, it undertakes obligations to service loans originated by others. The subsidiary recognizes servicing assets if it expects the benefit of servicing to more than adequately compensate it for performing the servicing or recognizes servicing liabilities if it expects the benefit of servicing to less than adequately compensate it. These servicing assets and liabilities are initially recognized at fair value and subsequently accounted for using the amortization method whereby the assets and liabilities are amortized in proportion to and over the period of estimated net servicing income or net servicing loss. On a quarterly basis, servicing assets and liabilities are evaluated for impairment or increased obligations. The fair value of servicing assets and liabilities is estimated using an internal valuation model, or by obtaining an opinion of value from an independent third-party vendor. Both methods are based on calculating the present value of estimated future net servicing cash flows, taking into consideration discount rates, prepayments, and servicing costs. The internal valuation model is validated at least semiannually through third-party valuations.

(l) Derivative financial instruments

The Company and its subsidiaries apply ASC 815 (“Derivatives and Hedging”), and all derivatives held by the Company and its subsidiaries are recognized on the consolidated balance sheets at fair value. The accounting treatment of subsequent changes in the fair value depends on their use, and whether they qualify as effective “hedges” for accounting purposes. Derivatives that are not hedges must be adjusted to fair value through the consolidated statements of income. If a derivative is a hedge, then depending on its nature, changes in its fair value will be either offset against change in the fair value of hedged assets or liabilities through the consolidated statements of income, or recorded in other comprehensive income (loss).

If a derivative is held as a hedge of the variability of fair value related to a recognized asset or liability or an unrecognized firm commitment (“fair value” hedge), changes in the fair value of the derivative are recorded in earnings along with the changes in the fair value of the hedged item.

If a derivative is held as a hedge of the variability of cash flows related to a forecasted transaction or a recognized asset or liability (“cash flow” hedge), changes in the fair value of the derivative are recorded in other comprehensive income (loss) to the extent that the derivative is effective as a hedge, until earnings are affected by the variability in cash flows of the designated hedged item.

If a derivative is held as a hedge of a foreign-currency fair-value or cash-flow hedge (“foreign currency” hedge), changes in the fair value of the derivative are recorded in either earnings or other comprehensive income (loss), depending on whether the hedged transaction is a fair-value hedge or a cash-flow hedge. However, if a derivative is used as a hedge of a net investment in a foreign operation, changes in its fair value, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within other comprehensive income (loss).

Changes in the fair value of derivatives that are not held as a hedge, such as those held for trading use, or the ineffective portion of the change in fair value of derivatives that qualify as a hedge, are recorded in earnings.

For all hedging relationships, at inception the Company and its subsidiaries formally document the details of the hedging relationship and the hedged activity. The Company and its subsidiaries also formally assess, both at the hedge’s inception and on an ongoing basis, the effectiveness of the hedge relationship. The Company and its subsidiaries cease hedge accounting prospectively when the derivative no longer qualifies for hedge accounting.

(m) Pension plans

The Company and certain subsidiaries have contributory and non-contributory pension plans covering substantially all of their employees. The Company and its subsidiaries apply ASC 715 (“Compensation—Retirement Benefits”), and the costs of pension plans are accrued based on amounts determined using actuarial methods, with assumptions of discount rate, rate of increase in compensation level, expected long-term rate of return on plan assets and others.

The Company and its subsidiaries also recognize the funded status of pension plans, measured as the difference between the fair value of plan assets and the benefit obligation, on the consolidated balance sheets. Changes in that funded status are recognized in the year in which the changes occur through other comprehensive income (loss), net of applicable income taxes.

(n) Stock-based compensation

The Company and its subsidiaries apply ASC 718 (“Compensation—Stock Compensation”). ASC 718 requires, with limited exception, that the cost of employee services received in exchange for an award of equity instruments be measured based on the grant-date fair value. The costs are recognized over the requisite employee service period.

(o) Stock splits

Stock splits implemented prior to October 1, 2001 had been accounted for by transferring an amount equivalent to the par value of the shares from additional paid-in capital to common stock as required by the Japanese Commercial Code (the “Code”) before amendment. However, no such reclassification was made for stock splits when common stock already included a portion of the proceeds from shares issued at a price in excess of par value. This method of accounting was in conformity with accounting principles generally accepted in Japan.

As a result of a revision to the Code before amendment effective on October 1, 2001 and the Companies Act implemented on May 1, 2006, the above-mentioned method of accounting required by the Code has become unnecessary.

In the United States, stock splits in comparable circumstances are considered to be stock dividends and are accounted for by transferring from retained earnings to common stock and additional paid-in capital amounts equal to the fair market value of the shares issued. Common stock is increased by the par value of the shares and additional paid-in capital is increased by the excess of the market value over par value of the shares issued. Had such stock splits made prior to October 1, 2001 been accounted for in this manner, additional paid-in capital as of March 31, 2013 would have increased by approximately ¥24,674 million, with a corresponding decrease in retained earnings. Total ORIX Corporation shareholders’ equity would remain unchanged. A stock split on May 19, 2000 was excluded from the above amounts because the stock split was not considered to be a stock dividend under U.S. GAAP.

On April 1, 2013, the Company implemented a 10-for-1 stock split of common stock held by shareholders registered on the Company’s register of shareholders as of March 31, 2013. The number of shares and per share data have been adjusted retrospectively to reflect the stock split for all periods presented. This stock split on April 1, 2013 was not considered to be a stock dividend under U.S. GAAP.

(p) Cash and cash equivalents

Cash and cash equivalents include cash on hand, deposits placed with banks and short-term highly liquid investments with original maturities of three months or less.

(q) Restricted cash

Restricted cash consists of deposits related to servicing agreements, deposits collected on the underlying assets and applied to non-recourse loans, trust accounts under securitization programs and others.

(r) Other operating assets

Other operating assets consist primarily of operating facilities (including golf courses, hotels and training facilities and senior housing), which are stated at cost less accumulated depreciation, and depreciation is calculated mainly on a straight-line basis over the estimated useful lives of the assets. Depreciation expenses in fiscal 2011, 2012 and 2013 are ¥6,857 million, ¥6,606 million and ¥8,274 million, respectively. Accumulated depreciation was ¥37,765 million and ¥48,313 million as of March 31, 2012 and 2013, respectively. Estimated useful lives range up to 50 years for buildings, up to 60 years for land improvement and up to 20 years for others.

(s) Other receivables

Other receivables primarily include payments made on behalf of lessees for property tax, maintenance fees and insurance premiums in relation to direct financing lease contracts, accounts receivables in relation to sales of assets to be leased, residential condominiums and other assets, and derivative assets.

(t) Inventories

Inventories primarily consist of advance and/or progress payments for development of residential condominiums for sale and completed residential condominiums (including completed residential condominiums waiting to be delivered to buyers under the contracts for sale). Advance and/or progress payments for development of residential condominiums for sale are carried at cost less any impairment losses and finished goods (including completed residential condominiums) are stated at the lower of cost or market. As of March 31, 2012 and 2013, advance and/or progress payments were ¥69,816 million and ¥34,556 million, respectively, and finished goods were ¥9,838 million and ¥6,933 million, respectively.

Certain subsidiaries recorded ¥9,844 million, ¥4,039 million and ¥3,377 million of write-downs principally for advance and/or progress payments for development of residential condominiums for sale for fiscal 2011, 2012 and 2013, respectively, resulting from an increase in development costs and/or a decrease in expected sales price. These write-downs were recorded in costs of real estate sales and included in the Real Estate segment.

(u) Office facilities

Office facilities are stated at cost less accumulated depreciation. Depreciation is calculated on a declining-balance basis or straight-line basis over the estimated useful lives of the assets. Depreciation expenses in fiscal 2011, 2012 and 2013 are ¥2,857 million, ¥3,228 million and ¥2,994 million, respectively. Accumulated depreciation was ¥39,492 million and ¥41,698 million as of March 31, 2012 and 2013, respectively. Estimated useful lives range up to 62 years for buildings and fixtures and up to 20 years for machinery and equipment.

(v) Other assets

Other assets consist primarily of the excess of purchase prices over the net assets acquired in acquisitions (goodwill) and other intangible assets (see (w)), deferred insurance policy acquisition costs, which are amortized over the contract periods, leasehold deposits, advance payments made in relation to purchases of assets to be leased and to construction of real estate for operating lease, and deferred tax assets.

(w) Goodwill and other intangible assets

The Company and its subsidiaries have followed ASC 805 (“Business Combinations”) and ASC 350 (“Intangibles—Goodwill and Other”). ASC 805 requires that all business combinations be accounted for using the acquisition method. It also requires that intangible assets acquired in a business combination be recognized apart from goodwill if the intangible assets meet one of two criteria—either the contractual-legal criterion or the separability criterion. In a business combination achieved in stages, the Company and its subsidiaries remeasure their previously held equity interest at the acquisition-date fair value and recognize the resulting gain or loss, if any, in earnings.

ASC 350 establishes how intangible assets (other than those acquired in a business combination) should be accounted for upon acquisition. It also addresses how goodwill and other intangible assets should be accounted for subsequent to their acquisition. Goodwill and intangible assets that have indefinite useful lives are not amortized but tested at least annually for impairment. Additionally, if events or changes in circumstances indicate that the asset might be impaired, we test for impairment when such events or changes occur. The Company and its subsidiaries adopted Accounting Standards Update 2011-08 (“Testing Goodwill for Impairment”—ASC 350 (“Intangibles—Goodwill and Other”)) during the fiscal year ended March 31, 2012. According to ASU 2011-08, the Company and its subsidiaries may perform a qualitative assessment to determine whether to calculate the fair value of a reporting unit under the first step of the two-step goodwill impairment test. If, after assessing the totality of events or circumstances, it is determined that it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then the Company and/or subsidiaries do not perform the two-step impairment test. However, if the Company and/or subsidiaries conclude otherwise, the Company and/or subsidiaries perform the first step of the two-step impairment test by calculating the fair value of the reporting unit and comparing the fair value with the carrying amount of the reporting unit. If the fair value of the reporting unit falls below its carrying amount, then the Company and/or subsidiaries perform the second step of the goodwill impairment test by comparing the fair value of goodwill with its carrying amount. If the carrying amount of goodwill exceeds its fair value, an impairment loss is recognized in an amount equal to that excess. The Company and its subsidiaries test the goodwill either at the operating segment level or one level below the operating segments. The Company and its subsidiaries perform the qualitative assessment for some goodwill but bypass the qualitative assessment and proceed directly to the first step of the two-step impairment test for other goodwill.

The Company and its subsidiaries adopted Accounting Standards Update 2012-02 (“Testing Indefinite-Lived Intangible Assets for Impairment”—ASC 350 (“Intangibles—Goodwill and Other”)) during the fiscal year ended March 31, 2013. According to ASU 2012-02, the Company and its subsidiaries may perform a qualitative assessment to determine whether it is more likely than not that the indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, the Company and/or subsidiaries conclude that it is not more likely than not that the indefinite-lived asset is impaired, then the Company and/or subsidiaries do not perform the quantitative impairment test. However, if the Company and/or subsidiaries conclude otherwise, the Company and/or subsidiaries calculate the fair value of the indefinite-lived intangible asset and perform the quantitative impairment test. If the carrying amount of the indefinite-lived intangible asset exceeds its fair value, an impairment loss is recognized in an amount equal to that excess. The Company and its subsidiaries perform the qualitative assessment for some indefinite-lived intangible assets but bypass the qualitative assessment and perform the quantitative assessment for other indefinite-lived intangible assets

Intangible assets with finite lives are amortized over their useful lives and tested for impairment in accordance with ASC 360-10 (“Property, Plant, and Equipment—Impairment or Disposal of Long-Lived Assets”).

(x) Trade notes, accounts payable and other liabilities

Trade notes, accounts payable and other liabilities include accounts payables, guarantee liabilities, and derivative liabilities.

(y) Capitalization of interest costs

The Company and its subsidiaries capitalized interest costs of ¥3,646 million, ¥2,395 million and ¥1,707 million in fiscal 2011, 2012 and 2013, respectively, related to specific long-term development projects.

(z) Advertising

The costs of advertising are expensed as incurred. The total amounts charged to advertising expense in fiscal 2011, 2012 and 2013 are ¥6,165 million, ¥5,888 million and ¥11,579 million, respectively.

(aa) Discontinued operations

The Company and its subsidiaries have followed ASC 205-20 (“Presentation of Financial Statements—Discontinued Operations”). Under ASC 205-20, the scope of discontinued operations includes the operating results of any component of an entity with its own identifiable operations and cash flows and in which operations the Company and its subsidiaries will not have significant continuing involvement. Included in reported discontinued operations are the operating results of operations for the subsidiaries, the business units and certain properties sold or to be disposed of by sale without significant continuing involvements, which results of operations for prior periods presented have also been reclassified as discontinued operations in the accompanying consolidated statements of income.

(ab) Earnings per share

Basic earnings per share is computed by dividing income attributable to ORIX Corporation shareholders from continuing operations and net income attributable to ORIX Corporation shareholders by the weighted average number of shares of common stock outstanding in each period and diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock. Earnings per share is adjusted for any stock splits and stock dividends retroactively. For discussion of stock splits, see Note 27 (“Per Share Data”).

Furthermore, the Company and its subsidiaries apply ASC 260-10-45-43 to 44 (“Earnings Per Share—Contingently Convertible Instruments”) to Liquid Yield Option Notes™.

(ac) Partial sale and additional acquisition of the parent’s ownership interest in subsidiaries

A partial sale and an additional acquisition of the parent’s ownership interest in subsidiaries where the parent continues to retain control of that subsidiary are accounted for as equity transactions. On the other hand, in a transaction that results in the loss of control, the gain or loss recognized in income includes the realized gain or loss related to the portion of ownership interest sold and the gain or loss on the remeasurement to fair value of the interest retained.

(ad) Redeemable noncontrolling interests

Noncontrolling interests in certain subsidiaries are redeemable preferred shares which are subject to call and put rights upon certain shareholder events. As redemption of the noncontrolling interest is not solely in the control of the subsidiary, it is recorded between Liabilities and Equity on the consolidated balance sheets at its estimated redemption value in accordance with provisions including EITF Topic No. D-98 (ASC 480-10-s99-3A) (“Classification and Measurement of Redeemable Securities”).

(ae) Issuance of stock by an affiliate

When an affiliate issues stocks to unrelated third parties, the Company and its subsidiaries’ ownership interest in the affiliate decreases. In the event that the price per share is more or less than the Company and its subsidiaries’ average carrying amount per share, the Company and its subsidiaries adjust the carrying amount of its investment in the affiliate and recognize gain or loss in the consolidated statements of income in the year in which the change in ownership interest occurs.

(af) New accounting pronouncements

In June 2009, FASB Statement No. 166 (“Accounting for Transfers of Financial Assets—an amendment of FASB Statement No. 140”), which was codified by Accounting Standards Update 2009-16 (ASC 860 (“Transfers and Servicing”)), was issued. This Update removes the concept of a qualifying special-purpose entity and removes the exception from applying ASC 810-10 (“Consolidation-Variable Interest Entities”) to variable interest entities that are qualifying special-purpose entities. This Update also modifies the financial-components approach used in ASC 860 and limits the circumstances in which a transferor derecognizes a portion or component of a financial asset.

Furthermore, in June 2009, FASB Statement No. 167 (“Amendment of FASB Interpretation No. 46(R)” (“FIN 46(R)”)), which was codified by Accounting Standards Update 2009-17 (ASC 810 (“Consolidation”)), was issued. This Update requires an enterprise to perform qualitative analysis to identify the primary beneficiary. An enterprise that has both of the following characteristics is considered to be the primary beneficiary who shall consolidate a variable interest entity:

•	The power to direct the activities of a variable interest entity that most significantly impact the entity’s economic performance

•

The obligation to absorb losses of the entity that could potentially be significant to the variable interest entity or the right to receive benefits from the entity that could potentially be significant to the variable interest entity.

Additionally, this Update requires ongoing reassessments of whether an enterprise is the primary beneficiary of a variable interest entity.

These Updates are effective as of the beginning of the fiscal year that begins after November 15, 2009, for interim periods within that fiscal year, and for fiscal years and interim periods thereafter. The Company and its subsidiaries adopted these Updates on April 1, 2010. The effects of adopting these Updates on the Company and its subsidiaries’ financial conditions at the initial adoption date was an increase of ¥1,147 billion on total assets, an increase of ¥1,169 billion on total liabilities and a decrease of ¥22 billion on retained earnings, net of tax, respectively, in the consolidated balance sheets. These are mainly related to consolidation of VIEs used for securitization.

In January 2010, Accounting Standards Update 2010-06 (“Improving Disclosures about Fair Value Measurements”—ASC 820 (“Fair Value Measurements and Disclosures”)) was issued. This Update improves existing disclosures and adds new disclosures. The Company and its subsidiaries adopted certain disclosure requirements in the roll forward of activity in Level 3 fair value measurements on April 1, 2011. The Company and its subsidiaries already adopted the other disclosure requirements in the period ended March 31, 2010. The adoption did not have a material effect on the Company and its subsidiaries’ results of operation or financial position.

In July 2010, Accounting Standards Update 2010-20 (“Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses”—ASC 310 (“Receivables”)) was issued. This Update enhances disclosures about the credit quality of financing receivables and the allowance for credit losses, by requiring an entity to provide disaggregated information by portfolio segment or class of financing receivables, credit quality indicators, past due information, and information about modifications of its financing receivables, and other information. This Update requires the disclosures as of the end of a reporting period, and the disclosures about activity that occurs during a reporting period. The Company and its subsidiaries adopted the period-end disclosure requirements for the period ended December 31, 2010, and the activity disclosure requirements for the period beginning on April 1, 2011, respectively. This Update only relates to certain disclosure requirements and its adoption had no effect on the Company and its subsidiaries’ results of operations or financial position. In April 2011, Accounting Standards Update 2011-02 (“A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring”—ASC 310 (“Receivables”)) was issued. This Update clarifies the guidance on a creditor’s evaluation of whether a restructuring constitutes a troubled debt restructuring. Additionally, this Update requires entities to disclose certain information about troubled debt restructuring, which was deferred by the adoption of Accounting Standards Update 2011-01 (“Deferral of the Effective Date of Disclosures about Troubled Debt Restructurings in Update No. 2010-20”—ASC 310 (“Receivables”)). The Company and its subsidiaries adopted this Update on July 1, 2011 and applied the amendments in this Update retrospectively to restructurings that occurred on or after April 1, 2011. The adoption did not have a material effect on the Company and its subsidiaries’ results of operations or financial position.

In October 2010, Accounting Standards Update 2010-26 (“Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts”—ASC 944 (“Financial Services—Insurance”)) was issued. This Update modifies the definition of the types of costs relating to the acquisition of new and renewal insurance contracts that can be deferred as deferred policy acquisition costs, and specifies that only certain costs related directly to the successful acquisition of new or renewal insurance contracts should be deferred. In accordance with the amendment in this Update, the advertising cost which does not meet certain capitalization criteria, and the cost relating to unsuccessful contract acquisition should be charged to expense as incurred. The Company and its subsidiaries adopted this Update retrospectively to prior period financial statements on April 1, 2012. The effect of the retrospective adoption on the financial position at the initial adoption date was a decrease of approximately ¥22 billion in other assets and a decrease of approximately ¥15.4 billion in retained earnings, net of tax, in the consolidated balance sheets. In addition, the effect of the retrospective adoption on financial results for the fiscal year ended March 31, 2011 was a decrease of ¥1,254 million in income from continuing operations and net income attributable to ORIX Corporation Shareholders, respectively. The effect of the retrospective adoption on financial results for the fiscal year ended March 31, 2012 was a decrease of ¥2,641 million in income from continuing operations and net income attributable to ORIX Corporation Shareholders, respectively. The basic and diluted earnings per share for net income attributable to ORIX Corporation Shareholders for the fiscal year ended March 31, 2011 decreased by ¥1.17* and ¥0.95*, respectively. The basic and diluted earnings per share for net income attributable to ORIX Corporation Shareholders for the fiscal year ended March 31, 2012 decreased by ¥2.46* and ¥2.00*, respectively. (* On April 1, 2013, the Company implemented a 10-for-1 stock split of common stock held by shareholders registered on the Company’s register of shareholders as of March 31, 2013. The per share data has been adjusted retrospectively to reflect the stock split for all periods presented.)

In December 2010, Accounting Standards Update 2010-28 (“When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts”—ASC 350 (“Goodwill and Other”)) was issued. This Update modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For these reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. Any resulting goodwill impairment should be recorded as a cumulative effect adjustment to beginning retained earnings in the period of adoption. Any goodwill impairments occurring after the initial adoption of the Update should be included in earnings. The Company and its subsidiaries adopted this Update on April 1, 2011. The adoption did not have a material effect on the Company and its subsidiaries’ results of operations or financial position.

In December 2010, Accounting Standards Update 2010-29 (“Disclosure of Supplementary Pro Forma Information for Business Combinations”—ASC 805 (“Business Combinations”)) was issued. This Update specifies that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The Company and its subsidiaries adopted this Update on April 1, 2011. This Update only relates to certain disclosure requirements and its adoption had no effect on the Company and its subsidiaries’ results of operations or financial position.

In May 2011, Accounting Standards Update 2011-04 (“Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”—ASC 820 (“Fair Value Measurement”)) was issued. This Update is intended to result in a consistent definition of fair value and common requirements for measuring fair value and for disclosures about fair value between U.S. GAAP and IFRSs. Consequently, this Update changes some fair value measurement principles and enhances the disclosure requirements. The Company and its subsidiaries adopted this Update on January 1, 2012. The adoption did not have a material effect on the Company and its subsidiaries’ results of operations or financial position.

In June 2011, Accounting Standards Update 2011-05 (“Presentation of Comprehensive Income”—ASC 220 (“Comprehensive Income”)) was issued. Under this Update, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The Update does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The Update does not change the option for an entity to present components of other comprehensive income either net of related tax effects or before related tax effects. The Update does not affect how earnings per share is calculated or presented. In December 2011, Accounting Standards Update 2011-12 (Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05) was issued. This Update defers the effective date for certain amendments in Accounting Standards Update 2011-05 which require an entity to present on the face of the financial statements reclassification adjustments for items that are reclassified from accumulated other comprehensive income to net income. The Company and its subsidiaries adopted these Updates on April 1, 2012. These Updates only relate to certain disclosure requirements and the adoption had no effect on the Company and its subsidiaries’ results of operations or financial position. In February 2013, Accounting Standards Update 2013-02 (“Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income”—ASC 220 (“Comprehensive Income”)) was issued. This Update supersedes the reporting requirement for reclassifications out of accumulated other comprehensive income, originally required under Accounting Standards Update 2011-05, for which the effective date was deferred by Accounting Standards Update 2011-12. This Update requires an entity to present information about amounts reclassified out of accumulated other comprehensive income, their corresponding effect on line items of net income and other information by component. An entity shall provide the information together, in one location, either on the face of the statement where net income is presented or as a separate disclosure in the notes to the financial statement. The Update is effective prospectively for fiscal years, and interim periods within those years, beginning after December 15, 2012 with early adoption permitted. The Update only relates to certain disclosure requirements and the adoption will have no effect on the Company and its subsidiaries’ results of operations or financial position.

In September 2011, Accounting Standards Update 2011-08 (“Testing Goodwill for Impairment”—ASC 350 (“Intangibles—Goodwill and Other”)) was issued. This Update permits an entity to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount including goodwill before performing the two-step goodwill impairment test. If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is not required. The Company and its subsidiaries adopted this Update in the period ended March 31, 2012. The adoption of this Update did not have a material effect on the Company and its subsidiaries’ results of operations or financial position.

In December 2011, Accounting Standards Update 2011-10 (“Derecognition of in Substance Real Estate—a Scope Clarification”—ASC 360 (“Property, Plant, and Equipment”)) was issued. This Update is intended to resolve the diversity in practice and clarifies that when a parent (reporting entity) ceases to have a controlling financial interest in a subsidiary that is in substance real estate as a result of default on the subsidiary’s non-recourse debt, the reporting entity should apply the guidance in ASC 360-20 (“Property, Plant, and Equipment—Real Estate Sales”) to determine whether it should derecognize the in substance real estate. The Update is effective for fiscal years, and interim periods within those years, beginning on or after June 15, 2012. Generally, the effect of adopting this Update on the Company and its subsidiaries’ results of operations or financial position will depend on future transactions.

In December 2011, Accounting Standards Update 2011-11 (“Disclosures about Offsetting Assets and Liabilities”—ASC 210 (“Balance Sheet”)) was issued. This Update requires all entities that have financial instruments and derivative instruments that are either offset in the balance sheet or subject to an enforceable master netting arrangement or similar agreement to disclose information about offsetting and related arrangements. In January 2013, Accounting Standards Update 2013-01 (“Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”—ASC 210 (“Balance Sheet”)) was issued. This Update clarifies that the scope of Update 2011-11 applies to derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with Section 210-20-45 or Section 815-10-45 or subject to an enforceable master netting arrangement or similar agreement. These Updates are effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013. These Updates only relate to certain disclosure requirements and the adoption will have no effect on the Company and its subsidiaries’ results of operations or financial position.

In July 2012, Accounting Standards Update 2012-02 (“Testing Indefinite-Lived Intangible Assets for Impairment”—ASC 350 (“Intangibles—Goodwill and Other”)) was issued. This Update permits an entity first to assess qualitative factors to determine whether it is more likely than not that the indefinite-lived intangible asset is impaired. If after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite-lived asset is impaired, then the entity is not required to calculate the fair value of the indefinite-lived intangible asset and perform the quantitative impairment test. The Company and its subsidiaries adopted this Update in the period ended March 31, 2013. The adoption of this Update did not have a material effect on the Company and its subsidiaries’ results of operations or financial position.

In February 2013, Accounting Standards Update 2013-04 (“Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date”—ASC 405 (“Liabilities”)) was issued. This Update requires an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of this guidance is fixed at the reporting date, as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. The Update is effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. Early adoption is permitted. The adoption is not expected to have a material effect on the Company and its subsidiaries’ results of operations or financial position.

In March 2013, Accounting Standards Update 2013-05 (“Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity”—ASC 830 (“Foreign Currency Matters”)) was issued. This Update requires that when a reporting entity (parent) ceases to have a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business within a foreign entity, the parent release any related cumulative translation adjustment into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided. This Update continues to require an entity to release a pro rata portion of the cumulative translation adjustment into net income upon a partial sale of an equity method investment that is a foreign entity. This Update requires an acquirer to release any related cumulative translation adjustment into net income when the acquirer obtains a controlling financial interest in a foreign entity that was previously an equity method affiliate in a business combination achieved in stages. The Update is effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. Early adoption is permitted. Generally, the effect of adopting this Update on the Company and its subsidiaries’ results of operations or financial position will depend on future transactions.

In April 2013, Accounting Standards Update 2013-07 (“Liquidation Basis of Accounting”—ASC 205 (“Presentation of Financial Statements”)) was issued. This Update requires an entity to prepare its financial statements using the liquidation basis of accounting when liquidation is imminent and provides principles for the recognition and measurement of assets and liabilities and requirements for financial statements prepared using the liquidation basis of accounting. The Update is effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. Early adoption is permitted. Generally, the effect of adopting this Update on the Company and its subsidiaries’ results of operations or financial position will depend on future transactions.

In June 2013, Accounting Standards Update 2013-08 (“Amendments to the Scope, Measurement, and Disclosure Requirements”—ASC 946 (“Financial Services—Investment Companies”)) was issued. This Update changes the approach to the investment company assessment, clarifies the characteristics of an investment company, and provides comprehensive guidance for assessing whether an entity is an investment company. This Update requires an investment company to measure noncontrolling ownership interests in other investment companies at fair value rather than using the equity method of accounting. This Update requires an investment company to disclose the additional information about an entity’s status as an investment company and financial support provided or contractually required to be provided by an investment company to its investees. The Update is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. Early adoption is prohibited. The Company and its subsidiaries are currently evaluating the effect that the adoption of this Update will have on the Company and its subsidiaries’ results of operations and financial position.

(ag) Reclassifications

Certain amounts in fiscal 2011 and 2012 consolidated financial statements have been reclassified to conform to fiscal 2013 presentation.

Fair Value Measurements	12 Months Ended
Mar. 31, 2013
Fair Value Measurements

2. Fair Value Measurements

The Company and its subsidiaries adopted ASC 820-10 (“Fair Value Measurement”). This Codification Section defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

This Codification Section classifies and prioritizes inputs used in valuation techniques to measure fair value into the following three levels:

Level 1—Inputs of quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2—Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly or indirectly.

Level 3—Unobservable inputs for the assets or liabilities.

This Codification Section differentiates between those assets and liabilities required to be carried at fair value at every reporting period (“recurring”) and those assets and liabilities that are only required to be adjusted to fair value under certain circumstances (“nonrecurring”). The Company and its subsidiaries mainly measure certain loans held for sale, trading securities, available-for-sale securities, certain investment funds and derivatives at fair value on a recurring basis.

The Company and its subsidiaries adopted Accounting Standards Update 2011-04 (“Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”—ASC 820 (“Fair Value Measurement”)) on January 1, 2012. This Update is intended to result in a consistent definition of fair value and common requirements for measuring fair value and for disclosures about fair value between U.S. GAAP and IFRS. Consequently, this Update changes some fair value measurement principles and enhances the disclosure requirements.

The following table presents recorded amounts of major financial assets and liabilities measured at fair value on a recurring basis as of March 31, 2012 and March 31, 2013:

	March 31, 2012
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial Assets:
Loans held for sale*1	¥19,397	¥0	¥19,397	¥0
Trading securities	12,817	384	12,433	0
Available-for-sale securities	886,487	173,056	469,776	243,655
Japanese and foreign government bond securities	220,915	105,353	115,562	0
Japanese prefectural and foreign municipal bond securities	57,359	33	57,326	0
Corporate debt securities	280,222	0	277,310	2,912
Specified bonds issued by SPEs in Japan	139,152	0	0	139,152
CMBS and RMBS in the U.S., and other asset- backed securities	95,328	0	2,147	93,181
Other debt securities	8,410	0	0	8,410
Equity securities	85,101	67,670	17,431	0
Other securities	5,178	0	5,178	0
Investment funds	5,178	0	5,178	0
Derivative assets	17,212	649	11,270	5,293
Interest rate swap agreements	4,624	0	4,624	0
Options held, caps held and other	5,924	0	631	5,293
Futures, foreign exchange contracts	1,027	649	378	0
Foreign currency swap agreements	5,540	0	5,540	0
Credit derivatives held	97	0	97	0

	¥941,091	¥174,089	¥518,054	¥248,948

Financial Liabilities:
Derivative liabilities	¥16,659	¥412	¥16,247	¥0
Interest rate swap agreements	1,277	0	1,277	0
Options written and other	4,430	0	4,430	0
Futures, foreign exchange contracts	5,497	412	5,085	0
Foreign currency swap agreements	5,432	0	5,432	0
Credit derivatives held	23	0	23	0

	¥16,659	¥412	¥16,247	¥0

	March 31, 2013
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial Assets:
Loans held for sale*1	¥16,026	¥0	¥16,026	¥0
Trading securities	33,041	2,184	30,857	0
Available-for-sale securities	757,299	166,398	453,923	136,978
Japanese and foreign government bond securities	278,717	98,990	179,727	0
Japanese prefectural and foreign municipal bond securities	61,090	0	61,090	0
Corporate debt securities	196,835	0	190,311	6,524
Specified bonds issued by SPEs in Japan	63,244	0	0	63,244
CMBS and RMBS in the U.S., and other asset- backed securities	60,691	0	1,792	58,899
Other debt securities	8,311	0	0	8,311
Equity securities	88,411	67,408	21,003	0
Other securities	5,800	0	0	5,800
Investment funds*2	5,800	0	0	5,800
Derivative assets	14,598	147	12,352	2,099
Interest rate swap agreements	4,654	0	4,654	0
Options held/written and other	5,654	0	3,555	2,099
Futures, foreign exchange contracts	1,030	147	883	0
Foreign currency swap agreements	2,890	0	2,890	0
Credit derivatives held/written	370	0	370	0

	¥826,764	¥168,729	¥513,158	¥144,877

Financial Liabilities:
Derivative liabilities	¥18,037	¥0	¥18,037	¥0
Interest rate swap agreements	1,459	0	1,459	0
Options held/written and other	3,530	0	3,530	0
Futures, foreign exchange contracts	4,685	0	4,685	0
Foreign currency swap agreements	8,263	0	8,263	0
Credit derivatives held/written	100	0	100	0

	¥18,037	¥0	¥18,037	¥0

*1

A subsidiary elected the fair value option under ASC 825-10 (“Financial Instruments—Fair Value Option”) on the loans held for sale originated on or after October 1, 2011. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association (“Fannie Mae”) or institutional investors. Included in other operating revenues in the consolidated statements of income are gains from the change in the fair value of the loans of ¥1,024 million for the fiscal year ended March 31, 2012 and losses from the change in the fair value of the loans of ¥628 million for the fiscal year ended March 31, 2013. No gains or losses were recognized in earnings during the fiscal year ended March 31, 2012 and the fiscal year ended March 31, 2013, attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value at March 31, 2012, are ¥18,326 million and ¥19,397 million, respectively, and the amount of the aggregate fair value exceeds the amount of aggregate unpaid principal balance by ¥1,071 million. The amounts of aggregate unpaid principal balance and aggregate fair value at March 31, 2013, are ¥15,535 million and ¥16,026 million, respectively, and the amount of the aggregate fair value exceeds the amount of aggregate unpaid principal balance by ¥491 million. As of March 31, 2012 and 2013, there are no loans that are 90 days or more past due, in non-accrual status, or both.

*2	A subsidiary elected the fair value option under ASC 825-10 (“Financial Instruments—Fair Value Option”) for certain funds purchased at a discount on the secondary market and an investment in a drug royalty trust, which were made on or after April 1, 2012. Included in brokerage commissions and net gains on investment securities in the consolidated statements of income are gains from the change in the fair value of those investments of ¥670 million for the year ended March 31, 2013.

Changes in economic conditions or valuation methodologies may require the transfer of assets and liabilities from one fair value level to another. In such instances, the Company and its subsidiaries recognize the transfer at the beginning of quarter during which the transfers occur. The Company and its subsidiaries evaluate the significance of transfers between levels based upon size of the transfer relative to total assets, total liabilities or total earnings. For the year ended March 31, 2011 and for the nine months ended December 31, 2011, there were no significant transfers between Level 1 and Level 2. For the three months ended March 31,2012 and for the year ended March 31, 2013, there were no transfers between Level 1 and Level 2.

The following table presents the reconciliation of financial assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during fiscal year 2011, 2012 and 2013:

	2011
	Millions of yen
	Balance at April 1, 2010	Gains or losses (realized/ unrealized)			Purchase, sales, and settlements (net)	Transfers in and/or out of Level 3 (net)*3	Balance at March 31, 2011	Change in unrealized gains or losses included in earnings for assets and liabilities still held at March 31, 2011*1

		Included in earnings*1	Included in other comprehensive income*2	Total
Trading securities	¥53	¥(26)	¥(2)	¥(28)	¥(25)	¥0	¥0	¥0
Available-for-sale securities	401,804	(6,242)	(3,248)	(9,490)	(33,102)	(43,536)	315,676	(5,848)
Corporate debt securities	6,841	(34)	(83)	(117)	(2,094)	(2,057)	2,573	(72)
Specified bonds issued by SPEs in Japan	246,305	(5,195)	351	(4,844)	(27,076)	7,929	222,314	(5,275)
CMBS and RMBS in the U.S., and other asset-backed securities	143,176	(1,013)	(3,540)	(4,553)	(3,932)	(49,408)	85,283	(501)
Other debt securities	5,482	0	24	24	0	0	5,506	0
Derivative assets and liabilities (net)	493	(206)	0	(206)	0	2,659	2,946	(206)
Options held/written, caps held and other	0	475	0	475	0	2,659	3,134	475
Credit derivatives held/written	493	(681)	0	(681)	0	0	(188)	(681)

	2012
	Millions of yen
	Balance at April 1, 2011	Gains or losses (realized/unrealized)			Purchases	Sales	Settlements	Transfers in and/ or out of Level 3 (net)*3	Balance at March 31, 2012	Change in unrealized gains or losses included in earnings for assets and liabilities still held at March 31, 2012*1

		Included in earnings*1	Included in other comprehensive Income*2	Total
Available-for-sale securities	¥315,676	¥(1,262)	¥1,443	¥181	¥63,980	¥(18,054)	¥(118,596)	¥468	¥243,655	¥(2,429)
Corporate debt securities	2,573	(18)	108	90	2,549	(431)	(2,337)	468	2,912	(35)
Specified bonds issued by SPEs in Japan	222,314	(3,066)	2,178	(888)	6,668	(9,625)	(79,317)	0	139,152	(3,397)
CMBS and RMBS in the U.S., and other asset-backed securities	85,283	1,822	(1,056)	766	49,072	(7,998)	(33,942)	0	93,181	1,003
Other debt securities	5,506	0	213	213	5,691	0	(3,000)	0	8,410	0
Derivative assets and liabilities (net)	2,946	2,159	0	2,159	0	0	188	0	5,293	2,159
Options held/written, caps held and other	3,134	2,159	0	2,159	0	0	0	0	5,293	2,159
Credit derivatives held/written	(188)	0	0	0	0	0	188	0	0	0

	2013
	Millions of yen
	Balance at April 1, 2012	Gains or losses (realized/unrealized)			Purchases	Sales	Settlements	Transfers in and/ or out of Level 3 (net)*3	Balance at March 31, 2013	Change in unrealized gains or losses included in earnings for assets and liabilities still held at March 31, 2013*1

		Included in earnings*1	Included in other comprehensive Income*2	Total
Available-for-sale securities	¥243,655	¥(9,225)	¥7,693	¥(1,532)	¥19,294	¥(10,564)	¥(113,875)	¥0	¥136,978	¥(9,783)
Corporate debt securities	2,912	(508)	908	400	3,942	(432)	(298)	0	6,524	(456)
Specified bonds issued by SPEs in Japan	139,152	(9,228)	(15)	(9,243)	5,419	(9)	(72,075)	0	63,244	(8,095)
CMBS and RMBS in the U.S., and other asset-backed securities	93,181	(369)	5,381	5,012	9,933	(7,725)	(41,502)	0	58,899	(1,232)
Other debt securities	8,410	880	1,419	2,299	0	(2,398)	0	0	8,311	0
Other securities	0	670	825	1,495	5,018	(713)	0	0	5,800	670
Investment funds	0	670	825	1,495	5,018	(713)	0	0	5,800	670
Derivative assets and liabilities (net)	5,293	(3,194)	0	(3,194)	0	0	0	0	2,099	(3,194)
Options held/written, caps held and other	5,293	(3,194)	0	(3,194)	0	0	0	0	2,099	(3,194)

*1	Principally, gains and losses from trading securities are included in “brokerage commissions and net gains on investment securities”; available-for-sale securities are included in “write-downs of securities” or “life insurance premiums and related investment income”; other securities are included in “brokerage commissions and net gains on investment securities” and derivative assets and liabilities (net) are included in “other operating revenues/expenses,” respectively. Also, for available-for-sale securities, amortization of interest recognized in interest on loans and investment securities is included in these columns.
*2	Unrealized gains and losses from available-for-sale securities are included in “Net change of unrealized gains (losses) on investment in securities.”
*3	The amount reported in “Transfers in and/or out of Level 3 (net)” is the fair value at the beginning of quarter during which the transfers occur.

From April 1, 2010, the Company and its subsidiaries adopted Accounting Standards Update 2009-16 (ASC 860 (“Transfers and Servicing”)) and Accounting Standards Update 2009-17 (ASC 810 (“Consolidation”)). As a result, there was an increase of ¥9,225 million in the Level 3 specified bonds issued by SPEs in Japan because these bonds are held by variable interest entities that had become subject to consolidation. On the other hand, there were decreases of ¥49,408 million in the Level 3 CMBS and RMBS in the United States and other asset-backed securities, and decreases of ¥1,296 million in the Level 3 specified bonds issued by SPEs in Japan, respectively, that are held by the Company and its subsidiaries, because these securities were issued by newly consolidated variable interest entities and accordingly had been eliminated in consolidation for the fiscal year ended March 31, 2011.

In fiscal 2012, ¥468 million of Corporate debt securities was transferred from Level 2 to Level 3 due to a certain market becoming inactive. There were no transfers from Level 3 in fiscal 2012.

There were no transfers in or out of Level 3 in fiscal 2013.

The following table presents recorded amounts of major assets measured at fair value on a nonrecurring basis as of March 31, 2012 and March 31, 2013. These assets are measured at fair value on a nonrecurring basis mainly to recognize impairment:

	March 31, 2012
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Unlisted securities	¥9,715	¥0	¥0	¥9,715
Real estate collateral-dependent loans (net of allowance for probable loan losses)	73,319	0	0	73,319
Investment in operating leases and other operating assets	16,159	0	0	16,159
Land and buildings undeveloped or under construction	20,445	0	0	20,445
Certain investment in affiliates	15,660	10,775	0	4,885

	¥135,298	¥10,775	¥0	¥124,523

	March 31, 2013
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Real estate collateral-dependent loans (net of allowance for probable loan losses)	¥60,564	¥0	¥0	¥60,564
Investment in operating leases and other operating assets	21,960	0	0	21,960
Land and buildings undeveloped or under construction	11,845	0	0	11,845
Certain investment in affiliates	3,704	0	0	3,704

	¥98,073	¥0	¥0	¥98,073

The following is a description of the valuation process and the main valuation methodologies used for assets and liabilities measured at fair value:

Valuation process

The Company and its subsidiaries determine fair value of Level 3 assets and liabilities by using valuation techniques, such as internally developed models, or using third-party pricing information. Internally developed models include the discounted cash flow methodologies and direct capitalization methodologies. To measure the fair value of the assets and liabilities, the Company and its subsidiaries select the valuation technique which best reflects the nature, characteristics and risks of each asset and liability. The appropriateness of valuation methods and unobservable inputs is verified when measuring fair values of the assets and liabilities by using internally developed models. The Company and its subsidiaries also use third-party pricing information to measure the fair value of certain assets and liabilities. In that case, the Company and its subsidiaries verify the appropriateness of the prices by monitoring available information about the assets and liabilities, such as current conditions of the assets or liabilities, as well as surrounding market information. When these prices are determined to be able to reflect the nature, characteristics and risks of assets and liabilities reasonably, the Company and its subsidiaries use these prices as fair value of the assets and liabilities.

Loans held for sale

Certain loans, which the Company and its subsidiaries have the intent and ability to sell to outside parties in the foreseeable future, are considered held-for-sale. The loans held for sale in the United States are classified as Level 2, because the Company and its subsidiaries measure their fair value based on a market approach using inputs other than quoted prices that are observable for the assets, such as treasury rate, swap rate and market spread.

Real estate collateral-dependent loans

The valuation allowance for large balance non-homogeneous loans is individually evaluated based on the present value of expected future cash flows, the loan’s observable market price or the fair value of the collateral securing the loans if the loans are collateral-dependent. According to ASC 820-10 (“Fair Value Measurement”), measurement for impaired loans determined using a present value technique is not considered a fair value measurement. However, measurement for impaired loans determined using the loan’s observable market price or the fair value of the collateral securing the collateral-dependent loans are fair value measurements and are subject to the disclosure requirements for nonrecurring fair value measurements.

The Company and its subsidiaries determine the fair value of the real estate collateral of real estate collateral-dependent loans using appraisals prepared by independent third party appraisers or our own staff of qualified appraisers based on recent transactions involving sales of similar assets or other valuation techniques such as discounted cash flows methodologies using future cash flows estimated to be generated from operation of the existing assets or completion of development projects, as appropriate. The company and its subsidiaries generally obtain a new appraisal once a fiscal year. In addition, we periodically monitor circumstances of the real estate collateral and then obtain a new appraisal in situations involving a significant change in economic and/or physical conditions, which may materially affect the fair value of the collateral. Real estate collateral-dependent loans whose fair values are estimated using appraisals of the underlying collateral based on these valuation techniques are classified as Level 3 because such appraisals involve unobservable inputs. These unobservable inputs contain discount rates and cap rates as well as future cash flows estimated to be generated from real estate collateral. An increase (decrease) in the discount rate or cap rate and a decrease (increase) in the estimated future cash flows would result in a decrease (increase) in the fair value of real estate collateral-dependent loans.

Investment in operating leases and other operating assets and Land and buildings undeveloped or under construction

Investment in operating leases measured at fair value is mostly real estate. The Company and its subsidiaries determine the fair value of Investment in operating leases and other operating assets and land and buildings undeveloped or under construction using appraisals prepared by independent third party appraisers or the Company’s own staff of qualified appraisers based on recent transactions involving sales of similar assets or other valuation techniques such as discounted cash flow methodologies using future cash flows estimated to be generated from operation of the existing assets or completion of development projects, as appropriate. The Company and its subsidiaries classified the assets as Level 3 because such appraisals involve unobservable inputs. These unobservable inputs contain discount rates as well as future cash flows estimated to be generated from the assets or projects. An increase (decrease) in the discount rate and a decrease (increase) in the estimated future cash flows would result in a decrease (increase) in the fair value of investment in operating leases and other operating assets and Land and buildings undeveloped or under construction.

Trading securities, Available-for-sale securities, Unlisted securities and Investment in affiliates

If active market prices are available, fair value measurement is based on quoted active market prices and, accordingly, these securities are classified as Level 1. If active market prices are not available, fair value measurement is based on observable inputs other than quoted prices included within Level 1, such as prices for similar assets and accordingly these securities are classified as Level 2. If market prices are not available and there are no observable inputs, then fair value is estimated by using valuation models including discounted cash flow methodologies, commonly used option-pricing models and broker quotes. Such securities are classified as Level 3, as the valuation models and broker quotes are based on inputs that are unobservable in the market. If fair value is based on broker quotes, the Company and its subsidiaries check the validity of received prices based on comparison to prices of other similar assets and market data such as relevant bench mark indices.

The Company and its subsidiaries classified CMBS and RMBS in the United States as level 3 due to a certain market being inactive. In determining whether a market is active or inactive, the Company and its subsidiaries evaluate various factors such as the lack of recent transactions, price quotations that are not based on current information or vary substantially over time or among market makers, a significant increase in implied risk premium, a wide bid-ask spread, significant decline in new issuances, little or no public information (e.g. a principal-to-principal market) and other factors. With respect to the CMBS and RMBS in the United States, the Company and its subsidiaries judged that there has been increased overall trading activity but due to the lack of observable trades for older vintage and below investment grade securities we continue to limit the reliance on independent pricing service vendors and brokers. As a result, the Company and its subsidiaries established internally developed pricing models (Level 3 inputs) using valuation techniques such as discounted cash flow methodologies in order to estimate fair value of these securities and classified them as Level 3. Under the models, the Company and its subsidiaries use anticipated cash flows of the security discounted at a risk-adjusted discount rate that incorporates our estimate of credit risk and liquidity risk that a market participant would consider. The cash flows are estimated based on a number of assumptions such as default rate and prepayment speed, as well as seniority of the security. An increase (decrease) in the discount rate or default rate would result in a decrease (increase) in the fair value of CMBS and RMBS in the United States.

The Company and its subsidiaries classified the specified bonds as Level 3 because the Company and its subsidiaries measure their fair value using unobservable inputs. Since the specified bonds do not trade in an open market, no relevant observable market data is available. Accordingly the Company and its subsidiaries use discounted cash flow methodologies that incorporates significant unobservable inputs to measure their fair value. When evaluating the specified bonds issued by SPEs in Japan, the Company and its subsidiaries estimate the fair value by discounting future cash flows using a discount rate based on market interest rates and a risk premium. The future cash flows for the specified bonds issued by the SPEs in Japan are estimated based on contractual principal and interest repayment schedules on each of the specified bonds issued by the SPEs in Japan. Since the discount rate is not observable for the specified bonds, the Company and its subsidiaries use an internally developed model to estimate a risk premium considering the value of the real estate collateral (which also involves unobservable inputs in many cases when using valuation techniques such as discounted cash flow methodologies) and the seniority of the bonds. Under the model, the Company and its subsidiaries consider the loan-to-value ratio and other relevant available information to reflect both the credit risk and the liquidity risk in our own estimate of the risk premium. Generally, the higher the loan-to-value ratio, the larger the risk premium the Company and its subsidiaries estimate under the model. The fair value of the specified bonds issued by SPEs in Japan rises when the fair value of the collateral real estate rises and the discount rate declines. The fair value of the specified bonds issued by SPEs in Japan declines when the fair value of the collateral real estate declines and the discount rate rises.

Investment funds

The fair value is based on the net asset value if the investments meet certain requirements that the investees have all of the attributes specified in ASC 946-10 (“Financial Services—Investment Companies”) and the investees calculate the net asset value. These investments are classified as Level 2, because they are not redeemable at the net asset value per share at the measurement date but they are redeemable at the net asset value per share in the near term after the measurement date. Certain investment funds in the United States for which the fair value option is elected are classified as Level 3, because a subsidiary measures their fair value using discounted cash flow methodologies based on inputs that are unobservable in the market.

Derivatives

For exchange-traded derivatives, fair value is based on quoted market prices, and accordingly, classified as Level 1. For non-exchange traded derivatives, fair value is based on commonly used models and discounted cash flow methodologies. If the inputs used for these measurements including yield curves and volatilities are observable, the Company and its subsidiaries classify it as Level 2. If the inputs are not observable, the Company and its subsidiaries classify it as Level 3. These unobservable inputs contain discount rates. An increase (decrease) in the discount rate would result in a decrease (increase) in the fair value of derivatives.

Information about Level 3 Fair Value Measurements

The following table provides information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets measured at fair value on a recurring basis as of March 31, 2012 and March 31, 2013.

	March 31, 2012
	Millions of yen	Valuation Technique(s)	Significant Unobservable Inputs	Range (Weighted Average)
	Fair Value
Financial Assets:
Available-for-sale securities
Corporate debt securities	¥1,088	Discounted cash flows	Discount rate	2.9% – 7.5%
				(4.9%)

	1,824	Appraisals/Broker quotes	—	—

Specified bonds issued by SPEs in Japan	118,624	Discounted cash flows	Discount rate	1.0% – 13.0%
				(4.0%)

	20,528	Appraisals/Broker quotes	—	—

CMBS and RMBS in the U.S., and other asset-backed securities	63,436	Discounted cash flows	Discount rate	2.7% – 44.1%
				(11.2%)

			Probability of default	0.0% – 6.1%
				(0.9%)

	29,745	Appraisals/Broker quotes	—	—

Other debt securities	8,410	Discounted cash flows	Discount rate	12.5%
				(12.5%)

Derivative assets
Options held, caps held and other	5,293	Discounted cash flows	Discount rate	10.0% – 15.0%
				(12.0%)

	¥248,948

	March 31, 2013
	Millions of yen	Valuation Technique(s)	Significant Unobservable Inputs	Range (Weighted Average)
	Fair Value
Financial Assets:
Available-for-sale securities
Corporate debt securities	¥974	Discounted cash flows	Discount rate	5.4%
				(5.4%)

	5,550	Appraisals/Broker quotes	—	—

Specified bonds issued by SPEs in Japan	60,013	Discounted cash flows	Discount rate	1.0% – 12.0%
				(4.9%)

	3,231	Appraisals/Broker quotes	—	—

CMBS and RMBS in the U.S., and other asset-backed securities	30,804	Discounted cash flows	Discount rate	2.9% – 42.6%
				(9.3%)

			Probability of default	0.0% – 12.8%
				(1.7%)

	28,095	Appraisals/Broker quotes	—	—

Other debt securities	8,311	Discounted cash flows	Discount rate	11.7%
				(11.7%)

Other securities
Investment funds	5,800	Discounted cash flows	Discount rate	13.0% – 20.0%
				(18.6%)

Derivative assets
Options held/written and other	2,099	Discounted cash flows	Discount rate	10.0% – 15.0%
				(12.3%)

	¥144,877

The following table provides information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets measured at fair value on a nonrecurring basis during the three months ended March 31, 2012 and during the year ended March 31,2013.

	March 31, 2012
	Millions of yen	Valuation Technique(s)	Significant Unobservable Inputs	Range (Weighted Average)
	Fair Value
Assets:
Unlisted securities	¥8,814	Discounted cash flows	Discount rate	4.2% – 12.5%
				(6.5%)
Real estate collateral-dependent loans (net of allowance for probable loan losses)	73,319	Discounted cash flows	Discount rate	3.3% – 18.9%
				(7.9%)
		Direct capitalization	Capitalization rate	5.2% – 29.0%
				(10.9%)
Investment in operating leases and other operating assets	11,561	Discounted cash flows	Discount rate	7.0% – 10.0%
				(8.2%)
Land and buildings undeveloped or under construction	8,638	Discounted cash flows	Discount rate	6.0%
				(6.0%)
Certain investment in affiliates	4,596	Discounted cash flows	Discount rate	5.0% – 8.0%
				(6.5%)

	¥106,928

	March 31, 2013
	Millions of yen	Valuation Technique(s)	Significant Unobservable Inputs	Range (Weighted Average)
	Fair Value
Assets:
Real estate collateral-dependent loans (net of allowance for probable loan losses)	¥60,564	Discounted cash flows	Discount rate	5.4% – 19.0%
				(8.4%)
		Direct capitalization	Capitalization rate	5.0% – 21.0%
				(10.7%)
Investment in operating leases and other operating assets	21,960	Discounted cash flows	Discount rate	4.4% – 12.7%
				(6.9%)
Land and buildings undeveloped or under construction	11,845	Discounted cash flows	Discount rate	4.7% – 9.6%
				(6.6%)
Certain investment in affiliates	3,704	Discounted cash flows	Discount rate	5.0% – 9.2%
				(8.8%)

	¥98,073

The Company and its subsidiaries generally use discounted cash flow methodologies or similar internally developed models to determine the fair value of Level 3 assets and liabilities. Use of these techniques requires determination of relevant inputs and assumptions, some of which represent significant unobservable inputs as indicated in the preceding table. Accordingly, changes in these unobservable inputs may have a significant impact on the fair value.

Certain of these unobservable inputs will (in isolation) have a directionally consistent impact on the fair value of the asset or liability for a given change in that input. Alternatively, the fair value of the asset or liability may move in an opposite direction for a given change in another input. Where multiple inputs are used within the valuation technique of an asset or liability, a change in one input in a certain direction may be offset by an opposite change in another input having a potentially muted impact to the overall fair value of that particular asset or liability. Additionally, a change in one unobservable input may result in a change to another unobservable input (that is, changes in certain inputs are interrelated to one another), which may counteract or magnify the fair value impact.

For more analysis of the sensitivity of each input, see the description of the valuation process and the main valuation methodologies used for assets and liabilities measured at fair value.

Acquisitions	12 Months Ended
Mar. 31, 2013
Acquisitions

3. Acquisitions

During fiscal 2011, the Company and its subsidiaries acquired entities for a total cost of ¥64,875 million, which was paid in cash. In accordance with the finalization of purchase price allocation during fiscal 2012, the amount of goodwill was adjusted from ¥29,247 million to ¥28,674 million, which is not deductible for income tax calculation purposes and the amount of acquired intangible assets other than goodwill recognized in these transactions was adjusted from ¥0 to ¥998 million. The acquisitions were mainly included in the Overseas Business segment.

During fiscal 2012, the Company and its subsidiaries acquired entities for a total cost of ¥11,964 million, which was paid in cash. In accordance with the finalization of purchase price allocation during fiscal 2013, the amount of goodwill was adjusted from ¥4,024 million to ¥3,478 million, which is not deductible for income tax calculation purposes and the amount of acquired intangible assets other than goodwill recognized in these transactions was adjusted from ¥0 to ¥2,476 million. The acquisitions were mainly included in the Corporate Financial Services segment and the Overseas Business segment.

During fiscal 2013, the Company and its subsidiaries acquired entities for a total cost of ¥70,537 million, which was paid in cash. Goodwill initially recognized in these transactions amounted to ¥34,429 million and ¥6,964 million of the goodwill is deductible for income tax calculation purposes. The amount of acquired intangible assets other than goodwill recognized was ¥14,491 million. The Company reflected certain preliminary estimates with respect to the value of the underlying net assets of these entities in determining amounts of the goodwill. The amount of the goodwill and intangible assets other than goodwill could possibly be adjusted because the acquisition was made near the fiscal year-end and the purchase price allocation has not completed yet. The acquisitions were mainly included in the Retail segment and the Investment and Operation segment.

The segment in which goodwill is allocated is disclosed in Note 13 (“Goodwill and Other Intangible Assets”).

Cash Flow Information	12 Months Ended
Mar. 31, 2013
Cash Flow Information

4. Cash Flow Information

Cash payments during fiscal 2011, 2012 and 2013 are as follows:

	Millions of yen
	2011	2012	2013
Cash payments:
Interest	¥121,253	¥116,271	¥105,308
Income taxes	50,153	49,190	11,955

As non-cash investing activities, the Company and its subsidiaries assumed ¥142,906 million, ¥38,437 million and ¥235,255 million of liabilities in connection with acquisitions in fiscal 2011, 2012 and 2013, respectively.

Moreover, real estate under operating leases of ¥59,783 million, ¥90,398 million and ¥49,396 million were transferred from installment loans and investment in securities in fiscal 2011, 2012 and 2013, respectively, as a result of acquiring real estate collateral.

As non-cash financing activities, ¥99,773 million of convertible bonds were converted to common stocks in fiscal 2013, respectively.

For VIEs that were consolidated as a result of the application of the accounting standards starting from fiscal 2011, see Note 1(af).

Investment in Direct Financing Leases	12 Months Ended
Mar. 31, 2013
Investment in Direct Financing Leases

5. Investment in Direct Financing Leases

Investment in direct financing leases at March 31, 2012 and 2013 consists of the following:

	Millions of yen
	2012	2013
Total Minimum lease payments to be received	¥1,072,091	¥1,167,170
Less: Estimated executory costs	(63,371)	(60,802)
Minimum lease payments receivable	1,008,720	1,106,368
Estimated residual value	34,240	27,141
Initial direct costs	5,847	5,212
Unearned lease income	(147,921)	(149,341)

	¥900,886	¥989,380

Minimum lease payments receivable are due in periodic installments through fiscal 2035. At March 31, 2013, the amounts due in each of the next five years and thereafter are as follows:

Years ending March 31,	Millions of yen
2014	¥377,514
2015	255,587
2016	184,964
2017	103,938
2018	58,303
Thereafter	126,062

Total	¥1,106,368

Gains and losses from the disposition of direct financing lease assets, which were included in direct financing leases revenues, were not significant for fiscal 2011, 2012 and 2013.

Investment in Operating Leases	12 Months Ended
Mar. 31, 2013
Investment in Operating Leases

6. Investment in Operating Leases

Investment in operating leases at March 31, 2012 and 2013 consists of the following:

	Millions of yen
	2012	2013
Transportation equipment	¥624,567	¥752,020
Measuring and information-related equipment	191,313	216,026
Real estate	858,413	817,330
Other	18,569	18,020

	1,692,862	1,803,396
Accumulated depreciation	(404,818)	(431,329)

Net	1,288,044	1,372,067
Accrued rental receivables	21,954	23,466

	¥1,309,998	¥1,395,533

Gains and losses from the disposition of real estate under operating leases are disclosed separately as gains on sales of real estate under operating leases or income from discontinued operations, net in the accompanying consolidated statements of income.

For fiscal 2011, 2012 and 2013, gains on sales of operating lease assets other than real estate are ¥9,968 million, ¥14,721 million and ¥14,032 million, respectively, and are included in operating lease revenues.

Costs of operating leases include depreciation and various expenses (insurance, property tax and other). Depreciation and various expenses for fiscal 2011, 2012 and 2013 are as follows:

	Millions of yen
	2011	2012	2013
Depreciation expenses	¥134,213	¥136,146	¥147,286
Various expenses	45,579	48,010	50,198

	¥179,792	¥184,156	¥197,484

The operating lease contracts include non-cancelable lease terms that range up to 24 years. The minimum future rentals on non-cancelable operating leases are as follows:

Years ending March 31,	Millions of yen
2014	¥161,107
2015	104,535
2016	73,155
2017	48,220
2018	28,474
Thereafter	51,218

Total	¥466,709

Installment Loans	12 Months Ended
Mar. 31, 2013
Installment Loans

7. Installment Loans

The composition of installment loans by domicile and type of borrower at March 31, 2012 and 2013 is as follows:

	Millions of yen
	2012	2013
Borrowers in Japan:
Consumer—
Housing loans	¥864,764	¥912,651
Card loans	236	225,707
Other	13,590	26,967

	878,590	1,165,325

Corporate—
Real estate companies	297,562	245,465
Non-recourse loans	226,887	134,440
Commercial, industrial and other companies	503,454	442,146

	1,027,903	822,051

Overseas:
Non-recourse loans	549,326	434,517
Other	216,520	198,477

	765,846	632,994
Purchased loans*	97,559	70,801

	¥2,769,898	¥2,691,171

*	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely in accordance with ASC 310-30 (“Receivables—Loans and Debt Securities Acquired with Deteriorated Credit Quality”).

Generally, installment loans are made under agreements that require the borrower to provide collateral or guarantors.

At March 31, 2013, the contractual maturities of installment loans (except purchased loans) for each of the next five years and thereafter are as follows:

Years ending March 31,	Millions of yen
2014	¥778,558
2015	314,605
2016	328,183
2017	166,195
2018	154,304
Thereafter	878,525

Total	¥2,620,370

Included in interest on loans and investment securities in the consolidated statements of income is interest income on loans of ¥152,242 million, ¥132,719 million and ¥144,458 million fiscal 2011, 2012 and 2013, respectively.

Certain loans, for which the Company and its subsidiaries have the intent and ability to sell to outside parties in the foreseeable future, are considered held for sale and are carried at the lower of cost or market value determined on an individual basis, except loans held for sale for which the fair value option under ASC 825-10 (“Financial Instruments—Fair Value Option”) was elected. A subsidiary elected the fair value option under ASC 825-10 (“Financial Instruments—Fair Value Option”) on its loans held for sale originated on or after October 1, 2011. The subsidiary enters into forward sale agreements to offset the change in the fair value of loans held for sale, and the election of the fair value option allows the subsidiary to recognize both the change in the fair value of the loans and the change in the fair value of the forward sale agreements due to changes in interest rates in the same accounting period.

Loans held for sale are included in installment loans, and the outstanding balances of these loans as of March 31, 2012 and March 31, 2013 were ¥20,145 million and ¥17,939 million, respectively. There were ¥19,397 million and ¥16,026 million of loans held for sale as of March 31, 2012 and 2013, respectively, measured at fair value by electing the fair value option.

For loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely, ASC 310-30 (Receivables—Loans and Debt Securities Acquired with Deteriorated Credit Quality) requires that the investor recognize the excess of the loan’s cash flows expected at acquisition over the investor’s initial investment as interest income on the level-yield basis over the remaining life of the purchased loan (“accretable yield”). ASC 310-30, however, does not prohibit placing loans on non-accrual status subsequent to acquisition, including use of the cost recovery or cash basis methods of income recognition when it is not appropriate to recognize the accretable yield, such as when the investor does not have sufficient information to reasonably estimate cash flows expected to be collected to compute the accretable yield.

Purchased loans acquired by the Company and its subsidiaries are generally characterized by extended period of non-performance by the borrower, and it is difficult to reliably estimate the amount, timing, or nature of collections. Because such loans are commonly collateralized by real estate, the Company and its subsidiaries may pursue various approaches to maximizing the return from the collateral, including arrangement of borrower’s negotiated transaction of such collateral before foreclosure, the renovation, refurbishment or the sale of such loans to third parties. Accordingly, although the acquired assets may remain loans in legal form, collections on these loans often do not reflect the normal historical experience of collecting delinquent accounts, and the need to tailor individual collateral-realization strategies often makes it difficult to reliably estimate the amount, timing, or nature of collections. Accordingly, the Company and its subsidiaries use the cost recovery method of income recognition for such purchased loans. The total carrying amounts of these purchased loans were ¥97,559 million and ¥70,801 million as of March 31, 2012 and 2013, respectively, and the fair value at the acquisition date of purchased loans acquired during fiscal 2012 and 2013 were ¥11,428 million and ¥5,672 million, respectively.

When it is probable that the Company and its subsidiaries will be unable to collect all book value, the Company and its subsidiaries consider purchased loans impaired, and a valuation allowance for the excess amount of the book value over the estimated recoverable amount of the loans is provided. For most cases, the recoverable amount is estimated based on the collateral value. Purchased loans for which valuation allowances were provided amounted to ¥34,907 million and ¥29,107 million as of March 31, 2012 and 2013, respectively.

Changes in the allowance for uncollectible accounts relating to the purchased loans for fiscal 2011, 2012 and 2013 are as follows:

	Millions of yen
	2011	2012	2013
Beginning balance	¥12,421	¥17,455	¥19,825
Provision charged to income	5,261	3,188	4,649
Charge-offs	(230)	(793)	(9,412)
Other*	3	(25)	254

Ending balance	¥17,455	¥19,825	¥15,316

*	Other includes foreign currency translation adjustments.

The above-mentioned amounts are included in the allowance for doubtful receivables on direct financing leases and probable loan losses (see Note 8).

Credit Quality of Financing Receivables and the Allowance for Credit Losses	12 Months Ended
Mar. 31, 2013
Credit Quality of Financing Receivables and the Allowance for Credit Losses

8. Credit Quality of Financing Receivables and the Allowance for Credit Losses

Changes in the allowance for doubtful receivables on direct financing leases and probable loan losses for fiscal 2011, 2012 and 2013 are as follows:

	Millions of yen
	2011	2012	2013
Beginning balance	¥157,523	¥154,150	¥136,588
Effect of the application of the accounting standards for consolidation of VIEs*1	32,181	0	0
Beginning balance after the application of the accounting standards for consolidation of VIEs	¥189,704	¥154,150	¥136,588
Provision charged to income	31,065	19,186	10,016
Charge-offs	(61,829)	(38,610)	(44,821)
Recoveries	175	2,351	1,633
Other*2	(4,965)	(489)	848

Ending balance	¥154,150	¥136,588	¥104,264

*1	This effect results from our application of the accounting standards for consolidation of VIEs under ASU 2009-16 and ASU 2009-17, effective April 1, 2010.
*2	Other includes mainly foreign currency translation adjustments, amounts reclassified to discontinued operations and decrease in allowance related to newly consolidated subsidiaries and sales of subsidiaries.

The Company and its subsidiaries adopted Accounting Standards Update 2010-20 (“Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses”—ASC 310 (“Receivables”)). This Update enhances disclosures about the credit quality of financing receivables and the allowance for credit losses, and requires an entity to provide the following information disaggregated by portfolio segment and class of financing receivable.

Allowance for credit losses—by portfolio segment

Credit quality of financing receivables—by class

•	Impaired loans

•	Credit quality indicators

•	Non-accrual and past-due financing receivables

Information about troubled debt restructurings—by class

A portfolio segment is defined as the level at which an entity develops and documents a systematic methodology to determine its allowance for credit losses. The Company and its subsidiaries classify our portfolio segments by instruments of loans and direct financing leases. Classes of financing receivables are determined based on the initial measurement attribute, risk characteristics of the financing receivables and the method for monitoring and assessing obligors’ credit risk, and are defined as the level of detail necessary for a financial statement user to understand the risks inherent in the financing receivables. Classes of financing receivables generally are a disaggregation of a portfolio segment, and the Company and its subsidiaries disaggregate our portfolio segments into classes by regions, instruments or industries of debtors.

The following table provides information about the allowance for credit losses for fiscal 2012 and 2013:

	March 31, 2012
	Millions of yen
	Loans				Direct financing leases	Total
		Corporate
	Consumer	Non-recourse loans	Other	Purchased loans*1
Allowance for Credit Losses:
Beginning balance	¥17,096	¥27,426	¥70,972	¥17,455	¥21,201	¥154,150
Provision charged to income	947	6,509	5,974	3,188	2,568	19,186
Charge-offs	(1,943)	(10,083)	(18,928)	(793)	(6,863)	(38,610)
Recoveries	43	16	2,212	0	80	2,351
Other*2	(3)	(363)	36	(25)	(134)	(489)

Ending balance	¥16,140	¥23,505	¥60,266	¥19,825	¥16,852	¥136,588

Individually evaluated for impairment	3,002	20,657	49,853	17,895	0	91,407
Not individually evaluated for impairment	13,138	2,848	10,413	1,930	16,852	45,181

Financing receivables:
Ending balance	¥881,483	¥775,465	¥995,246	¥97,559	¥900,886	¥3,650,639

Individually evaluated for impairment	9,021	82,957	166,889	34,907	0	293,774
Not individually evaluated for impairment	872,462	692,508	828,357	62,652	900,886	3,356,865

	March 31, 2013
	Millions of yen
	Loans				Direct financing leases	Total
		Corporate
	Consumer	Non-recourse loans	Other	Purchased loans*1
Allowance for Credit Losses:
Beginning balance	¥16,140	¥23,505	¥60,266	¥19,825	¥16,852	¥136,588
Provision charged to income	809	(200)	2,335	4,649	2,423	10,016
Charge-offs	(3,050)	(7,384)	(20,566)	(9,412)	(4,409)	(44,821)
Recoveries	281	1	988	0	363	1,633
Other*3	346	795	(1,148)	254	601	848

Ending balance	¥14,526	¥16,717	¥41,875	¥15,316	¥15,830	¥104,264

Individually evaluated for impairment	3,190	14,620	34,206	13,135	0	65,151
Not individually evaluated for impairment	11,336	2,097	7,669	2,181	15,830	39,113

Financing receivables:
Ending balance	¥1,171,142	¥568,957	¥862,332	¥70,801	¥989,380	¥3,662,612

Individually evaluated for impairment	10,861	61,050	111,722	29,107	0	212,740
Not individually evaluated for impairment	1,160,281	507,907	750,610	41,694	989,380	3,449,872

*1	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely in accordance with ASC 310-30 (“Receivables—Loans and Debt Securities Acquired with Deteriorated Credit Quality”).
*2	Other mainly includes foreign currency translation adjustments, amounts reclassified to discontinued operations and decrease in allowance related to sales of a subsidiary.
*3	Other mainly includes foreign currency translation adjustments and decrease in allowance related to newly consolidated subsidiaries and sales of a subsidiary.

In developing the allowance for credit losses, the Company and its subsidiaries consider, among other things, the following factors:

•	business characteristics and financial conditions of obligors;

•	current economic conditions and trends;

•	prior charge-off experience;

•	current delinquencies and delinquency trends; and

•	value of underlying collateral and guarantees.

The Company and its subsidiaries individually develop the allowance for credit losses for impaired loans. For non-impaired loans, including loans that are not individually evaluated for impairment, and direct financing leases, the Company and its subsidiaries evaluate prior charge-off experience as segmented by debtor’s industry and the purpose of the loans and develop the allowance for credit losses based on such prior charge-off experience as well as current economic conditions.

In common with all portfolio segments, a deterioration of a debtor’s condition may increase the risk of delay in payments of principal and interest. For loans to consumer borrowers, the amount of the allowance for credit losses is changed by the variation of an individual debtor’s creditworthiness and value of underlying collateral and guarantees, and the prior charge-off experience. For loans to corporate other borrowers and direct financing leases, the amount of the allowance for credit losses is changed by current economic conditions and trends, the value of underlying collateral and guarantees, and the prior charge-off experience in addition to the debtor’s creditworthiness.

The decline of the value of underlying collateral and guarantees may increase the risk of inability to collect from the loans and direct financing leases. Particularly for non-recourse loans for which cash flow from real estate is the source of repayment, their collection depends on the real estate collateral value, which may decline as a result of decrease in liquidity of the real estate market, rise in vacancy rate of rental properties, fall in rents and other factors. These risks may change the amount of the allowance for credit losses. For purchased loans, their collection may decrease due to a decline in the real estate collateral value and debtor’s creditworthiness. Thus, these risks may change the amount of the allowance for credit losses.

In common with all portfolio segments, the Company and its subsidiaries charge off doubtful receivables when the likelihood of any future collection is believed to be minimal, mainly based upon an evaluation of the relevant debtor’s creditworthiness and the liquidation status of collateral.

The following table provides information about the impaired loans as of March 31, 2012 and 2013:

	March 31, 2012
		Millions of Yen
Portfolio segment	Class	Loans Individually Evaluated for Impairment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded*1:		¥74,836	¥74,581	¥0
Consumer borrowers	Housing loans	1,438	1,421	0
	Other	0	0	0
Corporate borrowers		73,398	73,160	0
Non-recourse loans	Japan	29,471	29,455	0
	U.S.	4,565	4,565	0
Other	Real estate companies	8,120	8,102	0
	Entertainment companies	11,893	11,718	0
	Other	19,349	19,320	0
Purchased loans		0	0	0
With an allowance recorded*2:		218,938	217,560	91,407
Consumer borrowers	Housing loans	7,583	7,566	3,002
	Other	0	0	0
Corporate borrowers		176,448	175,087	70,510
Non-recourse loans	Japan	14,677	14,661	5,602
	U.S.	34,244	34,150	15,055
Other	Real estate companies	65,888	65,412	26,108
	Entertainment companies	9,867	9,667	3,181
	Other	51,772	51,197	20,564
Purchased loans		34,907	34,907	17,895

Total:		¥293,774	¥292,141	¥91,407

Consumer borrowers	Housing loans	9,021	8,987	3,002

	Other	0	0	0

Corporate borrowers		249,846	248,247	70,510

Non-recourse loans	Japan	44,148	44,116	5,602

	U.S.	38,809	38,715	15,055

Other	Real estate companies	74,008	73,514	26,108

	Entertainment companies	21,760	21,385	3,181

	Other	71,121	70,517	20,564

Purchased loans		34,907	34,907	17,895

	March 31, 2013
		Millions of Yen
Portfolio segment	Class	Loans Individually Evaluated for Impairment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded*1:		¥52,798	¥52,768	¥0
Consumer borrowers	Housing loans	1,003	989	0
	Card loans	0	0	0
	Other	0	0	0
Corporate borrowers		51,795	51,779	0
Non-recourse loans	Japan	21,409	21,407	0
	U.S.	5,825	5,825	0
Other	Real estate companies	7,063	7,060	0
	Entertainment companies	6,148	6,147	0
	Other	11,350	11,340	0
Purchased loans		0	0	0
With an allowance recorded*2:		159,942	158,798	65,151
Consumer borrowers	Housing loans	7,496	7,471	2,565
	Card loans	1,858	1,854	547
	Other	504	503	78
Corporate borrowers		120,977	119,863	48,826
Non-recourse loans	Japan	2,006	2,004	1,021
	U.S.	31,810	31,706	13,599
Other	Real estate companies	40,063	39,896	15,862
	Entertainment companies	5,889	5,843	2,118
	Other	41,209	40,414	16,226
Purchased loans		29,107	29,107	13,135

Total:		¥212,740	¥211,566	¥65,151

Consumer borrowers	Housing loans	8,499	8,460	2,565

	Card loans	1,858	1,854	547

	Other	504	503	78

Corporate borrowers		172,772	171,642	48,826

Non-recourse loans	Japan	23,415	23,411	1,021

	U.S.	37,635	37,531	13,599

Other	Real estate companies	47,126	46,956	15,862

	Entertainment companies	12,037	11,990	2,118

	Other	52,559	51,754	16,226

Purchased loans		29,107	29,107	13,135

*1	“With no related allowance recorded” represents impaired loans with no allowance for credit losses as all amounts are considered to be collectible.
*2	“With an allowance recorded” represents impaired loans with the allowance for credit losses as all or a part of the amounts are not considered to be collectible.

The Company and its subsidiaries recognize installment loans other than purchased loans and loans to consumer borrowers as impaired loans when principal or interest is past-due 90 days or more, or it is probable that the Company and its subsidiaries will be unable to collect all amounts due according to the contractual terms of the loan agreements due to various debtor conditions, including insolvency filings, suspension of bank transactions, dishonored bills and deterioration of businesses. For non-recourse loans, in addition to these conditions, the Company and its subsidiaries perform an impairment review using financial covenants, acceleration clauses, loan-to-value ratios, and other relevant available information.

For purchased loans, the Company and its subsidiaries recognize them as impaired loans when it is probable that the Company and its subsidiaries will be unable to collect book values of the remaining investment due to factors such as a decline in the real estate collateral value and debtors’ creditworthiness since the acquisition of these loans.

The Company and its subsidiaries consider that loans to consumer borrowers, including housing loans, card loans and other, are impaired when terms of these loans are modified as troubled debt restructurings.

Interest payments received on impaired loans other than purchased loans are recorded as interest income unless the collection of the remaining investment is doubtful at which time payments received are recorded as reductions of principal. For purchased loans, although the acquired assets may remain loans in legal form, collections on these loans often do not reflect the normal historical experience of collecting delinquent accounts, and the need to tailor individual collateral-realization strategies often makes it difficult to reliably estimate the amount, timing, or nature of collections. Accordingly, the Company and its subsidiaries use the cost recovery method of income recognition for such purchased loans regardless of whether impairment is recognized or not.

In common with all classes, impaired loans are individually evaluated for a valuation allowance based on the present value of expected future cash flows, the loan’s observable market price or the fair value of the collateral securing the loans if the loans are collateral-dependent. For non-recourse loans, in principle, the estimated collectible amount is determined based on the fair value of the collateral securing the loans as they are collateral-dependent. Further for certain non-recourse loans, the estimated collectible amount is determined based on the present value of expected future cash flows. The fair value of the real estate collateral securing the loans is determined using appraisals prepared by independent third-party appraisers or our own staff of qualified appraisers based on recent transactions involving sales of similar assets or other valuation techniques such as discounted cash flows methodologies using future cash flows estimated to be generated from operation of the existing assets or completion of development projects, as appropriate. We generally obtain a new appraisal once a fiscal year. In addition, we periodically monitor circumstances of the real estate collateral and then obtain a new appraisal in situations involving a significant change in economic and/or physical conditions which may materially affect its fair value. Non-recourse loans in the U.S. consist mainly of commercial mortgage loans held by the newly consolidated VIEs resulting from the application of the accounting standards in the fiscal year ended March 31, 2011 relating to the consolidation of VIEs (see Note 1 (af)). For impaired purchased loans, the Company and its subsidiaries develop the allowance for credit losses based on the difference between the book value and the estimated collectible amount of such loans.

The average recorded investments in impaired loans for fiscal 2011 was ¥368,539 million. The Company and its subsidiaries recognized interest income on impaired loans of ¥4,225 million, and collected in cash interest on impaired loans of ¥3,592 million in fiscal 2011.

The following table provides information about the average recorded investments in impaired loans and interest income on impaired loans for fiscal 2012 and 2013:

	March 31, 2012
		Millions of yen
Portfolio segment	Class	Average Recorded Investments in Impaired Loans*1	Interest Income on Impaired Loans	Interest on Impaired Loans Collected in Cash
Consumer borrowers	Housing loans	¥8,933	¥226	¥204
	Other	0	0	0
Corporate borrowers		252,683	4,506	3,976
Non-recourse loans	Japan	30,021	367	311
	U.S.	41,399	794	695
Other	Real estate companies	84,121	1,243	1,102
	Entertainment companies	25,796	724	711
	Other	71,346	1,378	1,157
Purchased loans		34,063	0	0

Total		¥295,679	¥4,732	¥4,180

	March 31, 2013
		Millions of yen
Portfolio segment	Class	Average Recorded Investments in Impaired Loans*1	Interest Income on Impaired Loans	Interest on Impaired Loans Collected in Cash
Consumer borrowers	Housing loans	¥8,635	¥188	¥152
	Card loans	771	16	12
	Other	180	5	4
Corporate borrowers		221,136	4,259	3,968
Non-recourse loans	Japan	37,282	216	211
	U.S.	41,903	1,726	1,726
Other	Real estate companies	62,265	889	804
	Entertainment companies	16,443	364	322
	Other	63,243	1,064	905
Purchased loans		29,217	0	0

Total		¥259,939	¥4,468	¥4,136

*1	Average balances are calculated on the basis of fiscal beginning and quarter-end balances.

The following table provides information about the credit quality indicators as of March 31, 2012 and 2013:

	March 31, 2012
		Millions of yen
			Non-performing
Portfolio segment	Class	Performing	Loans individually evaluated for impairment	90+ days past-due loans not individually evaluated for impairment	Subtotal	Total
Consumer borrowers	Housing loans	¥849,303	¥9,021	¥8,603	¥17,624	¥866,927
	Card loans	236	0	0	0	236
	Other	14,319	0	1	1	14,320
Corporate borrowers		1,520,865	249,846	0	249,846	1,770,711
Non-recourse loans	Japan	181,991	44,148	0	44,148	226,139
	U.S.	510,517	38,809	0	38,809	549,326
Other	Real estate companies	267,294	74,008	0	74,008	341,302
	Entertainment companies	115,484	21,760	0	21,760	137,244
	Other	445,579	71,121	0	71,121	516,700
Purchased loans		62,652	34,907	0	34,907	97,559
Direct financing leases	Japan	658,277	0	14,406	14,406	672,683
	Overseas	225,168	0	3,035	3,035	228,203

Total		¥3,330,820	¥293,774	¥26,045	¥319,819	¥3,650,639

	March 31, 2013
		Millions of yen
			Non-performing
Portfolio segment	Class	Performing	Loans individually evaluated for impairment	90+ days past-due loans not individually evaluated for impairment	Subtotal	Total
Consumer borrowers	Housing loans	¥901,895	¥8,499	¥6,397	¥14,896	¥916,791
	Card loans	223,130	1,858	719	2,577	225,707
	Other	27,511	504	629	1,133	28,644
Corporate borrowers		1,258,517	172,772	0	172,772	1,431,289
Non-recourse loans	Japan	111,025	23,415	0	23,415	134,440
	U.S	396,882	37,635	0	37,635	434,517
Other	Real estate companies	229,555	47,126	0	47,126	276,681
	Entertainment companies	109,222	12,037	0	12,037	121,259
	Other	411,833	52,559	0	52,559	464,392
Purchased loans		41,694	29,107	0	29,107	70,801
Direct financing leases	Japan	680,351	0	12,234	12,234	692,585
	Overseas	293,223	0	3,572	3,572	296,795

Total		¥3,426,321	¥212,740	¥23,551	¥236,291	¥3,662,612

Note:	Loans held for sale are not included in the table above.

In common with all classes, the Company and its subsidiaries monitor the credit quality indicators as performing and non-performing assets. The category of non-performing assets includes financing receivables for debtors who have filed for insolvency proceedings, whose bank transactions are suspended, whose bills are dishonored, whose businesses have deteriorated, or whose repayment is past-due 90 days or more, and financing receivables modified as troubled debt restructurings, and performing assets include all other financing receivables. Regarding purchased loans, they are classified as non-performing assets when considered impaired, while all the other loans are included in the category of performing assets.

Out of non-performing assets presented above, the Company and its subsidiaries consider smaller balance homogeneous loans, including housing loans and card loans which are not restructured and direct financing leases, as 90 days or more past-due financing receivables not individually evaluated for impairment, and consider the others as loans individually evaluated for impairment. After the Company and its subsidiaries have set aside provision for those non-performing assets, the Company and its subsidiaries continue to monitor at least on a quarterly basis the quality of any underlying collateral, the status of management of the debtors and other important factors in order to report to management and develop additional provision as necessary.

The following table provides information about the non-accrual and past-due financing receivables as of March 31, 2012 and 2013:

	March 31, 2012
		Millions of yen
		Past-Due Financing Receivables			Total Financing Receivables	Non-Accrual
Portfolio segment	Class	30-89 Days Past-Due	90 Days or More Past-Due	Total Past-Due
Consumer borrowers	Housing loans	¥3,518	¥12,942	¥16,460	¥866,927	¥12,942
	Card loans	0	0	0	236	0
	Other	33	1	34	14,320	1
Corporate borrowers		83,316	112,537	195,853	1,770,711	112,537
Non-recourse loans	Japan	10,306	14,134	24,440	226,139	14,134
	U.S.	71,042	14,689	85,731	549,326	14,689
Other	Real estate companies	809	42,831	43,640	341,302	42,831
	Entertainment companies	2	2,362	2,364	137,244	2,362
	Other	1,157	38,521	39,678	516,700	38,521
Direct financing leases	Japan	2,724	14,406	17,130	672,683	14,406
	Overseas	2,007	3,035	5,042	228,203	3,035

Total		¥91,598	¥142,921	¥234,519	¥3,553,080	¥142,921

	March 31, 2013
		Millions of yen
		Past-Due Financing Receivables			Total Financing Receivables	Non-Accrual
Portfolio segment	Class	30-89 Days Past-Due	90 Days or More Past-Due	Total Past-Due
Consumer borrowers	Housing loans	¥3,650	¥10,422	¥14,072	¥916,791	¥10,422
	Card loans	738	1,078	1,816	225,707	1,078
	Other	311	670	981	28,644	670
Corporate borrowers		64,539	73,876	138,415	1,431,289	73,876
Non-recourse loans	Japan	0	15,211	15,211	134,440	15,211
	U.S	59,532	7,516	67,048	434,517	7,516
Other	Real estate companies	1,324	23,921	25,245	276,681	23,921
	Entertainment companies	437	1,542	1,979	121,259	1,542
	Other	3,246	25,686	28,932	464,392	25,686
Direct financing leases	Japan	1,467	12,234	13,701	692,585	12,234
	Overseas	4,013	3,572	7,585	296,795	3,572

Total		¥74,718	¥101,852	¥176,570	¥3,591,811	¥101,852

Note:	Loans held for sale and purchases loans are not included in the table above.

In common with all classes, the Company and its subsidiaries consider financing receivables as past-due financing receivables when principal or interest is past-due 30 days or more. Loans whose terms have been modified are not classified as past-due financing receivables if the principals and interests are not past-due 30 days or more in accordance with the modified terms.

The Company and its subsidiaries suspend accruing revenues on past-due installment loans and direct financing leases when principal or interest is past-due 90 days or more, or earlier, if management determines that their collections are doubtful based on factors such as the individual debtor’s creditworthiness, historical loss experience, current delinquencies and delinquency trends. Cash repayments received on non-accrual loans are applied first against past due interest and then any surpluses are applied to principal in view of the conditions of the contract and obligors. The Company and its subsidiaries return to accrual status non-accrual loans and lease receivables when it becomes probable that the Company and its subsidiaries will be able to collect all amounts due according to the contractual terms of these loans and lease receivables, as evidenced by continual payments from the debtors. The period of such continual payments before returning to accrual status varies depending on factors that we consider are relevant in assessing the debtor’s creditworthiness, such as the debtor’s business characteristics and financial conditions as well as relevant economic conditions and trends.

The following table provides information about troubled debt restructurings of financing receivables that occurred during fiscal 2012 and 2013:

	March 31, 2012
		Millions of yen
Portfolio segment	Class	Pre-modification Outstanding Recorded Investment	Post-modification Outstanding Recorded Investment
Consumer borrowers	Housing loans	¥1,867	¥1,690
Corporate borrowers		27,471	26,112
Non-recourse loans	Japan	943	943
	U.S.	7,783	7,518
Other	Real estate companies	6,436	5,636
	Other	12,309	12,015

Total		¥29,338	¥27,802

	March 31, 2013
		Millions of yen
Portfolio segment	Class	Pre-modification Outstanding Recorded Investment	Post-modification Outstanding Recorded Investment
Consumer borrowers	Housing loans	¥1,290	¥894
	Card loans	1,649	1,081
	Other	641	421
Corporate borrowers		17,970	17,544
Non-recourse loans	Japan	5,180	5,180
	U.S.	10,036	10,036
Other	Real estate companies	967	861
	Other	1,787	1,467

Total		¥21,550	¥19,940

A troubled debt restructuring is defined as a restructuring of a financing receivable in which the creditor grants a concession to the debtor for economic or other reasons related to the debtor’s financial difficulties.

The Company and its subsidiaries offer various types of concessions to our debtors to protect as much of our investment as possible in troubled debt restructurings. For the debtors of non-recourse loans, the Company and its subsidiaries offer concessions including an extension of the maturity date at an interest rate lower than the current market rate for a debt with similar risk characteristics. For the debtors of all financing receivables other than non-recourse loans, the Company and its subsidiaries offer concessions such as a reduction of the loan principal, a temporary reduction in the interest payments, or an extension of the maturity date at an interest rate lower than the current market rate for a debt with similar risk characteristics. In addition, the Company and its subsidiaries may acquire collateral assets from the debtors in troubled debt restructurings to satisfy fully or partially the loan principal or past due interest.

In common with all portfolio segments, financing receivables modified as troubled debt restructurings are recognized as impaired and are individually evaluated for a valuation allowance. In most cases, these financing receivables have already been considered impaired and individually evaluated for allowance for credit losses prior to the restructurings. However, as a result of the restructuring, the Company and its subsidiaries may recognize additional provision for the restructured receivables.

The following table provides information about financing receivables modified as troubled debt restructurings within the previous 12 months from March 31, 2012 and for which there was a payment default during the fiscal 2012:

	March 31, 2012
		Millions of yen
Portfolio segment	Class	Recorded Investment
Consumer borrowers	Housing loans	¥392
Corporate borrowers		2,331
Non-recourse loans	U.S.	409
Other	Other	1,922

Total		¥2,723

The following table provides information about financing receivables modified as troubled debt restructurings within the previous 12 months from March 31, 2013 and for which there was a payment default during the fiscal 2013:

	March 31, 2013
		Millions of yen
Portfolio segment	Class	Recorded Investment
Consumer borrowers	Housing loans	¥369
	Card loans	12
	Other	2
Corporate borrowers		92
Other	Other	92

Total		¥475

The Company and its subsidiaries consider financing receivables whose terms have been modified in a restructuring as defaulted receivables when principal or interest is past-due 90 days or more in accordance with the modified terms.

In common with all portfolio segments, the Company and its subsidiaries suspend accruing revenues and may recognize additional provision as necessary for the defaulted financing receivables.

Investment in Securities	12 Months Ended
Mar. 31, 2013
Investment in Securities

9. Investment in Securities

Investment

in securities at March 31, 2012 and 2013 consists of the following:

	Millions of yen
	2012	2013
Trading securities	¥12,817	¥33,041
Available-for-sale securities	886,487	757,299
Held-to-maturity securities	43,830	89,451
Other securities	204,256	213,877

Total	¥1,147,390	¥1,093,668

Gains and losses realized from the sale of trading securities and net unrealized holding gains (losses) on trading securities are included in net gains on investment securities. For further information, see Note 22 “Brokerage Commissions and Net Gains on Investment Securities”.

For fiscal 2011, 2012 and 2013, net unrealized holding gains and losses on trading securities were gains of ¥2,065 million, gains of ¥4,730 million and gains of ¥1,662 million, respectively.

During fiscal 2011 and 2012, the Company and its subsidiaries sold available-for-sale securities for aggregate proceeds of ¥340,634 million and ¥279,367 million, respectively, resulting in gross realized gains of ¥5,579 million and ¥9,882 million, respectively, and gross realized losses of ¥712 million and ¥963 million, respectively. During fiscal 2013, the Company and its subsidiaries sold available-for-sale securities for aggregate proceeds of ¥417,534 million, resulting in gross realized gains of ¥17,830 million and gross realized losses of ¥577 million. The cost of the securities sold was based on the average cost of each such security held at the time of the sale.

During fiscal 2011, 2012 and 2013, respectively, the Company and its subsidiaries charged losses on securities of ¥21,747 million, ¥16,470 million and ¥22,838 million, respectively, to the accompanying consolidated statements of income for declines in market value of securities where the decline was considered as other than temporary.

Other securities consist mainly of non-marketable equity securities, preferred capital shares carried at cost and investment funds carried at an amount that reflects equity income and loss based on the investor’s share.

The aggregate carrying amount of other securities accounted for under the cost method totaled ¥84,431 million and ¥86,406 million at March 31, 2012 and 2013, respectively. Investments with an aggregate cost of ¥74,716 million and ¥83,591 million, respectively, were not evaluated for impairment because the Company and its subsidiaries did not identify any events or changes in circumstances that might have had significant adverse effect on the fair value of those investments and it was not practicable to estimate the fair value of the investments.

Since April 1, 2012, a subsidiary elected the fair value option under ASC 825-10 (“Financial Instruments—Fair Value Option”) for certain funds purchased at a discount on the secondary market and an investment in a drug royalty trust. Due to the illiquid nature of these investments, the net asset value from the funds/royalty trust does not appear to be indicative of the fair value. The election of the fair value option enables the subsidiary to use more appropriate assumptions for internal cash flow modeling and reflect the fair value of these investments more properly on the financial statements. As of March 31, 2013, there were ¥5,800 million of investments measured at fair value by electing the fair value option included in other securities.

The amortized cost basis amounts, gross unrealized holding gains, gross unrealized holding losses and fair values of available-for-sale securities and held-to-maturity securities in each major security type at March 31, 2012 and 2013 are as follows:

March 31, 2012

	Millions of yen
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale:
Japanese and foreign government bond securities	¥219,729	¥1,191	¥(5)	¥220,915
Japanese prefectural and foreign municipal bond securities	56,108	1,358	(107)	57,359
Corporate debt securities	280,540	2,325	(2,643)	280,222
Specified bonds issued by SPEs in Japan	140,054	192	(1,094)	139,152
CMBS and RMBS in the U.S., and other asset-backed securities	95,788	3,078	(3,538)	95,328
Other debt securities	7,961	449	0	8,410
Equity securities	61,773	26,853	(3,525)	85,101

	861,953	35,446	(10,912)	886,487

Held-to-maturity:
Japanese government bond securities and other	43,830	2,819	0	46,649

	¥905,783	¥38,265	¥(10,912)	¥933,136

March 31, 2013

	Millions of yen
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale:
Japanese and foreign government bond securities	¥276,832	¥1,906	¥(21)	¥278,717
Japanese prefectural and foreign municipal bond securities	58,571	2,519	0	61,090
Corporate debt securities	193,973	3,809	(947)	196,835
Specified bonds issued by SPEs in Japan	64,159	116	(1,031)	63,244
CMBS and RMBS in the U.S., and other asset-backed securities	59,419	3,480	(2,208)	60,691
Other debt securities	7,367	944	0	8,311
Equity securities	53,869	34,703	(161)	88,411

	714,190	47,477	(4,368)	757,299

Held-to-maturity:
Japanese government bond securities and other	89,451	9,020	0	98,471

	¥803,641	¥56,497	¥(4,368)	¥855,770

The unrealized losses of ¥857 million and ¥435 million of debt securities for which an other-than-temporary impairment related to the credit loss had been recognized in earnings according to ASC 320-10-35-34 (“Investments—Debt and Equity Securities—Recognition of Other-Than-Temporary Impairments”) were included in the gross unrealized losses of CMBS and RMBS in the U.S., and other asset-backed securities (before taxes) at March 31, 2012 and March 31, 2013, respectively. The unrealized losses are other-than-temporary impairment related to the non-credit losses and recorded as accumulated other comprehensive income.

The following table provides information about available-for-sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2012 and 2013, respectively:

March 31, 2012

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale:
Japanese and foreign government bond securities	¥74,978	¥(5)	¥0	¥0	¥74,978	¥(5)
Japanese prefectural and foreign municipal bond securities	11,316	(107)	0	0	11,316	(107)
Corporate debt securities	23,568	(208)	24,982	(2,435)	48,550	(2,643)
Specified bonds issued by SPEs in Japan	32,139	(499)	29,826	(595)	61,965	(1,094)
CMBS and RMBS in the U.S., and other asset-backed securities	29,586	(198)	11,316	(3,340)	40,902	(3,538)
Equity securities	14,097	(2,092)	11,239	(1,433)	25,336	(3,525)

	¥185,684	¥(3,109)	¥77,363	¥(7,803)	¥263,047	¥(10,912)

March 31, 2013

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale:
Japanese and foreign government bond securities	¥85,842	¥(21)	¥0	¥0	¥85,842	¥(21)
Japanese prefectural and foreign municipal bond securities	10,118	0	0	0	10,118	0
Corporate debt securities	4,490	(69)	16,329	(878)	20,819	(947)
Specified bonds issued by SPEs in Japan	3,929	(106)	34,226	(925)	38,155	(1,031)
CMBS and RMBS in the U.S., and other asset-backed securities	2,142	(44)	8,141	(2,164)	10,283	(2,208)
Equity securities	1,315	(142)	318	(19)	1,633	(161)

	¥107,836	¥(382)	¥59,014	¥(3,986)	¥166,850	¥(4,368)

Approximately 225 and 132 investment securities were in an unrealized loss position as of March 31, 2012 and 2013, respectively. The gross unrealized losses on these securities are attributable to a number of factors including changes in interest rates, credit spreads and market trends.

For debt securities, in the case of the fair value being below the amortized cost, the Company and its subsidiaries consider whether those securities are other-than-temporarily impaired using all available information about the collectibility. The Company and its subsidiaries consider that an other-than-temporary impairment has occurred if (1) the Company and its subsidiaries intend to sell the debt security; (2) it is more likely than not that the Company and its subsidiaries will be required to sell the debt security before recovery of its amortized cost basis, or (3) the Company and its subsidiaries do not expect to recover the entire amortized cost of the security (that is, a credit loss exists). In assessing whether a credit loss exists, the Company and its subsidiaries compare the present value of the expected cash flows to the security’s amortized cost basis at the balance sheet date.

Debt securities with unrealized loss position mainly include corporate debt securities in Japan, specified bonds issued by special purpose entities in Japan and CMBS and RMBS.

The unrealized loss associated with corporate debt securities is primarily due to changes in the market interest rate and risk premium. Considering all available information to assess the collectibility of those investments (such as the financial condition of and business prospects for the issuers), the Company and its subsidiaries believe that the Company and its subsidiaries are able to recover the entire amortized cost basis of those investments. Because the Company and its subsidiaries do not intend to sell the investments and it is not more likely than not that the Company and its subsidiaries will be required to sell the investments before recovery of their amortized cost basis, the Company and its subsidiaries do not consider these investments to be other-than-temporarily impaired at March 31, 2013.

The unrealized loss associated with specified bonds is primarily due to changes in the market interest rate and risk premium because of deterioration in the real estate market in Japan and the credit crunch in the capital and financial markets. Considering all available information to assess the collectibility of those investments (such as performance and value of the underlying real estate, and seniority of the bonds), the Company and its subsidiaries believe that the Company and its subsidiaries are able to recover the entire amortized cost basis of those investments. Because the Company and its subsidiaries do not intend to sell the investments and it is not more likely than not that the Company and its subsidiaries will be required to sell the investments before recovery of their amortized cost basis, the Company and its subsidiaries do not consider these investments to be other-than-temporarily impaired at March 31, 2013.

The unrealized loss associated with CMBS and RMBS is primarily caused by changes in credit spreads and interest rates. In order to determine whether a credit loss exists, the Company and its subsidiaries estimate the present value of anticipated cash flows, discounted at the current yield to accrete the security. The cash flows are estimated based on a number of assumptions such as default rate and prepayment speed, as well as seniority of the security. Then, a credit loss is assessed by comparing the present value of the expected cash flows to the security’s amortized cost basis. Based on that assessment, the Company and its subsidiaries expect to recover the entire amortized cost basis. Because the Company and its subsidiaries do not intend to sell the investments and it is not more likely than not that the Company and its subsidiaries will be required to sell the investments before recovery of their amortized cost basis, the Company and its subsidiaries do not consider these investments to be other-than-temporarily impaired at March 31, 2013.

For equity securities with unrealized losses, the Company and its subsidiaries consider various factors to determine whether the decline is other-than-temporary, including the length of time and the extent to which the fair value has been less than the carrying value and the issuer’s specific economic conditions as well as the ability and intent to hold these securities for a period of time sufficient to recover the securities’ carrying amounts. Based on our ongoing monitoring process, the Company and its subsidiaries do not consider these investments to be other-than-temporarily impaired at March 31, 2013.

The total other-than-temporary impairment with an offset for the amount of the total other-than-temporary impairment recognized in other comprehensive income (loss) for fiscal 2011, 2012 and 2013 are as follows:

	Millions of yen
	2011	2012	2013
Total other-than-temporary impairment losses	¥22,210	¥17,100	¥23,180
Portion of loss recognized in other comprehensive income (before taxes)	(463)	(630)	(342)

Net impairment losses recognized in earnings	¥21,747	¥16,470	¥22,838

Other-than-temporary impairment losses related to debt securities are recognized mainly on certain specified bonds, which have experienced credit losses due to significant decline in the value of the underlying assets, as well as on certain mortgage-backed and other asset-backed securities, which have experienced credit losses due to a decrease in cash flows attributable to significant default and bankruptcies on the underlying loans. Because the Company and its subsidiaries do not intend to sell these securities and it is not more likely than not that the Company and its subsidiaries will be required to sell these securities before recovery of their amortized cost basis, the Company and its subsidiaries charged only the credit loss component of the total impairment to earnings with the remaining non-credit component recognized in other comprehensive income (loss). The credit loss assessment was made by comparing the securities’ amortized cost basis with the portion of the estimated fair value of the underlying assets available to repay the specified bonds, or with the present value of the expected cash flows from the mortgage-backed and other asset- backed securities, that were estimated based on a number of assumptions such as default rate and prepayment speed, as well as seniority of the security.

Roll-forwards of the amount related to credit losses on other-than-temporarily impaired debt securities recognized in earnings for fiscal 2011, 2012 and 2013 are as follows:

	Millions of yen
	2011	2012	2013
Beginning	¥5,016	¥9,022	¥8,199
Reduction to the beginning balance*	(1,810)	0	0
Beginning after reduction	3,206	9,022	8,199
Addition during the period:
Credit loss for which an other-than-temporary impairment was not previously recognized	7,292	3,524	110
Credit loss for which an other-than-temporary impairment was previously recognized	736	320	1,171
Reduction during the period:
For securities sold or redeemed	(307)	(3,530)	(1,049)
Due to change in intent to sell or requirement to sell	(1,905)	(1,137)	(622)

Ending	¥9,022	¥8,199	¥7,809

*	Cumulative effects of adopting Accounting Standards Update 2009-16 (ASC 860 (“Transfers and Servicing”)), and Accounting Standards Update 2009-17 (ASC 810 (“Consolidation”)) have been deducted from the beginning balance.

The Company and its subsidiaries adopted Accounting Standards Update 2009-12 (“Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)—ASC 820 (“Fair Value Measurements and Disclosures”)”). Under ASC 820, the information about the fund investments the Company and its subsidiaries hold at March 31, 2012 is as follows, and there were no such fund investments at March 31, 2013.

March 31, 2012

Type of Fund Investment	Millions of yen	Redemption Frequency (If Currently Eligible)	Redemption Notice Period
Hedge Fund*	¥5,178	Monthly – Quarterly	5 days – 60 days

Total	¥5,178	—	—

*	This category includes several hedge funds that seek short-term profits using investment strategies such as managed futures, global macro and relative value. The fair value of the investments in this category is calculated based on the net asset value of the investees.

The following is a summary of the contractual maturities of debt securities classified as available-for-sale securities and held-to-maturity securities held at March 31, 2013:

Available-for-sale securities held at March 31, 2013:

	Millions of yen
	Amortized cost	Fair value
Due within one year	¥198,549	¥198,202
Due after one to five years	253,017	256,084
Due after five to ten years	114,823	116,388
Due after ten years	93,932	98,214

	¥660,321	¥668,888

Held-to-maturity securities held at March 31, 2013:

	Millions of yen
	Amortized cost	Fair value
Due within one year	¥620	¥620
Due after one to five years	7	7
Due after ten years	88,824	97,844

	¥89,451	¥98,471

Securities not due at a single maturity date, such as mortgage-backed securities, are included in the above table based on their final maturities.

Certain borrowers may have the right to call or prepay obligations. This right may cause actual maturities to differ from the contractual maturities summarized above.

Included in interest on loans and investment securities in the consolidated statements of income is interest income on investment securities of ¥17,690 million, ¥15,169 million and ¥11,505 million for fiscal 2011, 2012 and 2013, respectively.

The Company and a certain foreign subsidiary acquired debt securities with evidence of deterioration of credit quality at the time of acquisition, and it was not probable those debt securities were able to recover all contractual amounts. In accordance with the provision of ASC 310-30 (Receivables—Loans and Debt Securities Acquired with Deteriorated Credit Quality), the Company and the subsidiary determined the expected future cash flows taking into account historical cash collections for debt securities with similar characteristics as well as expected prepayments and the amount and the timing of undiscounted expected principal, interest and other cash flows for each pool of debt securities. Accretable yield represents the excess of expected future cash flows over carrying value of the debt securities, which is recognized as interest income over the remaining life of the debt securities. For a debt security for which the fair value is less than the amortized cost basis, the subsidiary estimates the present value of cash flows expected to be collected from the security and compares it with the amortized cost basis of the security to determine whether a credit loss exists. If, based on current information and events, the Company and the subsidiary determines a credit loss exists for that security, an other-than-temporary impairment is considered to have occurred. The Company and the subsidiary writes down that security to fair value with the credit loss component of the impairment recognized in earnings and the noncredit component recorded in other comprehensive income (loss), unless the Company and the subsidiary intends to sell that security or more likely than not will be required to sell that security before recovery, in which case the entire impairment loss would be charged to earnings. As of March 31, 2012 and 2013, the carrying amount and the nominal value of debt securities acquired with evidence of deterioration of credit quality were ¥5,906 million and ¥5,556 million, and ¥13,125 million and ¥14,951 million, and the outstanding balance of accretable yield was ¥4,057 million and ¥4,994 million, respectively.

Securitization Transactions	12 Months Ended
Mar. 31, 2013
Securitization Transactions

10. Securitization Transactions

The Company and its subsidiaries have securitized various financial assets such as direct financing lease receivables, installment loans (commercial mortgage loans, housing loans and other) and investment in securities.

In the securitization process, these financial assets are transferred to various vehicles (the “SPEs”), such as trusts and special-purpose companies that issue beneficial interests of the securitization trusts and securities backed by the financial assets to investors. The cash flows collected from these assets transferred to the SPEs are then used to repay these asset-backed beneficial interests and securities. As the transferred assets are isolated from the Company and its subsidiaries, the investors and the SPEs have no recourse to other assets of the Company and its subsidiaries in cases where the debtors or the issuers of the transferred financial assets fail to perform under the original terms of those financial assets. The Company and its subsidiaries often retain interests in the SPEs in the form of the beneficial interest of the securitization trusts. Those interests that continue to be held include interests in the transferred assets and are often subordinate to other tranche(s) of the securitization. Those beneficial interests that continue to be held by the Company and its subsidiaries are subject to credit risk, interest rate risk and prepayment risk on the securitized financial assets. With regards to these subordinated interests that the Company and its subsidiaries retain, they are subordinated to the senior investments and are exposed to different credit and prepayment risks, since they first absorb the risk of the decline in the cash flows from the financial assets transferred to the SPEs for defaults and prepayment of the transferred assets. If there is any excess cash remaining in the SPEs after payment to investors in the securitization of the contractual rate of returns, most of such excess cash is distributed to the Company and its subsidiaries for payments of the subordinated interests.

Until March 31, 2010, the Company and its subsidiaries did not consolidate qualified special-purpose entities (“QSPEs”) meeting certain requirements and the Company and its subsidiaries accounted for the transfer of financial assets to QSPEs as a sale when control over the financial assets was surrendered.

From April 1, 2010, the Company and its subsidiaries apply Accounting Standards Update 2009-16 (ASC 860 (“Transfers and Servicing”)). This Update removes the concept of a QSPE and removes the exception from applying ASC 810-10 (“Consolidation—Variable Interest Entities”) to variable interest entities that are QSPEs. This Update also modifies the financial-components approach used in former ASC 860 (“Transfers and Servicing”) and limits the circumstances in which a transferor derecognizes a portion or component of a financial asset. As a result, many SPEs for securitization which had not been consolidated because they met QSPE criteria have been consolidated in accordance with Accounting Standards Update 2009-17 (ASC 810 (“Consolidation”)).

During fiscal 2011, 2012 and 2013, there was no securitization transaction accounted for as a sale.

Quantitative information about delinquencies, impaired loans and components of financial assets sold on securitization and other assets managed together as of March 31, 2012 and 2013, and quantitative information about net credit loss for the fiscal years ended March 31, 2011, 2012 and 2013 are as follows:

	Total principal amount of receivables
	Millions of yen
	March 31, 2012	March 31, 2013
Direct financing leases	¥900,886	¥989,380
Installment loans	2,769,898	2,691,171

Assets recorded on the balance sheet	3,670,784	3,680,551
Direct financing leases sold on securitization	3,969	1,698

Total assets managed together or sold on securitization	¥3,674,753	¥3,682,249

	Principal amount of receivables more than 90 days past-due and impaired loans
	Millions of yen
	March 31, 2012	March 31, 2013
Direct financing leases	¥17,441	¥15,806
Installment loans	302,378	220,485

Assets recorded on the balance sheet	319,819	236,291
Direct financing leases sold on securitization	0	0

Total assets managed together or sold on securitization	¥319,819	¥236,291

	Credit loss
	Millions of yen
	2011	2012	2013
Direct financing leases	¥7,505	¥6,783	¥4,046
Installment loans	54,149	29,476	39,142

Assets recorded on the balance sheet	61,654	36,259	43,188
Direct financing leases sold on securitization	0	0	0

Total assets managed together or sold on securitization	¥61,654	¥36,259	¥43,188

A certain subsidiary originates and sells loans into the secondary market while retaining the obligation to service those loans. In addition, it undertakes obligations to service loans originated by others. The servicing assets related to those servicing activities are included in other operating assets and the balances of these servicing assets as of March 31, 2012 and March 31, 2013 were ¥11,533 million and ¥14,562 million, respectively. During the fiscal year ended March 31, 2012 and March 31, 2013, the servicing assets were increased by ¥2,505 million and ¥4,224 million, respectively, mainly from loans sold with servicing retained and decreased by ¥2,416 million and ¥3,045 million, respectively, mainly from amortization and decreased by ¥133 million and increased by ¥1,850 million, respectively, from the effects of changes in foreign exchange rates. The fair value of the servicing assets as of March 31, 2012 and 2013 were ¥13,826 million and ¥19,376 million, respectively.

Variable Interest Entities	12 Months Ended
Mar. 31, 2013
Variable Interest Entities

11. Variable Interest Entities

The Company and its subsidiaries use special purpose companies, partnerships and trusts (hereinafter referred to as SPEs) in the ordinary course of business.

These SPEs are not always controlled by voting rights, and there are cases where voting rights do not exist for those SPEs. ASC 810-10 (“Consolidation—Variable Interest Entities”) addresses consolidation by business enterprises of SPEs within the scope of ASC 810-10. Generally these SPEs are entities where (a) the total equity investment at risk is not sufficient to permit the entity to finance its activities without additional subordinated financial support provided by any parties, including the equity holders or (b) as a group, the holders of the equity investment at risk do not have (1) the ability to make decisions about an entity’s activities that most significantly impact the entity’s economic performance through voting rights or similar rights, (2) the obligation to absorb the expected losses of the entity or (3) the right to receive the expected residual returns of the entity. Entities within the scope of ASC 810-10 are called variable interest entities (“VIEs”).

According to ASC 810-10, the Company and its subsidiaries are required to perform a qualitative analysis to identify the primary beneficiary of VIEs. An enterprise that has both of the following characteristics is considered to be the primary beneficiary and therefore shall consolidate a VIE:

•	The power to direct the activities of a variable interest entity that most significantly impact the entity’s economic performance

•	The obligation to absorb losses of the entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE

All facts and circumstances are taken into consideration when determining whether the Company and its subsidiaries have variable interests that would deem it the primary beneficiary and therefore require consolidation of the VIE. The Company and its subsidiaries make ongoing reassessment of whether they are the primary beneficiaries of a VIE.

The following are the items that the Company and its subsidiaries are considering in a qualitative assessment:

•	Which activities most significantly impact the economic performance of the VIE and who has the power to direct such activities

•	Characteristics of the Company and its subsidiaries’ variable interest or interests and other involvements (including involvement of related parties and de facto agents)

•	Involvement of other variable interest holders

•	The entity’s purpose and design, including the risks that the entity was designed to create and pass through to its variable interest holders

The Company and its subsidiaries generally consider the following types of involvement to be significant when determining the primary beneficiary:

•	Designing the structuring of a transaction

•	Providing an equity investment and debt financing

•	Being the investment manager, asset manager or servicer and receiving variable fees

•	Providing liquidity and other financial support

The Company and its subsidiaries do not have the power to direct activities of the VIEs that most significantly impact the VIEs’ economic performance if that power is shared among multiple unrelated parties, and accordingly do not consolidate such VIEs.

Information about VIEs (consolidated and non-consolidated) for the Company and its subsidiaries are as follows:

1.	Consolidated VIEs

March 31, 2012

	Millions of yen
Types of VIEs	Total assets*1	Total liabilities*1	Assets which are pledged as collateral*2	Commitments*3
(a) VIEs for liquidating customer assets	¥5,094	¥3,719	¥5,094	¥0
(b) VIEs for acquisition of real estate and real estate development projects for customers	49,781	28,848	35,486	0
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	341,421	124,227	245,994	0
(d) VIEs for corporate rehabilitation support business	14,302	205	0	0
(e) VIEs for investment in securities	61,713	7,050	18,365	15
(f) VIEs for securitizing financial assets such as direct financing lease receivable and loan receivable	465,376	303,784	465,376	0
(g) VIEs for securitization of commercial mortgage loans originated by third parties	569,272	575,712	569,263	0
(h) Other VIEs	145,958	62,640	128,950	5,687

Total	¥1,652,917	¥1,106,185	¥1,468,528	¥5,702

March 31, 2013

	Millions of yen
Types of VIEs	Total assets*1	Total liabilities*1	Assets which are pledged as collateral*2	Commitments*3
(a) VIEs for liquidating customer assets	¥6,191	¥3,880	¥6,191	¥0
(b) VIEs for acquisition of real estate and real estate development projects for customers	20,081	2,112	0	0
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	334,179	96,758	197,143	0
(d) VIEs for corporate rehabilitation support business	10,205	192	0	0
(e) VIEs for investment in securities	34,091	8,075	19,133	0
(f) VIEs for securitizing financial assets such as direct financing lease receivable and loan receivable	467,348	250,374	391,664	0
(g) VIEs for securitization of commercial mortgage loans originated by third parties	425,017	434,273	425,017	0
(h) Other VIEs	103,345	49,604	85,763	0

Total	¥1,400,457	¥845,268	¥1,124,911	¥0

*1	The assets of most VIEs are used only to repay the liabilities of the VIEs, and the creditors of the liabilities of the VIEs have no recourse to other assets of the Company and its subsidiaries.
*2	The assets are pledged as collateral by VIE for financing of the VIE.
*3	This item represents remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.

2.	Non-consolidated VIEs

March 31, 2012

	Millions of yen
	Total assets	Carrying amount of the variable interests in the VIEs held by the Company and its subsidiaries		Maximum exposure to loss*
Types of VIEs		Specified bonds and non-recourse loans	Investments
(a) VIEs for liquidating customer asset	¥53,300	¥8,542	¥4,326	¥12,868
(b) VIEs for acquisition of real estate and real estate development projects for customers	958,965	125,746	59,144	224,707
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	0	0	0	0
(d) VIEs for corporate rehabilitation support business	0	0	0	0
(e) VIEs for investment in securities	1,290,243	0	24,371	37,960
(f) VIEs for securitizing financial assets such as direct financing lease receivable and loan receivable	0	0	0	0
(g) VIEs for securitization of commercial mortgage loans originated by third parties	2,277,844	0	43,792	44,427
(h) Other VIEs	42,283	4,380	3,304	7,684

Total	¥4,622,635	¥138,668	¥134,937	¥327,646

March 31, 2013

	Millions of yen
		Carrying amount of the variable interests in the VIEs held by the Company and its subsidiaries
Types of VIEs	Total assets	Specified bonds and non-recourse loans	Investments	Maximum exposure to loss*
(a) VIEs for liquidating customer assets	¥41,929	¥3,428	¥4,119	¥7,547
(b) VIEs for acquisition of real estate and real estate development projects for customers	872,189	106,861	51,345	201,145
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	0	0	0	0
(d) VIEs for corporate rehabilitation support business	0	0	0	0
(e) VIEs for investment in securities	1,327,751	0	24,822	40,501
(f) VIEs for securitizing financial assets such as direct financing lease receivable and loan receivable	0	0	0	0
(g) VIEs for securitization of commercial mortgage loans originated by third parties	2,236,389	0	23,257	23,798
(h) Other VIEs	40,806	97	4,079	4,176

Total	¥4,519,064	¥110,386	¥107,622	¥277,167

*	Maximum exposure to loss includes remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.

(a) VIEs for liquidating customer assets

The Company and its subsidiaries may use VIEs in structuring financing for customers to liquidate specific customer assets. The VIEs are typically used to provide a structure that is bankruptcy remote with respect to the customer and the use of VIE structure is requested by such customer. Such VIEs typically acquire assets to be liquidated from the customer, borrow non-recourse loans from financial institutions and have an equity investment made by the customer. By using cash flows from the liquidated assets, these VIEs repay the loan and pay dividends to equity investors if sufficient funds exist.

The Company and its subsidiaries provide non-recourse loans to such VIEs and occasionally make investments in them. The Company and its subsidiaries have consolidated certain VIEs because the Company or a subsidiary effectively controls the VIEs by acting as the asset manager of the VIEs. In the Company’s consolidated balance sheets, assets of the consolidated VIEs are mainly included in investment in operating leases, and liabilities of the consolidated VIEs are mainly included in long-term debt.

With respect to the variable interests of non-consolidated VIEs, non-recourse loans are included in installment loans, and investments are mainly included in other operating assets in the Company’s consolidated balance sheets.

(b) VIEs for acquisition of real estate and real estate development projects for customers

Customers and the Company and its subsidiaries are involved with VIEs formed to acquire real estate and/or develop real estate projects. In each case, a customer establishes and makes an equity investment in a VIE that is designed to be bankruptcy remote from the customer. The VIEs acquire real estate and/or develop real estate projects.

The Company and its subsidiaries provide non-recourse loans to such VIEs and hold specified bonds issued by them and/or make investments in them. The Company and its subsidiaries have consolidated certain VIEs because the Company or its subsidiary effectively controls the VIEs by acting as the asset manager of the VIEs.

The Company and its subsidiaries contributed additional funding to certain non-consolidated VIEs to support their repayment obligations, since those VIEs had difficulty repaying debt and accounts payable. The amount of those additional fundings for fiscal 2013 was ¥2,000 million. As a result, the Company and its subsidiaries performed a reassessment and consolidated those VIEs.

In the Company’s consolidated balance sheets, assets of consolidated VIEs are mainly included in cash and cash equivalents, investment in operating leases and other operating assets, and liabilities of those consolidated VIEs are mainly included in long-term debt as of March 31, 2012, and in short-term debt, trade notes, accounts payable and other liabilities as of March 31, 2013.

With respect to the variable interests of non-consolidated VIEs, specified bonds are included in investment in securities, non-recourse loans are included in installment loans, and investments are mainly included in other operating assets and investment in securities in the Company’s consolidated balance sheets. The Company and its subsidiaries have commitment agreements by which the Company and its subsidiaries may be required to provide additional investment in certain non-consolidated VIEs as long as the agreed-upon terms are met. Under these agreements, the Company and its subsidiaries are committed to invest in these VIEs with the other investors based on their respective ownership percentages. The Company and its subsidiaries concluded that the VIEs are not consolidated because the power to direct these VIEs is held by unrelated parties. In some cases, the Company and its subsidiaries concluded that the VIEs are not consolidated because the power to direct these VIEs is shared among multiple unrelated parties.

(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business

The Company and its subsidiaries establish VIEs and acquire real estate to borrow non-recourse loans from financial institutions and simplify the administration activities necessary for the real estate. The Company and its subsidiaries consolidate such VIEs even though the Company and its subsidiaries may not have voting rights if substantially all of such VIEs’ subordinated interests are issued to the Company and its subsidiaries, and therefore the VIEs are controlled by and for the benefit of the Company and its subsidiaries.

The Company and its subsidiaries contributed additional funding to certain non-consolidated VIEs and acquired subordinated interests to support their repayment obligations, since those VIEs had difficulty repaying debt and accounts payable. The amount of those additional fundings for fiscal 2012 was ¥497 million. As a result, the Company and its subsidiaries performed a reassessment and consolidated those VIEs. There was no additional funding or acquisition of subordinated interests during fiscal 2013.

The Company and its subsidiaries contributed additional funding to certain consolidated VIEs, since those VIEs had difficulty repaying debt and accounts payable. The amount of those additional fundings for fiscal 2013 was ¥646 million.

In the Company’s consolidated balance sheets, assets of the consolidated VIEs are mainly included in investment in operating leases, office facilities, cash and cash equivalents and other assets, and liabilities of those consolidated VIEs are mainly included in long-term debts.

(d) VIEs for corporate rehabilitation support business

Financial institutions, the Company and its subsidiary are involved with VIEs established for the corporate rehabilitation support business. VIEs receive the funds from investors including the financial institutions, the Company and the subsidiary, and purchase loan receivables due from borrowers which have financial problems, but are deemed to have the potential to recover in the future. The servicing operations for the VIEs are conducted by the subsidiary.

The Company and its subsidiary consolidated such VIEs since the Company and the subsidiary have the majority of the investment share of such VIEs, and have the power to direct the activities of the VIEs that most significantly impact the entities’ economic performance through the servicing operations.

In the Company’s consolidated balance sheets, assets of the consolidated VIEs are mainly included in installment loans, and liabilities of those consolidated VIEs are mainly included in trade notes, accounts payable and other liabilities.

(e) VIEs for investment in securities

The Company and its subsidiaries have interests in VIEs that are investment funds and mainly invest in equity and debt securities. Such VIEs are mainly managed by fund management companies that are independent of the Company and its subsidiaries.

The Company’s consolidated certain such VIEs since the Company has the majority of the investment share of them, and has the power to direct the activities of those VIEs that most significantly impact the entities’ economic performance through involvement with the design of the VIEs or other means.

In the Company’s consolidated balance sheets, assets of the consolidated VIEs are mainly included in investment in securities, investment in affiliates, installment loans, cash and cash equivalents, and liabilities of those consolidated VIEs are mainly included in short-term debt and long-term debt. The Company has commitment agreements by which the Company may be required to make additional investments in certain such consolidated VIEs.

Variable interests of non-consolidated VIEs, which the Company and its subsidiaries have, are included in investment in securities. The Company and its subsidiaries have a commitment agreement by which the Company may be required to make additional investments in certain such non-consolidated VIEs.

(f) VIEs for securitizing financial assets such as direct financing lease receivable and loan receivable

The Company and its subsidiaries use VIEs to securitize financial assets such as direct financing lease receivables and loan receivables. In the securitization process, these financial assets are transferred to SPEs, and the SPEs issue beneficial interests or securities backed by the transferred financial assets to investors. After the securitization, the Company and its subsidiaries continue to hold a subordinated part of the securities and act as a servicer.

The Company and its subsidiaries consolidated such VIEs since the Company and its subsidiaries have the power to direct the activities that most significantly impact the entity’s economic performance by designing the securitization scheme and conducting servicing activities and have a responsibility to absorb losses of the VIEs that could potentially be significant to the entities by retaining the subordinated part of the securities.

In the Company’s consolidated balance sheets, assets of the consolidated VIEs are mainly included in investment in direct financing leases and installment loans, and liabilities of those consolidated VIEs are mainly included in long-term debt.

(g) VIEs for securitization of commercial mortgage loans originated by third parties

The Company and its subsidiaries invest in CMBS and RMBS originated by third parties. In some cases of such securitization, the Company’s subsidiaries hold the subordinated portion of CMBS and the subsidiaries act as a special-servicer of the securitization transaction. As the special servicer, the Company’s subsidiaries have rights to dispose of real estate collateral related to the securitized commercial mortgage loans.

The subsidiaries consolidate certain of these VIEs when the subsidiaries have the power to direct the activities of the VIEs that most significantly impact the entities’ economic performance through its role as special-servicer, including the right to dispose of the collateral, and have responsibility to absorb losses of the VIEs that could potentially be significant to the entities by holding the subordinated part of the securities.

In the Company’s consolidated balance sheets, assets of the consolidated VIEs are mainly included in installment loans and investment in securities, and liabilities of those consolidated VIEs are mainly included in long-term debt.

Variable interests of non-consolidated VIEs are included in investment in securities.

(h) Other VIEs

The Company and its subsidiaries are involved with other types of VIEs for various purposes. Consolidated and non-consolidated VIEs of this category are mainly kumiai structures. In addition, a subsidiary has consolidated a VIE that is not included in the categories (a) through (g) above, because the subsidiary holds the subordinated portion of the VIE and the VIE is effectively controlled by the subsidiary.

In Japan, certain subsidiaries provide investment products to their customers that employ a contractual mechanism known as a kumiai, which in part result in the subsidiaries forming a type of SPE. As a means to finance the purchase of aircraft or other large-ticket items to be leased to third parties, the Company and its subsidiaries arrange and market kumiai products to investors, who invest a portion of the funds necessary into the kumiai structure. The remainder of the purchase funds is borrowed by the kumiai structure in the form of a non-recourse loan from one or more financial institutions. The kumiai investors (and any lenders to the kumiai structure) retain all of the economic risks and rewards in connection with purchasing and leasing activities of the kumiai structure, and all related gains or losses are recorded on the financial statements of the investors in the kumiai. The Company and its subsidiaries are responsible for the arrangement and marketing of these products and may act as servicer or administrator in kumiai transactions. The fee income for the arrangement and administration of these transactions is recognized in the Company’s consolidated statements of income. In some cases, the Company and its subsidiaries make investments in the kumiai or its related SPE, and these VIEs are consolidated because the Company and its subsidiaries have a responsibility to absorb any significant potential loss through the investments and have the power to direct the activities that most significantly impact their economic performance. In other cases, the Company and its subsidiaries are not considered to be the primary beneficiary of the VIEs or kumiais because the Company and its subsidiaries did not make significant investments or guarantee or otherwise undertake any significant financial commitments or have exposure with respect to the kumiai or its related SPE.

The Company and its subsidiaries may use VIEs to finance. The Company and its subsidiaries transfer their own held assets to SPEs, which borrow non-recourse loan from financial institutions and effectively pledge such assets as collateral. The Company guarantees the performance of obligation of the SPEs. The Company and its subsidiaries continually hold subordinated interests in the SPEs and perform administrative work of such assets. The Company and its subsidiaries consolidate such SPEs because the Company and its subsidiaries have a right to direct the activities of them that most significantly impact their economic performance by setting up the scheme and performing administrative work of the assets and have the obligation to absorb losses expected of them by holding the subordinated interests.

Assets of the consolidated SPEs are mainly included in investment in operating leases, installment loans and other assets, and liabilities are mainly included in long-term debt in the Company’s consolidated balance sheets.

Investment in Affiliates	12 Months Ended
Mar. 31, 2013
Investment in Affiliates

12. Investment in Affiliates

Investment in affiliates at March 31, 2012 and 2013 consists of the following:

	Millions of yen
	2012	2013
Shares	¥296,228	¥316,790
Loans	35,489	9,942

	¥331,717	¥326,732

Certain affiliates are listed on stock exchanges. The aggregate investment in and quoted market value of those affiliates amounted to ¥48,569 million and ¥58,213 million, respectively, as of March 31, 2012 and ¥67,835 million and ¥99,758 million, respectively, as of March 31, 2013.

In fiscal 2011, 2012 and 2013, the Company and its subsidiaries received dividends from affiliates of ¥2,875 million, ¥8,653 million and ¥10,221 million, respectively.

The balance of excess of cost over the underlying equity at acquisition dates of investment in affiliates amounted to ¥16,884 million and ¥25,556 million as of March 31, 2012 and 2013, respectively.

ORIX JREIT Inc. (“ORIX JREIT”), an equity method affiliate, entered into an asset management agreement with one of the Company’s subsidiaries and paid management fees of ¥1,555 million, ¥1,691 million and ¥1,743 million for fiscal 2011, 2012 and 2013, respectively.

In fiscal 2011, 2012 and 2013, certain subsidiaries sold to ORIX JREIT, office buildings and condominiums mainly under operating leases. As a result of the sales, the subsidiaries recognized gains of ¥3,905 million in earnings as gains on sales of real estate under operating leases for fiscal 2011. In fiscal 2012, the subsidiaries recognized gains of ¥989 million in earnings as gains on sales of real estate under operating leases and gains of ¥1,995 million as life insurance premiums and related investment income. In fiscal 2013, the subsidiaries recognized gains of ¥3,119 million in earnings as gains on sales of real estate under operating leases. The related intercompany profits have been eliminated based on the Company’s proportionate share.

During fiscal 2011, Monex Group issued 140,000 shares to a third party at ¥22,765 per share, amounting to ¥3,187 million. Monex Group also issued 65,685 shares for the purpose of the acquisition of Boom Group. As a result of these issuances, the ownership interest of the Company in Monex Group decreased from 22% to 21%. Because the issuance price per share issued by Monex Group was less than the average carrying amount per share of the Company, the Company was required to adjust the carrying amount of its investment by ¥710 million and recognized the loss in earnings as gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net.

During fiscal 2012, Monex Group acquired its shares from the market and canceled its own shares. As a result, the ownership interest of the Company in Monex Group increased from 21% to 22%. Additionally, the Company recognized ¥12,713 million of impairment losses because it was judged that the downward stock price movement of the Monex Group was other than temporary.

During fiscal 2013, the Company acquired 51% of the total number of outstanding shares of ORIX Credit, an equity method affiliate that operates a card loan business, from Sumitomo Mitsui Banking Corporation (“SMBC”), and ORIX Credit became a wholly-owned domestic subsidiary. As a result of this step acquisition of the interest in ORIX Credit, the Company remeasured its previously held equity interest to fair value, and recognized gains of ¥3,132 million in earnings as gains on sales of subsidiaries and affiliates and liquidation losses, net, based on ASC 805-10 (Business Combinations) for fiscal 2013. The remeasured fair value was calculated by reflecting the premium in the valuation that was based on the acquisition price paid to SMBC.

Companies comprising a significant portion of investment in affiliates were DAIKYO (31% of equity share), ORIX Credit (49% of equity share) and Monex Group (21% of equity share) as of March 31, 2011, DAIKYO (31% of equity share), ORIX Credit (49% of equity share) and Monex Group (22% of equity share) as of March 31, 2012 and DAIKYO (31% of equity share) as of March 31, 2013.

Combined and condensed information relating to the affiliates for fiscal 2011, 2012 and 2013 are as follows (some operation data for entities reflect only the period since the Company and its subsidiaries made the investment and on a lag basis):

	Millions of yen
	2011	2012	2013
Operations:
Total revenues	¥850,947	¥945,635	¥827,740
Income before income taxes	108,175	74,223	97,301
Net income	92,763	51,940	64,699

Financial position:
Total assets	¥4,237,580	¥4,561,537	¥5,237,184
Total liabilities	3,174,222	3,508,038	4,031,673
Total equity	1,063,358	1,053,499	1,205,511

The Company and its subsidiaries had no significant transactions with these companies except as described above.

Goodwill and Other Intangible Assets	12 Months Ended
Mar. 31, 2013
Goodwill and Other Intangible Assets

13. Goodwill and Other Intangible Assets

Changes in goodwill by reportable segment for fiscal 2011, 2012 and 2013 are as follows:

	Millions of yen
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas	Total
Balance at March 31, 2010
Goodwill	¥1,202	¥282	¥18,536	¥7,329	¥4,452	¥44,683	¥76,484
Accumulated impairment losses	(912)	0	0	(4,498)	0	0	(5,410)

	290	282	18,536	2,831	4,452	44,683	71,074
Acquired	0	0	148	0	0	29,099	29,247
Impairment	(173)	0	0	0	0	0	(173)
Other (net)*	0	0	363	(1,334)	0	(4,387)	(5,358)

Balance at March 31, 2011
Goodwill	547	282	19,047	3,674	4,452	69,395	97,397
Accumulated impairment losses	(430)	0	0	(2,177)	0	0	(2,607)

	117	282	19,047	1,497	4,452	69,395	94,790
Acquired	380	0	44	14	0	3,586	4,024
Impairment	0	0	0	0	0	0	0
Other (net)*	0	0	(28)	(1,238)	0	(1,737)	(3,003)

Balance at March 31, 2012
Goodwill	754	282	19,063	312	4,452	71,244	96,107
Accumulated impairment losses	(257)	0	0	(39)	0	0	(296)

	497	282	19,063	273	4,452	71,244	95,811
Acquired	0	0	199	21,754	10,972	1,504	34,429
Impairment	0	0	0	0	0	0	0
Other (net)*	0	0	67	0	0	6,337	6,404

Balance at March 31, 2013
Goodwill	754	282	19,329	22,066	15,424	79,085	136,940
Accumulated impairment losses	(257)	0	0	(39)	0	0	(296)

	¥497	¥282	¥19,329	¥22,027	¥15,424	¥79,085	¥136,644

*	Other includes foreign currency translation adjustments and certain other reclassifications.

As a result of the impairment test, the Company and its subsidiaries recognized impairment loss on goodwill of ¥173 million on the Corporate Financial Services segment during fiscal 2011 and the Company and its subsidiaries recognized no impairment losses on goodwill during fiscal 2012 and 2013.

Other intangible assets at March 31, 2012 and 2013 consist of the following:

	Millions of yen
	2012	2013
Intangible assets not subject to amortization:
Trade names	¥18,062	¥21,714
Others	521	605

	18,583	22,319

Intangible assets subject to amortization:
Software	69,261	82,425
Customer relationships	5,552	17,054
Others	7,981	12,304

	82,794	111,783
Accumulated amortization	(49,017)	(58,384)

Net	33,777	53,399

	¥52,360	¥75,718

The aggregate amortization expenses for intangible assets are ¥7,244 million, ¥7,066 million and ¥9,680 million in fiscal 2011, 2012 and 2013, respectively.

The estimated amortization expenses for each of five succeeding fiscal years are ¥10,206 million in fiscal 2014, ¥8,759 million in fiscal 2015, ¥7,962 million in fiscal 2016, ¥5,814 million in fiscal 2017 and ¥3,599 million in fiscal 2018, respectively.

Intangible assets subject to amortization acquired during fiscal 2013 are ¥27,997 million. They mainly consist of software (¥12,291 million) and customer relationships due to acquisitions (¥12,107 million). The weighted average amortization period for the software and the customer relationships due to acquisitions are seven years and eight years, respectively.

As a result of the impairment test, the Company and its subsidiaries recognized no impairment losses on intangible assets during fiscal 2011, 2012 and 2013.

Short-Term and Long-Term Debt	12 Months Ended
Mar. 31, 2013
Short-Term and Long-Term Debt

14. Short-Term and Long-Term Debt

Short-term debt consists of notes payable to banks, bank overdrafts, commercial paper and notes.

The composition of short-term debt and the weighted average contract interest rate on short-term debt at March 31, 2012 and 2013 are as follows:

March 31, 2012

	Millions of yen	Weighted average rate
Short-term debt in Japan, mainly from banks	¥168,012	0.7%
Short-term debt outside Japan, mainly from banks	107,568	4.2
Commercial paper in Japan	176,415	0.2
Commercial paper outside Japan	4,023	4.0
Notes outside Japan	1,955	5.3

	¥457,973	1.4

March 31, 2013

	Millions of yen	Weighted average rate
Short-term debt in Japan, mainly from banks	¥164,046	0.4%
Short-term debt outside Japan, mainly from banks	104,542	3.3
Commercial paper in Japan	146,944	0.2
Commercial paper outside Japan	4,560	3.8
Notes in Japan	40	0.9
Notes outside Japan	594	4.3

	¥420,726	1.1

The composition of long-term debt, the weighted average contract interest rate on long-term debt and the repayment due dates at March 31, 2012 and 2013 are as follows:

March 31, 2012

	Due (Fiscal Year)	Millions of yen	Weighted average rate
Banks:
Fixed rate	2013~2025	¥248,452	2.7%
Floating rate	2013~2027	1,223,127	1.3
Insurance companies and others:
Fixed rate	2013~2020	289,871	1.8
Floating rate	2013~2028	240,277	1.1
Unsecured bonds	2013~2021	1,144,539	2.1
Unsecured convertible bonds with stock acquisition rights	2014	149,968	1.0
Unsecured bond with stock acquisition rights	2023	35,630	0.0
Unsecured notes under medium-term note program	2013~2018	60,911	2.0
Payables under securitized lease receivables	2013~2018	172,917	1.1
Payables under securitized loan receivables and investment in securities	2013~2039	701,788	4.5

		¥4,267,480	2.1

March 31, 2013

	Due (Fiscal Year)	Millions of yen	Weighted average rate
Banks:
Fixed rate	2014~2025	¥339,565	2.6%
Floating rate	2014~2027	1,233,059	1.1
Insurance companies and others:
Fixed rate	2014~2023	280,729	1.6
Floating rate	2014~2028	246,055	0.9
Unsecured bonds	2014~2021	1,173,902	1.8
Unsecured convertible bonds with stock acquisition rights	2014	50,289	1.0
Unsecured notes under medium-term note program	2014~2018	58,169	2.9
Payables under securitized lease receivables	2014~2019	160,163	0.9
Payables under securitized loan receivables and investment in securities	2014~2039	519,603	4.9

		¥4,061,534	2.0

The repayment schedule for the next five years and thereafter for long-term debt at March 31, 2013 is as follows:

Years ending March 31,	Millions of yen
2014	¥1,110,847
2015	621,174
2016	783,508
2017	614,374
2018	576,471
Thereafter	355,160

Total	¥4,061,534

For borrowings from banks, insurance companies and other financial institutions, and for bonds, interest payments are usually paid semi-annually and principal repayments are made upon maturity of the loan contracts or bonds. For medium-term notes, interest payments are mainly made semi-annually and principal is repaid upon maturity of the notes.

For unsecured convertible bond with stock acquisition rights, the Company issued series three unsecured convertible bond with stock acquisition rights of ¥150,000 million in December 2008. As of March 31, 2013, the bond had stock acquisition rights that were convertible into 73,492,910 shares of common stock at a conversion price of ¥684.27 per share. The conversion price shall be adjusted mainly in a situation where the Company issues new shares at less than the current market price of the shares.

On April 1, 2013, the Company implemented a 10-for-1 stock split of common stock held by shareholders registered on the Company’s register of shareholders as of March 31, 2013. The number of shares and the conversion price have been adjusted retrospectively to reflect the stock split.

For unsecured bond with stock acquisition rights, the Company issued Liquid Yield Option Notes™ of $400 million, net of unamortized discount of $622 million, in June 2002. Liquid Yield Option Notes, which have the original maturity date on June 14, 2022, was completely redeemed during fiscal 2013.

During fiscal 2011, 2012 and 2013, the Company and certain subsidiaries recognized net amortization expenses of bond premiums and discounts, and deferred issuance costs of bonds and medium-term notes in the amount of ¥3,996 million, ¥3,999 million and ¥1,002 million, respectively.

Total committed credit lines for the Company and its subsidiaries were ¥463,969 million and ¥481,096 million at March 31, 2012 and 2013, respectively, and, of these lines, ¥427,435 million and ¥439,530 million were available at March 31, 2012 and 2013, respectively. Of the available committed credit lines, ¥210,139 million and ¥230,586 million were long-term committed credit lines at March 31, 2012 and 2013, respectively.

Some of the debt and commitment contracts contain covenant clauses, and some of these include financial restrictions, such as maintenance of certain ORIX Corporation shareholders’ equity ratios. As of March 31, 2013, the Company and its subsidiaries were in compliance with such objective covenant requirements.

The agreements related to debt payable to banks provide that the banks under certain circumstances may request additional security for loans and have the right to offset cash deposited against any short-term or long-term debt that becomes due and, in case of default and certain other specified events, against all other debt payable to the banks.

Other than the assets of the consolidated VIEs pledged as collateral for financing described in Note 11 (“Variable Interest Entities”), the Company and certain subsidiaries provide the following assets as collateral for the short-term and long-term debt payables to financial institutions as of March 31, 2013:

Millions of yen
Minimum lease payments, loans and investment in operating leases	¥88,956
Investment in securities	110,492
Other operating assets	8,736
Other assets	9,916

¥218,100

As of March 31, 2013, investment in securities of ¥24,079 million was pledged for primarily collateral deposits.

Under loan agreements relating to short-term and long-term debt from commercial banks and certain insurance companies, the Company and certain subsidiaries are required to provide collateral against these debts at any time if requested by the lenders. The Company and the subsidiaries did not receive any such requests from the lenders as of March 31, 2013.

Deposits	12 Months Ended
Mar. 31, 2013
Deposits

15. Deposits

Deposits at March 31, 2012 and 2013 consist of the following:

	Millions of yen
	2012	2013
Time deposits	¥894,169	¥885,482
Other deposits	209,345	193,105

Total	¥1,103,514	¥1,078,587

The balances of time deposits and certificates of deposit issued in amounts of ¥10 million or more were ¥588,550 million and ¥561,449 million at March 31, 2012 and 2013, respectively.

The maturity schedule of time deposits at March 31, 2013 is as follows:

Years ending March 31,	Millions of yen
2014	¥515,347
2015	177,935
2016	104,776
2017	57,090
2018	30,334

Total	¥885,482

Income Taxes	12 Months Ended
Mar. 31, 2013
Income Taxes

16. Income Taxes

Income before income taxes and discontinued operations, and the provision for income taxes in fiscal 2011, 2012 and 2013 are as follows:

	Millions of yen
	2011	2012	2013
Income before income taxes and discontinued operations:
Japan	¥35,027	¥73,564	¥109,166
Overseas	54,605	56,192	63,352

	¥89,632	¥129,756	¥172,518

Provision for income taxes:
Current—
Japan	¥25,950	¥12,688	¥7,326
Overseas	18,347	16,425	13,675

	44,297	29,113	21,001

Deferred—
Japan	(16,004)	18,216	27,400
Overseas	(3,620)	(1,854)	5,255

	(19,624)	16,362	32,655

Provision for income taxes	¥24,673	¥45,475	¥53,656

In fiscal 2011 and 2012, the Company and its subsidiaries in Japan are subject to a National Corporate tax of 30%, an Inhabitant tax of approximately 6% and a deductible Enterprise tax of approximately 8%, which in the aggregate result in a statutory income tax rate of approximately 40.9%. In fiscal 2013, as a result of the tax reforms, the National Corporation tax was reduced from 30% to approximately 28% and accordingly, the statutory income tax rate was reduced to approximately 38.3%.

Reconciliation of the differences between the tax provision computed at the statutory rate and the consolidated provision for income taxes in fiscal 2011, 2012 and 2013 are as follows:

	Millions of yen
	2011	2012	2013
Income before income taxes and discontinued operations	¥89,632	¥129,756	¥172,518

Tax provision computed at statutory rate	¥36,660	¥53,070	¥66,074
Increases (reductions) in taxes due to:
Change in valuation allowance	(5,647)	3,921	(3,371)
Non-deductible expenses for tax purposes	1,023	1,335	1,538
Non-taxable income for tax purposes	(2,697)	(2,852)	(2,128)
Effect of lower tax rates on foreign subsidiaries and a domestic life insurance subsidiary	(4,206)	(6,871)	(4,720)
Effect of the new Japanese tax law	0	(7,137)	0
Other, net	(460)	4,009	(3,737)

Provision for income taxes	¥24,673	¥45,475	¥53,656

The effective income tax rate is different from the statutory tax rate primarily because of certain non-deductible expenses for tax purposes, non-taxable income for tax purposes, a change in valuation allowance, the effect of lower income tax rates on foreign subsidiaries and a domestic life insurance subsidiary and the effect of the tax reforms as discussed in the following paragraph.

On November 30, 2011, the bill for reconstruction funding after the March 11, 2011 Great East Japan Earthquake and the bill for the 2011 tax reform were approved by the National Diet of Japan. From fiscal years beginning on or after April 1, 2012, the Japanese corporation tax rate is reduced, and as a result, the statutory income tax rate for fiscal years beginning between April 1, 2012 and March 31, 2015 is reduced to approximately 38.3%. The rate for fiscal years beginning on or after April 1, 2015 will be reduced to approximately 35.9%. In addition, tax loss carry-forward rules are amended. The carry-forward period is extended to nine years, compared to seven years under the pre-amendment rules. Further, the deductible amount is limited to 80% of taxable income for the year, while total amount of taxable income for the year was available for the deduction under the pre-amendment rules. The amendment to the carry-forward period is applicable for tax losses incurred in fiscal years ending on or after April 1, 2008 and the amendment to the deductible amount is applicable for fiscal years beginning on or after April 1, 2012. Increase and decrease of the deferred tax assets and liabilities due to these tax reforms resulted in a decrease of provision for income taxes by ¥6,641 million in the accompanying consolidated statements of income in fiscal 2012.

Total income taxes recognized in fiscal 2011, 2012 and 2013 are as follows:

	Millions of yen
	2011	2012	2013
Provision for income taxes	¥24,673	¥45,475	¥53,656
Income taxes on discontinued operations	7,530	(2,086)	(321)
Income taxes on other comprehensive income (loss):
Net unrealized gains (losses) on investment in securities	3,403	1,357	5,936
Defined benefit pension plans	(1,427)	(1,774)	2,727
Foreign currency translation adjustments	(214)	335	7,225
Net unrealized gains (losses) on derivative instruments	(338)	(648)	42

Total income taxes	¥33,627	¥42,659	¥69,265

The tax effects of temporary differences giving rise to the deferred tax assets and liabilities at March 31, 2012 and 2013 are as follows:

	Millions of yen
	2012	2013
Assets:
Net operating loss carryforwards	¥41,288	¥39,762
Allowance for doubtful receivables on direct financing leases and probable loan losses	50,016	25,891
Investment in securities	5,325	7,129
Other operating assets	7,049	11,369
Accrued expenses	7,294	10,456
Installment loans	22,970	16,432
Other	37,328	50,913

	171,270	161,952
Less: valuation allowance	(24,138)	(18,831)

	147,132	143,121
Liabilities:
Investment in direct financing leases	12,535	14,617
Investment in operating leases	63,372	72,925
Deferred insurance policy acquisition costs	15,370	19,311
Policy liabilities	31,437	38,831
Undistributed earnings	19,792	32,723
Prepaid benefit cost	8,860	13,475
Other	60,271	63,840

	211,637	255,722

Net deferred tax liability	¥64,505	¥112,601

The valuation allowance is mainly recognized for deferred tax assets of consolidated subsidiaries with net operating loss carryforwards for tax purposes. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible and tax loss carryforwards are utilizable. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes it is more likely than not that the Company and its subsidiaries will realize the benefits of these deductible temporary differences and tax loss carryforwards, net of the existing valuation allowances at March 31, 2013. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced. The net changes in the total valuation allowance were decreases of ¥16,052 million in fiscal 2011 and decreases of ¥2,656 million in fiscal 2012, and decreases of ¥5,307 million in fiscal 2013, respectively.

The Company and certain subsidiaries have net operating loss carryforwards of ¥199,092 million at March 31, 2013, which expire as follows:

Year ending March 31,	Millions of yen
2014	¥2,103
2015	6,236
2018	28,185
Thereafter	162,568

Total	¥199,092

Note:	No net operating loss carryforwards are scheduled to expire in fiscal 2016 and 2017.

Net deferred tax assets and liabilities at March 31, 2012 and 2013 are reflected in the accompanying consolidated balance sheets under the following captions:

	Millions of yen
	2012	2013
Other assets	¥25,773	¥18,805
Income taxes: Deferred	90,278	131,406

Net deferred tax liability	¥64,505	¥112,601

The unrecognized tax benefits as of March 31, 2012 and March 31, 2013 were not material. The Company and its subsidiaries believe that it is not reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within 12 months of March 31, 2013.

The total amounts of penalties and interest expense related to income taxes recognized in the consolidated balance sheets as of March 31, 2012 and March 31, 2013, and in the consolidated statements of income for the years ended March 31, 2011, 2012 and 2013 were not material.

The Company and its subsidiaries file tax returns in Japan and certain foreign tax jurisdictions. The Company is no longer subject to ordinary tax examination for the tax years prior to fiscal 2011, and its major domestic subsidiaries are no longer subject to ordinary tax examination for the tax years prior to fiscal 2009, respectively.

Subsidiaries in the United States remain subject to a tax examination for the tax years after fiscal 2003.

Pension Plans	12 Months Ended
Mar. 31, 2013
Pension Plans

17. Pension Plans

The Company and certain subsidiaries have contributory and non-contributory pension plans covering substantially all of their employees. Those contributory funded pension plans include defined benefit pension plans and defined contribution pension plans. Under the plans, employees are entitled to lump-sum payments at the time of termination of their employment or pension payments. Defined benefit pension plans consist of a plan of which the amounts of such payments are determined on the basis of length of service and remuneration at the time of termination and a cash balance plan.

The Company and its subsidiaries’ funding policy is to contribute annually the amounts actuarially determined. Assets of the plans are invested primarily in interest-bearing securities and marketable equity securities.

The funded status of the defined benefit pension plans, a substantial portion of which consists of domestic pension plans, as of March 31, 2012 and 2013 is as follows:

	Millions of yen
	2012	2013
Change in benefit obligation:
Benefit obligation at beginning of year	¥58,589	¥63,719
Service cost	3,049	3,214
Interest cost	1,339	1,252
Actuarial loss	3,170	15
Foreign currency exchange rate change	(35)	656
Benefits paid	(2,195)	(2,493)
Business combinations	0	3,117
Other	(198)	0

Benefit obligation at end of year	63,719	69,480

Change in plan assets:
Fair value of plan assets at beginning of year	85,396	85,945
Actual return on plan assets	108	9,289
Employer contribution	2,542	2,591
Benefits paid	(2,090)	(2,337)
Business combinations	0	1,005
Foreign currency exchange rate change	(11)	476

Fair value of plan assets at end of year	85,945	96,969

The funded status of the plans	¥22,226	¥27,489

Amount recognized in the consolidated balance sheets consists of:
Prepaid benefit cost included in prepaid expenses	¥24,459	¥32,005
Accrued benefit liability included in accrued expenses	(2,233)	(4,516)

Net amount recognized	¥22,226	¥27,489

Amount recognized in accumulated other comprehensive income (loss), pre-tax, at March 31, 2012 and 2013 consisted of:

	Millions of yen
	2012	2013
Net prior service credit	¥7,697	¥6,530
Net actuarial loss	(31,120)	(22,523)
Net transition obligation	(325)	(272)

Total recognized in accumulated other comprehensive income (loss), pre-tax	¥(23,748)	¥(16,265)

The estimated portions of the net prior service credit, net actuarial loss and net transition obligation above that will be recognized as a component of net pension cost (gain) in 2014 are ¥(1,131) million, ¥831 million and ¥54 million, respectively.

The accumulated benefit obligations for all defined benefit pension plans were ¥56,766 million and ¥61,992 million, respectively, at March 31, 2012 and 2013.

The aggregate projected benefit obligations, aggregate accumulated benefit obligations and aggregate fair values of plan assets for the plans with the accumulated benefit obligations in excess of plan assets were ¥5,210 million, ¥4,898 million and ¥3,019 million, respectively, at March 31, 2012 and ¥9,341 million, ¥8,844 million and ¥4,833 million, respectively, at March 31, 2013.

Net pension cost of the plans for fiscal 2011, 2012 and 2013 consists of the following:

	Millions of yen
	2011	2012	2013
Service cost	¥3,104	¥3,049	¥3,214
Interest cost	1,355	1,339	1,252
Expected return on plan assets	(2,025)	(2,019)	(2,049)
Amortization of transition obligation	(4)	56	56
Amortization of net actuarial loss	1,036	1,218	1,496
Amortization of prior service credit	(1,193)	(1,193)	(1,168)

Net periodic pension cost	¥2,273	¥2,450	¥2,801

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) for fiscal 2011, 2012 and 2013 are summarized as follows:

	Millions of yen
	2011	2012	2013
Current year actuarial gain (loss)	¥(3,446)	¥(5,144)	¥7,312
Amortization of net actuarial loss	1,036	1,218	1,496
Prior service credit due to amendments	8	7	0
Amortization of prior service credit	(1,193)	(1,193)	(1,168)
Amortization of transition obligation	(4)	56	56
Plan curtailments and settlements	0	18	0
Foreign currency exchange rate change	166	19	(213)

Total recognized in other comprehensive income (loss), pre-tax	¥(3,433)	¥(5,019)	¥7,483

The Company and certain subsidiaries use March 31 as a measurement date for all of our material plans.

Significant assumptions of domestic and overseas pension plans used to determine these amounts are as follows:

Domestic	2011	2012	2013
Weighted-average assumptions used to determine benefit obligations at March 31:
Discount rate	2.1%	1.8%	1.8%
Rate of increase in compensation levels	6.1%	6.1%	6.0%
Weighted-average assumptions used to determine net periodic pension cost for years ended March 31:
Discount rate	2.1%	2.1%	1.8%
Rate of increase in compensation levels	5.9%	6.1%	6.1%
Expected long-term rate of return on plan assets	2.2%	2.2%	2.2%

Overseas	2011	2012	2013
Weighted-average assumptions used to determine benefit obligations at March 31:
Discount rate	5.5%	4.5%	4.3%
Rate of increase in compensation levels	0.8%	0.7%	0.6%
Weighted-average assumptions used to determine net periodic pension cost for years ended March 31:
Discount rate	6.0%	5.5%	4.5%
Rate of increase in compensation levels	0.8%	0.8%	0.7%
Expected long-term rate of return on plan assets	8.1%	7.2%	7.2%

The Company and certain subsidiaries determine the expected long-term rate of return on plan assets annually based on the composition of the pension asset portfolios and the expected long-term rate of return on these portfolios. The expected long-term rate of return is designed to approximate the long-term rate of return actually earned on the plans’ assets over time to ensure that funds are available to meet the pension obligations that result from the services provided by employees. The Company and certain subsidiaries use a number of factors to determine the expected rate of return, including actual historical returns on the asset classes of the plans’ portfolios and independent projections of returns of the various asset classes.

The Company and certain subsidiaries’ investment policies are designed to ensure adequate plan assets are available to provide future payments of pension benefits to eligible participants. The Company and certain subsidiaries formulate a policy portfolio appropriate to produce the expected long-term rate of return on plan assets and to ensure that plan assets are allocated under this policy portfolio. The Company and certain subsidiaries periodically have an external consulting firm monitor the results of actual return and revise the policy portfolio if necessary.

The three levels of input used to measure fair value are described in Note 2.

The fair value of pension plan assets at March 31, 2012 and 2013, by asset category, are as follows:

	Millions of yen
	March 31, 2012
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Japan
Pooled funds*1	¥9,360	¥0	¥9,360	¥0
Other than Japan
Pooled funds*2	11,826	0	11,826	0
Debt securities:
Japan
Pooled funds*3	25,182	0	25,182	0
Other than Japan
Municipal bonds	2,791	0	2,791	0
Pooled funds*4	12,894	0	12,894	0
Other assets:
Life insurance company general accounts*5	17,280	0	17,280	0
Others*6	6,612	0	6,612	0

	¥85,945	¥0	¥85,945	¥0

*1	Equity securities of Japanese companies in which the Company and certain subsidiaries invest as pension plan assets include units of ORIX JREIT Inc. in the amounts of ¥89 million at March 31, 2012.
*2	These funds invest in listing shares.
*3	These funds invest approximately 70% in Japanese government bonds, approximately 10% in Japanese municipal bonds, and approximately 20% in Japanese corporate bonds.
*4	These funds invest approximately 80% in foreign government bonds, and approximately 20% in foreign municipal bonds.
*5	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
*6	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.

At March 31, 2012, our policy for the portfolio of plans consists of three major components: approximately 20% is invested in equity securities, approximately 50% is invested in debt securities and approximately 30% is invested in other investment vehicles, primarily consisting of investments in life insurance company general accounts.

	Millions of yen
	March 31, 2013
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Japan
Pooled funds*1	¥12,458	¥0	¥12,458	¥0
Other than Japan
Pooled funds*2	14,670	0	14,670	0

Debt securities:
Japan
Pooled funds*3	26,208	0	26,208	0
Other than Japan
Municipal bonds	3,332	0	3,332	0
Pooled funds*4	14,641	0	14,641	0

Other assets:
Life insurance company general accounts*5	17,880	0	17,880	0
Others*6	7,780	0	7,780	0

	¥96,969	¥0	¥96,969	¥0

*1	These funds invest in listing shares include shares of ORIX Corporation in the amounts of ¥12 million and units of ORIX JREIT Inc. in the amounts of ¥179 million at March 31, 2013.
*2	These funds invest in listing shares.
*3	These funds invest approximately 70% in Japanese government bonds, approximately 10% in Japanese municipal bonds, and approximately 20% in Japanese corporate bonds. These funds include corporate bonds of ORIX Corporation in the amounts of ¥107 million and investment corporation bonds of ORIX JREIT Inc. in the amounts of ¥41 million at March 31, 2013.
*4	These funds invest approximately 90% in foreign government bonds and approximately 10% in foreign corporate bonds.
*5	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
*6	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.

At March 31, 2013, our policy for the portfolio of plans consists of three major components: approximately 30% is invested in equity securities, approximately 50% is invested in debt securities and approximately 20% is invested in other investment vehicles, primarily consisting of investments in life insurance company general accounts.

Each level into which assets are categorized is based on inputs used to measure the fair value of the assets.

Level 2 assets are comprised principally of pooled funds that invest in equity, debt securities and hedge funds and investments in life insurance company general accounts. Pooled funds are valued at the net asset value per share at the measurement date. They are not redeemable at the net asset value per share at the measurement date but they are redeemable at the net asset value per share in the near term after the measurement date. Investments in life insurance company general accounts are valued at conversion value.

The Company and certain subsidiaries expect to contribute ¥3,008 million to pension plans during the year ending March 31, 2014.

At March 31, 2013, the benefits expected to be paid in each of the next five fiscal years, and in the aggregate for the five years thereafter are as follows:

Years ending March 31,	Millions of yen
2014	¥2,013
2015	1,715
2016	1,871
2017	2,042
2018	2,236
2019-2023	13,464

Total	¥23,341

The cost recognized for the defined contribution pension plans of the Company and certain of its subsidiaries for the years ended March 31, 2011, 2012 and 2013 were ¥1,578 million, ¥1,409 million and ¥1,500 million, respectively.

Redeemable Noncontrolling Interests	12 Months Ended
Mar. 31, 2013
Redeemable Noncontrolling Interests

18. Redeemable Noncontrolling Interests

Changes in redeemable noncontrolling interests in fiscal 2011, 2012 and 2013 are as follows:

	Millions of yen
	2011	2012	2013
Beginning Balance	¥28,095	¥33,902	¥37,633
Contribution to subsidiary	10,219	0	0
Adjustment of redeemable noncontrolling interests to redemption value	(73)	1,188	(400)
Transaction with noncontrolling interests	1,063	1,213	942
Comprehensive income (loss)
Net Income	2,959	2,724	3,985
Other comprehensive income (loss)
Net change of foreign currency translation adjustments	(2,353)	(315)	5,224
Total other comprehensive income (loss)	(2,353)	(315)	5,224
Comprehensive income (loss)	606	2,409	9,209
Cash dividends	(6,008)	(1,079)	(5,763)

Ending Balance	¥33,902	¥37,633	¥41,621

Stock-Based Compensation	12 Months Ended
Mar. 31, 2013
Stock-Based Compensation

19. Stock-Based Compensation

The Company has a number of stock-based compensation plans as incentive plans for directors, executive officers, corporate auditors and selected employees.

Stock-option program

Since fiscal 2003, the Company has granted stock acquisition rights with a vesting period between 1.67 and 1.92 years and an exercise period between 9.67 and 9.92 years. The acquisition rights were to purchase the Company’s common stock at a specified exercise price and were distributed to directors, executive officers, corporate auditors and certain employees of the Company, subsidiaries and capital tie-up companies such as affiliated companies. The Company did not grant stock options in fiscal 2011, 2012 or 2013.

A summary of the Company’s stock acquisition rights is as follows:

Years ended March 31,	Exercise period	Number of shares granted*	Exercise price*
			Yen
2003	From June 27, 2004 to June 26, 2012	4,533,000	¥721
2004	From June 26, 2005 to June 25, 2013	5,160,000	700
2005	From June 24, 2006 to June 23, 2014	5,289,000	1,172
2006	From June 22, 2007 to June 21, 2015	4,774,000	1,891
2007	From June 21, 2008 to June 20, 2016	1,942,000	2,962
2008	From July 5, 2009 to June 22, 2017	1,449,800	3,101
2009	From July 18, 2010 to June 24, 2018	1,479,000	1,689

*	The number of shares and exercise price of the granted options were adjusted for the 10-for-1 stock split implemented on April 1, 2013.

For the stock-option programs, the exercise prices, which are determined by a formula linked to the price of the Company’s common stock on the Tokyo Stock Exchange, are equal or greater than the fair market value of the Company’s common stock at the grant dates.

The following table summarizes information about the activity of these stock options for the year ended 2013:

	Number of shares*2	Weighted average exercise price*1*2	Weighted average remaining contractual life	Aggregate intrinsic value
		Yen	Years	Millions of yen
Outstanding at beginning of the year	10,478,200	¥1,901
Exercised	(499,000)	700
Forfeited or expired	(928,200)	1,465

Outstanding at end of year	9,051,000	2,011	2.78	¥187

Exercisable at end of year	9,051,000	¥2,011	2.78	¥187

*1	The exercise prices of the granted options were adjusted in July 2009 for the issuance of new 18 million shares.
*2	The number of shares and exercise price of the granted options were adjusted for the 10-for-1 stock split implemented on April 1, 2013.

The Company received ¥98 million, ¥55 million and ¥345 million in cash from the exercise of stock options during fiscal 2011, 2012 and 2013, respectively.

The total intrinsic value of options exercised during fiscal 2011, 2012 and 2013 was ¥19 million, ¥5 million and ¥136 million, respectively.

The Company recognized incremental stock-based compensation costs of its stock-option program in the amount of ¥142 million for fiscal 2011. In fiscal 2012 and 2013, the Company did not recognize any incremental stock-based compensation costs of its stock-option program. As of March 31, 2013, the Company had no unrecognized compensation costs.

Stock compensation program

The Company maintains a stock compensation program, under which points are granted annually to directors, executive officers and group executives of the Company based upon the prescribed standards of the Company. Upon retirement, eligible directors, executive officers and group executives receive a certain number of the Company’s common shares calculated by translating each point earned by that retiree to one common share adjusted for applicable withholding tax effect. The Company’s common shares are provided either from the Company’s treasury stock or by issuing new shares as necessary. In fiscal 2013, the Company granted 383,250 points, and 72,250 points were settled for individuals who retired during fiscal 2013. Total points outstanding under the stock compensation program as of March 31, 2013 were 1,737,792 points. The points were adjusted for the 10-for-1 stock split implemented on April 1, 2013.

During fiscal 2011, 2012 and 2013, the Company recognized incremental stock-based compensation costs of its stock compensation program in the amount of ¥255 million, ¥288 million and ¥410 million, respectively.

Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Mar. 31, 2013
Accumulated Other Comprehensive Income (Loss)

20. Accumulated Other Comprehensive Income (Loss)

Changes in each component of accumulated other comprehensive income (loss) attributable to ORIX Corporation Shareholders in fiscal 2011, 2012 and 2013 are as follows:

	Millions of yen
	Net unrealized gains (losses) on investment in securities	Defined benefit pension plans	Foreign currency translation adjustments	Net unrealized gains (losses) on derivative instruments	Accumulated other comprehensive income (loss)
Balance at March 31, 2010	¥7,495	¥(9,092)	¥(77,651)	¥(211)	¥(79,459)
Cumulative effect of applying new accounting standards for the consolidation of variable interest entities, net of tax of ¥2,265 million	(3,597)		191		(3,406)
Balance at April 1, 2010	3,898	(9,092)	(77,460)	(211)	(82,865)
Net unrealized gains on investment in securities, net of tax of ¥(2,379) million	3,292				3,292
Reclassification adjustment included in net income, net of tax of ¥(3,289) million	4,313				4,313
Defined benefit pension plans, net of tax of ¥1,339 million		(1,934)			(1,934)
Reclassification adjustment included in net income, net of tax of ¥88 million		(72)			(72)
Foreign currency translation adjustments, net of tax of ¥245 million			(18,158)		(18,158)
Reclassification adjustment included in net income, net of tax of ¥(31) million			44		44
Net unrealized losses on derivative instruments, net of tax of ¥488 million				(1,011)	(1,011)
Reclassification adjustment included in net income, net of tax of ¥(150) million				211	211

Change during year	7,605	(2,006)	(18,114)	(800)	(13,315)

Balance at March 31, 2011	11,503	(11,098)	(95,574)	(1,011)	(96,180)
Net unrealized gains on investment in securities, net of tax of ¥(2,820) million	6,963				6,963
Reclassification adjustment included in net income, net of tax of ¥1,463 million	(2,321)				(2,321)
Defined benefit pension plans, net of tax of ¥1,807 million		(3,292)			(3,292)
Reclassification adjustment included in net income, net of tax of ¥(33) million		47			47
Foreign currency translation adjustments, net of tax of ¥(335) million			(118)		(118)
Reclassification adjustment included in net income, net of tax of ¥0 million			0		0
Net unrealized losses on derivative instruments, net of tax of ¥450 million				(974)	(974)
Reclassification adjustment included in net income, net of tax of ¥198 million				(181)	(181)

Change during year	4,642	(3,245)	(118)	(1,155)	124

Balance at March 31, 2012	¥16,145	¥(14,343)	¥(95,692)	¥(2,166)	¥(96,056)
Net unrealized gains on investment in securities, net of tax of ¥(7,933) million	17,454				17,454
Reclassification adjustment included in net income, net of tax of ¥1,997 million	(4,625)				(4,625)
Defined benefit pension plans, net of tax of ¥(2,589) million		4,508			4,508
Reclassification adjustment included in net income, net of tax of ¥(138) million		248			248
Foreign currency translation adjustments, net of tax of ¥(5,254) million			38,382		38,382
Reclassification adjustment included in net income, net of tax of ¥(1,971) million			3,551		3,551
Net unrealized losses on derivative instruments, net of tax of ¥286 million				(549)	(549)
Reclassification adjustment included in net income, net of tax of ¥(328) million				824	824

Change during year	12,829	4,756	41,933	275	59,793

Balance at March 31, 2013	¥28,974	¥(9,587)	¥(53,759)	¥(1,891)	¥(36,263)

Comprehensive income (loss) and its components attributable to ORIX Corporation and noncontrolling interests have been reported, net of tax, in the consolidated statements of changes in equity, and information about comprehensive income (loss) and its components attributable to redeemable noncontrolling interests is provided in Note 18 (“Redeemable Noncontrolling Interests”). Total comprehensive income (loss) and its components have been reported, net of tax, in the consolidated statements of comprehensive income.

ORIX Corporation Shareholders' Equity	12 Months Ended
Mar. 31, 2013
ORIX Corporation Shareholders' Equity

21. ORIX Corporation Shareholders’ Equity

Changes in the number of shares issued in fiscal 2011, 2012 and 2013 are as follows:

	Number of shares
	2011	2012	2013
Beginning balance	1,102,299,480	1,102,458,460	1,102,544,220
Exercise of stock options	140,000	77,000	499,000
Conversion of convertible bonds	18,980	8,760	145,671,540

Ending balance	1,102,458,460	1,102,544,220	1,248,714,760

On April 1, 2013, the Company implemented a 10-for-1 stock split of common stock held by shareholders registered on the Company’s register of shareholders as of March 31, 2013. Changes in the number of shares issued have been adjusted retrospectively to reflect the stock split for all periods presented.

The Japanese Companies Act (the “Act”), which became effective on May 1, 2006, provides that an amount equivalent to 10% of any dividends resulting from appropriation of retained earnings be appropriated to the legal reserve until the aggregate amount of the additional paid-in capital and the legal reserve equals 25% of the issued capital. The Act also provides that both additional paid-in capital and the legal reserve are not available for dividends but may be capitalized or may be reduced by resolution of the general meeting of shareholders. However, if specified in the Company’s articles of incorporation, dividends can be declared by the Board of Directors instead of the general meeting of shareholders. In accordance with this, the Board of Directors of the Company resolved in May 2013 that a total of ¥15,878 million dividends shall be distributed to the shareholders of record as of March 31, 2013. The liability for declared dividends and related impact on total equity is accounted for in the period of such Board of Directors’ resolution.

The Act provides that at least one-half of amounts paid for new shares are included in common stock when they are issued. In conformity therewith, the Company has divided the principal amount of bonds converted into common stock and proceeds received from the issuance of common stock, including the exercise of warrants and stock acquisition rights, equally between common stock and additional paid-in capital, and set off expenses related to the issuance from the additional paid-in capital.

The amount available for dividends under the Act is calculated based on the amount recorded in the Company’s non-consolidated financial statements prepared in accordance with accounting principles generally accepted in Japan. As a result, the amount available for dividends is ¥258,000 million as of March 31, 2013.

Retained earnings at March 31, 2013 include ¥40,063 million relating to equity in undistributed earnings of the companies accounted for by the equity method.

As of March 31, 2013, the restricted net assets of certain subsidiaries, which include regulatory capital requirements mainly for banking operations and life insurance of ¥40,738 million, do not exceed 25% of consolidated net assets.

Brokerage Commissions and Net Gains on Investment Securities	12 Months Ended
Mar. 31, 2013
Brokerage Commissions and Net Gains on Investment Securities

22. Brokerage Commissions and Net Gains on Investment Securities

Brokerage commissions and net gains on investment securities in fiscal 2011, 2012 and 2013 consist of the following:

	Millions of yen
	2011	2012	2013
Brokerage commissions	¥119	¥24	¥122
Net gains on investment securities	15,116	24,894	28,805
Dividends income	4,344	4,419	5,887

	¥19,579	¥29,337	¥34,814

Trading activities—Net gains on investment securities include net trading gains of ¥4,607 million, net trading gains of ¥9,324 million and net trading gains of ¥3,435 million for fiscal 2011, 2012 and 2013, respectively. Gains on derivative trading instruments are included in income from discontinued operations. For further information, see Note 26 “Discontinued Operations.”

Life Insurance Operations	12 Months Ended
Mar. 31, 2013
Life Insurance Operations

23. Life Insurance Operations

Life insurance premiums and related investment income in fiscal 2011, 2012 and 2013 consist of the following:

	Millions of yen
	2011	2012	2013
Life insurance premiums	¥107,860	¥116,836	¥130,187
Life insurance related investment income	10,343	11,375	8,539

	¥118,203	¥128,211	¥138,726

The benefits and expenses of life insurance operations included in life insurance costs in the consolidated statements of income are recognized so as to associate with earned premiums over the life of contracts. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs (principally commissions and certain other expenses relating to policy issuance and underwriting). These policy acquisition costs are amortized over the respective policy periods in proportion to premium revenue recognized. Amortization charged to income for fiscal 2011, 2012 and 2013 amounted to ¥7,541 million, ¥7,307 million and ¥7,196 million, respectively. The amounts for fiscal 2011 and 2012 are adjusted retrospectively due to the adoption of Accounting Standards Update 2010-26.

Other Operations	12 Months Ended
Mar. 31, 2013
Other Operations

24. Other Operations

Other operating revenues and other operating expenses in fiscal 2011, 2012 and 2013 consist of the following:

	Millions of yen
Other operating revenues:	2011	2012	2013
Revenues from the vehicle maintenance and management services	¥40,760	¥40,168	¥40,472
Revenues from commissions for M&A advisory services, financing advice, financial restructuring advisory services and related services	50,319	46,165	54,374
Revenues from private equity investment	—	—	37,970
Revenues from environment and energy related business	19,563	21,202	29,812
Revenues from facilities management of golf courses	23,163	23,061	23,479
Revenues from facilities management of hotels and Japanese inns	27,966	29,355	31,093
Other	90,673	104,054	119,310

	¥252,444	¥264,005	¥336,510

	Millions of yen
Other operating expenses:	2011	2012	2013
Expenses from the vehicle maintenance and management services	¥33,790	¥31,752	¥29,669
Expenses from private equity investment	—	—	33,714
Expenses from environment and energy related business	17,254	18,056	23,142
Expenses from facilities management of golf courses	21,012	20,418	21,130
Expenses from facilities management of hotels and Japanese inns	26,690	26,038	26,959
Other	48,303	56,563	65,532

	¥147,049	¥152,827	¥200,146

Other items consist of revenues and expenses from training facilities and senior housing, operating results from real estate related and aquarium businesses, commissions for the sale of insurance and other financial products, and revenues and expenses from other operations, of which there were no items exceeding 10% of total other operating revenues and expenses in fiscal 2011, 2012 and 2013, respectively.

Gains and losses from the disposition of operating facilities included in other operating assets are not significant for fiscal 2011, 2012 and 2013.

Write-downs of Long-Lived Assets	12 Months Ended
Mar. 31, 2013
Write-downs of Long-Lived Assets

25. Write-downs of Long-Lived Assets

In accordance with ASC 360-10 (“Property, Plant, and Equipment—Impairment or Disposal of Long-Lived Assets”), the Company and its subsidiaries perform tests for recoverability on assets for which events or changes in circumstances indicated that the assets might be impaired. The Company and its subsidiaries consider an asset’s carrying amount as not recoverable when such carrying amount exceeds the undiscounted future cash flows estimated to result from the use and eventual disposition of the asset. The net carrying amount of assets not recoverable is reduced to fair value if lower than the carrying amount. We determine the fair value using appraisals prepared by independent third party appraisers or our own staff of qualified appraisers, based on recent transactions involving sales of similar assets or other valuation techniques such as discounted cash flow methodologies using future cash flows estimated to be generated from operation of existing assets or completion of development projects, as appropriate.

During fiscal 2011, 2012 and 2013, the Company and certain subsidiaries recognized impairment losses for the difference between carrying amounts and fair values in the amount of ¥20,310 million, ¥20,246 million and ¥21,053 million, respectively, which are reflected as write-downs of long-lived assets and income from discontinued operations. Of these amounts, ¥17,400 million, ¥15,167 million and ¥19,117 million are reflected as write-downs of long-lived assets in the accompanying consolidated statements of income for fiscal 2011, 2012 and 2013, respectively. Breakdowns of these amounts by segment are provided in Note 32 (“Segment Information”).

The details of significant write-downs are as follows.

Office Buildings—During fiscal 2011, write-downs of ¥2,464 million were recorded in relation to seven office buildings mainly due to a decline in estimated cash flows of each unit. During fiscal 2012, write-downs of ¥1,055 million were recorded for 17 office buildings held for sale, and write-downs of ¥605 million were recorded in relation to three office buildings due to a decline in estimated cash flows of each unit. During fiscal 2013, write-downs of ¥1,055 million were recorded for 14 office buildings held for sale, and write-downs of ¥923 million were recorded in relation to two office buildings due to a decline in estimated cash flows of each unit.

Condominiums—During fiscal 2011, write-downs of ¥1,353 million were recorded for 26 condominiums held for sale, and write-downs of ¥2,758 million were recorded in relation to 18 condominiums due to a decline in estimated cash flows of each unit. During fiscal 2012, write-downs of ¥1,108 million were recorded for 25 condominiums held for sale, and write-downs of ¥269 million were recorded in relation to five condominiums due to a decline in estimated cash flows of each unit. During fiscal 2013, write-downs of ¥1,142 million were recorded for 13 condominiums held for sale, and write-downs of ¥3,853 million were recorded in relation to four condominiums due to a decline in estimated cash flows of each unit or property.

Commercial Facilities Other Than Office Buildings—During fiscal 2011, write-downs of ¥5,284 million were recorded in relation to 12 buildings mainly due to a decline in estimated cash flows of each unit. During fiscal 2012, write-downs of ¥385 million were recorded for seven buildings held for sale. During fiscal 2013, write-downs of ¥442 million were recorded for four buildings held for sale, and write-downs of ¥1,582 million were recorded in relation to two buildings due to a decline in estimated cash flows of each unit.

Land undeveloped or under construction—During fiscal 2011, there was no impairment. During fiscal 2012, write-downs of ¥2,220 million were recorded for land undeveloped or under construction held for sale, and write-downs of ¥6,983 million were recorded in relation to land undeveloped or under construction due to a decline in estimated cash flows of each unit. During fiscal 2013, write-downs of ¥608 million were recorded for land undeveloped or under construction held for sale, and write-downs of ¥6,818 million were recorded in relation to land undeveloped or under construction due to a decline in estimated cash flows of each unit.

Others—During fiscal 2011, 2012 and 2013, write-downs of ¥8,451 million, ¥7,621 million and ¥4,630 million, respectively, for long-lived assets other than the above were recorded, mainly because the carrying amounts exceeded the estimated undiscounted future cash flows, which decreased due to deterioration in operating performance.

Discontinued Operations	12 Months Ended
Mar. 31, 2013
Discontinued Operations

26. Discontinued Operations

ASC 205-20 (“Presentation of Financial Statements—Discontinued Operations”) requires that the Company and its subsidiaries reclassify the operations sold or to be disposed of by sale without significant continuing involvement in the operations to discontinued operations. Under this Codification Section, the Company and its subsidiaries report the gains on sales and the results of these operations of subsidiaries, business units, and certain properties, which have been sold or are to be disposed of by sale, as income from discontinued operations in the accompanying consolidated statements of income. Revenues and expenses generated by the operations of such subsidiaries, business units and properties recognized in fiscal 2011 and 2012 have also been reclassified as income from discontinued operations in the accompanying consolidated statements of income.

During fiscal 2011, the Company and its subsidiary completed the liquidation procedure for a subsidiary in Japan which operated PFI (“Private Finance Initiative”) business for hospital management, and the Company wound up a subsidiary in Japan that was established in order to enter into derivative business. The Company sold a subsidiary which operated hairdressing business, and also sold a subsidiary which operated internet related business. In addition, a subsidiary sold its subsidiary in Japan, which operated consulting business in medical and nursing care field. As a result, ¥6,895 million of aggregated gain was recognized during fiscal 2011. Furthermore, the Company has determined to wind up a subsidiary in Japan, which operated asbestos removal business during fiscal 2011 and completed the liquidation procedure for the subsidiary in fiscal 2012.

During fiscal 2012, the Company and its subsidiaries sold a subsidiary which operated real-estate rental business, a subsidiary that operated a Japanese inn and hotel, a subsidiary that operated a golf course, a subsidiary that operated ski resorts, a subsidiary that operated a property management business and a subsidiary that operated a spa facility. In addition, the Company liquidated a kumiai, which was effectively a type of SPE, seeking for rent revenue. As a result of the sales and the liquidation, a loss of ¥361 million was recognized during fiscal 2012.

During fiscal 2013, the Company and its subsidiaries completed the liquidation procedure for a kumiai in Japan which was effectively a type of SPE, operating private-equity investment and management, and the Company wound up a subsidiary overseas which operated reinsurance business. As a result, a loss of ¥13 million was recognized during fiscal 2013. Furthermore, the Company has determined to wind up a subsidiary that operates M&A advisory services business in Japan and a subsidiary that operates alternative investment business in Japan during fiscal 2013. There were no significant assets or liabilities of the subsidiaries in the accompanying consolidated balance sheets at March 31, 2013. Net gains of ¥1,977 million, net losses of ¥1,188 million and net losses of ¥370 million on derivative trading instruments are included in income from discontinued operations for the subsidiary that operates alternative investment business in Japan for fiscal 2011, 2012 and 2013, respectively.

The Company and its subsidiaries own various real estate properties, including commercial and office buildings, for rental operations. In fiscal 2011, 2012 and 2013, the Company and its subsidiaries recognized ¥7,498 million, ¥4,531 million and ¥6,818 million of aggregated gains on sales of such real estate properties, respectively. In addition, the Company and its subsidiaries determined to dispose by sale of rental properties of ¥33,933 million and ¥39,459 million which are mainly included in investment in operating leases at March 31, 2012 and 2013, respectively.

Discontinued operations in fiscal 2011, 2012 and 2013 consist of the following:

	Millions of yen
	2011	2012	2013
Revenues	¥52,144	¥24,211	¥10,825

Income from discontinued operations, net*	13,924	(466)	(125)
Provision for income taxes	(7,530)	2,086	321

Discontinued operations, net of applicable tax effect	¥6,394	¥1,620	¥196

*	Income from discontinued operations, net includes aggregate gains on sales of subsidiaries, business units, and rental properties in the amount of ¥14,393 million, ¥4,170 million and ¥6,805 million in fiscal 2011, 2012 and 2013, respectively.

Per Share Data	12 Months Ended
Mar. 31, 2013
Per Share Data

27. Per Share Data

Reconciliation of the differences between basic and diluted earnings per share (EPS) in fiscal 2011, 2012 and 2013 is as follows:

In fiscal 2011, the diluted EPS calculation excludes stock options for 11,391 thousand shares, as they were antidilutive. In fiscal 2012, the diluted EPS calculation excludes stock options for 9,820 thousand shares, as they were antidilutive. In fiscal 2013, the diluted EPS calculation excludes stock options for 9,010 thousand shares, as they were antidilutive.

	Millions of yen
	2011	2012	2013
Income attributable to ORIX Corporation shareholders from continuing operations	¥59,567	¥81,154	¥112,116
Effect of dilutive securities
Expense related to convertible bond	2,392	2,364	1,329

Income from continuing operations for diluted EPS computation	¥61,959	¥83,518	¥113,445

	Thousands of shares
	2011	2012	2013
Weighted-average shares	1,074,890	1,075,095	1,087,883
Effect of dilutive securities
Conversion of convertible bond	244,119	244,104	206,635
Exercise of stock options	1,068	1,228	1,546

Weighted-average shares for diluted EPS computation	1,320,077	1,320,427	1,296,064

	Yen
	2011	2012	2013
Earnings per share for income attributable to ORIX Corporation shareholders from continuing operations:
Basic	¥55.42	¥75.49	¥103.06
Diluted	46.94	63.25	87.53

On April 1, 2013, the Company implemented a 10-for-1 stock split of common stock held by shareholders registered on the Company’s register of shareholders as of March 31, 2013. The number of shares and per share data have been adjusted retrospectively to reflect the stock split for all periods presented.

Derivative Financial Instruments and Hedging	12 Months Ended
Mar. 31, 2013
Derivative Financial Instruments and Hedging

28. Derivative Financial Instruments and Hedging

Risk management policy

The Company and its subsidiaries manage interest rate risk through asset and liability management systems. The Company and its subsidiaries use derivative financial instruments to hedge interest rate risk and avoid changes in interest rates that could have a significant adverse effect on the Company’s results of operations. As a result of interest rate changes, the fair value and/or cash flow of interest sensitive assets and liabilities will fluctuate. However, such fluctuation will generally be offset by using derivative financial instruments as hedging instruments. Derivative financial instruments that the Company and its subsidiaries use as part of the interest risk management include interest rate swaps.

The Company and its subsidiaries utilize foreign currency borrowings, foreign exchange contracts and foreign currency swap agreements to hedge exchange rate risk associated with certain transactions and investments denominated in foreign currencies. Similarly, overseas subsidiaries generally structure their liabilities to match the currency-denomination of assets in each region.

By using derivative instruments, the Company and its subsidiaries are exposed to credit risk in the event of nonperformance by counterparties. The Company and its subsidiaries attempt to manage the credit risk by carefully evaluating the content of transactions and the quality of counterparties in advance and regularly monitoring the amount of notional principal, fair value, type of transaction and other factors pertaining to each counterparty.

(a) Cash flow hedges

The Company and its subsidiaries designate interest rate swap agreements, foreign currency swap agreements and foreign exchange contracts as cash flow hedges for variability of cash flows originating from floating rate borrowings and forecasted transactions and for exchange fluctuations. Net gains (losses) before deducting applicable taxes on derivative contracts were reclassified from accumulated other comprehensive income (loss) into earnings when earnings were affected by the variability in cash flows of the designated hedged item. The amounts of these net gains (losses) after deducting applicable taxes were net losses of ¥211 million, net gains of ¥181 million and net losses of ¥824 million during fiscal 2011, 2012 and 2013, respectively. No amount of net gains (losses), which represent the ineffectiveness of cash flow hedges, was recorded in earnings for fiscal 2011 and 2012, and ¥69 million of loss was recorded in earnings for fiscal 2013. Approximately ¥936 million of net derivative losses included in accumulated other comprehensive income (loss), net of applicable income taxes at March 31, 2013 will be reclassified into earnings within fiscal 2014.

(b) Fair value hedges

The Company and its subsidiaries use financial instruments designated as fair value hedges to hedge their exposure to interest rate risk and foreign currency exchange risk. The Company and its subsidiaries designate foreign currency swap agreements and foreign exchange contracts to minimize foreign currency exposures on lease receivables, loan receivables and borrowings, denominated in foreign currency. The Company and its subsidiaries designate interest rate swap to hedge interest rate exposure of the fair values of loan receivables. The Company and certain overseas subsidiaries, which issued medium-term notes or bonds with fixed interest rates, use interest rate swap contracts to hedge interest rate exposure of the fair values of these medium-term notes. In cases where the medium-term notes were denominated in other than the subsidiaries’ local currencies, foreign currency swap agreements are used to hedge foreign exchange rate exposure. A certain overseas subsidiary uses foreign currency long-term-debt to hedge foreign exchange rate exposure from unrecognized firm commitment. For fiscal 2011, 2012 and 2013, net losses of ¥231 million, ¥265 million and ¥47 million of hedge ineffectiveness associated with instruments designated as fair value hedges were recorded in earnings.

(c) Hedges of net investment in foreign operations

The Company uses foreign exchange contracts, borrowings and bonds denominated in the subsidiaries’ local currencies to hedge the foreign currency exposure of the net investment in overseas subsidiaries. The gains and losses of these hedging instruments were recorded in foreign currency translation adjustments, which is a part of other comprehensive income (loss).

(d) Trading derivatives or derivatives not designated as hedging instruments

The Company and its subsidiaries engage in trading activities involving various future contracts. Therefore the Company and the subsidiaries are at various risks such as share price fluctuation risk, interest rate risk and foreign currency exchange risk. The Company and the subsidiaries check that these risks are below a certain level by using internal indicators and determine whether such contracts should be continued or not. The Company and certain subsidiaries entered into certain interest rate swap agreements, foreign currency swap agreements and foreign exchange contracts for risk management purposes which are not qualified for hedge accounting under ASC 815 (“Derivatives and Hedging”).

ASC 815-10-50 (“Derivatives and Hedging—Disclosures”) requires companies to disclose the fair value of derivative instruments and their gains (losses) in tabular format, as well as information about credit-risk-related contingent features in derivative agreements.

The effect of derivative instruments on the consolidated statements of income, pre-tax, for fiscal 2011 is as follows.

(1) Cash flow hedges

	Gains (losses) recognized in other comprehensive income on derivative (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Interest rate swap agreements	¥598	Interest on loans and investment securities/Interest expense	¥313	—	¥0

Foreign exchange contracts	526	Foreign currency transaction loss	(291)	—	0

Foreign currency swap agreements	(2,623)	Interest on loans and investment securities/Interest expense/Foreign currency transaction loss	(383)	—	0

(2) Fair value hedges

	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥1,986	Interest on loans and investment securities/Interest expense	¥(2,217)	Interest on loans and investment securities/Interest expense

Foreign exchange contracts	8,765	Foreign currency transaction loss	(8,765)	Foreign currency transaction loss

Foreign currency swap agreements	4,297	Foreign currency transaction loss	(4,297)	Foreign currency transaction loss

Foreign currency long-term debt	1,193	Foreign currency transaction loss	(1,193)	Foreign currency transaction loss

(3) Hedges of net investment in foreign operations

	Gains (losses) recognized in other comprehensive income on derivative and others (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative and others (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Foreign exchange contracts	¥4,468	Gains on sales of subsidiaries and affiliates and liquidation losses, net	¥39	—	¥0
Borrowings and bonds in local currency	3,711	—	0	—	0

(4) Trading derivatives or derivatives not designated as hedging instruments

	Gains (losses) recognized in income on derivative
	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥34	Other operating revenues/expenses
Foreign currency swap agreements	(10)	Other operating revenues/expenses
Futures	1,897	Brokerage commissions and net gains on investment securities
Foreign exchange contracts	(245)	Brokerage commissions and net gains on investment securities
Credit derivatives held/written	(675)	Other operating revenues/expenses
Options held/written, Caps held and other	660	Other operating revenues/expenses

The effect of derivative instruments on the consolidated statements of income, pre-tax, for fiscal 2012 is as follows.

(1) Cash flow hedges

	Gains (losses) recognized in other comprehensive income on derivative (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Interest rate swap agreements	¥(489)	Interest on loans and investment securities/Interest expense	¥44	—	¥0

Foreign exchange contracts	(526)	Foreign currency transaction loss	(696)	—	0

Foreign currency swap agreements	(409)	Interest on loans and investment securities/Interest expense/Foreign currency transaction loss	1,031	—	0

(2) Fair value hedges

	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥4,072	Interest on loans and investment securities/Interest expense	¥(4,337)	Interest on loans and investment securities/Interest expense
Foreign exchange contracts	972	Foreign currency transaction loss	(972)	Foreign currency transaction loss

Foreign currency swap agreements	227	Foreign currency transaction loss	(227)	Foreign currency transaction loss
Foreign currency long-term-debt	69	Foreign currency transaction loss	(69)	Foreign currency transaction loss

(3) Hedges of net investment in foreign operations

	Gains (losses) recognized in other comprehensive income on derivative and others (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative and others (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Foreign exchange contracts	¥(1,198)	—	¥0	—	¥0
Borrowings and bonds in local currency	1,348	—	0	—	0

(4) Trading derivatives or derivatives not designated as hedging instruments

	Gains (losses) recognized in income on derivative
	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥23	Other operating revenues/expenses
Foreign currency swap agreements	24	Other operating revenues/expenses
Futures	(1,056)	Brokerage commissions and net gains on investment securities
Foreign exchange contracts	615	Brokerage commissions and net gains on investment securities
Credit derivatives held/written	(92)	Other operating revenues/expenses
Options held/written, Caps held and other	137	Other operating revenues/expenses

The effect of derivative instruments on the consolidated statements of income, pre-tax, for fiscal 2013 is as follows.

(1) Cash flow hedges

	Gains (losses) recognized in other comprehensive income on derivative (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Interest rate swap agreements	¥(249)	Interest on loans and investment securities/Interest expense	¥6	—	¥0

Foreign exchange contracts	(1,546)	Foreign currency transaction loss	73	—	0

Foreign currency swap agreements	960	Interest on loans and investment securities/Interest expense/Foreign currency transaction loss	(1,231)	Foreign currency transaction loss	(69)

(2) Fair value hedges

	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥76	Interest on loans and investment securities/Interest expense	¥(120)	Interest on loans and investment securities/Interest expense

Foreign exchange contracts	(8,828)	Foreign currency transaction loss	8,828	Foreign currency transaction loss

Foreign currency swap agreements	(2,352)	Foreign currency transaction loss	2,349	Foreign currency transaction loss

Foreign currency long-term-debt	172	Foreign currency transaction loss	(172)	Foreign currency transaction loss

(3) Hedges of net investment in foreign operations

	Gains (losses) recognized in other comprehensive income on derivative and others (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative and others (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Foreign exchange contracts	¥(11,524)	Gains on sales of subsidiaries and affiliates and liquidation losses, net	¥1,425	—	¥0
Borrowings and bonds in local currency	(19,637)	Gains on sales of subsidiaries and affiliates and liquidation losses, net	3,464	—	0

(4) Trading derivatives or derivatives not designated as hedging instruments

	Gains (losses) recognized in income on derivative
	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥8	Other operating revenues/expenses
Futures	(504)	Brokerage commissions and net gains on investment securities
Foreign exchange contracts	(236)	Brokerage commissions and net gains on investment securities
Credit derivatives held/written	344	Other operating revenues/expenses
Options held/written, Caps held and other	992	Other operating revenues/expenses

Notional amounts of derivative instruments and other, fair values of derivative instruments and other in consolidated balance sheets at March 31, 2012 and 2013 are as follows.

March 31, 2012

		Asset derivatives		Liability derivatives
	Notional amount	Fair value	Consolidated balance sheets location	Fair value	Consolidated balance sheets location
	Millions of yen	Millions of yen		Millions of yen
Derivatives designated as hedging instruments and other:
Interest rate swap agreements	¥234,523	¥4,624	Other receivables	¥1,253	Trade notes, accounts payable and other liabilities
Futures, Foreign exchange contracts	90,813	325	Other receivables	4,985	Trade notes, accounts payable and other liabilities
Foreign currency swap agreements	87,480	5,540	Other receivables	5,432	Trade notes, accounts payable and other liabilities
Foreign currency long-term-debt	152,508	0	—	0	—
Trading derivatives or derivatives not designated as hedging instruments:
Interest rate swap agreements	¥1,329	¥0	—	¥24	Trade notes, accounts payable and other liabilities
Options held/written, Caps held and other	157,134	5,924	Other receivables	4,430	Trade notes, accounts payable and other liabilities
Futures, Foreign exchange contracts	188,446	702	Other receivables	512	Trade notes, accounts payable and other liabilities
Credit derivatives held	9,913	97	Other receivables	23	Trade notes, accounts payable and other liabilities

March 31, 2013

		Asset derivatives		Liability derivatives
	Notional amount	Fair value	Consolidated balance sheets location	Fair value	Consolidated balance sheets location
	Millions of yen	Millions of yen		Millions of yen
Derivatives designated as hedging instruments and other:
Interest rate swap agreements	¥264,434	¥4,654	Other receivables	¥1,451	Trade notes, accounts payable and other liabilities
Futures, Foreign exchange contracts	191,980	838	Other receivables	4,624	Trade notes, accounts payable and other liabilities
Foreign currency swap agreements	83,000	2,890	Other receivables	8,263	Trade notes, accounts payable and other liabilities
Foreign currency long- term-debt	161,379	0	—	0	—
Trading derivatives or derivatives not designated as hedging instruments:
Interest rate swap agreements	¥1,294	¥0	—	¥8	Trade notes, accounts payable and other liabilities
Options held/written and other	217,999	5,654	Other receivables	3,530	Trade notes, accounts payable and other liabilities
Futures, Foreign exchange contracts	41,363	192	Other receivables	61	Trade notes, accounts payable and other liabilities
Credit derivatives held/written	20,161	370	Other receivables	100	Trade notes, accounts payable and other liabilities

Certain of the Company’s derivative instruments contain provisions that require the Company to maintain an investment grade credit rating from each of the major credit rating agencies. If the Company’s credit rating were to fall below investment grade, it would be in violation of these provisions, and the counterparties to the derivative instruments could request immediate payment on derivative instruments that are in net liability positions. There are no derivative instruments with credit-risk-related contingent features that are in a liability position on March 31, 2012 and 2013.

ASC 815-10-50 (“Derivatives and Hedging—Disclosures”) requires sellers of credit derivatives to disclose additional information about credit- risk-related potential payment risk.

The Company and its subsidiaries have contracted credit derivatives for the purpose of trading. Details of credit derivatives written are as follows as of March 31, 2013 and there are no credit derivatives written as of March 31, 2012.

March 31, 2013

Types of derivatives	The events or circumstances that would require the seller to perform under the credit derivative	Maximum potential amount of future payment under the credit derivative	Approximate remaining term of the credit derivative	Fair value of the credit derivative
		Millions of yen		Millions of yen
Credit default swap	In case of credit event (bankruptcy, failure to pay, restructuring) occurring in underlying reference company*	¥832	Less than five years	¥(29)

*	Underlying reference company’s credit ratings are Caa1 or better rated by rating agencies as of March 31, 2013.

Significant Concentrations of Credit Risk	12 Months Ended
Mar. 31, 2013
Significant Concentrations of Credit Risk

29. Significant Concentrations of Credit Risk

The

Company and its subsidiaries have established various policies and procedures to manage credit exposure, including initial credit approval, credit limits, collateral and guarantee requirements, obtaining rights of offset and continuous oversight. The Company and its subsidiaries’ principal financial instrument portfolio consists of investment in direct financing leases which are secured by title to the leased assets and installment loans which are secured by assets specifically collateralized in relation to loan agreements. When deemed necessary, guarantees are also obtained. The value and adequacy of the collateral are continually monitored. Consequently, the risk of credit loss from counterparties’ failure to perform in connection with collateralized financing activities is believed to be minimal. The Company and its subsidiaries have access to collateral in case of bankruptcy and other losses. However, a significant decline in real estate markets could result in a decline in fair value of the collateral real estate below the mortgage setting amount, which would expose the Company and certain subsidiaries to unsecured credit risk.

The Company and its subsidiaries make investments in securities for various purposes. The risk of incurring significant losses during a certain period is believed to be minimal due to the diversification in the investment portfolio. However, various factors, including the issuer’s credit risk and market trends, could expose the Company and its subsidiaries to a risk of unexpected loss.

At March 31, 2012 and 2013, no concentration with a single obligor exceeded 1% of the Company’s consolidated total assets. With respect to the Company and its subsidiaries’ credit exposures on a geographic basis, ¥4,733 billion, or 77%, at March 31, 2012 and ¥4,723 billion, or 77%, at March 31, 2013 of the credit risks arising from all financial instruments are attributable to customers located in Japan. The largest concentration of credit risk outside of Japan is exposure attributable to obligors located in the United States of America. The gross amount of such exposure is ¥858 billion and ¥777 billion as of March 31, 2012 and 2013, respectively. Since the Company and its subsidiaries adopted ASU 2009-16 and ASU 2009-17 on April 1, 2010, which changed the circumstances under which we are required to consolidate certain VIEs, the amounts above in relation to our exposure in the U.S. mainly include the effect of such consolidated VIEs.

The Company and its subsidiaries run businesses such as development and rental of commercial real estate and office buildings, condominium development and sales, hotel, golf course, and training facility operation. Real estate in development and rental business is mainly recorded in investment in direct financing leases and operating leases. In connection with investment in direct financing leases and operating leases, the percentage of investment in real estate to consolidated total assets is 12.6% and 11.7% as of March 31, 2012 and 2013, respectively.

The Company and its subsidiaries have transportation equipment such as automobile operations and aircraft. Transportation equipment is mainly recorded in investment in direct financing leases and operating leases. In connection with investment in direct financing leases and operating leases, the percentage of investment in transportation equipment to consolidated total assets is 8.8% and 10.4% as of March 31, 2012 and 2013, respectively.

The Company and its subsidiaries provide consumers with housing loans. In connection with installment loans, the percentage of housing loans to consolidated total assets is 10.4% and 10.9% as of March 31, 2012 and 2013, respectively.

Estimated Fair Value of Financial Instruments	12 Months Ended
Mar. 31, 2013
Estimated Fair Value of Financial Instruments

30. Estimated Fair Value of Financial Instruments

The following information is provided to help readers gain an understanding of the relationship between amounts reported in the accompanying consolidated financial statements and the related market or fair value.

The disclosures include financial instruments and derivative financial instruments, other than investment in direct financing leases, investment in subsidiaries and affiliates, pension obligations and insurance contracts.

March 31, 2012

	Millions of yen
	Carrying amount	Estimated fair value	Level 1	Level 2	Level 3
Trading instruments
Trading securities	¥12,817	¥12,817	¥384	¥12,433	¥0
Futures, Foreign exchange contracts:
Assets	692	692	649	43	0
Liabilities	482	482	412	70	0
Credit derivatives held:
Assets	97	97	0	97	0
Liabilities	23	23	0	23	0
Options held/written, Caps held and other:
Assets	5,924	5,924	0	631	5,293
Liabilities	4,430	4,430	0	4,430	0
Non-trading instruments
Assets:
Cash and cash equivalents	¥786,892	¥786,892	¥786,892	¥0	¥0
Restricted cash	123,295	123,295	123,295	0	0
Time deposits	24,070	24,070	0	24,070	0
Installment loans (net of allowance for probable loan losses)	2,650,162	2,669,196	0	78,934	2,590,262
Investment in securities:
Practicable to estimate fair value	935,495	938,314	173,056	521,603	243,655
Not practicable to estimate fair value*	199,078	199,078	0	0	0
Liabilities:
Short-term debt	¥457,973	¥457,973	¥0	¥457,973	¥0
Deposits	1,103,514	1,107,440	0	1,107,440	0
Long-term debt	4,267,480	4,262,612	0	1,491,620	2,770,992
Futures, Foreign exchange contracts:
Assets	335	335	0	335	0
Liabilities	5,015	5,015	0	5,015	0
Foreign currency swap agreements:
Assets	5,540	5,540	0	5,540	0
Liabilities	5,432	5,432	0	5,432	0
Interest rate swap agreements:
Assets	4,624	4,624	0	4,624	0
Liabilities	1,277	1,277	0	1,277	0

*	The fair value of investment securities of ¥199,078 million was not estimated, as it was not practical.

March 31, 2013

	Millions of yen
	Carrying amount	Estimated fair value	Level 1	Level 2	Level 3
Trading instruments
Trading securities	¥33,041	¥33,041	¥2,184	¥30,857	¥0
Futures, Foreign exchange contracts:
Assets	147	147	147	0	0
Liabilities	0	0	0	0	0
Credit derivatives held/written:
Assets	370	370	0	370	0
Liabilities	100	100	0	100	0
Options held/written and other:
Assets	5,654	5,654	0	3,555	2,099
Liabilities	3,530	3,530	0	3,530	0
Non-trading instruments
Assets:
Cash and cash equivalents	¥826,296	¥826,296	¥826,296	¥0	¥0
Restricted cash	106,919	106,919	106,919	0	0
Time deposits	8,356	8,356	0	8,356	0
Installment loans (net of allowance for probable loan losses)	2,602,737	2,625,132	0	82,125	2,543,007
Investment in securities:
Practicable to estimate fair value	852,550	861,570	166,398	552,394	142,778
Not practicable to estimate fair value*	208,077	208,077	0	0	0
Liabilities:
Short-term debt	¥420,726	¥420,726	¥0	¥420,726	¥0
Deposits	1,078,587	1,081,273	0	1,081,273	0
Long-term debt	4,061,534	4,081,912	0	1,486,219	2,595,693
Futures, Foreign exchange contracts:
Assets	883	883	0	883	0
Liabilities	4,685	4,685	0	4,685	0
Foreign currency swap agreements:
Assets	2,890	2,890	0	2,890	0
Liabilities	8,263	8,263	0	8,263	0
Interest rate swap agreements:
Assets	4,654	4,654	0	4,654	0
Liabilities	1,459	1,459	0	1,459	0

*	The fair value of investment securities of ¥208,077 million was not estimated, as it was not practical.

Input level of fair value measurement

If active market prices are available, fair value measurement is based on quoted active market prices and classified as Level 1. If active market prices are not available, fair value measurement is based on observable inputs other than quoted prices included within Level 1 and classified as Level 2. If market prices are not available and there are no observable inputs, then fair value is estimated by using valuation models including discounted cash flow methodologies, commonly used option-pricing models and broker quotes and classified as Level 3, as the valuation models and broker quotes are based on inputs that are unobservable in the market.

Estimation of fair value

The following methods and significant assumptions were used to estimate the fair value of each class of financial instrument for which it is practicable to estimate a value:

Cash and cash equivalents, restricted cash, time deposits and short-term debt—The carrying amounts recognized in the balance sheets were determined to be reasonable estimates of their fair values due to their short maturity.

Installment loans—The carrying amounts of floating-rate installment loans with no significant changes in credit risk and which could be repriced within a short-term period were determined to be reasonable estimates of their fair values. The carrying amounts of purchased loans were determined to be reasonable estimates of their fair values because the carrying amounts (net of allowance) are considered to properly reflect the recoverability and value of these loans. For certain homogeneous categories of medium- and long-term fixed-rate loans, such as housing loans, the estimated fair values were calculated by discounting the future cash flows using the current interest rates charged by the Company and its subsidiaries for new loans made to borrowers with similar credit ratings and remaining maturities. Concerning above, if available, estimated fair values were based on quoted market prices or quotations provided by dealers.

Investment in securities—For trading securities and available-for-sale securities other than specified bonds issued by SPEs and certain other mortgage-backed and asset-backed securities, the estimated fair values, which are also the carrying amounts recorded in the balance sheets, were generally based on quoted market prices or quotations provided by dealers. As for the specified bonds issued by the SPEs and certain other mortgage-backed and asset-backed securities included in available-for-sale securities, the Company and its subsidiaries estimated the fair value by using valuation models including discounted cash flow methodologies and broker quotes (see Note 2). For held-to-maturity securities, the estimated fair values were based on quoted market prices. For certain investment funds included in other securities, the fair values are estimated based on net asset value per share or discounted cash flow methodologies. With regard to other securities other than the investment funds described above, the Company and its subsidiaries have not estimated the fair value, as it is not practicable to do so. Those other securities mainly consist of non-marketable equity securities and preferred capital shares. Because there were no quoted market prices for such other securities and each security has a different nature and characteristics, reasonable estimates of fair values could not be made without incurring excessive costs.

Deposits—The carrying amounts of demand deposits recognized in the consolidated balance sheets were determined to be reasonable estimates of their fair values. The estimated fair values of time deposits were calculated by discounting the future cash flows. The current interest rates offered for the deposits with similar terms and remaining average maturities were used as the discount rates.

Long-term debt—The carrying amounts of long-term debt with floating rates which could be repriced within short-term periods were determined to be reasonable estimates of their fair values. For medium-and long-term fixed-rate debt, the estimated fair values were calculated by discounting the future cash flows. The borrowing interest rates that were currently available to the Company and its subsidiaries offered by financial institutions for debt with similar terms and remaining average maturities were used as the discount rates. Concerning above, if available, estimated fair values were based on quoted market prices or quotations provided by dealers.

Derivatives—For exchange-traded derivatives, fair value is based on quoted market prices. Fair value estimates for other derivatives generally reflect the estimated amounts that the Company and its subsidiaries would receive or pay to terminate the contracts at the reporting date, thereby taking into account the current unrealized gains or losses of open contracts. Discounted amounts of future cash flows using the current interest rate are used when estimating the fair values for most of the Company’s and its subsidiaries’ derivatives.

Commitments, Guarantees and Contingent Liabilities	12 Months Ended
Mar. 31, 2013
Commitments, Guarantees and Contingent Liabilities

31. Commitments, Guarantees and Contingent Liabilities

Commitments—As of March 31, 2013, the Company and its subsidiaries have commitments for the purchase of equipment to be leased, having a cost of ¥12,117 million.

The minimum future rentals on non-cancelable operating leases are as follows:

Years ending March 31,	Millions of yen
2014	¥4,036
2015	3,576
2016	3,300
2017	3,199
2018	2,866
Thereafter	19,283

Total	¥36,260

The Company and its subsidiaries lease office space under operating lease agreements, which are primarily cancelable, and made rental payments totaling ¥8,131million, ¥7,681million and ¥7,848 million in fiscal 2011, 2012 and 2013, respectively.

Certain computer systems of the Company and its subsidiaries have been operated and maintained under non-cancelable contracts with third-party service providers. For such services, the Company and its subsidiaries made payments totaling ¥759 million, ¥442 million and ¥487 million in fiscal 2011, 2012 and 2013, respectively. The longest contract of them will mature in fiscal 2016. As of March 31, 2013, the amounts due are as follows:

Years ending March 31,	Millions of yen
2014	¥179
2015	97
2016	36

Total	¥312

The Company and its subsidiaries have commitments to fund estimated construction costs to complete ongoing real estate development projects and other commitments, totaling ¥59,830 million as of March 31, 2013.

The Company and its subsidiaries have agreements to commit to execute loans for consumers, and to invest in funds, as long as the agreed-upon terms are met. As of March 31, 2013, the total unused credit and capital amount available is ¥284,090 million.

Guarantees—The Company and its subsidiaries apply ASC 460-10 (“Guarantees”), and at the inception of a guarantee recognize a liability in the consolidated balance sheets at fair value for the guarantee within the scope of ASC 460-10. The following table represents the summary of potential future payments, book value recorded as guarantee liabilities of the guarantee contracts outstanding and maturity of the longest guarantee contracts as of March 31, 2012 and 2013:

	2012			2013
	Millions of yen		Fiscal year	Millions of yen		Fiscal year
Guarantees	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract
Corporate loans	¥360,436	¥1,577	2026	¥316,650	¥2,587	2026
Transferred loans	162,554	3,869	2043	196,162	4,246	2044
Consumer loans	0	0	—	77,034	8,085	2018
Housing loans	19,511	4,536	2051	29,510	7,437	2051
Other	1,991	7	2024	2,936	126	2024

Total	¥544,492	¥9,989	—	¥622,292	¥22,481	—

Guarantee of corporate loans: The Company and certain subsidiaries mainly guarantee corporate loans issued by financial institutions for customers. The Company and its subsidiaries are obliged to pay the outstanding loans when the guaranteed customers fail to pay principal and/or interest in accordance with the contract terms. In some cases, the corporate loans are secured by the guaranteed customers’ assets. Once the Company and its subsidiaries assume the guaranteed customers’ obligation, the Company and its subsidiaries obtain a right to claim the collateral assets. In other cases, certain contracts that guarantee corporate loans issued by financial institutions for customers include contracts that the amounts of performance guarantee are limited to a range of guarantee commissions. As of March 31, 2012 and March 31, 2013, total notional amount of the loans subject to such guarantees are ¥1,234,000 million and ¥1,239,000 million respectively, and book value of guarantee liabilities which amount is included in the table above are ¥666 million and ¥734 million, respectively. The potential future payment amounts included in the table above for these guarantees are limited to the agreed range of the guarantee commissions, which are less than the total notional amounts of the loans subject to these guarantees.

Payment or performance risk of the guarantees is considered based on the historical experience of credit events. There have been no significant changes in the payment or performance risk of the guarantees in fiscal 2013.

Guarantee of transferred loans: A subsidiary in the United States is authorized to underwrite, originate, fund, and service multi-family and seniors housing loans without prior approval from Federal National Mortgage Association (“Fannie Mae”) under Fannie Mae’s Delegated Underwriting and Servicing program. As part of this program, Fannie Mae provides a commitment to purchase the loans.

In return for the delegated authority, the subsidiary guarantees the performance of certain housing loans transferred to Fannie Mae and has the payment or performance risk of the guarantees to absorb some of the losses when losses arise from the transferred loans.

There were no significant changes in the payment or performance risk of these guarantees in fiscal 2013.

Guarantee of consumer loans: A subsidiary guarantees consumer loans, typically card loans, issued by Japanese financial institutions. The subsidiary is obligated to pay the outstanding obligations when these loans become delinquent generally for more than a month.

Payment or performance risk of the guarantees is considered based on the historical experience of credit events.

There were no significant changes in the payment or performance risk of the guarantees in fiscal 2013.

Guarantee of housing loans: The Company and certain subsidiaries guarantee housing loans issued by Japanese financial institutions to third party individuals. The Company and its subsidiaries are typically obliged to pay the outstanding loans when these loans become delinquent more than three months. The housing loans are usually secured by the real properties. Once the Company and its subsidiaries assume the guaranteed parties’ obligation, the Company and its subsidiaries obtain a right to claim the collateral assets.

Payment or performance risk of the guarantees is considered based on the historical experience of credit events.

There were no significant changes in the payment or performance risk of the guarantees in fiscal 2013.

Other guarantees: Other guarantees include the guarantees to financial institutions and the guarantees derived from collection agency agreements. Pursuant to the contracts of the guarantees to financial institutions, a subsidiary pays to the financial institutions when customers of the financial institutions become debtors and default on the debts. Pursuant to the agreements of the guarantees derived from collection agency agreements, the Company and certain subsidiaries collect third parties’ debt and pay the uncovered amounts.

Litigation—The Company and its subsidiaries are involved in legal proceedings and claims in the ordinary course of business. In the opinion of management, none of such proceedings and claims will have a significant impact on the Company’s financial position or results of operations.

Segment Information	12 Months Ended
Mar. 31, 2013
Segment Information

32. Segment Information

Financial information about the operating segments reported below is that which is available by segment and evaluated regularly by the management in deciding how to allocate resources and in assessing performance.

From April 1, 2012, Accounting Standards Update 2010-26 (“Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts”—ASC 944 (“Financial Services—Insurance”)) is retrospectively applied to prior periods’ financial statements.

Due to this change, the reclassified figures are shown for the years ended March 31, 2011 and 2012.

An overview of operations for each of the six segments follows below.

Corporate Financial Services	:	Lending, leasing, commission business such as the sale of financial products

Maintenance Leasing	:	Automobile leasing and rentals, car sharing, and precision measuring and IT-related equipment rentals and leasing

Real Estate	:	Real estate development, rental and financing, facility operation, REIT asset management, real estate investment and advisory services

Investment and Operation	:	Environment and energy business, loan servicing (asset recovery) and principal investment

Retail	:	Life insurance, banking, and card loan business

Overseas Business	:	Leasing, lending, investment in bonds, investment banking, and ship- and aircraft-related operations

Financial information of the segments for the years ended March 31, 2011, 2012 and 2013 is as follows:

	Millions of yen
Year ended March 31, 2011	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Revenues	¥79,305	¥225,830	¥217,590	¥89,595	¥148,768	¥176,875	¥937,963
Interest revenue	23,830	189	13,181	24,083	28,171	34,839	124,293
Interest expense	12,877	4,998	18,098	6,639	8,980	16,931	68,523
Depreciation and amortization	5,605	98,577	16,587	1,743	8,769	27,662	158,943
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	12,718	1,955	1,131	6,734	1,409	3,226	27,173
Write-downs of long-lived assets	104	0	13,278	996	0	1,770	16,148
Increase (Decrease) in policy liabilities	0	0	0	0	(11,615)	0	(11,615)
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	487	157	2,585	1,333	52	13,382	17,996
Discontinued operations	121	0	7,845	6,849	199	76	15,090
Segment profits	10,035	26,203	54	13,212	21,811	45,639	116,954
Segment assets	968,327	502,738	1,539,814	506,011	1,653,704	972,224	6,142,818
Long-lived assets	37,919	312,261	1,016,039	45,139	42,686	193,724	1,647,768
Expenditures for long-lived assets	3,744	118,283	40,270	6,168	86	58,156	226,707
Investment in affiliates	15,993	710	84,325	55,151	110,375	106,813	373,367

	Millions of yen
Year ended March 31, 2012	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Revenues	¥72,449	¥231,951	¥222,631	¥73,293	¥160,071	¥187,240	¥947,635
Interest revenue	19,901	343	10,729	21,716	29,041	32,210	113,940
Interest expense	9,759	4,186	15,677	5,757	7,195	19,212	61,786
Depreciation and amortization	3,420	98,810	18,570	1,797	8,916	28,194	159,707
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	2,278	10	2,988	7,442	1,128	3,811	17,657
Write-downs of long-lived assets	793	0	11,311	713	0	798	13,615
Increase (Decrease) in policy liabilities	0	0	0	0	6,421	0	6,421
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	687	146	1,310	7,033	(9,996)	6,299	5,479
Discontinued operations	475	0	444	(3,331)	688	667	(1,057)
Segment profits	21,532	34,710	1,349	15,983	19,352	49,768	142,694
Segment assets	898,776	537,782	1,369,220	471,145	1,738,454	986,762	6,002,139
Long-lived assets	27,029	327,489	977,102	33,964	44,986	195,207	1,605,777
Expenditures for long-lived assets	909	126,779	22,945	507	14	63,506	214,660
Investment in affiliates	16,842	880	84,697	61,469	79,255	88,564	331,707

	Millions of yen
Year ended March 31, 2013	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Revenues	¥72,463	¥238,316	¥215,212	¥121,933	¥188,695	¥202,516	¥1,039,135
Interest revenue	17,535	426	9,062	22,573	45,854	35,830	131,280
Interest expense	9,547	4,258	12,352	4,509	6,674	18,249	55,589
Depreciation and amortization	2,380	106,485	19,741	2,297	10,631	31,695	173,229
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	131	123	(449)	5,532	2,611	2,438	10,386
Write-downs of long-lived assets	0	0	13,296	1,723	0	328	15,347
Increase (Decrease) in policy liabilities	0	0	0	0	20,990	0	20,990
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	1,145	176	(430)	7,251	4,680	9,521	22,343
Discontinued operations	0	0	4,063	(1,045)	632	432	4,082
Segment profits	24,754	36,091	5,582	34,937	43,209	52,756	197,329
Segment assets	892,738	599,075	1,111,810	416,569	1,970,972	1,211,500	6,202,664
Long-lived assets	27,415	381,816	864,754	49,441	92,817	280,218	1,696,461
Expenditures for long-lived assets	1,943	160,420	22,276	1,200	206	109,426	295,471
Investment in affiliates	18,020	1,459	73,141	65,713	25,205	143,019	326,557

Segment figures reported in these tables include operations classified as discontinued operations in the accompanying consolidated statements of income.

The accounting policies of the segments are almost the same as those described in Note 1 (“Significant Accounting and Reporting Policies”) except for the treatment of income tax expenses, net income attributable to the noncontrolling interests, net income attributable to the redeemable noncontrolling interests, income from discontinued operations and the consolidation of certain variable interest entities (VIEs). Income taxes are not included in segment profits or losses because the management evaluates segments’ performance on a pre-tax basis. Also, net income attributable to noncontrolling interests and redeemable noncontrolling interests are not included in segment profits or losses because the management evaluates segments’ performance based on profits or losses (per-tax) attributable to ORIX Corporation Shareholders. On the other hand, income from discontinued operations is included in segment profits or losses because the management considers such disposal activities as part of the ordinary course of business. Net income attributable to the noncontrolling interests, net income attributable to the redeemable noncontrolling interests and income from discontinued operations, which are recognized net of tax in the accompanying consolidated statements of income, are adjusted to profit or loss before income taxes, when calculating segment profits or losses. Most of selling, general and administrative expenses, including compensation costs that are directly related to the revenue generating activities of each segment, have been accumulated by and charged to each segment. Gains and losses that management does not consider for evaluating the performance of the segments, such as write-downs of certain securities, write-downs of certain long-lived assets and certain foreign exchange gains or losses are excluded from the segment profits or losses, and are regarded as corporate items.

Assets attributed to each segment are investment in direct financing leases, installment loans, investment in operating leases, investment in securities, other operating assets, inventories, advances for investment in operating leases (included in other assets), advances for investment in other operating assets (included in other assets), and investment in affiliates. This has resulted in the depreciation of office facilities being included in each segment’s profit or loss while the carrying amounts of corresponding assets are not allocated to each segment’s assets. However, the effect resulting from this allocation is not significant.

For those VIEs that are used for securitization and are consolidated in accordance with ASC 810-10 (“Consolidations”), for which the VIE’s assets can be used only to settle related obligations of those VIEs and the creditors (or beneficial interest holders) do not have recourse to other assets of the Company or its subsidiaries, segment assets are measured based on the amount of the Company and its subsidiaries’ net investments in the VIEs, which is different from the amount of total assets of the VIEs, and accordingly, segment revenues are also measured at a net amount representing the revenues earned on the net investments in the VIEs.

Certain gains or losses related to assets and liabilities of consolidated VIEs, which are not ultimately attributable to the Company and its subsidiaries, are excluded from segment profits.

The reconciliation of segment totals to consolidated financial statement amounts is as follows. Significant items to be reconciled are segment revenues, segment profits and segment assets. Other items do not have a significant difference between segment amounts and consolidated amounts.

	Millions of yen
	2011	2012	2013
Segment revenues:
Total revenues for segments	¥937,963	¥947,635	¥1,039,135
Revenues related to corporate assets	3,440	5,564	4,118
Revenues related to assets of certain VIEs	51,747	41,833	33,210
Revenues from discontinued operations	(52,144)	(24,211)	(10,825)

Total consolidated revenues	¥941,006	¥970,821	¥1,065,638

Segment profits:
Total profits for segments	¥116,954	¥142,694	¥197,329
Corporate interest expenses, general and administrative expenses	(11,852)	(14,690)	(23,133)
Corporate write-downs of securities	(615)	0	0
Corporate net gains (losses) on investment securities	203	0	0
Corporate other gains (losses)	(4,875)	(3,689)	(11,784)
Gains (losses) related to assets or liabilities of certain VIEs	(1,591)	2,583	2,832
Discontinued operations, pre-tax	(13,924)	466	125
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests, net of applicable tax effect	5,332	2,392	7,149

Total consolidated income before income taxes and discontinued operations	¥89,632	¥129,756	¥172,518

Segment assets:
Total assets for segments	¥6,142,818	¥6,002,139	¥6,202,664
Cash and cash equivalents, restricted cash and time deposits	855,340	934,257	941,571
Allowance for doubtful receivables on direct financing leases and probable loan losses	(154,150)	(136,588)	(104,264)
Other receivables	182,013	188,108	196,626
Other corporate assets	524,056	478,979	534,423
Assets of certain VIEs	1,011,833	865,935	668,690

Total consolidated assets	¥8,561,910	¥8,332,830	¥8,439,710

The following information represents geographical revenues and income before income taxes, which are attributed to geographic areas, based on the country location of the Company and its subsidiaries.

	Millions of yen
	Year Ended March 31, 2011
	Japan	America*2	Other*3	Difference between Geographic Total and Consolidated Amounts	Consolidated Amounts
Total Revenues	¥771,403	¥138,975	¥82,772	¥(52,144)	¥941,006
Income before Income Taxes*1	60,512	18,411	24,633	(13,924)	89,632

	Millions of yen
	Year Ended March 31, 2012
	Japan	America*2	Other*3	Difference between Geographic Total and Consolidated Amounts	Consolidated Amounts
Total Revenues	¥768,955	¥130,717	¥95,360	¥(24,211)	¥970,821
Income before Income Taxes*1	74,966	26,894	27,430	466	129,756

	Millions of yen
	Year Ended March 31, 2013
	Japan	America*2	Other*3	Difference between Geographic Total and Consolidated Amounts	Consolidated Amounts
Total Revenues	¥843,625	¥130,561	¥102,277	¥(10,825)	¥1,065,638
Income before Income Taxes*1	116,235	27,458	28,700	125	172,518

*Note:	1. Results of discontinued operations (pre-tax) are included in each amount attributed to each geographic area.
2. Mainly United States
3. Mainly Asia, Europe, Oceania and Middle East

ASC 280-10 (“Segment Reporting”) requires disclosure of revenues from external customers for each product and service as enterprise-wide information. The consolidated statements of income in which the revenues are categorized based on the nature of the types of business conducted include the required information.

No single customer accounted for 10% or more of the Company’s total revenues for the years ended March 31, 2011, 2012 and 2013.

Subsequent Events	12 Months Ended
Mar. 31, 2013
Subsequent Events	33. Subsequent Events There are no material subsequent events.

Schedule II.-Valuation and Qualifying Accounts and Reserves	12 Months Ended
Mar. 31, 2013
Schedule II.-Valuation and Qualifying Accounts and Reserves

Schedule II.—Valuation and Qualifying Accounts and Reserves

ORIX Corporation and Subsidiaries

Description	Millions of yen
	Year Ended March 31, 2011
	Balance at beginning of period	Acquisitions	Addition: Charged to costs and expenses	Deduction	Translation adjustment	Balance at end of period
Restructuring cost:
Closed office lease obligations	¥97	¥0	¥42	¥(59)	¥(2)	¥78
Severance and other benefits to terminated employees	16	0	0	(16)	0	0

Total	¥113	¥0	¥42	¥(75)	¥(2)	¥78

Description	Millions of yen
	Year Ended March 31, 2012
	Balance at beginning of period	Acquisitions	Addition: Charged to costs and expenses	Deduction	Translation adjustment	Balance at end of period
Restructuring cost:
Closed office lease obligations	¥78	¥0	¥0	¥(38)	¥(1)	¥39
Severance and other benefits to terminated employees	0	0	15	(15)	0	0

Total	¥78	¥0	¥15	¥(53)	¥(1)	¥39

Description	Millions of yen
	Year Ended March 31, 2013
	Balance at beginning of period	Acquisitions	Addition: Charged to costs and expenses	Deduction	Translation adjustment	Balance at end of period
Restructuring cost:
Closed office lease obligations	¥39	¥0	¥0	¥(31)	¥1	¥9
Severance and other benefits to terminated employees	0	0	3	(3)	0	0

Total	¥39	¥0	¥3	¥(34)	¥1	¥9

Description	Millions of yen
	Balance at beginning of period	Acquisitions	Addition: Charged to costs and expenses	Deduction*1	Other*2	Balance at end of period
Deferred tax assets: Valuation allowance
Year ended March 31, 2011	¥42,846	¥669	¥6,220	¥(22,778)	¥(163)	¥26,794
Year ended March 31, 2012	¥26,794	¥875	¥6,339	¥(6,836)	¥(3,034)	¥24,138
Year ended March 31, 2013	¥24,138	¥1,085	¥4,973	¥(12,116)	¥751	¥18,831

*Note:	1. The amount of deduction includes benefits recognized in earnings, expiry of loss carryforwards and sales of subsidiaries.
2. The amount of other includes translation adjustment and the effect of changes in statutory tax rate.

Significant Accounting and Reporting Policies (Policies)	12 Months Ended
Mar. 31, 2013
Basis of presenting financial statements

(a) Basis of presenting financial statements

The Company and its subsidiaries in Japan maintain their books in conformity with Japanese accounting practices, which differ in certain respects from U.S. GAAP.

The accompanying consolidated financial statements have been prepared in conformity with U.S. GAAP and, therefore, reflect certain adjustments to the books and records of the Company and its subsidiaries. The principal adjustments relate to initial direct costs to originate leases and loans, use of the straight-line method of depreciation for operating lease equipment, deferral of life insurance policy acquisition costs, calculation of insurance policy liabilities, accounting for goodwill and intangible assets resulting from business combinations, accounting for pension plans, accounting for changes in a parent’s ownership interest in its subsidiary, accounting for securitization of financial assets, reflection of the income tax effect on such adjustments and reclassification of discontinued operations, and the presentation of the noncontrolling interests.

Principles of consolidation

(b) Principles of consolidation

The consolidated financial statements include the accounts of the Company and all of its subsidiaries. Investments in affiliates, where the Company has the ability to exercise significant influence by way of 20% – 50% ownership or other means, are accounted for by using the equity method. Where the Company holds majority voting interests but noncontrolling shareholders have substantive participating rights to decisions that occur as part of the ordinary course of their business, the equity method is applied pursuant to FASB Accounting Standards Codification (“ASC”) 810-10-25-2 to 14 (“Consolidation—The Effect of Noncontrolling Rights on Consolidation”). In addition, the consolidated financial statements also include variable interest entities to which the Company and its subsidiaries are primary beneficiaries pursuant to ASC 810-10 (“Consolidation—Variable Interest Entities”).

A lag period of up to three months is used on a consistent basis for recognizing the results of certain subsidiaries and affiliates.

All significant intercompany accounts and transactions have been eliminated in consolidation.

Use of estimates

(c) Use of estimates

The preparation of the consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Company has identified ten areas where it believes assumptions and estimates are particularly critical to the financial statements. These are the selection of valuation techniques and determination of assumptions used in fair value measurements (see Note 2), the determination and periodic reassessment of the unguaranteed residual value for direct financing leases and operating leases (see (e)), the determination and reassessment of insurance policy liabilities and deferred policy acquisition costs (see (f)), the determination of the allowance for doubtful receivables on direct financing leases and probable loan losses (see (g)), the determination of impairment of long-lived assets (see (h)), the determination of impairment of investment in securities (see (i)), the determination of the valuation allowance for deferred tax assets and the evaluation of tax positions (see (j)), assessment and measurement of effectiveness in hedging relationship using derivative financial instruments (see (l)), the determination of benefit obligation and net periodic pension cost (see (m)) and the determination of impairment of goodwill and intangible assets not subject to amortization (see (w)).

Foreign currencies translation

(d) Foreign currencies translation

The Company and its subsidiaries maintain their accounting records in their functional currency. Transactions in foreign currencies are recorded in the entity’s functional currency based on the prevailing exchange rates on the transaction date.

The financial statements of overseas subsidiaries and affiliates are translated into Japanese yen by applying the exchange rates in effect at the end of each fiscal year to all assets and liabilities. Income and expenses are translated at the average rates of exchange prevailing during the fiscal year. The currencies in which the operations of the overseas subsidiaries and affiliates are conducted are regarded as the functional currencies of these companies. Foreign currency translation adjustments reflected in accumulated other comprehensive income (loss) arise from the translation of foreign currency financial statements into Japanese yen.

Recognition of revenues

(e) Recognition of revenues

Revenues are recognized when persuasive evidence of an arrangement exists, the service has been rendered or the goods have been delivered to the customer, the transaction price is fixed or determinable and collectibility is reasonably assured.

In addition to the aforementioned general policy, the policies as specifically described hereinafter are applied for each of the major revenue items.

Leases—The Company and its subsidiaries lease various assets to customers under direct financing or operating lease arrangements. Classification of a lease arrangement into either a direct financing lease or an operating lease is dependent upon the specific conditions of the arrangement. Revenue recognition policies applied for direct financing leases and operating leases are specifically described in sections following this paragraph. In providing leasing services, the Company and its subsidiaries execute supplemental services, such as paying insurance and handling taxes on leased assets on behalf of lessees. In some cases, automobile maintenance services are also provided to lessees. Where, under terms of the lease or related maintenance agreements, the Company and its subsidiaries bear the favorable or unfavorable variability of cost, revenues and expenses are recorded on a gross basis. For those arrangements in which the Company and its subsidiaries do not have substantial risks and rewards of ownership, but instead serve as an agent in collecting from lessees and remitting payments to third parties, the Company and its subsidiaries record revenues net of third-party services costs. Revenues from automobile maintenance services are taken into income over the contract period in proportion to the estimated service costs to be incurred and are recorded in other operating revenues in the accompanying consolidated statements of income.

(1) Recognition of revenues for direct financing leases

Direct financing leases consist of full-payout leases for various equipment types, including office equipment, industrial machinery and transportation equipment. The excess of aggregate lease rentals plus the estimated unguaranteed residual value over the cost of the leased equipment constitutes the unearned lease income to be taken into income over the lease term by using the interest method. The estimated residual values represent estimated proceeds from the disposition of equipment at the time the lease is terminated. Estimates of unguaranteed residual values are based on current market values of used equipment, estimates of when and how much equipment will become obsolete and actual recovery being experienced for similar used equipment. Initial direct costs are being deferred and amortized as a yield adjustment over the life of related lease by using the interest method. The unamortized balance of initial direct costs is reflected as a component of investment in direct financing leases.

(2) Recognition of revenues for operating leases

Revenues from operating leases are recognized on a straight-line basis over the contract terms. Investment in operating leases is recorded at cost less accumulated depreciation and is depreciated over their estimated useful lives mainly on a straight-line basis. The estimated average useful lives of principal operating lease assets classified as transportation equipment is 9 years, measuring and information-related equipment is 4 years, real estate (other than land) is 32 years and other is 7 years. Depreciation expenses are included in costs of operating leases. Gains or losses arising from dispositions of operating lease assets, except real estate under operating leases, are included in operating lease revenues. With respect to some sales of real estate under operating leases such as commercial buildings, the Company or its subsidiaries may retain an interest in some cash flows of the real estate in the form of management or operation of the real estate. Where the Company or its subsidiaries have significant continuing involvement in the operations from the real estate under operating leases which have been disposed of, the gains or losses arising from such disposition are separately disclosed as gains on sales of real estate under operating leases, whereas if the Company or its subsidiaries have no significant continuing involvement in the operations from such disposed real estate, the gains or losses are reported as income from discontinued operations, net.

Estimates of residual values are based on current market values of used equipment, estimates of when and how much equipment will become obsolete and actual recovery being experienced for similar used equipment.

Installment loans—Interest income on installment loans is recognized on an accrual basis. Certain direct loan origination costs, net of origination fees, are being deferred and amortized over the contractual term of the loan as an adjustment of the related loan’s yield using the interest method.

Interest payments received on impaired loans other than purchased loans are recorded as interest income unless the collection of the remaining investment is doubtful at which time payments received are recorded as reductions of principal. For purchased loans, although the acquired assets may remain loans in legal form, collections on these loans often do not reflect the normal historical experience of collecting delinquent accounts, and the need to tailor individual collateral-realization strategies often makes it difficult to reliably estimate the amount, timing or nature of collections. Accordingly, the Company and its subsidiaries use the cost recovery method of income recognition for such purchased loans regardless of whether impairment is recognized or not.

Non-accrual policy—In common with all classes, past-due financing receivables are receivables for which principal or interest is past-due 30 days or more. Loans whose terms have been modified are not classified as past-due financing receivables if the principals and interests are not past-due 30 days or more in accordance with the modified terms. The Company and its subsidiaries suspend accruing revenues on past-due installment loans and direct financing leases when principal or interest is past-due 90 days or more, or earlier, if management determines that their collections are doubtful based on factors such as individual debtors’ creditworthiness, historical loss experience, current delinquencies and delinquency trends. Accrued but uncollected interest is reclassified to investment in direct financing leases or installment loans in the accompanying consolidated balance sheets and becomes subject to the allowance for doubtful receivables and probable loan loss process. Cash repayments received on non-accrual loans are applied first against past due interest and then any surpluses are applied to principal in view of the conditions of the contract and obligors. The Company and its subsidiaries return to accrual status non-accrual loans and lease receivables when it becomes probable that the Company and its subsidiaries will be able to collect all amounts due according to the contractual terms of these loans and receivables, as evidenced by continual payments from the debtors. The period of such continual payments before returning to accrual status varies depending on factors that we consider are relevant in assessing the debtor’s creditworthiness, such as the debtor’s business characteristics and financial conditions as well as relevant economic conditions and trends.

Brokerage commissions and net gains on investment securities—Brokerage commissions and net gains on investment securities are recorded on a trade date basis.

Real estate sales—Revenues from the sales of real estate are recognized when a contract is in place, a closing has taken place, the buyer’s initial and continuing investment is adequate to demonstrate a commitment to pay for the property and the Company and its subsidiaries do not have a substantial continuing involvement in the property.

Insurance premiums and expenses

(f) Insurance premiums and expenses

Premium income from life insurance policies is recognized as earned premiums when due.

Life insurance benefits are recorded as expenses when they are incurred. Policy liabilities for future policy benefits are established using the net level premium method, based on actuarial estimates of the amount of future policyholder benefits. The policies are characterized as long-duration policies and mainly consist of whole life, term life, endowments, and medical insurance. Computation of policy liabilities necessarily includes assumptions about mortality, morbidity, lapse rates, future yields on related investments and other factors applicable at the time the policies are written. The Company’s life insurance subsidiary continually evaluates the potential for changes in the estimates and assumptions applied in determining policy liabilities, both positive and negative, and uses the results of these evaluations both to adjust recorded liabilities and to adjust underwriting criteria and product offerings.

ASC 944 (“Financial Services—Insurance”) requires insurance companies to defer certain costs related directly to the successful acquisition of new or renewal insurance contracts, or deferred policy acquisition costs, and amortize them over the respective policy periods in proportion to anticipated premium revenue. These deferred policy acquisition costs consist primarily of first-year commissions in excess of recurring policy maintenance costs and certain variable costs and expenses for underwriting policies (see (ag) regarding the retrospective adoption of Accounting Standards Update 2010-26 for deferred policy acquisition costs).

Allowance for doubtful receivables on direct financing leases and probable loan losses

(g) Allowance for doubtful receivables on direct financing leases and probable loan losses

The allowance for doubtful receivables on direct financing leases and probable loan losses is maintained at a level which, in the judgment of management, is appropriate to provide for probable losses inherent in lease and loan portfolios. The allowance is increased by provision charged to income and is decreased by charge-offs, net of recoveries.

Developing the allowance for doubtful receivables on direct financing leases and probable loan losses is subject to numerous estimates and judgments. In evaluating the appropriateness of the allowance, management considers various factors, including the business characteristics and financial conditions of the obligors, current economic conditions and trends, prior charge-off experience, current delinquencies and delinquency trends, future cash flows expected to be received from the direct financing leases and loans and value of underlying collateral and guarantees. Impaired loans are individually evaluated for a valuation allowance based on the present value of expected future cash flows, the loan’s observable market price or the fair value of the collateral securing the loans if the loans are collateral-dependent. For non-impaired loans, including loans that are not individually evaluated for impairment, and direct financing leases, the Company and its subsidiaries evaluate prior charge-off experience segmented by the debtors’ industries and the purpose of the loans, and then develop the allowance for doubtful receivables on direct financing leases and probable loan losses considering the prior charge-off experience and current economic conditions.

The Company and its subsidiaries charge off doubtful receivables when the likelihood of any future collection is believed to be minimal considering debtors’ creditworthiness and the liquidation status of collateral.

Impairment of long-lived assets

(h) Impairment of long-lived assets

The Company and its subsidiaries have followed ASC 360-10 (“Property, Plant, and Equipment—Impairment or Disposal of Long-Lived Assets”). Under ASC 360-10, long-lived assets to be held and used in operations, including tangible assets and intangible assets being amortized, consisting primarily of office building, condominiums, golf courses and other operating assets, shall be tested for recoverability whenever events or changes in circumstances indicate that the assets might be impaired. When the undiscounted future cash flows estimated to be generated by those assets are less than the carrying amount of those assets, the net carrying amount of assets not recoverable is reduced to fair value if lower than the carrying amount. The Company and its subsidiaries determine the fair value using appraisals prepared by independent third party appraisers or our own staff of qualified appraisers based on recent transactions involving sales of similar assets or other valuation techniques, such as discounted cash flows methodologies using future cash flows estimated to be generated from operation of the existing assets or completion of development projects, as appropriate.

Investment in securities

(i) Investment in securities

Trading securities are reported at fair value with unrealized gains and losses included in income.

Available-for-sale securities are reported at fair value, and unrealized gains or losses are recorded in accumulated other comprehensive income (loss), net of applicable income taxes.

Held-to-maturity securities are recorded at amortized cost.

Other securities are recorded at cost or carrying value that reflects equity income and loss based on the Company’s share, except investments which are recorded at fair value with unrealized gains and losses included in income by electing the fair value option under ASC 825-10 (“Financial Instruments—Fair Value Option”).

For available-for-sale securities, the Company and its subsidiaries generally recognize losses related to equity securities for which the fair value has been significantly below the acquisition cost (or current carrying value if an adjustment has been made in the past) for more than six months. Also, the Company and its subsidiaries charge against income losses related to equity securities in situations where, even though the fair value has not remained significantly below the carrying value for six months, the decline in the fair value of an equity security is based on the issuer’s specific economic conditions and not just general declines in the related market and where it is considered unlikely that the fair value of the equity security will recover within six months.

For debt securities, in the case of the fair value being below the amortized cost, the Company and its subsidiaries consider whether those securities are other-than-temporarily impaired using all available information about the collectibility of debt securities. The Company and its subsidiaries do not consider that an other-than-temporary impairment for a debt security has occurred if (1) the Company and its subsidiaries do not intend to sell the debt security, (2) it is not more likely than not that the Company and its subsidiaries will be required to sell the debt security before recovery of its amortized cost basis and (3) the present value of estimated cash flows will fully cover the amortized cost of the security. On the other hand, the Company and its subsidiaries consider that an other-than-temporary impairment has occurred if any of the above mentioned three conditions are not met. For the debt security for which an other-than-temporary impairment is considered to have occurred, the Company and its subsidiaries recognize the entire difference between the amortized cost and the fair value in earnings if the Company and its subsidiaries intend to sell the debt security or it is more likely than not that the Company and its subsidiary will be required to sell the debt security before recovery of its amortized cost basis less any current-period credit loss. On the other hand, if the Company and its subsidiaries do not intend to sell the debt security and it is not more likely than not that the Company and its subsidiaries will be required to sell the debt security before recovery of its amortized cost basis less any current-period credit loss, the Company and its subsidiaries separate the difference between the amortized cost and the fair value of the debt securities into the credit loss component and the non-credit loss component. The credit loss component is recognized in earnings, and the non-credit loss component is recognized in other comprehensive income (loss), net of applicable income taxes.

For other securities, the Company and its subsidiaries reduce the carrying value of other security to the fair value and charge against income losses related to other securities in situations where it is considered that the decline in the value of other security is other than temporary.

Income taxes

(j) Income taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the year in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rate is recognized in income in the period that includes the enactment date. A valuation allowance is recognized if, based on the weight of available evidence, it is “more likely than not” that some portion or all of the deferred tax asset will not be realized.

The Company and its subsidiaries have followed ASC 740 (“Income Taxes”). According to ASC 740, the Company and its subsidiaries recognize the financial statement effects of a tax position taken or expected to be taken in a tax return when it is more likely than not, based on the technical merits, that the position will be sustained upon tax examination, including resolution of any related appeals or litigation processes, and measure the tax position that meets the recognition threshold at the largest amount of tax benefit that is greater than 50% likely of being realized upon settlement with the taxing authority. The Company and its subsidiaries classify penalties and interest expense related to income taxes as part of provision for income taxes in the consolidated statements of income.

Effective for the fiscal year ended March 31, 2012, the Company and certain consolidated subsidiaries have elected to file a consolidated tax return for National Corporation tax purposes.

Securitized assets

(k) Securitized assets

The Company and its subsidiaries have securitized and sold to investors certain lease receivables, loan receivables and investment in securities. In the securitization process, the assets to be securitized (“the assets”) are sold to trusts and special-purpose entities that issue asset-backed beneficial interests and securities to the investors.

Until March 31, 2010, certain trusts and special-purpose entities that met the conditions of qualifying special-purpose entities (“QSPEs”) were not consolidated under the previous consolidation guidance for variable interest entities (“VIEs”) and the Company and its subsidiaries had accounted for those securitization transactions in which the financial assets were transferred to QSPEs as a sale when control over the transferred assets was surrendered.

From April 1, 2010, the Company and its subsidiaries have adopted Accounting Standards Update 2009-16 (ASC 860 (“Transfers and Servicing”)), which removed the exemption from consolidation previously given to QSPEs and any SPEs for securitizing financial assets have become subject to the consolidation rule for VIEs. As a result, trusts or SPEs used in securitization transactions including those that were previously considered to be QSPEs have been consolidated if the Company and its subsidiaries are the primary beneficiary of the trusts or SPEs, and the transfers of the financial assets to those consolidated trusts and SPEs are not accounted for as sales. Assets held by consolidated trusts or consolidated SPEs continue to be accounted for as direct financing lease receivables, loan receivable and investment securities, as they were before the transfer, and asset-backed beneficial interests and securities issued to the investors are accounted for as debt. When the Company and its subsidiaries have transferred financial assets to a transferee which is not subject to consolidation, the Company and its subsidiaries account for the transfer as a sale if control over the transferred assets is surrendered.

A certain subsidiary originates and sells loans into the secondary market, while retaining the obligation to service those loans. In addition, it undertakes obligations to service loans originated by others. The subsidiary recognizes servicing assets if it expects the benefit of servicing to more than adequately compensate it for performing the servicing or recognizes servicing liabilities if it expects the benefit of servicing to less than adequately compensate it. These servicing assets and liabilities are initially recognized at fair value and subsequently accounted for using the amortization method whereby the assets and liabilities are amortized in proportion to and over the period of estimated net servicing income or net servicing loss. On a quarterly basis, servicing assets and liabilities are evaluated for impairment or increased obligations. The fair value of servicing assets and liabilities is estimated using an internal valuation model, or by obtaining an opinion of value from an independent third-party vendor. Both methods are based on calculating the present value of estimated future net servicing cash flows, taking into consideration discount rates, prepayments, and servicing costs. The internal valuation model is validated at least semiannually through third-party valuations.

Derivative financial instruments

(l) Derivative financial instruments

The Company and its subsidiaries apply ASC 815 (“Derivatives and Hedging”), and all derivatives held by the Company and its subsidiaries are recognized on the consolidated balance sheets at fair value. The accounting treatment of subsequent changes in the fair value depends on their use, and whether they qualify as effective “hedges” for accounting purposes. Derivatives that are not hedges must be adjusted to fair value through the consolidated statements of income. If a derivative is a hedge, then depending on its nature, changes in its fair value will be either offset against change in the fair value of hedged assets or liabilities through the consolidated statements of income, or recorded in other comprehensive income (loss).

If a derivative is held as a hedge of the variability of fair value related to a recognized asset or liability or an unrecognized firm commitment (“fair value” hedge), changes in the fair value of the derivative are recorded in earnings along with the changes in the fair value of the hedged item.

If a derivative is held as a hedge of the variability of cash flows related to a forecasted transaction or a recognized asset or liability (“cash flow” hedge), changes in the fair value of the derivative are recorded in other comprehensive income (loss) to the extent that the derivative is effective as a hedge, until earnings are affected by the variability in cash flows of the designated hedged item.

If a derivative is held as a hedge of a foreign-currency fair-value or cash-flow hedge (“foreign currency” hedge), changes in the fair value of the derivative are recorded in either earnings or other comprehensive income (loss), depending on whether the hedged transaction is a fair-value hedge or a cash-flow hedge. However, if a derivative is used as a hedge of a net investment in a foreign operation, changes in its fair value, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within other comprehensive income (loss).

Changes in the fair value of derivatives that are not held as a hedge, such as those held for trading use, or the ineffective portion of the change in fair value of derivatives that qualify as a hedge, are recorded in earnings.

For all hedging relationships, at inception the Company and its subsidiaries formally document the details of the hedging relationship and the hedged activity. The Company and its subsidiaries also formally assess, both at the hedge’s inception and on an ongoing basis, the effectiveness of the hedge relationship. The Company and its subsidiaries cease hedge accounting prospectively when the derivative no longer qualifies for hedge accounting.

Pension plans

(m) Pension plans

The Company and certain subsidiaries have contributory and non-contributory pension plans covering substantially all of their employees. The Company and its subsidiaries apply ASC 715 (“Compensation—Retirement Benefits”), and the costs of pension plans are accrued based on amounts determined using actuarial methods, with assumptions of discount rate, rate of increase in compensation level, expected long-term rate of return on plan assets and others.

The Company and its subsidiaries also recognize the funded status of pension plans, measured as the difference between the fair value of plan assets and the benefit obligation, on the consolidated balance sheets. Changes in that funded status are recognized in the year in which the changes occur through other comprehensive income (loss), net of applicable income taxes.

Stock-based compensation

(n) Stock-based compensation

The Company and its subsidiaries apply ASC 718 (“Compensation—Stock Compensation”). ASC 718 requires, with limited exception, that the cost of employee services received in exchange for an award of equity instruments be measured based on the grant-date fair value. The costs are recognized over the requisite employee service period.

Stock splits

(o) Stock splits

Stock splits implemented prior to October 1, 2001 had been accounted for by transferring an amount equivalent to the par value of the shares from additional paid-in capital to common stock as required by the Japanese Commercial Code (the “Code”) before amendment. However, no such reclassification was made for stock splits when common stock already included a portion of the proceeds from shares issued at a price in excess of par value. This method of accounting was in conformity with accounting principles generally accepted in Japan.

As a result of a revision to the Code before amendment effective on October 1, 2001 and the Companies Act implemented on May 1, 2006, the above-mentioned method of accounting required by the Code has become unnecessary.

In the United States, stock splits in comparable circumstances are considered to be stock dividends and are accounted for by transferring from retained earnings to common stock and additional paid-in capital amounts equal to the fair market value of the shares issued. Common stock is increased by the par value of the shares and additional paid-in capital is increased by the excess of the market value over par value of the shares issued. Had such stock splits made prior to October 1, 2001 been accounted for in this manner, additional paid-in capital as of March 31, 2013 would have increased by approximately ¥24,674 million, with a corresponding decrease in retained earnings. Total ORIX Corporation shareholders’ equity would remain unchanged. A stock split on May 19, 2000 was excluded from the above amounts because the stock split was not considered to be a stock dividend under U.S. GAAP.

On April 1, 2013, the Company implemented a 10-for-1 stock split of common stock held by shareholders registered on the Company’s register of shareholders as of March 31, 2013. The number of shares and per share data have been adjusted retrospectively to reflect the stock split for all periods presented. This stock split on April 1, 2013 was not considered to be a stock dividend under U.S. GAAP.

Cash and cash equivalents	(p) Cash and cash equivalents Cash and cash equivalents include cash on hand, deposits placed with banks and short-term highly liquid investments with original maturities of three months or less.
Restricted cash

(q) Restricted cash

Restricted cash consists of deposits related to servicing agreements, deposits collected on the underlying assets and applied to non-recourse loans, trust accounts under securitization programs and others.

Other operating assets

(r) Other operating assets

Other operating assets consist primarily of operating facilities (including golf courses, hotels and training facilities and senior housing), which are stated at cost less accumulated depreciation, and depreciation is calculated mainly on a straight-line basis over the estimated useful lives of the assets. Depreciation expenses in fiscal 2011, 2012 and 2013 are ¥6,857 million, ¥6,606 million and ¥8,274 million, respectively. Accumulated depreciation was ¥37,765 million and ¥48,313 million as of March 31, 2012 and 2013, respectively. Estimated useful lives range up to 50 years for buildings, up to 60 years for land improvement and up to 20 years for others.

Other receivables

(s) Other receivables

Other receivables primarily include payments made on behalf of lessees for property tax, maintenance fees and insurance premiums in relation to direct financing lease contracts, accounts receivables in relation to sales of assets to be leased, residential condominiums and other assets, and derivative assets.

Inventories

(t) Inventories

Inventories primarily consist of advance and/or progress payments for development of residential condominiums for sale and completed residential condominiums (including completed residential condominiums waiting to be delivered to buyers under the contracts for sale). Advance and/or progress payments for development of residential condominiums for sale are carried at cost less any impairment losses and finished goods (including completed residential condominiums) are stated at the lower of cost or market. As of March 31, 2012 and 2013, advance and/or progress payments were ¥69,816 million and ¥34,556 million, respectively, and finished goods were ¥9,838 million and ¥6,933 million, respectively.

Certain subsidiaries recorded ¥9,844 million, ¥4,039 million and ¥3,377 million of write-downs principally for advance and/or progress payments for development of residential condominiums for sale for fiscal 2011, 2012 and 2013, respectively, resulting from an increase in development costs and/or a decrease in expected sales price. These write-downs were recorded in costs of real estate sales and included in the Real Estate segment.

Office facilities

(u) Office facilities

Office facilities are stated at cost less accumulated depreciation. Depreciation is calculated on a declining-balance basis or straight-line basis over the estimated useful lives of the assets. Depreciation expenses in fiscal 2011, 2012 and 2013 are ¥2,857 million, ¥3,228 million and ¥2,994 million, respectively. Accumulated depreciation was ¥39,492 million and ¥41,698 million as of March 31, 2012 and 2013, respectively. Estimated useful lives range up to 62 years for buildings and fixtures and up to 20 years for machinery and equipment.

Other assets

(v) Other assets

Other assets consist primarily of the excess of purchase prices over the net assets acquired in acquisitions (goodwill) and other intangible assets (see (w)), deferred insurance policy acquisition costs, which are amortized over the contract periods, leasehold deposits, advance payments made in relation to purchases of assets to be leased and to construction of real estate for operating lease, and deferred tax assets.

Goodwill and other intangible assets

(w) Goodwill and other intangible assets

The Company and its subsidiaries have followed ASC 805 (“Business Combinations”) and ASC 350 (“Intangibles—Goodwill and Other”). ASC 805 requires that all business combinations be accounted for using the acquisition method. It also requires that intangible assets acquired in a business combination be recognized apart from goodwill if the intangible assets meet one of two criteria—either the contractual-legal criterion or the separability criterion. In a business combination achieved in stages, the Company and its subsidiaries remeasure their previously held equity interest at the acquisition-date fair value and recognize the resulting gain or loss, if any, in earnings.

ASC 350 establishes how intangible assets (other than those acquired in a business combination) should be accounted for upon acquisition. It also addresses how goodwill and other intangible assets should be accounted for subsequent to their acquisition. Goodwill and intangible assets that have indefinite useful lives are not amortized but tested at least annually for impairment. Additionally, if events or changes in circumstances indicate that the asset might be impaired, we test for impairment when such events or changes occur. The Company and its subsidiaries adopted Accounting Standards Update 2011-08 (“Testing Goodwill for Impairment”—ASC 350 (“Intangibles—Goodwill and Other”)) during the fiscal year ended March 31, 2012. According to ASU 2011-08, the Company and its subsidiaries may perform a qualitative assessment to determine whether to calculate the fair value of a reporting unit under the first step of the two-step goodwill impairment test. If, after assessing the totality of events or circumstances, it is determined that it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then the Company and/or subsidiaries do not perform the two-step impairment test. However, if the Company and/or subsidiaries conclude otherwise, the Company and/or subsidiaries perform the first step of the two-step impairment test by calculating the fair value of the reporting unit and comparing the fair value with the carrying amount of the reporting unit. If the fair value of the reporting unit falls below its carrying amount, then the Company and/or subsidiaries perform the second step of the goodwill impairment test by comparing the fair value of goodwill with its carrying amount. If the carrying amount of goodwill exceeds its fair value, an impairment loss is recognized in an amount equal to that excess. The Company and its subsidiaries test the goodwill either at the operating segment level or one level below the operating segments. The Company and its subsidiaries perform the qualitative assessment for some goodwill but bypass the qualitative assessment and proceed directly to the first step of the two-step impairment test for other goodwill.

The Company and its subsidiaries adopted Accounting Standards Update 2012-02 (“Testing Indefinite-Lived Intangible Assets for Impairment”—ASC 350 (“Intangibles—Goodwill and Other”)) during the fiscal year ended March 31, 2013. According to ASU 2012-02, the Company and its subsidiaries may perform a qualitative assessment to determine whether it is more likely than not that the indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, the Company and/or subsidiaries conclude that it is not more likely than not that the indefinite-lived asset is impaired, then the Company and/or subsidiaries do not perform the quantitative impairment test. However, if the Company and/or subsidiaries conclude otherwise, the Company and/or subsidiaries calculate the fair value of the indefinite-lived intangible asset and perform the quantitative impairment test. If the carrying amount of the indefinite-lived intangible asset exceeds its fair value, an impairment loss is recognized in an amount equal to that excess. The Company and its subsidiaries perform the qualitative assessment for some indefinite-lived intangible assets but bypass the qualitative assessment and perform the quantitative assessment for other indefinite-lived intangible assets

Intangible assets with finite lives are amortized over their useful lives and tested for impairment in accordance with ASC 360-10 (“Property, Plant, and Equipment—Impairment or Disposal of Long-Lived Assets”).

Trade notes, accounts payable and other liabilities	(x) Trade notes, accounts payable and other liabilities Trade notes, accounts payable and other liabilities include accounts payables, guarantee liabilities, and derivative liabilities.
Capitalization of interest costs

(y) Capitalization of interest costs

The Company and its subsidiaries capitalized interest costs of ¥3,646 million, ¥2,395 million and ¥1,707 million in fiscal 2011, 2012 and 2013, respectively, related to specific long-term development projects.

Advertising

(z) Advertising

The costs of advertising are expensed as incurred. The total amounts charged to advertising expense in fiscal 2011, 2012 and 2013 are ¥6,165 million, ¥5,888 million and ¥11,579 million, respectively.

Discontinued operations

(aa) Discontinued operations

The Company and its subsidiaries have followed ASC 205-20 (“Presentation of Financial Statements—Discontinued Operations”). Under ASC 205-20, the scope of discontinued operations includes the operating results of any component of an entity with its own identifiable operations and cash flows and in which operations the Company and its subsidiaries will not have significant continuing involvement. Included in reported discontinued operations are the operating results of operations for the subsidiaries, the business units and certain properties sold or to be disposed of by sale without significant continuing involvements, which results of operations for prior periods presented have also been reclassified as discontinued operations in the accompanying consolidated statements of income.

Earnings per share

(ab) Earnings per share

Basic earnings per share is computed by dividing income attributable to ORIX Corporation shareholders from continuing operations and net income attributable to ORIX Corporation shareholders by the weighted average number of shares of common stock outstanding in each period and diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock. Earnings per share is adjusted for any stock splits and stock dividends retroactively. For discussion of stock splits, see Note 27 (“Per Share Data”).

Furthermore, the Company and its subsidiaries apply ASC 260-10-45-43 to 44 (“Earnings Per Share—Contingently Convertible Instruments”) to Liquid Yield Option Notes™.

Partial sale and additional acquisition of the parent's ownership interest in subsidiaries

(ac) Partial sale and additional acquisition of the parent’s ownership interest in subsidiaries

A partial sale and an additional acquisition of the parent’s ownership interest in subsidiaries where the parent continues to retain control of that subsidiary are accounted for as equity transactions. On the other hand, in a transaction that results in the loss of control, the gain or loss recognized in income includes the realized gain or loss related to the portion of ownership interest sold and the gain or loss on the remeasurement to fair value of the interest retained.

Redeemable noncontrolling interests

(ad) Redeemable noncontrolling interests

Noncontrolling interests in certain subsidiaries are redeemable preferred shares which are subject to call and put rights upon certain shareholder events. As redemption of the noncontrolling interest is not solely in the control of the subsidiary, it is recorded between Liabilities and Equity on the consolidated balance sheets at its estimated redemption value in accordance with provisions including EITF Topic No. D-98 (ASC 480-10-s99-3A) (“Classification and Measurement of Redeemable Securities”).

Issuance of stock by an affiliate

(ae) Issuance of stock by an affiliate

When an affiliate issues stocks to unrelated third parties, the Company and its subsidiaries’ ownership interest in the affiliate decreases. In the event that the price per share is more or less than the Company and its subsidiaries’ average carrying amount per share, the Company and its subsidiaries adjust the carrying amount of its investment in the affiliate and recognize gain or loss in the consolidated statements of income in the year in which the change in ownership interest occurs.

New accounting pronouncements

(af) New accounting pronouncements

In June 2009, FASB Statement No. 166 (“Accounting for Transfers of Financial Assets—an amendment of FASB Statement No. 140”), which was codified by Accounting Standards Update 2009-16 (ASC 860 (“Transfers and Servicing”)), was issued. This Update removes the concept of a qualifying special-purpose entity and removes the exception from applying ASC 810-10 (“Consolidation-Variable Interest Entities”) to variable interest entities that are qualifying special-purpose entities. This Update also modifies the financial-components approach used in ASC 860 and limits the circumstances in which a transferor derecognizes a portion or component of a financial asset.

Furthermore, in June 2009, FASB Statement No. 167 (“Amendment of FASB Interpretation No. 46(R)” (“FIN 46(R)”)), which was codified by Accounting Standards Update 2009-17 (ASC 810 (“Consolidation”)), was issued. This Update requires an enterprise to perform qualitative analysis to identify the primary beneficiary. An enterprise that has both of the following characteristics is considered to be the primary beneficiary who shall consolidate a variable interest entity:

•	The power to direct the activities of a variable interest entity that most significantly impact the entity’s economic performance

•

The obligation to absorb losses of the entity that could potentially be significant to the variable interest entity or the right to receive benefits from the entity that could potentially be significant to the variable interest entity.

Additionally, this Update requires ongoing reassessments of whether an enterprise is the primary beneficiary of a variable interest entity.

These Updates are effective as of the beginning of the fiscal year that begins after November 15, 2009, for interim periods within that fiscal year, and for fiscal years and interim periods thereafter. The Company and its subsidiaries adopted these Updates on April 1, 2010. The effects of adopting these Updates on the Company and its subsidiaries’ financial conditions at the initial adoption date was an increase of ¥1,147 billion on total assets, an increase of ¥1,169 billion on total liabilities and a decrease of ¥22 billion on retained earnings, net of tax, respectively, in the consolidated balance sheets. These are mainly related to consolidation of VIEs used for securitization.

In January 2010, Accounting Standards Update 2010-06 (“Improving Disclosures about Fair Value Measurements”—ASC 820 (“Fair Value Measurements and Disclosures”)) was issued. This Update improves existing disclosures and adds new disclosures. The Company and its subsidiaries adopted certain disclosure requirements in the roll forward of activity in Level 3 fair value measurements on April 1, 2011. The Company and its subsidiaries already adopted the other disclosure requirements in the period ended March 31, 2010. The adoption did not have a material effect on the Company and its subsidiaries’ results of operation or financial position.

In July 2010, Accounting Standards Update 2010-20 (“Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses”—ASC 310 (“Receivables”)) was issued. This Update enhances disclosures about the credit quality of financing receivables and the allowance for credit losses, by requiring an entity to provide disaggregated information by portfolio segment or class of financing receivables, credit quality indicators, past due information, and information about modifications of its financing receivables, and other information. This Update requires the disclosures as of the end of a reporting period, and the disclosures about activity that occurs during a reporting period. The Company and its subsidiaries adopted the period-end disclosure requirements for the period ended December 31, 2010, and the activity disclosure requirements for the period beginning on April 1, 2011, respectively. This Update only relates to certain disclosure requirements and its adoption had no effect on the Company and its subsidiaries’ results of operations or financial position. In April 2011, Accounting Standards Update 2011-02 (“A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring”—ASC 310 (“Receivables”)) was issued. This Update clarifies the guidance on a creditor’s evaluation of whether a restructuring constitutes a troubled debt restructuring. Additionally, this Update requires entities to disclose certain information about troubled debt restructuring, which was deferred by the adoption of Accounting Standards Update 2011-01 (“Deferral of the Effective Date of Disclosures about Troubled Debt Restructurings in Update No. 2010-20”—ASC 310 (“Receivables”)). The Company and its subsidiaries adopted this Update on July 1, 2011 and applied the amendments in this Update retrospectively to restructurings that occurred on or after April 1, 2011. The adoption did not have a material effect on the Company and its subsidiaries’ results of operations or financial position.

In October 2010, Accounting Standards Update 2010-26 (“Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts”—ASC 944 (“Financial Services—Insurance”)) was issued. This Update modifies the definition of the types of costs relating to the acquisition of new and renewal insurance contracts that can be deferred as deferred policy acquisition costs, and specifies that only certain costs related directly to the successful acquisition of new or renewal insurance contracts should be deferred. In accordance with the amendment in this Update, the advertising cost which does not meet certain capitalization criteria, and the cost relating to unsuccessful contract acquisition should be charged to expense as incurred. The Company and its subsidiaries adopted this Update retrospectively to prior period financial statements on April 1, 2012. The effect of the retrospective adoption on the financial position at the initial adoption date was a decrease of approximately ¥22 billion in other assets and a decrease of approximately ¥15.4 billion in retained earnings, net of tax, in the consolidated balance sheets. In addition, the effect of the retrospective adoption on financial results for the fiscal year ended March 31, 2011 was a decrease of ¥1,254 million in income from continuing operations and net income attributable to ORIX Corporation Shareholders, respectively. The effect of the retrospective adoption on financial results for the fiscal year ended March 31, 2012 was a decrease of ¥2,641 million in income from continuing operations and net income attributable to ORIX Corporation Shareholders, respectively. The basic and diluted earnings per share for net income attributable to ORIX Corporation Shareholders for the fiscal year ended March 31, 2011 decreased by ¥1.17* and ¥0.95*, respectively. The basic and diluted earnings per share for net income attributable to ORIX Corporation Shareholders for the fiscal year ended March 31, 2012 decreased by ¥2.46* and ¥2.00*, respectively. (* On April 1, 2013, the Company implemented a 10-for-1 stock split of common stock held by shareholders registered on the Company’s register of shareholders as of March 31, 2013. The per share data has been adjusted retrospectively to reflect the stock split for all periods presented.)

In December 2010, Accounting Standards Update 2010-28 (“When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts”—ASC 350 (“Goodwill and Other”)) was issued. This Update modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For these reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. Any resulting goodwill impairment should be recorded as a cumulative effect adjustment to beginning retained earnings in the period of adoption. Any goodwill impairments occurring after the initial adoption of the Update should be included in earnings. The Company and its subsidiaries adopted this Update on April 1, 2011. The adoption did not have a material effect on the Company and its subsidiaries’ results of operations or financial position.

In December 2010, Accounting Standards Update 2010-29 (“Disclosure of Supplementary Pro Forma Information for Business Combinations”—ASC 805 (“Business Combinations”)) was issued. This Update specifies that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The Company and its subsidiaries adopted this Update on April 1, 2011. This Update only relates to certain disclosure requirements and its adoption had no effect on the Company and its subsidiaries’ results of operations or financial position.

In May 2011, Accounting Standards Update 2011-04 (“Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”—ASC 820 (“Fair Value Measurement”)) was issued. This Update is intended to result in a consistent definition of fair value and common requirements for measuring fair value and for disclosures about fair value between U.S. GAAP and IFRSs. Consequently, this Update changes some fair value measurement principles and enhances the disclosure requirements. The Company and its subsidiaries adopted this Update on January 1, 2012. The adoption did not have a material effect on the Company and its subsidiaries’ results of operations or financial position.

In June 2011, Accounting Standards Update 2011-05 (“Presentation of Comprehensive Income”—ASC 220 (“Comprehensive Income”)) was issued. Under this Update, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The Update does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The Update does not change the option for an entity to present components of other comprehensive income either net of related tax effects or before related tax effects. The Update does not affect how earnings per share is calculated or presented. In December 2011, Accounting Standards Update 2011-12 (Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05) was issued. This Update defers the effective date for certain amendments in Accounting Standards Update 2011-05 which require an entity to present on the face of the financial statements reclassification adjustments for items that are reclassified from accumulated other comprehensive income to net income. The Company and its subsidiaries adopted these Updates on April 1, 2012. These Updates only relate to certain disclosure requirements and the adoption had no effect on the Company and its subsidiaries’ results of operations or financial position. In February 2013, Accounting Standards Update 2013-02 (“Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income”—ASC 220 (“Comprehensive Income”)) was issued. This Update supersedes the reporting requirement for reclassifications out of accumulated other comprehensive income, originally required under Accounting Standards Update 2011-05, for which the effective date was deferred by Accounting Standards Update 2011-12. This Update requires an entity to present information about amounts reclassified out of accumulated other comprehensive income, their corresponding effect on line items of net income and other information by component. An entity shall provide the information together, in one location, either on the face of the statement where net income is presented or as a separate disclosure in the notes to the financial statement. The Update is effective prospectively for fiscal years, and interim periods within those years, beginning after December 15, 2012 with early adoption permitted. The Update only relates to certain disclosure requirements and the adoption will have no effect on the Company and its subsidiaries’ results of operations or financial position.

In September 2011, Accounting Standards Update 2011-08 (“Testing Goodwill for Impairment”—ASC 350 (“Intangibles—Goodwill and Other”)) was issued. This Update permits an entity to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount including goodwill before performing the two-step goodwill impairment test. If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is not required. The Company and its subsidiaries adopted this Update in the period ended March 31, 2012. The adoption of this Update did not have a material effect on the Company and its subsidiaries’ results of operations or financial position.

In December 2011, Accounting Standards Update 2011-10 (“Derecognition of in Substance Real Estate—a Scope Clarification”—ASC 360 (“Property, Plant, and Equipment”)) was issued. This Update is intended to resolve the diversity in practice and clarifies that when a parent (reporting entity) ceases to have a controlling financial interest in a subsidiary that is in substance real estate as a result of default on the subsidiary’s non-recourse debt, the reporting entity should apply the guidance in ASC 360-20 (“Property, Plant, and Equipment—Real Estate Sales”) to determine whether it should derecognize the in substance real estate. The Update is effective for fiscal years, and interim periods within those years, beginning on or after June 15, 2012. Generally, the effect of adopting this Update on the Company and its subsidiaries’ results of operations or financial position will depend on future transactions.

In December 2011, Accounting Standards Update 2011-11 (“Disclosures about Offsetting Assets and Liabilities”—ASC 210 (“Balance Sheet”)) was issued. This Update requires all entities that have financial instruments and derivative instruments that are either offset in the balance sheet or subject to an enforceable master netting arrangement or similar agreement to disclose information about offsetting and related arrangements. In January 2013, Accounting Standards Update 2013-01 (“Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”—ASC 210 (“Balance Sheet”)) was issued. This Update clarifies that the scope of Update 2011-11 applies to derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with Section 210-20-45 or Section 815-10-45 or subject to an enforceable master netting arrangement or similar agreement. These Updates are effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013. These Updates only relate to certain disclosure requirements and the adoption will have no effect on the Company and its subsidiaries’ results of operations or financial position.

In July 2012, Accounting Standards Update 2012-02 (“Testing Indefinite-Lived Intangible Assets for Impairment”—ASC 350 (“Intangibles—Goodwill and Other”)) was issued. This Update permits an entity first to assess qualitative factors to determine whether it is more likely than not that the indefinite-lived intangible asset is impaired. If after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite-lived asset is impaired, then the entity is not required to calculate the fair value of the indefinite-lived intangible asset and perform the quantitative impairment test. The Company and its subsidiaries adopted this Update in the period ended March 31, 2013. The adoption of this Update did not have a material effect on the Company and its subsidiaries’ results of operations or financial position.

In February 2013, Accounting Standards Update 2013-04 (“Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date”—ASC 405 (“Liabilities”)) was issued. This Update requires an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of this guidance is fixed at the reporting date, as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. The Update is effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. Early adoption is permitted. The adoption is not expected to have a material effect on the Company and its subsidiaries’ results of operations or financial position.

In March 2013, Accounting Standards Update 2013-05 (“Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity”—ASC 830 (“Foreign Currency Matters”)) was issued. This Update requires that when a reporting entity (parent) ceases to have a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business within a foreign entity, the parent release any related cumulative translation adjustment into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided. This Update continues to require an entity to release a pro rata portion of the cumulative translation adjustment into net income upon a partial sale of an equity method investment that is a foreign entity. This Update requires an acquirer to release any related cumulative translation adjustment into net income when the acquirer obtains a controlling financial interest in a foreign entity that was previously an equity method affiliate in a business combination achieved in stages. The Update is effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. Early adoption is permitted. Generally, the effect of adopting this Update on the Company and its subsidiaries’ results of operations or financial position will depend on future transactions.

In April 2013, Accounting Standards Update 2013-07 (“Liquidation Basis of Accounting”—ASC 205 (“Presentation of Financial Statements”)) was issued. This Update requires an entity to prepare its financial statements using the liquidation basis of accounting when liquidation is imminent and provides principles for the recognition and measurement of assets and liabilities and requirements for financial statements prepared using the liquidation basis of accounting. The Update is effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. Early adoption is permitted. Generally, the effect of adopting this Update on the Company and its subsidiaries’ results of operations or financial position will depend on future transactions.

In June 2013, Accounting Standards Update 2013-08 (“Amendments to the Scope, Measurement, and Disclosure Requirements”—ASC 946 (“Financial Services—Investment Companies”)) was issued. This Update changes the approach to the investment company assessment, clarifies the characteristics of an investment company, and provides comprehensive guidance for assessing whether an entity is an investment company. This Update requires an investment company to measure noncontrolling ownership interests in other investment companies at fair value rather than using the equity method of accounting. This Update requires an investment company to disclose the additional information about an entity’s status as an investment company and financial support provided or contractually required to be provided by an investment company to its investees. The Update is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. Early adoption is prohibited. The Company and its subsidiaries are currently evaluating the effect that the adoption of this Update will have on the Company and its subsidiaries’ results of operations and financial position.

Reclassifications	(ag) Reclassifications Certain amounts in fiscal 2011 and 2012 consolidated financial statements have been reclassified to conform to fiscal 2013 presentation.

Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2013
Recorded Amounts of Major Financial Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table presents recorded amounts of major financial assets and liabilities measured at fair value on a recurring basis as of March 31, 2012 and March 31, 2013:

	March 31, 2012
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial Assets:
Loans held for sale*1	¥19,397	¥0	¥19,397	¥0
Trading securities	12,817	384	12,433	0
Available-for-sale securities	886,487	173,056	469,776	243,655
Japanese and foreign government bond securities	220,915	105,353	115,562	0
Japanese prefectural and foreign municipal bond securities	57,359	33	57,326	0
Corporate debt securities	280,222	0	277,310	2,912
Specified bonds issued by SPEs in Japan	139,152	0	0	139,152
CMBS and RMBS in the U.S., and other asset- backed securities	95,328	0	2,147	93,181
Other debt securities	8,410	0	0	8,410
Equity securities	85,101	67,670	17,431	0
Other securities	5,178	0	5,178	0
Investment funds	5,178	0	5,178	0
Derivative assets	17,212	649	11,270	5,293
Interest rate swap agreements	4,624	0	4,624	0
Options held, caps held and other	5,924	0	631	5,293
Futures, foreign exchange contracts	1,027	649	378	0
Foreign currency swap agreements	5,540	0	5,540	0
Credit derivatives held	97	0	97	0

	¥941,091	¥174,089	¥518,054	¥248,948

Financial Liabilities:
Derivative liabilities	¥16,659	¥412	¥16,247	¥0
Interest rate swap agreements	1,277	0	1,277	0
Options written and other	4,430	0	4,430	0
Futures, foreign exchange contracts	5,497	412	5,085	0
Foreign currency swap agreements	5,432	0	5,432	0
Credit derivatives held	23	0	23	0

	¥16,659	¥412	¥16,247	¥0

	March 31, 2013
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial Assets:
Loans held for sale*1	¥16,026	¥0	¥16,026	¥0
Trading securities	33,041	2,184	30,857	0
Available-for-sale securities	757,299	166,398	453,923	136,978
Japanese and foreign government bond securities	278,717	98,990	179,727	0
Japanese prefectural and foreign municipal bond securities	61,090	0	61,090	0
Corporate debt securities	196,835	0	190,311	6,524
Specified bonds issued by SPEs in Japan	63,244	0	0	63,244
CMBS and RMBS in the U.S., and other asset- backed securities	60,691	0	1,792	58,899
Other debt securities	8,311	0	0	8,311
Equity securities	88,411	67,408	21,003	0
Other securities	5,800	0	0	5,800
Investment funds*2	5,800	0	0	5,800
Derivative assets	14,598	147	12,352	2,099
Interest rate swap agreements	4,654	0	4,654	0
Options held/written and other	5,654	0	3,555	2,099
Futures, foreign exchange contracts	1,030	147	883	0
Foreign currency swap agreements	2,890	0	2,890	0
Credit derivatives held/written	370	0	370	0

	¥826,764	¥168,729	¥513,158	¥144,877

Financial Liabilities:
Derivative liabilities	¥18,037	¥0	¥18,037	¥0
Interest rate swap agreements	1,459	0	1,459	0
Options held/written and other	3,530	0	3,530	0
Futures, foreign exchange contracts	4,685	0	4,685	0
Foreign currency swap agreements	8,263	0	8,263	0
Credit derivatives held/written	100	0	100	0

	¥18,037	¥0	¥18,037	¥0

*1

A subsidiary elected the fair value option under ASC 825-10 (“Financial Instruments—Fair Value Option”) on the loans held for sale originated on or after October 1, 2011. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association (“Fannie Mae”) or institutional investors. Included in other operating revenues in the consolidated statements of income are gains from the change in the fair value of the loans of ¥1,024 million for the fiscal year ended March 31, 2012 and losses from the change in the fair value of the loans of ¥628 million for the fiscal year ended March 31, 2013. No gains or losses were recognized in earnings during the fiscal year ended March 31, 2012 and the fiscal year ended March 31, 2013, attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value at March 31, 2012, are ¥18,326 million and ¥19,397 million, respectively, and the amount of the aggregate fair value exceeds the amount of aggregate unpaid principal balance by ¥1,071 million. The amounts of aggregate unpaid principal balance and aggregate fair value at March 31, 2013, are ¥15,535 million and ¥16,026 million, respectively, and the amount of the aggregate fair value exceeds the amount of aggregate unpaid principal balance by ¥491 million. As of March 31, 2012 and 2013, there are no loans that are 90 days or more past due, in non-accrual status, or both.

*2	A subsidiary elected the fair value option under ASC 825-10 (“Financial Instruments—Fair Value Option”) for certain funds purchased at a discount on the secondary market and an investment in a drug royalty trust, which were made on or after April 1, 2012. Included in brokerage commissions and net gains on investment securities in the consolidated statements of income are gains from the change in the fair value of those investments of ¥670 million for the year ended March 31, 2013.

Reconciliation of Financial Assets Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs

The following table presents the reconciliation of financial assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during fiscal year 2011, 2012 and 2013:

	2011
	Millions of yen
	Balance at April 1, 2010	Gains or losses (realized/ unrealized)			Purchase, sales, and settlements (net)	Transfers in and/or out of Level 3 (net)*3	Balance at March 31, 2011	Change in unrealized gains or losses included in earnings for assets and liabilities still held at March 31, 2011*1

		Included in earnings*1	Included in other comprehensive income*2	Total
Trading securities	¥53	¥(26)	¥(2)	¥(28)	¥(25)	¥0	¥0	¥0
Available-for-sale securities	401,804	(6,242)	(3,248)	(9,490)	(33,102)	(43,536)	315,676	(5,848)
Corporate debt securities	6,841	(34)	(83)	(117)	(2,094)	(2,057)	2,573	(72)
Specified bonds issued by SPEs in Japan	246,305	(5,195)	351	(4,844)	(27,076)	7,929	222,314	(5,275)
CMBS and RMBS in the U.S., and other asset-backed securities	143,176	(1,013)	(3,540)	(4,553)	(3,932)	(49,408)	85,283	(501)
Other debt securities	5,482	0	24	24	0	0	5,506	0
Derivative assets and liabilities (net)	493	(206)	0	(206)	0	2,659	2,946	(206)
Options held/written, caps held and other	0	475	0	475	0	2,659	3,134	475
Credit derivatives held/written	493	(681)	0	(681)	0	0	(188)	(681)

	2012
	Millions of yen
	Balance at April 1, 2011	Gains or losses (realized/unrealized)			Purchases	Sales	Settlements	Transfers in and/ or out of Level 3 (net)*3	Balance at March 31, 2012	Change in unrealized gains or losses included in earnings for assets and liabilities still held at March 31, 2012*1

		Included in earnings*1	Included in other comprehensive Income*2	Total
Available-for-sale securities	¥315,676	¥(1,262)	¥1,443	¥181	¥63,980	¥(18,054)	¥(118,596)	¥468	¥243,655	¥(2,429)
Corporate debt securities	2,573	(18)	108	90	2,549	(431)	(2,337)	468	2,912	(35)
Specified bonds issued by SPEs in Japan	222,314	(3,066)	2,178	(888)	6,668	(9,625)	(79,317)	0	139,152	(3,397)
CMBS and RMBS in the U.S., and other asset-backed securities	85,283	1,822	(1,056)	766	49,072	(7,998)	(33,942)	0	93,181	1,003
Other debt securities	5,506	0	213	213	5,691	0	(3,000)	0	8,410	0
Derivative assets and liabilities (net)	2,946	2,159	0	2,159	0	0	188	0	5,293	2,159
Options held/written, caps held and other	3,134	2,159	0	2,159	0	0	0	0	5,293	2,159
Credit derivatives held/written	(188)	0	0	0	0	0	188	0	0	0

	2013
	Millions of yen
	Balance at April 1, 2012	Gains or losses (realized/unrealized)			Purchases	Sales	Settlements	Transfers in and/ or out of Level 3 (net)*3	Balance at March 31, 2013	Change in unrealized gains or losses included in earnings for assets and liabilities still held at March 31, 2013*1

		Included in earnings*1	Included in other comprehensive Income*2	Total
Available-for-sale securities	¥243,655	¥(9,225)	¥7,693	¥(1,532)	¥19,294	¥(10,564)	¥(113,875)	¥0	¥136,978	¥(9,783)
Corporate debt securities	2,912	(508)	908	400	3,942	(432)	(298)	0	6,524	(456)
Specified bonds issued by SPEs in Japan	139,152	(9,228)	(15)	(9,243)	5,419	(9)	(72,075)	0	63,244	(8,095)
CMBS and RMBS in the U.S., and other asset-backed securities	93,181	(369)	5,381	5,012	9,933	(7,725)	(41,502)	0	58,899	(1,232)
Other debt securities	8,410	880	1,419	2,299	0	(2,398)	0	0	8,311	0
Other securities	0	670	825	1,495	5,018	(713)	0	0	5,800	670
Investment funds	0	670	825	1,495	5,018	(713)	0	0	5,800	670
Derivative assets and liabilities (net)	5,293	(3,194)	0	(3,194)	0	0	0	0	2,099	(3,194)
Options held/written, caps held and other	5,293	(3,194)	0	(3,194)	0	0	0	0	2,099	(3,194)

*1	Principally, gains and losses from trading securities are included in “brokerage commissions and net gains on investment securities”; available-for-sale securities are included in “write-downs of securities” or “life insurance premiums and related investment income”; other securities are included in “brokerage commissions and net gains on investment securities” and derivative assets and liabilities (net) are included in “other operating revenues/expenses,” respectively. Also, for available-for-sale securities, amortization of interest recognized in interest on loans and investment securities is included in these columns.
*2	Unrealized gains and losses from available-for-sale securities are included in “Net change of unrealized gains (losses) on investment in securities.”
*3	The amount reported in “Transfers in and/or out of Level 3 (net)” is the fair value at the beginning of quarter during which the transfers occur.

Recorded Amounts of Major Assets and Liabilities Measured at Fair Value on Nonrecurring Basis

The following table presents recorded amounts of major assets measured at fair value on a nonrecurring basis as of March 31, 2012 and March 31, 2013. These assets are measured at fair value on a nonrecurring basis mainly to recognize impairment:

	March 31, 2012
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Unlisted securities	¥9,715	¥0	¥0	¥9,715
Real estate collateral-dependent loans (net of allowance for probable loan losses)	73,319	0	0	73,319
Investment in operating leases and other operating assets	16,159	0	0	16,159
Land and buildings undeveloped or under construction	20,445	0	0	20,445
Certain investment in affiliates	15,660	10,775	0	4,885

	¥135,298	¥10,775	¥0	¥124,523

	March 31, 2013
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Real estate collateral-dependent loans (net of allowance for probable loan losses)	¥60,564	¥0	¥0	¥60,564
Investment in operating leases and other operating assets	21,960	0	0	21,960
Land and buildings undeveloped or under construction	11,845	0	0	11,845
Certain investment in affiliates	3,704	0	0	3,704

	¥98,073	¥0	¥0	¥98,073

Information about Valuation Techniques and Significant Unobservable Inputs Used in Valuation of Level Three Assets Measured at Fair Value on Recurring Basis

The following table provides information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets measured at fair value on a recurring basis as of March 31, 2012 and March 31, 2013.

	March 31, 2012
	Millions of yen	Valuation Technique(s)	Significant Unobservable Inputs	Range (Weighted Average)
	Fair Value
Financial Assets:
Available-for-sale securities
Corporate debt securities	¥1,088	Discounted cash flows	Discount rate	2.9% – 7.5%
				(4.9%)

	1,824	Appraisals/Broker quotes	—	—

Specified bonds issued by SPEs in Japan	118,624	Discounted cash flows	Discount rate	1.0% – 13.0%
				(4.0%)

	20,528	Appraisals/Broker quotes	—	—

CMBS and RMBS in the U.S., and other asset-backed securities	63,436	Discounted cash flows	Discount rate	2.7% – 44.1%
				(11.2%)

			Probability of default	0.0% – 6.1%
				(0.9%)

	29,745	Appraisals/Broker quotes	—	—

Other debt securities	8,410	Discounted cash flows	Discount rate	12.5%
				(12.5%)

Derivative assets
Options held, caps held and other	5,293	Discounted cash flows	Discount rate	10.0% – 15.0%
				(12.0%)

	¥248,948

	March 31, 2013
	Millions of yen	Valuation Technique(s)	Significant Unobservable Inputs	Range (Weighted Average)
	Fair Value
Financial Assets:
Available-for-sale securities
Corporate debt securities	¥974	Discounted cash flows	Discount rate	5.4%
				(5.4%)

	5,550	Appraisals/Broker quotes	—	—

Specified bonds issued by SPEs in Japan	60,013	Discounted cash flows	Discount rate	1.0% – 12.0%
				(4.9%)

	3,231	Appraisals/Broker quotes	—	—

CMBS and RMBS in the U.S., and other asset-backed securities	30,804	Discounted cash flows	Discount rate	2.9% – 42.6%
				(9.3%)

			Probability of default	0.0% – 12.8%
				(1.7%)

	28,095	Appraisals/Broker quotes	—	—

Other debt securities	8,311	Discounted cash flows	Discount rate	11.7%
				(11.7%)

Other securities
Investment funds	5,800	Discounted cash flows	Discount rate	13.0% – 20.0%
				(18.6%)

Derivative assets
Options held/written and other	2,099	Discounted cash flows	Discount rate	10.0% – 15.0%
				(12.3%)

	¥144,877

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis

The following table provides information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets measured at fair value on a nonrecurring basis during the three months ended March 31, 2012 and during the year ended March 31,2013.

	March 31, 2012
	Millions of yen	Valuation Technique(s)	Significant Unobservable Inputs	Range (Weighted Average)
	Fair Value
Assets:
Unlisted securities	¥8,814	Discounted cash flows	Discount rate	4.2% – 12.5%
				(6.5%)
Real estate collateral-dependent loans (net of allowance for probable loan losses)	73,319	Discounted cash flows	Discount rate	3.3% – 18.9%
				(7.9%)
		Direct capitalization	Capitalization rate	5.2% – 29.0%
				(10.9%)
Investment in operating leases and other operating assets	11,561	Discounted cash flows	Discount rate	7.0% – 10.0%
				(8.2%)
Land and buildings undeveloped or under construction	8,638	Discounted cash flows	Discount rate	6.0%
				(6.0%)
Certain investment in affiliates	4,596	Discounted cash flows	Discount rate	5.0% – 8.0%
				(6.5%)

	¥106,928

	March 31, 2013
	Millions of yen	Valuation Technique(s)	Significant Unobservable Inputs	Range (Weighted Average)
	Fair Value
Assets:
Real estate collateral-dependent loans (net of allowance for probable loan losses)	¥60,564	Discounted cash flows	Discount rate	5.4% – 19.0%
				(8.4%)
		Direct capitalization	Capitalization rate	5.0% – 21.0%
				(10.7%)
Investment in operating leases and other operating assets	21,960	Discounted cash flows	Discount rate	4.4% – 12.7%
				(6.9%)
Land and buildings undeveloped or under construction	11,845	Discounted cash flows	Discount rate	4.7% – 9.6%
				(6.6%)
Certain investment in affiliates	3,704	Discounted cash flows	Discount rate	5.0% – 9.2%
				(8.8%)

	¥98,073

Cash Flow Information (Tables)	12 Months Ended
Mar. 31, 2013
Cash Payments	Cash payments during fiscal 2011, 2012 and 2013 are as follows:

	Millions of yen
	2011	2012	2013
Cash payments:
Interest	¥121,253	¥116,271	¥105,308
Income taxes	50,153	49,190	11,955

Investment in Direct Financing Leases (Tables)	12 Months Ended
Mar. 31, 2013
Investment in Direct Financing Leases

Investment in direct financing leases at March 31, 2012 and 2013 consists of the following:

	Millions of yen
	2012	2013
Total Minimum lease payments to be received	¥1,072,091	¥1,167,170
Less: Estimated executory costs	(63,371)	(60,802)
Minimum lease payments receivable	1,008,720	1,106,368
Estimated residual value	34,240	27,141
Initial direct costs	5,847	5,212
Unearned lease income	(147,921)	(149,341)

	¥900,886	¥989,380

Minimum Lease Payments Receivable Due in Each of Next Five Years and Thereafter

At March 31, 2013, the amounts due in each of the next five years and thereafter are as follows:

Years ending March 31,	Millions of yen
2014	¥377,514
2015	255,587
2016	184,964
2017	103,938
2018	58,303
Thereafter	126,062

Total	¥1,106,368

Investment in Operating Leases (Tables)	12 Months Ended
Mar. 31, 2013
Investment in Operating Leases

Investment in operating leases at March 31, 2012 and 2013 consists of the following:

	Millions of yen
	2012	2013
Transportation equipment	¥624,567	¥752,020
Measuring and information-related equipment	191,313	216,026
Real estate	858,413	817,330
Other	18,569	18,020

	1,692,862	1,803,396
Accumulated depreciation	(404,818)	(431,329)

Net	1,288,044	1,372,067
Accrued rental receivables	21,954	23,466

	¥1,309,998	¥1,395,533

Depreciation and Various Expenses (Insurance, Property Tax and Other) of Operating Lease

Depreciation and various expenses for fiscal 2011, 2012 and 2013 are as follows:

	Millions of yen
	2011	2012	2013
Depreciation expenses	¥134,213	¥136,146	¥147,286
Various expenses	45,579	48,010	50,198

	¥179,792	¥184,156	¥197,484

Minimum Future Rentals Receivable on Non-Cancelable Operating Leases

The minimum future rentals on non-cancelable operating leases are as follows:

Years ending March 31,	Millions of yen
2014	¥161,107
2015	104,535
2016	73,155
2017	48,220
2018	28,474
Thereafter	51,218

Total	¥466,709

Installment Loans (Tables)	12 Months Ended
Mar. 31, 2013
Composition of Installment Loans By Domicile and Type of Borrower

The composition of installment loans by domicile and type of borrower at March 31, 2012 and 2013 is as follows:

	Millions of yen
	2012	2013
Borrowers in Japan:
Consumer—
Housing loans	¥864,764	¥912,651
Card loans	236	225,707
Other	13,590	26,967

	878,590	1,165,325

Corporate—
Real estate companies	297,562	245,465
Non-recourse loans	226,887	134,440
Commercial, industrial and other companies	503,454	442,146

	1,027,903	822,051

Overseas:
Non-recourse loans	549,326	434,517
Other	216,520	198,477

	765,846	632,994
Purchased loans*	97,559	70,801

	¥2,769,898	¥2,691,171

*	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely in accordance with ASC 310-30 (“Receivables—Loans and Debt Securities Acquired with Deteriorated Credit Quality”).

Contractual Maturities of Installment Loans Except Purchased Loans

At March 31, 2013, the contractual maturities of installment loans (except purchased loans) for each of the next five years and thereafter are as follows:

Years ending March 31,	Millions of yen
2014	¥778,558
2015	314,605
2016	328,183
2017	166,195
2018	154,304
Thereafter	878,525

Total	¥2,620,370

Purchased loans
Allowance for Doubtful Receivables on Direct Financing Leases and Probable Loan Losses

Changes in the allowance for uncollectible accounts relating to the purchased loans for fiscal 2011, 2012 and 2013 are as follows:

	Millions of yen
	2011	2012	2013
Beginning balance	¥12,421	¥17,455	¥19,825
Provision charged to income	5,261	3,188	4,649
Charge-offs	(230)	(793)	(9,412)
Other*	3	(25)	254

Ending balance	¥17,455	¥19,825	¥15,316

*	Other includes foreign currency translation adjustments.

Direct Financing Leases and Probable Loan Losses
Allowance for Doubtful Receivables on Direct Financing Leases and Probable Loan Losses

Changes in the allowance for doubtful receivables on direct financing leases and probable loan losses for fiscal 2011, 2012 and 2013 are as follows:

	Millions of yen
	2011	2012	2013
Beginning balance	¥157,523	¥154,150	¥136,588
Effect of the application of the accounting standards for consolidation of VIEs*1	32,181	0	0
Beginning balance after the application of the accounting standards for consolidation of VIEs	¥189,704	¥154,150	¥136,588
Provision charged to income	31,065	19,186	10,016
Charge-offs	(61,829)	(38,610)	(44,821)
Recoveries	175	2,351	1,633
Other*2	(4,965)	(489)	848

Ending balance	¥154,150	¥136,588	¥104,264

*1	This effect results from our application of the accounting standards for consolidation of VIEs under ASU 2009-16 and ASU 2009-17, effective April 1, 2010.
*2	Other includes mainly foreign currency translation adjustments, amounts reclassified to discontinued operations and decrease in allowance related to newly consolidated subsidiaries and sales of subsidiaries.

Credit Quality of Financing Receivables and the Allowance for Credit Losses (Tables)	12 Months Ended
Mar. 31, 2013
Information about Allowance for Credit Losses

The following table provides information about the allowance for credit losses for fiscal 2012 and 2013:

	March 31, 2012
	Millions of yen
	Loans				Direct financing leases	Total
		Corporate
	Consumer	Non-recourse loans	Other	Purchased loans*1
Allowance for Credit Losses:
Beginning balance	¥17,096	¥27,426	¥70,972	¥17,455	¥21,201	¥154,150
Provision charged to income	947	6,509	5,974	3,188	2,568	19,186
Charge-offs	(1,943)	(10,083)	(18,928)	(793)	(6,863)	(38,610)
Recoveries	43	16	2,212	0	80	2,351
Other*2	(3)	(363)	36	(25)	(134)	(489)

Ending balance	¥16,140	¥23,505	¥60,266	¥19,825	¥16,852	¥136,588

Individually evaluated for impairment	3,002	20,657	49,853	17,895	0	91,407
Not individually evaluated for impairment	13,138	2,848	10,413	1,930	16,852	45,181

Financing receivables:
Ending balance	¥881,483	¥775,465	¥995,246	¥97,559	¥900,886	¥3,650,639

Individually evaluated for impairment	9,021	82,957	166,889	34,907	0	293,774
Not individually evaluated for impairment	872,462	692,508	828,357	62,652	900,886	3,356,865

	March 31, 2013
	Millions of yen
	Loans				Direct financing leases	Total
		Corporate
	Consumer	Non-recourse loans	Other	Purchased loans*1
Allowance for Credit Losses:
Beginning balance	¥16,140	¥23,505	¥60,266	¥19,825	¥16,852	¥136,588
Provision charged to income	809	(200)	2,335	4,649	2,423	10,016
Charge-offs	(3,050)	(7,384)	(20,566)	(9,412)	(4,409)	(44,821)
Recoveries	281	1	988	0	363	1,633
Other*3	346	795	(1,148)	254	601	848

Ending balance	¥14,526	¥16,717	¥41,875	¥15,316	¥15,830	¥104,264

Individually evaluated for impairment	3,190	14,620	34,206	13,135	0	65,151
Not individually evaluated for impairment	11,336	2,097	7,669	2,181	15,830	39,113

Financing receivables:
Ending balance	¥1,171,142	¥568,957	¥862,332	¥70,801	¥989,380	¥3,662,612

Individually evaluated for impairment	10,861	61,050	111,722	29,107	0	212,740
Not individually evaluated for impairment	1,160,281	507,907	750,610	41,694	989,380	3,449,872

*1	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely in accordance with ASC 310-30 (“Receivables—Loans and Debt Securities Acquired with Deteriorated Credit Quality”).
*2	Other mainly includes foreign currency translation adjustments, amounts reclassified to discontinued operations and decrease in allowance related to sales of a subsidiary.
*3	Other mainly includes foreign currency translation adjustments and decrease in allowance related to newly consolidated subsidiaries and sales of a subsidiary.

Information about Impaired Loans

The following table provides information about the impaired loans as of March 31, 2012 and 2013:

	March 31, 2012
		Millions of Yen
Portfolio segment	Class	Loans Individually Evaluated for Impairment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded*1:		¥74,836	¥74,581	¥0
Consumer borrowers	Housing loans	1,438	1,421	0
	Other	0	0	0
Corporate borrowers		73,398	73,160	0
Non-recourse loans	Japan	29,471	29,455	0
	U.S.	4,565	4,565	0
Other	Real estate companies	8,120	8,102	0
	Entertainment companies	11,893	11,718	0
	Other	19,349	19,320	0
Purchased loans		0	0	0
With an allowance recorded*2:		218,938	217,560	91,407
Consumer borrowers	Housing loans	7,583	7,566	3,002
	Other	0	0	0
Corporate borrowers		176,448	175,087	70,510
Non-recourse loans	Japan	14,677	14,661	5,602
	U.S.	34,244	34,150	15,055
Other	Real estate companies	65,888	65,412	26,108
	Entertainment companies	9,867	9,667	3,181
	Other	51,772	51,197	20,564
Purchased loans		34,907	34,907	17,895

Total:		¥293,774	¥292,141	¥91,407

Consumer borrowers	Housing loans	9,021	8,987	3,002

	Other	0	0	0

Corporate borrowers		249,846	248,247	70,510

Non-recourse loans	Japan	44,148	44,116	5,602

	U.S.	38,809	38,715	15,055

Other	Real estate companies	74,008	73,514	26,108

	Entertainment companies	21,760	21,385	3,181

	Other	71,121	70,517	20,564

Purchased loans		34,907	34,907	17,895

	March 31, 2013
		Millions of Yen
Portfolio segment	Class	Loans Individually Evaluated for Impairment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded*1:		¥52,798	¥52,768	¥0
Consumer borrowers	Housing loans	1,003	989	0
	Card loans	0	0	0
	Other	0	0	0
Corporate borrowers		51,795	51,779	0
Non-recourse loans	Japan	21,409	21,407	0
	U.S.	5,825	5,825	0
Other	Real estate companies	7,063	7,060	0
	Entertainment companies	6,148	6,147	0
	Other	11,350	11,340	0
Purchased loans		0	0	0
With an allowance recorded*2:		159,942	158,798	65,151
Consumer borrowers	Housing loans	7,496	7,471	2,565
	Card loans	1,858	1,854	547
	Other	504	503	78
Corporate borrowers		120,977	119,863	48,826
Non-recourse loans	Japan	2,006	2,004	1,021
	U.S.	31,810	31,706	13,599
Other	Real estate companies	40,063	39,896	15,862
	Entertainment companies	5,889	5,843	2,118
	Other	41,209	40,414	16,226
Purchased loans		29,107	29,107	13,135

Total:		¥212,740	¥211,566	¥65,151

Consumer borrowers	Housing loans	8,499	8,460	2,565

	Card loans	1,858	1,854	547

	Other	504	503	78

Corporate borrowers		172,772	171,642	48,826

Non-recourse loans	Japan	23,415	23,411	1,021

	U.S.	37,635	37,531	13,599

Other	Real estate companies	47,126	46,956	15,862

	Entertainment companies	12,037	11,990	2,118

	Other	52,559	51,754	16,226

Purchased loans		29,107	29,107	13,135

*1	“With no related allowance recorded” represents impaired loans with no allowance for credit losses as all amounts are considered to be collectible.
*2	“With an allowance recorded” represents impaired loans with the allowance for credit losses as all or a part of the amounts are not considered to be collectible.

Average Recorded Investments of Impaired Loans and Interest Income

The following table provides information about the average recorded investments in impaired loans and interest income on impaired loans for fiscal 2012 and 2013:

	March 31, 2012
		Millions of yen
Portfolio segment	Class	Average Recorded Investments in Impaired Loans*1	Interest Income on Impaired Loans	Interest on Impaired Loans Collected in Cash
Consumer borrowers	Housing loans	¥8,933	¥226	¥204
	Other	0	0	0
Corporate borrowers		252,683	4,506	3,976
Non-recourse loans	Japan	30,021	367	311
	U.S.	41,399	794	695
Other	Real estate companies	84,121	1,243	1,102
	Entertainment companies	25,796	724	711
	Other	71,346	1,378	1,157
Purchased loans		34,063	0	0

Total		¥295,679	¥4,732	¥4,180

	March 31, 2013
		Millions of yen
Portfolio segment	Class	Average Recorded Investments in Impaired Loans*1	Interest Income on Impaired Loans	Interest on Impaired Loans Collected in Cash
Consumer borrowers	Housing loans	¥8,635	¥188	¥152
	Card loans	771	16	12
	Other	180	5	4
Corporate borrowers		221,136	4,259	3,968
Non-recourse loans	Japan	37,282	216	211
	U.S.	41,903	1,726	1,726
Other	Real estate companies	62,265	889	804
	Entertainment companies	16,443	364	322
	Other	63,243	1,064	905
Purchased loans		29,217	0	0

Total		¥259,939	¥4,468	¥4,136

*1	Average balances are calculated on the basis of fiscal beginning and quarter-end balances.

Information about Credit Quality Indicators

The following table provides information about the credit quality indicators as of March 31, 2012 and 2013:

	March 31, 2012
		Millions of yen
			Non-performing
Portfolio segment	Class	Performing	Loans individually evaluated for impairment	90+ days past-due loans not individually evaluated for impairment	Subtotal	Total
Consumer borrowers	Housing loans	¥849,303	¥9,021	¥8,603	¥17,624	¥866,927
	Card loans	236	0	0	0	236
	Other	14,319	0	1	1	14,320
Corporate borrowers		1,520,865	249,846	0	249,846	1,770,711
Non-recourse loans	Japan	181,991	44,148	0	44,148	226,139
	U.S.	510,517	38,809	0	38,809	549,326
Other	Real estate companies	267,294	74,008	0	74,008	341,302
	Entertainment companies	115,484	21,760	0	21,760	137,244
	Other	445,579	71,121	0	71,121	516,700
Purchased loans		62,652	34,907	0	34,907	97,559
Direct financing leases	Japan	658,277	0	14,406	14,406	672,683
	Overseas	225,168	0	3,035	3,035	228,203

Total		¥3,330,820	¥293,774	¥26,045	¥319,819	¥3,650,639

	March 31, 2013
		Millions of yen
			Non-performing
Portfolio segment	Class	Performing	Loans individually evaluated for impairment	90+ days past-due loans not individually evaluated for impairment	Subtotal	Total
Consumer borrowers	Housing loans	¥901,895	¥8,499	¥6,397	¥14,896	¥916,791
	Card loans	223,130	1,858	719	2,577	225,707
	Other	27,511	504	629	1,133	28,644
Corporate borrowers		1,258,517	172,772	0	172,772	1,431,289
Non-recourse loans	Japan	111,025	23,415	0	23,415	134,440
	U.S	396,882	37,635	0	37,635	434,517
Other	Real estate companies	229,555	47,126	0	47,126	276,681
	Entertainment companies	109,222	12,037	0	12,037	121,259
	Other	411,833	52,559	0	52,559	464,392
Purchased loans		41,694	29,107	0	29,107	70,801
Direct financing leases	Japan	680,351	0	12,234	12,234	692,585
	Overseas	293,223	0	3,572	3,572	296,795

Total		¥3,426,321	¥212,740	¥23,551	¥236,291	¥3,662,612

Note:	Loans held for sale are not included in the table above.

Information about Nonaccrual and Past Due Financing Receivables

The following table provides information about the non-accrual and past-due financing receivables as of March 31, 2012 and 2013:

	March 31, 2012
		Millions of yen
		Past-Due Financing Receivables			Total Financing Receivables	Non-Accrual
Portfolio segment	Class	30-89 Days Past-Due	90 Days or More Past-Due	Total Past-Due
Consumer borrowers	Housing loans	¥3,518	¥12,942	¥16,460	¥866,927	¥12,942
	Card loans	0	0	0	236	0
	Other	33	1	34	14,320	1
Corporate borrowers		83,316	112,537	195,853	1,770,711	112,537
Non-recourse loans	Japan	10,306	14,134	24,440	226,139	14,134
	U.S.	71,042	14,689	85,731	549,326	14,689
Other	Real estate companies	809	42,831	43,640	341,302	42,831
	Entertainment companies	2	2,362	2,364	137,244	2,362
	Other	1,157	38,521	39,678	516,700	38,521
Direct financing leases	Japan	2,724	14,406	17,130	672,683	14,406
	Overseas	2,007	3,035	5,042	228,203	3,035

Total		¥91,598	¥142,921	¥234,519	¥3,553,080	¥142,921

	March 31, 2013
		Millions of yen
		Past-Due Financing Receivables			Total Financing Receivables	Non-Accrual
Portfolio segment	Class	30-89 Days Past-Due	90 Days or More Past-Due	Total Past-Due
Consumer borrowers	Housing loans	¥3,650	¥10,422	¥14,072	¥916,791	¥10,422
	Card loans	738	1,078	1,816	225,707	1,078
	Other	311	670	981	28,644	670
Corporate borrowers		64,539	73,876	138,415	1,431,289	73,876
Non-recourse loans	Japan	0	15,211	15,211	134,440	15,211
	U.S	59,532	7,516	67,048	434,517	7,516
Other	Real estate companies	1,324	23,921	25,245	276,681	23,921
	Entertainment companies	437	1,542	1,979	121,259	1,542
	Other	3,246	25,686	28,932	464,392	25,686
Direct financing leases	Japan	1,467	12,234	13,701	692,585	12,234
	Overseas	4,013	3,572	7,585	296,795	3,572

Total		¥74,718	¥101,852	¥176,570	¥3,591,811	¥101,852

Note:	Loans held for sale and purchases loans are not included in the table above.

Information about Troubled Debt Restructurings of Financing Receivables

The following table provides information about troubled debt restructurings of financing receivables that occurred during fiscal 2012 and 2013:

	March 31, 2012
		Millions of yen
Portfolio segment	Class	Pre-modification Outstanding Recorded Investment	Post-modification Outstanding Recorded Investment
Consumer borrowers	Housing loans	¥1,867	¥1,690
Corporate borrowers		27,471	26,112
Non-recourse loans	Japan	943	943
	U.S.	7,783	7,518
Other	Real estate companies	6,436	5,636
	Other	12,309	12,015

Total		¥29,338	¥27,802

	March 31, 2013
		Millions of yen
Portfolio segment	Class	Pre-modification Outstanding Recorded Investment	Post-modification Outstanding Recorded Investment
Consumer borrowers	Housing loans	¥1,290	¥894
	Card loans	1,649	1,081
	Other	641	421
Corporate borrowers		17,970	17,544
Non-recourse loans	Japan	5,180	5,180
	U.S.	10,036	10,036
Other	Real estate companies	967	861
	Other	1,787	1,467

Total		¥21,550	¥19,940

Information about Financing Receivables Modified as Troubled Debt Restructurings

The following table provides information about financing receivables modified as troubled debt restructurings within the previous 12 months from March 31, 2012 and for which there was a payment default during the fiscal 2012:

	March 31, 2012
		Millions of yen
Portfolio segment	Class	Recorded Investment
Consumer borrowers	Housing loans	¥392
Corporate borrowers		2,331
Non-recourse loans	U.S.	409
Other	Other	1,922

Total		¥2,723

The following table provides information about financing receivables modified as troubled debt restructurings within the previous 12 months from March 31, 2013 and for which there was a payment default during the fiscal 2013:

	March 31, 2013
		Millions of yen
Portfolio segment	Class	Recorded Investment
Consumer borrowers	Housing loans	¥369
	Card loans	12
	Other	2
Corporate borrowers		92
Other	Other	92

Total		¥475

Investment in Securities (Tables)	12 Months Ended
Mar. 31, 2013
Investment in Securities

Investment in securities at March 31, 2012 and 2013 consists of the following:

	Millions of yen
	2012	2013
Trading securities	¥12,817	¥33,041
Available-for-sale securities	886,487	757,299
Held-to-maturity securities	43,830	89,451
Other securities	204,256	213,877

Total	¥1,147,390	¥1,093,668

Amortized Cost Basis Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses and Fair Values of Available-for-Sale Securities and Held-to-Maturity Securities in Each Major Security Type

The amortized cost basis amounts, gross unrealized holding gains, gross unrealized holding losses and fair values of available-for-sale securities and held-to-maturity securities in each major security type at March 31, 2012 and 2013 are as follows:

March 31, 2012

	Millions of yen
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale:
Japanese and foreign government bond securities	¥219,729	¥1,191	¥(5)	¥220,915
Japanese prefectural and foreign municipal bond securities	56,108	1,358	(107)	57,359
Corporate debt securities	280,540	2,325	(2,643)	280,222
Specified bonds issued by SPEs in Japan	140,054	192	(1,094)	139,152
CMBS and RMBS in the U.S., and other asset-backed securities	95,788	3,078	(3,538)	95,328
Other debt securities	7,961	449	0	8,410
Equity securities	61,773	26,853	(3,525)	85,101

	861,953	35,446	(10,912)	886,487

Held-to-maturity:
Japanese government bond securities and other	43,830	2,819	0	46,649

	¥905,783	¥38,265	¥(10,912)	¥933,136

March 31, 2013

	Millions of yen
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale:
Japanese and foreign government bond securities	¥276,832	¥1,906	¥(21)	¥278,717
Japanese prefectural and foreign municipal bond securities	58,571	2,519	0	61,090
Corporate debt securities	193,973	3,809	(947)	196,835
Specified bonds issued by SPEs in Japan	64,159	116	(1,031)	63,244
CMBS and RMBS in the U.S., and other asset-backed securities	59,419	3,480	(2,208)	60,691
Other debt securities	7,367	944	0	8,311
Equity securities	53,869	34,703	(161)	88,411

	714,190	47,477	(4,368)	757,299

Held-to-maturity:
Japanese government bond securities and other	89,451	9,020	0	98,471

	¥803,641	¥56,497	¥(4,368)	¥855,770

Information about Available-for-Sale Securities and Held-to-Maturity Securities with Gross Unrealized Losses and Length of Time Individual Securities Have Been in Continuous Unrealized Loss Position

The following table provides information about available-for-sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2012 and 2013, respectively:

March 31, 2012

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale:
Japanese and foreign government bond securities	¥74,978	¥(5)	¥0	¥0	¥74,978	¥(5)
Japanese prefectural and foreign municipal bond securities	11,316	(107)	0	0	11,316	(107)
Corporate debt securities	23,568	(208)	24,982	(2,435)	48,550	(2,643)
Specified bonds issued by SPEs in Japan	32,139	(499)	29,826	(595)	61,965	(1,094)
CMBS and RMBS in the U.S., and other asset-backed securities	29,586	(198)	11,316	(3,340)	40,902	(3,538)
Equity securities	14,097	(2,092)	11,239	(1,433)	25,336	(3,525)

	¥185,684	¥(3,109)	¥77,363	¥(7,803)	¥263,047	¥(10,912)

March 31, 2013

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale:
Japanese and foreign government bond securities	¥85,842	¥(21)	¥0	¥0	¥85,842	¥(21)
Japanese prefectural and foreign municipal bond securities	10,118	0	0	0	10,118	0
Corporate debt securities	4,490	(69)	16,329	(878)	20,819	(947)
Specified bonds issued by SPEs in Japan	3,929	(106)	34,226	(925)	38,155	(1,031)
CMBS and RMBS in the U.S., and other asset-backed securities	2,142	(44)	8,141	(2,164)	10,283	(2,208)
Equity securities	1,315	(142)	318	(19)	1,633	(161)

	¥107,836	¥(382)	¥59,014	¥(3,986)	¥166,850	¥(4,368)

Total Other-Than-Temporary Impairment with Offset for Amount of Total Other-Than-Temporary Impairment Recognized in Other Comprehensive Income

The total other-than-temporary impairment with an offset for the amount of the total other-than-temporary impairment recognized in other comprehensive income (loss) for fiscal 2011, 2012 and 2013 are as follows:

	Millions of yen
	2011	2012	2013
Total other-than-temporary impairment losses	¥22,210	¥17,100	¥23,180
Portion of loss recognized in other comprehensive income (before taxes)	(463)	(630)	(342)

Net impairment losses recognized in earnings	¥21,747	¥16,470	¥22,838

Roll-Forwards of Amount Related to Credit Losses on Other-Than-Temporarily Impaired Debt Securities Recognized in Earnings

Roll-forwards of the amount related to credit losses on other-than-temporarily impaired debt securities recognized in earnings for fiscal 2011, 2012 and 2013 are as follows:

	Millions of yen
	2011	2012	2013
Beginning	¥5,016	¥9,022	¥8,199
Reduction to the beginning balance*	(1,810)	0	0
Beginning after reduction	3,206	9,022	8,199
Addition during the period:
Credit loss for which an other-than-temporary impairment was not previously recognized	7,292	3,524	110
Credit loss for which an other-than-temporary impairment was previously recognized	736	320	1,171
Reduction during the period:
For securities sold or redeemed	(307)	(3,530)	(1,049)
Due to change in intent to sell or requirement to sell	(1,905)	(1,137)	(622)

Ending	¥9,022	¥8,199	¥7,809

*	Cumulative effects of adopting Accounting Standards Update 2009-16 (ASC 860 (“Transfers and Servicing”)), and Accounting Standards Update 2009-17 (ASC 810 (“Consolidation”)) have been deducted from the beginning balance.

Information about Fund Investments

Under ASC 820, the information about the fund investments the Company and its subsidiaries hold at March 31, 2012 is as follows, and there were no such fund investments at March 31, 2013.

March 31, 2012

Type of Fund Investment	Millions of yen	Redemption Frequency (If Currently Eligible)	Redemption Notice Period
Hedge Fund*	¥5,178	Monthly – Quarterly	5 days – 60 days

Total	¥5,178	—	—

*	This category includes several hedge funds that seek short-term profits using investment strategies such as managed futures, global macro and relative value. The fair value of the investments in this category is calculated based on the net asset value of the investees.

Summary of Contractual Maturities of Debt Securities Classified as Available-for-Sale Securities and Held-to-Maturity Securities

The following is a summary of the contractual maturities of debt securities classified as available-for-sale securities and held-to-maturity securities held at March 31, 2013:

Available-for-sale securities held at March 31, 2013:

	Millions of yen
	Amortized cost	Fair value
Due within one year	¥198,549	¥198,202
Due after one to five years	253,017	256,084
Due after five to ten years	114,823	116,388
Due after ten years	93,932	98,214

	¥660,321	¥668,888

Held-to-maturity securities held at March 31, 2013:

	Millions of yen
	Amortized cost	Fair value
Due within one year	¥620	¥620
Due after one to five years	7	7
Due after ten years	88,824	97,844

	¥89,451	¥98,471

Securitization Transactions (Tables)	12 Months Ended
Mar. 31, 2013
Quantitative Information About Delinquencies, Net Credit Losses, and Components of Financial Assets Sold on Securitization and Other Assets Managed Together

Quantitative information about delinquencies, impaired loans and components of financial assets sold on securitization and other assets managed together as of March 31, 2012 and 2013, and quantitative information about net credit loss for the fiscal years ended March 31, 2011, 2012 and 2013 are as follows:

	Total principal amount of receivables
	Millions of yen
	March 31, 2012	March 31, 2013
Direct financing leases	¥900,886	¥989,380
Installment loans	2,769,898	2,691,171

Assets recorded on the balance sheet	3,670,784	3,680,551
Direct financing leases sold on securitization	3,969	1,698

Total assets managed together or sold on securitization	¥3,674,753	¥3,682,249

	Principal amount of receivables more than 90 days past-due and impaired loans
	Millions of yen
	March 31, 2012	March 31, 2013
Direct financing leases	¥17,441	¥15,806
Installment loans	302,378	220,485

Assets recorded on the balance sheet	319,819	236,291
Direct financing leases sold on securitization	0	0

Total assets managed together or sold on securitization	¥319,819	¥236,291

	Credit loss
	Millions of yen
	2011	2012	2013
Direct financing leases	¥7,505	¥6,783	¥4,046
Installment loans	54,149	29,476	39,142

Assets recorded on the balance sheet	61,654	36,259	43,188
Direct financing leases sold on securitization	0	0	0

Total assets managed together or sold on securitization	¥61,654	¥36,259	¥43,188

Variable Interest Entities (Tables)	12 Months Ended
Mar. 31, 2013
Variable Interest Entity, Primary Beneficiary
Variable Interest Entities Disclosure

Information about VIEs (consolidated and non-consolidated) for the Company and its subsidiaries are as follows:

1.	Consolidated VIEs

March 31, 2012

	Millions of yen
Types of VIEs	Total assets*1	Total liabilities*1	Assets which are pledged as collateral*2	Commitments*3
(a) VIEs for liquidating customer assets	¥5,094	¥3,719	¥5,094	¥0
(b) VIEs for acquisition of real estate and real estate development projects for customers	49,781	28,848	35,486	0
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	341,421	124,227	245,994	0
(d) VIEs for corporate rehabilitation support business	14,302	205	0	0
(e) VIEs for investment in securities	61,713	7,050	18,365	15
(f) VIEs for securitizing financial assets such as direct financing lease receivable and loan receivable	465,376	303,784	465,376	0
(g) VIEs for securitization of commercial mortgage loans originated by third parties	569,272	575,712	569,263	0
(h) Other VIEs	145,958	62,640	128,950	5,687

Total	¥1,652,917	¥1,106,185	¥1,468,528	¥5,702

March 31, 2013

	Millions of yen
Types of VIEs	Total assets*1	Total liabilities*1	Assets which are pledged as collateral*2	Commitments*3
(a) VIEs for liquidating customer assets	¥6,191	¥3,880	¥6,191	¥0
(b) VIEs for acquisition of real estate and real estate development projects for customers	20,081	2,112	0	0
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	334,179	96,758	197,143	0
(d) VIEs for corporate rehabilitation support business	10,205	192	0	0
(e) VIEs for investment in securities	34,091	8,075	19,133	0
(f) VIEs for securitizing financial assets such as direct financing lease receivable and loan receivable	467,348	250,374	391,664	0
(g) VIEs for securitization of commercial mortgage loans originated by third parties	425,017	434,273	425,017	0
(h) Other VIEs	103,345	49,604	85,763	0

Total	¥1,400,457	¥845,268	¥1,124,911	¥0

*1	The assets of most VIEs are used only to repay the liabilities of the VIEs, and the creditors of the liabilities of the VIEs have no recourse to other assets of the Company and its subsidiaries.
*2	The assets are pledged as collateral by VIE for financing of the VIE.
*3	This item represents remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.

Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entities Disclosure
2.	Non-consolidated VIEs

March 31, 2012

	Millions of yen
	Total assets	Carrying amount of the variable interests in the VIEs held by the Company and its subsidiaries		Maximum exposure to loss*
Types of VIEs		Specified bonds and non-recourse loans	Investments
(a) VIEs for liquidating customer asset	¥53,300	¥8,542	¥4,326	¥12,868
(b) VIEs for acquisition of real estate and real estate development projects for customers	958,965	125,746	59,144	224,707
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	0	0	0	0
(d) VIEs for corporate rehabilitation support business	0	0	0	0
(e) VIEs for investment in securities	1,290,243	0	24,371	37,960
(f) VIEs for securitizing financial assets such as direct financing lease receivable and loan receivable	0	0	0	0
(g) VIEs for securitization of commercial mortgage loans originated by third parties	2,277,844	0	43,792	44,427
(h) Other VIEs	42,283	4,380	3,304	7,684

Total	¥4,622,635	¥138,668	¥134,937	¥327,646

March 31, 2013

	Millions of yen
		Carrying amount of the variable interests in the VIEs held by the Company and its subsidiaries
Types of VIEs	Total assets	Specified bonds and non-recourse loans	Investments	Maximum exposure to loss*
(a) VIEs for liquidating customer assets	¥41,929	¥3,428	¥4,119	¥7,547
(b) VIEs for acquisition of real estate and real estate development projects for customers	872,189	106,861	51,345	201,145
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	0	0	0	0
(d) VIEs for corporate rehabilitation support business	0	0	0	0
(e) VIEs for investment in securities	1,327,751	0	24,822	40,501
(f) VIEs for securitizing financial assets such as direct financing lease receivable and loan receivable	0	0	0	0
(g) VIEs for securitization of commercial mortgage loans originated by third parties	2,236,389	0	23,257	23,798
(h) Other VIEs	40,806	97	4,079	4,176

Total	¥4,519,064	¥110,386	¥107,622	¥277,167

*	Maximum exposure to loss includes remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.

Investment in Affiliates (Tables)	12 Months Ended
Mar. 31, 2013
Investment in Affiliates	Investment in affiliates at March 31, 2012 and 2013 consists of the following:

	Millions of yen
	2012	2013
Shares	¥296,228	¥316,790
Loans	35,489	9,942

	¥331,717	¥326,732

Combined and Condensed Information Related to Affiliates

Combined and condensed information relating to the affiliates for fiscal 2011, 2012 and 2013 are as follows (some operation data for entities reflect only the period since the Company and its subsidiaries made the investment and on a lag basis):

	Millions of yen
	2011	2012	2013
Operations:
Total revenues	¥850,947	¥945,635	¥827,740
Income before income taxes	108,175	74,223	97,301
Net income	92,763	51,940	64,699

Financial position:
Total assets	¥4,237,580	¥4,561,537	¥5,237,184
Total liabilities	3,174,222	3,508,038	4,031,673
Total equity	1,063,358	1,053,499	1,205,511

Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2013
Changes in Goodwill by Reportable Segment

Changes in goodwill by reportable segment for fiscal 2011, 2012 and 2013 are as follows:

	Millions of yen
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas	Total
Balance at March 31, 2010
Goodwill	¥1,202	¥282	¥18,536	¥7,329	¥4,452	¥44,683	¥76,484
Accumulated impairment losses	(912)	0	0	(4,498)	0	0	(5,410)

	290	282	18,536	2,831	4,452	44,683	71,074
Acquired	0	0	148	0	0	29,099	29,247
Impairment	(173)	0	0	0	0	0	(173)
Other (net)*	0	0	363	(1,334)	0	(4,387)	(5,358)

Balance at March 31, 2011
Goodwill	547	282	19,047	3,674	4,452	69,395	97,397
Accumulated impairment losses	(430)	0	0	(2,177)	0	0	(2,607)

	117	282	19,047	1,497	4,452	69,395	94,790
Acquired	380	0	44	14	0	3,586	4,024
Impairment	0	0	0	0	0	0	0
Other (net)*	0	0	(28)	(1,238)	0	(1,737)	(3,003)

Balance at March 31, 2012
Goodwill	754	282	19,063	312	4,452	71,244	96,107
Accumulated impairment losses	(257)	0	0	(39)	0	0	(296)

	497	282	19,063	273	4,452	71,244	95,811
Acquired	0	0	199	21,754	10,972	1,504	34,429
Impairment	0	0	0	0	0	0	0
Other (net)*	0	0	67	0	0	6,337	6,404

Balance at March 31, 2013
Goodwill	754	282	19,329	22,066	15,424	79,085	136,940
Accumulated impairment losses	(257)	0	0	(39)	0	0	(296)

	¥497	¥282	¥19,329	¥22,027	¥15,424	¥79,085	¥136,644

*	Other includes foreign currency translation adjustments and certain other reclassifications.

Other Intangible Assets

Other intangible assets at March 31, 2012 and 2013 consist of the following:

	Millions of yen
	2012	2013
Intangible assets not subject to amortization:
Trade names	¥18,062	¥21,714
Others	521	605

	18,583	22,319

Intangible assets subject to amortization:
Software	69,261	82,425
Customer relationships	5,552	17,054
Others	7,981	12,304

	82,794	111,783
Accumulated amortization	(49,017)	(58,384)

Net	33,777	53,399

	¥52,360	¥75,718

Short-Term and Long-Term Debt (Tables)	12 Months Ended
Mar. 31, 2013
Composition of Short Term Debt and Weighted Average Contract Interest Rate on Short Term Debt

The composition of short-term debt and the weighted average contract interest rate on short-term debt at March 31, 2012 and 2013 are as follows:

March 31, 2012

	Millions of yen	Weighted average rate
Short-term debt in Japan, mainly from banks	¥168,012	0.7%
Short-term debt outside Japan, mainly from banks	107,568	4.2
Commercial paper in Japan	176,415	0.2
Commercial paper outside Japan	4,023	4.0
Notes outside Japan	1,955	5.3

	¥457,973	1.4

March 31, 2013

	Millions of yen	Weighted average rate
Short-term debt in Japan, mainly from banks	¥164,046	0.4%
Short-term debt outside Japan, mainly from banks	104,542	3.3
Commercial paper in Japan	146,944	0.2
Commercial paper outside Japan	4,560	3.8
Notes in Japan	40	0.9
Notes outside Japan	594	4.3

	¥420,726	1.1

Composition of Long Term Debt, Weighted Average Contract Interest Rate on Long Term Debt and Repayment Due Dates

The composition of long-term debt, the weighted average contract interest rate on long-term debt and the repayment due dates at March 31, 2012 and 2013 are as follows:

March 31, 2012

	Due (Fiscal Year)	Millions of yen	Weighted average rate
Banks:
Fixed rate	2013~2025	¥248,452	2.7%
Floating rate	2013~2027	1,223,127	1.3
Insurance companies and others:
Fixed rate	2013~2020	289,871	1.8
Floating rate	2013~2028	240,277	1.1
Unsecured bonds	2013~2021	1,144,539	2.1
Unsecured convertible bonds with stock acquisition rights	2014	149,968	1.0
Unsecured bond with stock acquisition rights	2023	35,630	0.0
Unsecured notes under medium-term note program	2013~2018	60,911	2.0
Payables under securitized lease receivables	2013~2018	172,917	1.1
Payables under securitized loan receivables and investment in securities	2013~2039	701,788	4.5

		¥4,267,480	2.1

March 31, 2013

	Due (Fiscal Year)	Millions of yen	Weighted average rate
Banks:
Fixed rate	2014~2025	¥339,565	2.6%
Floating rate	2014~2027	1,233,059	1.1
Insurance companies and others:
Fixed rate	2014~2023	280,729	1.6
Floating rate	2014~2028	246,055	0.9
Unsecured bonds	2014~2021	1,173,902	1.8
Unsecured convertible bonds with stock acquisition rights	2014	50,289	1.0
Unsecured notes under medium-term note program	2014~2018	58,169	2.9
Payables under securitized lease receivables	2014~2019	160,163	0.9
Payables under securitized loan receivables and investment in securities	2014~2039	519,603	4.9

		¥4,061,534	2.0

Schedule of Long Term Debt Repayment

The repayment schedule for the next five years and thereafter for long-term debt at March 31, 2013 is as follows:

Years ending March 31,	Millions of yen
2014	¥1,110,847
2015	621,174
2016	783,508
2017	614,374
2018	576,471
Thereafter	355,160

Total	¥4,061,534

Secured Assets for Short Term and Long Term Debt Payables to Financial Institutions

Other than the assets of the consolidated VIEs pledged as collateral for financing described in Note 11 (“Variable Interest Entities”), the Company and certain subsidiaries provide the following assets as collateral for the short-term and long-term debt payables to financial institutions as of March 31, 2013:

Millions of yen
Minimum lease payments, loans and investment in operating leases	¥88,956
Investment in securities	110,492
Other operating assets	8,736
Other assets	9,916

¥218,100

Deposits (Tables)	12 Months Ended
Mar. 31, 2013
Deposits	Deposits at March 31, 2012 and 2013 consist of the following:

	Millions of yen
	2012	2013
Time deposits	¥894,169	¥885,482
Other deposits	209,345	193,105

Total	¥1,103,514	¥1,078,587

Schedule of Time Deposits Maturity	The maturity schedule of time deposits at March 31, 2013 is as follows:

Years ending March 31,	Millions of yen
2014	¥515,347
2015	177,935
2016	104,776
2017	57,090
2018	30,334

Total	¥885,482

Income Taxes (Tables)	12 Months Ended
Mar. 31, 2013
Income before Income Taxes and Discontinued Operations, and Provision for Income Taxes

Income before income taxes and discontinued operations, and the provision for income taxes in fiscal 2011, 2012 and 2013 are as follows:

	Millions of yen
	2011	2012	2013
Income before income taxes and discontinued operations:
Japan	¥35,027	¥73,564	¥109,166
Overseas	54,605	56,192	63,352

	¥89,632	¥129,756	¥172,518

Provision for income taxes:
Current—
Japan	¥25,950	¥12,688	¥7,326
Overseas	18,347	16,425	13,675

	44,297	29,113	21,001

Deferred—
Japan	(16,004)	18,216	27,400
Overseas	(3,620)	(1,854)	5,255

	(19,624)	16,362	32,655

Provision for income taxes	¥24,673	¥45,475	¥53,656

Reconciliation of Differences between Tax Provision Computed and Consolidated Provisions for Income Taxes

Reconciliation of the differences between the tax provision computed at the statutory rate and the consolidated provision for income taxes in fiscal 2011, 2012 and 2013 are as follows:

	Millions of yen
	2011	2012	2013
Income before income taxes and discontinued operations	¥89,632	¥129,756	¥172,518

Tax provision computed at statutory rate	¥36,660	¥53,070	¥66,074
Increases (reductions) in taxes due to:
Change in valuation allowance	(5,647)	3,921	(3,371)
Non-deductible expenses for tax purposes	1,023	1,335	1,538
Non-taxable income for tax purposes	(2,697)	(2,852)	(2,128)
Effect of lower tax rates on foreign subsidiaries and a domestic life insurance subsidiary	(4,206)	(6,871)	(4,720)
Effect of the new Japanese tax law	0	(7,137)	0
Other, net	(460)	4,009	(3,737)

Provision for income taxes	¥24,673	¥45,475	¥53,656

Total Income Tax Recognized

Total income taxes recognized in fiscal 2011, 2012 and 2013 are as follows:

	Millions of yen
	2011	2012	2013
Provision for income taxes	¥24,673	¥45,475	¥53,656
Income taxes on discontinued operations	7,530	(2,086)	(321)
Income taxes on other comprehensive income (loss):
Net unrealized gains (losses) on investment in securities	3,403	1,357	5,936
Defined benefit pension plans	(1,427)	(1,774)	2,727
Foreign currency translation adjustments	(214)	335	7,225
Net unrealized gains (losses) on derivative instruments	(338)	(648)	42

Total income taxes	¥33,627	¥42,659	¥69,265

Tax Effects of Temporary Differences Giving Rise to Deferred Tax Assets and Liabilities

The tax effects of temporary differences giving rise to the deferred tax assets and liabilities at March 31, 2012 and 2013 are as follows:

	Millions of yen
	2012	2013
Assets:
Net operating loss carryforwards	¥41,288	¥39,762
Allowance for doubtful receivables on direct financing leases and probable loan losses	50,016	25,891
Investment in securities	5,325	7,129
Other operating assets	7,049	11,369
Accrued expenses	7,294	10,456
Installment loans	22,970	16,432
Other	37,328	50,913

	171,270	161,952
Less: valuation allowance	(24,138)	(18,831)

	147,132	143,121
Liabilities:
Investment in direct financing leases	12,535	14,617
Investment in operating leases	63,372	72,925
Deferred insurance policy acquisition costs	15,370	19,311
Policy liabilities	31,437	38,831
Undistributed earnings	19,792	32,723
Prepaid benefit cost	8,860	13,475
Other	60,271	63,840

	211,637	255,722

Net deferred tax liability	¥64,505	¥112,601

Net Operating Loss Carryforwards Expire Date

The Company and certain subsidiaries have net operating loss carryforwards of ¥199,092 million at March 31, 2013, which expire as follows:

Year ending March 31,	Millions of yen
2014	¥2,103
2015	6,236
2018	28,185
Thereafter	162,568

Total	¥199,092

Net Deferred Tax Assets and Liabilities

Net deferred tax assets and liabilities at March 31, 2012 and 2013 are reflected in the accompanying consolidated balance sheets under the following captions:

	Millions of yen
	2012	2013
Other assets	¥25,773	¥18,805
Income taxes: Deferred	90,278	131,406

Net deferred tax liability	¥64,505	¥112,601

Pension Plans (Tables)	12 Months Ended
Mar. 31, 2013
Funded Status of Defined Benefit Pension Plans

The funded status of the defined benefit pension plans, a substantial portion of which consists of domestic pension plans, as of March 31, 2012 and 2013 is as follows:

	Millions of yen
	2012	2013
Change in benefit obligation:
Benefit obligation at beginning of year	¥58,589	¥63,719
Service cost	3,049	3,214
Interest cost	1,339	1,252
Actuarial loss	3,170	15
Foreign currency exchange rate change	(35)	656
Benefits paid	(2,195)	(2,493)
Business combinations	0	3,117
Other	(198)	0

Benefit obligation at end of year	63,719	69,480

Change in plan assets:
Fair value of plan assets at beginning of year	85,396	85,945
Actual return on plan assets	108	9,289
Employer contribution	2,542	2,591
Benefits paid	(2,090)	(2,337)
Business combinations	0	1,005
Foreign currency exchange rate change	(11)	476

Fair value of plan assets at end of year	85,945	96,969

The funded status of the plans	¥22,226	¥27,489

Amount recognized in the consolidated balance sheets consists of:
Prepaid benefit cost included in prepaid expenses	¥24,459	¥32,005
Accrued benefit liability included in accrued expenses	(2,233)	(4,516)

Net amount recognized	¥22,226	¥27,489

Defined Benefit Plan Amount Recognized in Accumulated Other Comprehensive Income (Loss), Pre-tax

Amount recognized in accumulated other comprehensive income (loss), pre-tax, at March 31, 2012 and 2013 consisted of:

	Millions of yen
	2012	2013
Net prior service credit	¥7,697	¥6,530
Net actuarial loss	(31,120)	(22,523)
Net transition obligation	(325)	(272)

Total recognized in accumulated other comprehensive income (loss), pre-tax	¥(23,748)	¥(16,265)

Net Pension Cost of Defined Benefit Plans

Net pension cost of the plans for fiscal 2011, 2012 and 2013 consists of the following:

	Millions of yen
	2011	2012	2013
Service cost	¥3,104	¥3,049	¥3,214
Interest cost	1,355	1,339	1,252
Expected return on plan assets	(2,025)	(2,019)	(2,049)
Amortization of transition obligation	(4)	56	56
Amortization of net actuarial loss	1,036	1,218	1,496
Amortization of prior service credit	(1,193)	(1,193)	(1,168)

Net periodic pension cost	¥2,273	¥2,450	¥2,801

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss)

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) for fiscal 2011, 2012 and 2013 are summarized as follows:

	Millions of yen
	2011	2012	2013
Current year actuarial gain (loss)	¥(3,446)	¥(5,144)	¥7,312
Amortization of net actuarial loss	1,036	1,218	1,496
Prior service credit due to amendments	8	7	0
Amortization of prior service credit	(1,193)	(1,193)	(1,168)
Amortization of transition obligation	(4)	56	56
Plan curtailments and settlements	0	18	0
Foreign currency exchange rate change	166	19	(213)

Total recognized in other comprehensive income (loss), pre-tax	¥(3,433)	¥(5,019)	¥7,483

Significant Assumptions of Domestic and Overseas Pension Plans Used to Determine Plan Amounts

Significant assumptions of domestic and overseas pension plans used to determine these amounts are as follows:

Domestic	2011	2012	2013
Weighted-average assumptions used to determine benefit obligations at March 31:
Discount rate	2.1%	1.8%	1.8%
Rate of increase in compensation levels	6.1%	6.1%	6.0%
Weighted-average assumptions used to determine net periodic pension cost for years ended March 31:
Discount rate	2.1%	2.1%	1.8%
Rate of increase in compensation levels	5.9%	6.1%	6.1%
Expected long-term rate of return on plan assets	2.2%	2.2%	2.2%

Overseas	2011	2012	2013
Weighted-average assumptions used to determine benefit obligations at March 31:
Discount rate	5.5%	4.5%	4.3%
Rate of increase in compensation levels	0.8%	0.7%	0.6%
Weighted-average assumptions used to determine net periodic pension cost for years ended March 31:
Discount rate	6.0%	5.5%	4.5%
Rate of increase in compensation levels	0.8%	0.8%	0.7%
Expected long-term rate of return on plan assets	8.1%	7.2%	7.2%

Fair Value of Pension Plan Assets by Asset Category

The fair value of pension plan assets at March 31, 2012 and 2013, by asset category, are as follows:

	Millions of yen
	March 31, 2012
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Japan
Pooled funds*1	¥9,360	¥0	¥9,360	¥0
Other than Japan
Pooled funds*2	11,826	0	11,826	0
Debt securities:
Japan
Pooled funds*3	25,182	0	25,182	0
Other than Japan
Municipal bonds	2,791	0	2,791	0
Pooled funds*4	12,894	0	12,894	0
Other assets:
Life insurance company general accounts*5	17,280	0	17,280	0
Others*6	6,612	0	6,612	0

	¥85,945	¥0	¥85,945	¥0

*1	Equity securities of Japanese companies in which the Company and certain subsidiaries invest as pension plan assets include units of ORIX JREIT Inc. in the amounts of ¥89 million at March 31, 2012.
*2	These funds invest in listing shares.
*3	These funds invest approximately 70% in Japanese government bonds, approximately 10% in Japanese municipal bonds, and approximately 20% in Japanese corporate bonds.
*4	These funds invest approximately 80% in foreign government bonds, and approximately 20% in foreign municipal bonds.
*5	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
*6	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.

At March 31, 2012, our policy for the portfolio of plans consists of three major components: approximately 20% is invested in equity securities, approximately 50% is invested in debt securities and approximately 30% is invested in other investment vehicles, primarily consisting of investments in life insurance company general accounts.

	Millions of yen
	March 31, 2013
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Japan
Pooled funds*1	¥12,458	¥0	¥12,458	¥0
Other than Japan
Pooled funds*2	14,670	0	14,670	0

Debt securities:
Japan
Pooled funds*3	26,208	0	26,208	0
Other than Japan
Municipal bonds	3,332	0	3,332	0
Pooled funds*4	14,641	0	14,641	0

Other assets:
Life insurance company general accounts*5	17,880	0	17,880	0
Others*6	7,780	0	7,780	0

	¥96,969	¥0	¥96,969	¥0

*1	These funds invest in listing shares include shares of ORIX Corporation in the amounts of ¥12 million and units of ORIX JREIT Inc. in the amounts of ¥179 million at March 31, 2013.
*2	These funds invest in listing shares.
*3	These funds invest approximately 70% in Japanese government bonds, approximately 10% in Japanese municipal bonds, and approximately 20% in Japanese corporate bonds. These funds include corporate bonds of ORIX Corporation in the amounts of ¥107 million and investment corporation bonds of ORIX JREIT Inc. in the amounts of ¥41 million at March 31, 2013.
*4	These funds invest approximately 90% in foreign government bonds and approximately 10% in foreign corporate bonds.
*5	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
*6	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.

Benefits Expected to be Paid

At March 31, 2013, the benefits expected to be paid in each of the next five fiscal years, and in the aggregate for the five years thereafter are as follows:

Years ending March 31,	Millions of yen
2014	¥2,013
2015	1,715
2016	1,871
2017	2,042
2018	2,236
2019-2023	13,464

Total	¥23,341

Redeemable Noncontrolling Interests (Tables)	12 Months Ended
Mar. 31, 2013
Changes in Redeemable Noncontrolling Interests

Changes in redeemable noncontrolling interests in fiscal 2011, 2012 and 2013 are as follows:

	Millions of yen
	2011	2012	2013
Beginning Balance	¥28,095	¥33,902	¥37,633
Contribution to subsidiary	10,219	0	0
Adjustment of redeemable noncontrolling interests to redemption value	(73)	1,188	(400)
Transaction with noncontrolling interests	1,063	1,213	942
Comprehensive income (loss)
Net Income	2,959	2,724	3,985
Other comprehensive income (loss)
Net change of foreign currency translation adjustments	(2,353)	(315)	5,224
Total other comprehensive income (loss)	(2,353)	(315)	5,224
Comprehensive income (loss)	606	2,409	9,209
Cash dividends	(6,008)	(1,079)	(5,763)

Ending Balance	¥33,902	¥37,633	¥41,621

Stock-Based Compensation (Tables)	12 Months Ended
Mar. 31, 2013
Summary of Information Related to Stock Acquisition Rights

A summary of the Company’s stock acquisition rights is as follows:

Years ended March 31,	Exercise period	Number of shares granted*	Exercise price*
			Yen
2003	From June 27, 2004 to June 26, 2012	4,533,000	¥721
2004	From June 26, 2005 to June 25, 2013	5,160,000	700
2005	From June 24, 2006 to June 23, 2014	5,289,000	1,172
2006	From June 22, 2007 to June 21, 2015	4,774,000	1,891
2007	From June 21, 2008 to June 20, 2016	1,942,000	2,962
2008	From July 5, 2009 to June 22, 2017	1,449,800	3,101
2009	From July 18, 2010 to June 24, 2018	1,479,000	1,689

*	The number of shares and exercise price of the granted options were adjusted for the 10-for-1 stock split implemented on April 1, 2013.

Summary of Information about Stock Options Activity

The following table summarizes information about the activity of these stock options for the year ended 2013:

	Number of shares*2	Weighted average exercise price*1*2	Weighted average remaining contractual life	Aggregate intrinsic value
		Yen	Years	Millions of yen
Outstanding at beginning of the year	10,478,200	¥1,901
Exercised	(499,000)	700
Forfeited or expired	(928,200)	1,465

Outstanding at end of year	9,051,000	2,011	2.78	¥187

Exercisable at end of year	9,051,000	¥2,011	2.78	¥187

*1	The exercise prices of the granted options were adjusted in July 2009 for the issuance of new 18 million shares.
*2	The number of shares and exercise price of the granted options were adjusted for the 10-for-1 stock split implemented on April 1, 2013.

Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Mar. 31, 2013
Changes in Components of Accumulated Other Comprehensive Income (Loss)

Changes in each component of accumulated other comprehensive income (loss) attributable to ORIX Corporation Shareholders in fiscal 2011, 2012 and 2013 are as follows:

	Millions of yen
	Net unrealized gains (losses) on investment in securities	Defined benefit pension plans	Foreign currency translation adjustments	Net unrealized gains (losses) on derivative instruments	Accumulated other comprehensive income (loss)
Balance at March 31, 2010	¥7,495	¥(9,092)	¥(77,651)	¥(211)	¥(79,459)
Cumulative effect of applying new accounting standards for the consolidation of variable interest entities, net of tax of ¥2,265 million	(3,597)		191		(3,406)
Balance at April 1, 2010	3,898	(9,092)	(77,460)	(211)	(82,865)
Net unrealized gains on investment in securities, net of tax of ¥(2,379) million	3,292				3,292
Reclassification adjustment included in net income, net of tax of ¥(3,289) million	4,313				4,313
Defined benefit pension plans, net of tax of ¥1,339 million		(1,934)			(1,934)
Reclassification adjustment included in net income, net of tax of ¥88 million		(72)			(72)
Foreign currency translation adjustments, net of tax of ¥245 million			(18,158)		(18,158)
Reclassification adjustment included in net income, net of tax of ¥(31) million			44		44
Net unrealized losses on derivative instruments, net of tax of ¥488 million				(1,011)	(1,011)
Reclassification adjustment included in net income, net of tax of ¥(150) million				211	211

Change during year	7,605	(2,006)	(18,114)	(800)	(13,315)

Balance at March 31, 2011	11,503	(11,098)	(95,574)	(1,011)	(96,180)
Net unrealized gains on investment in securities, net of tax of ¥(2,820) million	6,963				6,963
Reclassification adjustment included in net income, net of tax of ¥1,463 million	(2,321)				(2,321)
Defined benefit pension plans, net of tax of ¥1,807 million		(3,292)			(3,292)
Reclassification adjustment included in net income, net of tax of ¥(33) million		47			47
Foreign currency translation adjustments, net of tax of ¥(335) million			(118)		(118)
Reclassification adjustment included in net income, net of tax of ¥0 million			0		0
Net unrealized losses on derivative instruments, net of tax of ¥450 million				(974)	(974)
Reclassification adjustment included in net income, net of tax of ¥198 million				(181)	(181)

Change during year	4,642	(3,245)	(118)	(1,155)	124

Balance at March 31, 2012	¥16,145	¥(14,343)	¥(95,692)	¥(2,166)	¥(96,056)
Net unrealized gains on investment in securities, net of tax of ¥(7,933) million	17,454				17,454
Reclassification adjustment included in net income, net of tax of ¥1,997 million	(4,625)				(4,625)
Defined benefit pension plans, net of tax of ¥(2,589) million		4,508			4,508
Reclassification adjustment included in net income, net of tax of ¥(138) million		248			248
Foreign currency translation adjustments, net of tax of ¥(5,254) million			38,382		38,382
Reclassification adjustment included in net income, net of tax of ¥(1,971) million			3,551		3,551
Net unrealized losses on derivative instruments, net of tax of ¥286 million				(549)	(549)
Reclassification adjustment included in net income, net of tax of ¥(328) million				824	824

Change during year	12,829	4,756	41,933	275	59,793

Balance at March 31, 2013	¥28,974	¥(9,587)	¥(53,759)	¥(1,891)	¥(36,263)

ORIX Corporation Shareholders' Equity (Tables)	12 Months Ended
Mar. 31, 2013
Changes in Number of Shares Issued

Changes in the number of shares issued in fiscal 2011, 2012 and 2013 are as follows:

	Number of shares
	2011	2012	2013
Beginning balance	1,102,299,480	1,102,458,460	1,102,544,220
Exercise of stock options	140,000	77,000	499,000
Conversion of convertible bonds	18,980	8,760	145,671,540

Ending balance	1,102,458,460	1,102,544,220	1,248,714,760

Brokerage Commissions and Net Gains on Investment Securities (Tables)	12 Months Ended
Mar. 31, 2013
Brokerage Commissions and Net Gains (Losses) on Investment Securities

Brokerage commissions and net gains on investment securities in fiscal 2011, 2012 and 2013 consist of the following:

	Millions of yen
	2011	2012	2013
Brokerage commissions	¥119	¥24	¥122
Net gains on investment securities	15,116	24,894	28,805
Dividends income	4,344	4,419	5,887

	¥19,579	¥29,337	¥34,814

Life Insurance Operations (Tables)	12 Months Ended
Mar. 31, 2013
Life Insurance Premiums and Related Investment Income

Life insurance premiums and related investment income in fiscal 2011, 2012 and 2013 consist of the following:

	Millions of yen
	2011	2012	2013
Life insurance premiums	¥107,860	¥116,836	¥130,187
Life insurance related investment income	10,343	11,375	8,539

	¥118,203	¥128,211	¥138,726

Other Operations (Tables)	12 Months Ended
Mar. 31, 2013
Other Operating Revenues and Other Operating Expenses

Other operating revenues and other operating expenses in fiscal 2011, 2012 and 2013 consist of the following:

	Millions of yen
Other operating revenues:	2011	2012	2013
Revenues from the vehicle maintenance and management services	¥40,760	¥40,168	¥40,472
Revenues from commissions for M&A advisory services, financing advice, financial restructuring advisory services and related services	50,319	46,165	54,374
Revenues from private equity investment	—	—	37,970
Revenues from environment and energy related business	19,563	21,202	29,812
Revenues from facilities management of golf courses	23,163	23,061	23,479
Revenues from facilities management of hotels and Japanese inns	27,966	29,355	31,093
Other	90,673	104,054	119,310

	¥252,444	¥264,005	¥336,510

	Millions of yen
Other operating expenses:	2011	2012	2013
Expenses from the vehicle maintenance and management services	¥33,790	¥31,752	¥29,669
Expenses from private equity investment	—	—	33,714
Expenses from environment and energy related business	17,254	18,056	23,142
Expenses from facilities management of golf courses	21,012	20,418	21,130
Expenses from facilities management of hotels and Japanese inns	26,690	26,038	26,959
Other	48,303	56,563	65,532

	¥147,049	¥152,827	¥200,146

Discontinued Operations (Tables)	12 Months Ended
Mar. 31, 2013
Discontinued Operations

Discontinued operations in fiscal 2011, 2012 and 2013 consist of the following:

	Millions of yen
	2011	2012	2013
Revenues	¥52,144	¥24,211	¥10,825

Income from discontinued operations, net*	13,924	(466)	(125)
Provision for income taxes	(7,530)	2,086	321

Discontinued operations, net of applicable tax effect	¥6,394	¥1,620	¥196

*	Income from discontinued operations, net includes aggregate gains on sales of subsidiaries, business units, and rental properties in the amount of ¥14,393 million, ¥4,170 million and ¥6,805 million in fiscal 2011, 2012 and 2013, respectively.

Per Share Data (Tables)	12 Months Ended
Mar. 31, 2013
Reconciliation of Differences Between Basic and Diluted Earnings Per Share (EPS)

Reconciliation of the differences between basic and diluted earnings per share (EPS) in fiscal 2011, 2012 and 2013 is as follows:

In fiscal 2011, the diluted EPS calculation excludes stock options for 11,391 thousand shares, as they were antidilutive. In fiscal 2012, the diluted EPS calculation excludes stock options for 9,820 thousand shares, as they were antidilutive. In fiscal 2013, the diluted EPS calculation excludes stock options for 9,010 thousand shares, as they were antidilutive.

	Millions of yen
	2011	2012	2013
Income attributable to ORIX Corporation shareholders from continuing operations	¥59,567	¥81,154	¥112,116
Effect of dilutive securities
Expense related to convertible bond	2,392	2,364	1,329

Income from continuing operations for diluted EPS computation	¥61,959	¥83,518	¥113,445

	Thousands of shares
	2011	2012	2013
Weighted-average shares	1,074,890	1,075,095	1,087,883
Effect of dilutive securities
Conversion of convertible bond	244,119	244,104	206,635
Exercise of stock options	1,068	1,228	1,546

Weighted-average shares for diluted EPS computation	1,320,077	1,320,427	1,296,064

	Yen
	2011	2012	2013
Earnings per share for income attributable to ORIX Corporation shareholders from continuing operations:
Basic	¥55.42	¥75.49	¥103.06
Diluted	46.94	63.25	87.53

Derivative Financial Instruments and Hedging (Tables)	12 Months Ended
Mar. 31, 2013
Effect of Derivative Instruments on Consolidated Statements of Income, Pre-tax

The effect of derivative instruments on the consolidated statements of income, pre-tax, for fiscal 2011 is as follows.

(1) Cash flow hedges

	Gains (losses) recognized in other comprehensive income on derivative (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Interest rate swap agreements	¥598	Interest on loans and investment securities/Interest expense	¥313	—	¥0

Foreign exchange contracts	526	Foreign currency transaction loss	(291)	—	0

Foreign currency swap agreements	(2,623)	Interest on loans and investment securities/Interest expense/Foreign currency transaction loss	(383)	—	0

(2) Fair value hedges

	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥1,986	Interest on loans and investment securities/Interest expense	¥(2,217)	Interest on loans and investment securities/Interest expense

Foreign exchange contracts	8,765	Foreign currency transaction loss	(8,765)	Foreign currency transaction loss

Foreign currency swap agreements	4,297	Foreign currency transaction loss	(4,297)	Foreign currency transaction loss

Foreign currency long-term debt	1,193	Foreign currency transaction loss	(1,193)	Foreign currency transaction loss

(3) Hedges of net investment in foreign operations

	Gains (losses) recognized in other comprehensive income on derivative and others (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative and others (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Foreign exchange contracts	¥4,468	Gains on sales of subsidiaries and affiliates and liquidation losses, net	¥39	—	¥0
Borrowings and bonds in local currency	3,711	—	0	—	0

(4) Trading derivatives or derivatives not designated as hedging instruments

	Gains (losses) recognized in income on derivative
	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥34	Other operating revenues/expenses
Foreign currency swap agreements	(10)	Other operating revenues/expenses
Futures	1,897	Brokerage commissions and net gains on investment securities
Foreign exchange contracts	(245)	Brokerage commissions and net gains on investment securities
Credit derivatives held/written	(675)	Other operating revenues/expenses
Options held/written, Caps held and other	660	Other operating revenues/expenses

The effect of derivative instruments on the consolidated statements of income, pre-tax, for fiscal 2012 is as follows.

(1) Cash flow hedges

	Gains (losses) recognized in other comprehensive income on derivative (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Interest rate swap agreements	¥(489)	Interest on loans and investment securities/Interest expense	¥44	—	¥0

Foreign exchange contracts	(526)	Foreign currency transaction loss	(696)	—	0

Foreign currency swap agreements	(409)	Interest on loans and investment securities/Interest expense/Foreign currency transaction loss	1,031	—	0

(2) Fair value hedges

	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥4,072	Interest on loans and investment securities/Interest expense	¥(4,337)	Interest on loans and investment securities/Interest expense
Foreign exchange contracts	972	Foreign currency transaction loss	(972)	Foreign currency transaction loss

Foreign currency swap agreements	227	Foreign currency transaction loss	(227)	Foreign currency transaction loss
Foreign currency long-term-debt	69	Foreign currency transaction loss	(69)	Foreign currency transaction loss

(3) Hedges of net investment in foreign operations

	Gains (losses) recognized in other comprehensive income on derivative and others (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative and others (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Foreign exchange contracts	¥(1,198)	—	¥0	—	¥0
Borrowings and bonds in local currency	1,348	—	0	—	0

(4) Trading derivatives or derivatives not designated as hedging instruments

	Gains (losses) recognized in income on derivative
	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥23	Other operating revenues/expenses
Foreign currency swap agreements	24	Other operating revenues/expenses
Futures	(1,056)	Brokerage commissions and net gains on investment securities
Foreign exchange contracts	615	Brokerage commissions and net gains on investment securities
Credit derivatives held/written	(92)	Other operating revenues/expenses
Options held/written, Caps held and other	137	Other operating revenues/expenses

The effect of derivative instruments on the consolidated statements of income, pre-tax, for fiscal 2013 is as follows.

(1) Cash flow hedges

	Gains (losses) recognized in other comprehensive income on derivative (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Interest rate swap agreements	¥(249)	Interest on loans and investment securities/Interest expense	¥6	—	¥0

Foreign exchange contracts	(1,546)	Foreign currency transaction loss	73	—	0

Foreign currency swap agreements	960	Interest on loans and investment securities/Interest expense/Foreign currency transaction loss	(1,231)	Foreign currency transaction loss	(69)

(2) Fair value hedges

	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥76	Interest on loans and investment securities/Interest expense	¥(120)	Interest on loans and investment securities/Interest expense

Foreign exchange contracts	(8,828)	Foreign currency transaction loss	8,828	Foreign currency transaction loss

Foreign currency swap agreements	(2,352)	Foreign currency transaction loss	2,349	Foreign currency transaction loss

Foreign currency long-term-debt	172	Foreign currency transaction loss	(172)	Foreign currency transaction loss

(3) Hedges of net investment in foreign operations

	Gains (losses) recognized in other comprehensive income on derivative and others (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative and others (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Foreign exchange contracts	¥(11,524)	Gains on sales of subsidiaries and affiliates and liquidation losses, net	¥1,425	—	¥0
Borrowings and bonds in local currency	(19,637)	Gains on sales of subsidiaries and affiliates and liquidation losses, net	3,464	—	0

(4) Trading derivatives or derivatives not designated as hedging instruments

	Gains (losses) recognized in income on derivative
	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥8	Other operating revenues/expenses
Futures	(504)	Brokerage commissions and net gains on investment securities
Foreign exchange contracts	(236)	Brokerage commissions and net gains on investment securities
Credit derivatives held/written	344	Other operating revenues/expenses
Options held/written, Caps held and other	992	Other operating revenues/expenses

Notional Amounts of Derivative Instruments and Fair Values of Derivative Instruments in Consolidated Balance Sheets

Notional amounts of derivative instruments and other, fair values of derivative instruments and other in consolidated balance sheets at March 31, 2012 and 2013 are as follows.

March 31, 2012

		Asset derivatives		Liability derivatives
	Notional amount	Fair value	Consolidated balance sheets location	Fair value	Consolidated balance sheets location
	Millions of yen	Millions of yen		Millions of yen
Derivatives designated as hedging instruments and other:
Interest rate swap agreements	¥234,523	¥4,624	Other receivables	¥1,253	Trade notes, accounts payable and other liabilities
Futures, Foreign exchange contracts	90,813	325	Other receivables	4,985	Trade notes, accounts payable and other liabilities
Foreign currency swap agreements	87,480	5,540	Other receivables	5,432	Trade notes, accounts payable and other liabilities
Foreign currency long-term-debt	152,508	0	—	0	—
Trading derivatives or derivatives not designated as hedging instruments:
Interest rate swap agreements	¥1,329	¥0	—	¥24	Trade notes, accounts payable and other liabilities
Options held/written, Caps held and other	157,134	5,924	Other receivables	4,430	Trade notes, accounts payable and other liabilities
Futures, Foreign exchange contracts	188,446	702	Other receivables	512	Trade notes, accounts payable and other liabilities
Credit derivatives held	9,913	97	Other receivables	23	Trade notes, accounts payable and other liabilities

March 31, 2013

		Asset derivatives		Liability derivatives
	Notional amount	Fair value	Consolidated balance sheets location	Fair value	Consolidated balance sheets location
	Millions of yen	Millions of yen		Millions of yen
Derivatives designated as hedging instruments and other:
Interest rate swap agreements	¥264,434	¥4,654	Other receivables	¥1,451	Trade notes, accounts payable and other liabilities
Futures, Foreign exchange contracts	191,980	838	Other receivables	4,624	Trade notes, accounts payable and other liabilities
Foreign currency swap agreements	83,000	2,890	Other receivables	8,263	Trade notes, accounts payable and other liabilities
Foreign currency long- term-debt	161,379	0	—	0	—
Trading derivatives or derivatives not designated as hedging instruments:
Interest rate swap agreements	¥1,294	¥0	—	¥8	Trade notes, accounts payable and other liabilities
Options held/written and other	217,999	5,654	Other receivables	3,530	Trade notes, accounts payable and other liabilities
Futures, Foreign exchange contracts	41,363	192	Other receivables	61	Trade notes, accounts payable and other liabilities
Credit derivatives held/written	20,161	370	Other receivables	100	Trade notes, accounts payable and other liabilities

Disclosure of Credit Derivatives

The Company and its subsidiaries have contracted credit derivatives for the purpose of trading. Details of credit derivatives written are as follows as of March 31, 2013 and there are no credit derivatives written as of March 31, 2012.

March 31, 2013

Types of derivatives	The events or circumstances that would require the seller to perform under the credit derivative	Maximum potential amount of future payment under the credit derivative	Approximate remaining term of the credit derivative	Fair value of the credit derivative
		Millions of yen		Millions of yen
Credit default swap	In case of credit event (bankruptcy, failure to pay, restructuring) occurring in underlying reference company*	¥832	Less than five years	¥(29)

*	Underlying reference company’s credit ratings are Caa1 or better rated by rating agencies as of March 31, 2013.

Estimated Fair Value of Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2013
Financial Instruments and Derivatives Financial Instruments, Except for Investment in Direct Financing Leases, Investment in Subsidiaries and Affiliates, Pension Obligations and Insurance Contracts

The following information is provided to help readers gain an understanding of the relationship between amounts reported in the accompanying consolidated financial statements and the related market or fair value.

The disclosures include financial instruments and derivative financial instruments, other than investment in direct financing leases, investment in subsidiaries and affiliates, pension obligations and insurance contracts.

March 31, 2012

	Millions of yen
	Carrying amount	Estimated fair value	Level 1	Level 2	Level 3
Trading instruments
Trading securities	¥12,817	¥12,817	¥384	¥12,433	¥0
Futures, Foreign exchange contracts:
Assets	692	692	649	43	0
Liabilities	482	482	412	70	0
Credit derivatives held:
Assets	97	97	0	97	0
Liabilities	23	23	0	23	0
Options held/written, Caps held and other:
Assets	5,924	5,924	0	631	5,293
Liabilities	4,430	4,430	0	4,430	0
Non-trading instruments
Assets:
Cash and cash equivalents	¥786,892	¥786,892	¥786,892	¥0	¥0
Restricted cash	123,295	123,295	123,295	0	0
Time deposits	24,070	24,070	0	24,070	0
Installment loans (net of allowance for probable loan losses)	2,650,162	2,669,196	0	78,934	2,590,262
Investment in securities:
Practicable to estimate fair value	935,495	938,314	173,056	521,603	243,655
Not practicable to estimate fair value*	199,078	199,078	0	0	0
Liabilities:
Short-term debt	¥457,973	¥457,973	¥0	¥457,973	¥0
Deposits	1,103,514	1,107,440	0	1,107,440	0
Long-term debt	4,267,480	4,262,612	0	1,491,620	2,770,992
Futures, Foreign exchange contracts:
Assets	335	335	0	335	0
Liabilities	5,015	5,015	0	5,015	0
Foreign currency swap agreements:
Assets	5,540	5,540	0	5,540	0
Liabilities	5,432	5,432	0	5,432	0
Interest rate swap agreements:
Assets	4,624	4,624	0	4,624	0
Liabilities	1,277	1,277	0	1,277	0

*	The fair value of investment securities of ¥199,078 million was not estimated, as it was not practical.

March 31, 2013

	Millions of yen
	Carrying amount	Estimated fair value	Level 1	Level 2	Level 3
Trading instruments
Trading securities	¥33,041	¥33,041	¥2,184	¥30,857	¥0
Futures, Foreign exchange contracts:
Assets	147	147	147	0	0
Liabilities	0	0	0	0	0
Credit derivatives held/written:
Assets	370	370	0	370	0
Liabilities	100	100	0	100	0
Options held/written and other:
Assets	5,654	5,654	0	3,555	2,099
Liabilities	3,530	3,530	0	3,530	0
Non-trading instruments
Assets:
Cash and cash equivalents	¥826,296	¥826,296	¥826,296	¥0	¥0
Restricted cash	106,919	106,919	106,919	0	0
Time deposits	8,356	8,356	0	8,356	0
Installment loans (net of allowance for probable loan losses)	2,602,737	2,625,132	0	82,125	2,543,007
Investment in securities:
Practicable to estimate fair value	852,550	861,570	166,398	552,394	142,778
Not practicable to estimate fair value*	208,077	208,077	0	0	0
Liabilities:
Short-term debt	¥420,726	¥420,726	¥0	¥420,726	¥0
Deposits	1,078,587	1,081,273	0	1,081,273	0
Long-term debt	4,061,534	4,081,912	0	1,486,219	2,595,693
Futures, Foreign exchange contracts:
Assets	883	883	0	883	0
Liabilities	4,685	4,685	0	4,685	0
Foreign currency swap agreements:
Assets	2,890	2,890	0	2,890	0
Liabilities	8,263	8,263	0	8,263	0
Interest rate swap agreements:
Assets	4,654	4,654	0	4,654	0
Liabilities	1,459	1,459	0	1,459	0

*	The fair value of investment securities of ¥208,077 million was not estimated, as it was not practical.

Commitments, Guarantees and Contingent Liabilities (Tables)	12 Months Ended
Mar. 31, 2013
Minimum Future Rentals on Non-Cancelable Operating Leases

The minimum future rentals on non-cancelable operating leases are as follows:

Years ending March 31,	Millions of yen
2014	¥4,036
2015	3,576
2016	3,300
2017	3,199
2018	2,866
Thereafter	19,283

Total	¥36,260

Amounts Due under Non Cancelable Contracts	As of March 31, 2013, the amounts due are as follows:

Years ending March 31,	Millions of yen
2014	¥179
2015	97
2016	36

Total	¥312

Summary of Potential Future Payments, Book Value Recorded as Guarantee Liabilities of Guarantee Contracts Outstanding and Maturity of Longest Guarantee Contracts

The following table represents the summary of potential future payments, book value recorded as guarantee liabilities of the guarantee contracts outstanding and maturity of the longest guarantee contracts as of March 31, 2012 and 2013:

	2012			2013
	Millions of yen		Fiscal year	Millions of yen		Fiscal year
Guarantees	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract
Corporate loans	¥360,436	¥1,577	2026	¥316,650	¥2,587	2026
Transferred loans	162,554	3,869	2043	196,162	4,246	2044
Consumer loans	0	0	—	77,034	8,085	2018
Housing loans	19,511	4,536	2051	29,510	7,437	2051
Other	1,991	7	2024	2,936	126	2024

Total	¥544,492	¥9,989	—	¥622,292	¥22,481	—

Segment Information (Tables)	12 Months Ended
Mar. 31, 2013
Financial Information of Segments

Financial information of the segments for the years ended March 31, 2011, 2012 and 2013 is as follows:

	Millions of yen
Year ended March 31, 2011	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Revenues	¥79,305	¥225,830	¥217,590	¥89,595	¥148,768	¥176,875	¥937,963
Interest revenue	23,830	189	13,181	24,083	28,171	34,839	124,293
Interest expense	12,877	4,998	18,098	6,639	8,980	16,931	68,523
Depreciation and amortization	5,605	98,577	16,587	1,743	8,769	27,662	158,943
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	12,718	1,955	1,131	6,734	1,409	3,226	27,173
Write-downs of long-lived assets	104	0	13,278	996	0	1,770	16,148
Increase (Decrease) in policy liabilities	0	0	0	0	(11,615)	0	(11,615)
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	487	157	2,585	1,333	52	13,382	17,996
Discontinued operations	121	0	7,845	6,849	199	76	15,090
Segment profits	10,035	26,203	54	13,212	21,811	45,639	116,954
Segment assets	968,327	502,738	1,539,814	506,011	1,653,704	972,224	6,142,818
Long-lived assets	37,919	312,261	1,016,039	45,139	42,686	193,724	1,647,768
Expenditures for long-lived assets	3,744	118,283	40,270	6,168	86	58,156	226,707
Investment in affiliates	15,993	710	84,325	55,151	110,375	106,813	373,367

	Millions of yen
Year ended March 31, 2012	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Revenues	¥72,449	¥231,951	¥222,631	¥73,293	¥160,071	¥187,240	¥947,635
Interest revenue	19,901	343	10,729	21,716	29,041	32,210	113,940
Interest expense	9,759	4,186	15,677	5,757	7,195	19,212	61,786
Depreciation and amortization	3,420	98,810	18,570	1,797	8,916	28,194	159,707
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	2,278	10	2,988	7,442	1,128	3,811	17,657
Write-downs of long-lived assets	793	0	11,311	713	0	798	13,615
Increase (Decrease) in policy liabilities	0	0	0	0	6,421	0	6,421
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	687	146	1,310	7,033	(9,996)	6,299	5,479
Discontinued operations	475	0	444	(3,331)	688	667	(1,057)
Segment profits	21,532	34,710	1,349	15,983	19,352	49,768	142,694
Segment assets	898,776	537,782	1,369,220	471,145	1,738,454	986,762	6,002,139
Long-lived assets	27,029	327,489	977,102	33,964	44,986	195,207	1,605,777
Expenditures for long-lived assets	909	126,779	22,945	507	14	63,506	214,660
Investment in affiliates	16,842	880	84,697	61,469	79,255	88,564	331,707

	Millions of yen
Year ended March 31, 2013	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Revenues	¥72,463	¥238,316	¥215,212	¥121,933	¥188,695	¥202,516	¥1,039,135
Interest revenue	17,535	426	9,062	22,573	45,854	35,830	131,280
Interest expense	9,547	4,258	12,352	4,509	6,674	18,249	55,589
Depreciation and amortization	2,380	106,485	19,741	2,297	10,631	31,695	173,229
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	131	123	(449)	5,532	2,611	2,438	10,386
Write-downs of long-lived assets	0	0	13,296	1,723	0	328	15,347
Increase (Decrease) in policy liabilities	0	0	0	0	20,990	0	20,990
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	1,145	176	(430)	7,251	4,680	9,521	22,343
Discontinued operations	0	0	4,063	(1,045)	632	432	4,082
Segment profits	24,754	36,091	5,582	34,937	43,209	52,756	197,329
Segment assets	892,738	599,075	1,111,810	416,569	1,970,972	1,211,500	6,202,664
Long-lived assets	27,415	381,816	864,754	49,441	92,817	280,218	1,696,461
Expenditures for long-lived assets	1,943	160,420	22,276	1,200	206	109,426	295,471
Investment in affiliates	18,020	1,459	73,141	65,713	25,205	143,019	326,557

Reconciliation of Segment Totals to Consolidated Financial Statement Amounts

The reconciliation of segment totals to consolidated financial statement amounts is as follows. Significant items to be reconciled are segment revenues, segment profits and segment assets. Other items do not have a significant difference between segment amounts and consolidated amounts.

	Millions of yen
	2011	2012	2013
Segment revenues:
Total revenues for segments	¥937,963	¥947,635	¥1,039,135
Revenues related to corporate assets	3,440	5,564	4,118
Revenues related to assets of certain VIEs	51,747	41,833	33,210
Revenues from discontinued operations	(52,144)	(24,211)	(10,825)

Total consolidated revenues	¥941,006	¥970,821	¥1,065,638

Segment profits:
Total profits for segments	¥116,954	¥142,694	¥197,329
Corporate interest expenses, general and administrative expenses	(11,852)	(14,690)	(23,133)
Corporate write-downs of securities	(615)	0	0
Corporate net gains (losses) on investment securities	203	0	0
Corporate other gains (losses)	(4,875)	(3,689)	(11,784)
Gains (losses) related to assets or liabilities of certain VIEs	(1,591)	2,583	2,832
Discontinued operations, pre-tax	(13,924)	466	125
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests, net of applicable tax effect	5,332	2,392	7,149

Total consolidated income before income taxes and discontinued operations	¥89,632	¥129,756	¥172,518

Segment assets:
Total assets for segments	¥6,142,818	¥6,002,139	¥6,202,664
Cash and cash equivalents, restricted cash and time deposits	855,340	934,257	941,571
Allowance for doubtful receivables on direct financing leases and probable loan losses	(154,150)	(136,588)	(104,264)
Other receivables	182,013	188,108	196,626
Other corporate assets	524,056	478,979	534,423
Assets of certain VIEs	1,011,833	865,935	668,690

Total consolidated assets	¥8,561,910	¥8,332,830	¥8,439,710

Geographical Revenues and Income Before Income Taxes

The following information represents geographical revenues and income before income taxes, which are attributed to geographic areas, based on the country location of the Company and its subsidiaries.

	Millions of yen
	Year Ended March 31, 2011
	Japan	America*2	Other*3	Difference between Geographic Total and Consolidated Amounts	Consolidated Amounts
Total Revenues	¥771,403	¥138,975	¥82,772	¥(52,144)	¥941,006
Income before Income Taxes*1	60,512	18,411	24,633	(13,924)	89,632

	Millions of yen
	Year Ended March 31, 2012
	Japan	America*2	Other*3	Difference between Geographic Total and Consolidated Amounts	Consolidated Amounts
Total Revenues	¥768,955	¥130,717	¥95,360	¥(24,211)	¥970,821
Income before Income Taxes*1	74,966	26,894	27,430	466	129,756

	Millions of yen
	Year Ended March 31, 2013
	Japan	America*2	Other*3	Difference between Geographic Total and Consolidated Amounts	Consolidated Amounts
Total Revenues	¥843,625	¥130,561	¥102,277	¥(10,825)	¥1,065,638
Income before Income Taxes*1	116,235	27,458	28,700	125	172,518

*Note:	1. Results of discontinued operations (pre-tax) are included in each amount attributed to each geographic area.
2. Mainly United States
3. Mainly Asia, Europe, Oceania and Middle East

Significant Accounting and Reporting Policies - Additional Information (Detail) (JPY ¥)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Significant Accounting Policies [Line Items]
A maximum lag period of recognizing the results of subsidiaries and affiliates	3 months
Increase in additional paid-in capital had such stock splits made prior to October 1, 2001	¥ 24,674,000,000
Advance and/or progress payments for development of condominiums for sale	34,556,000,000	69,816,000,000
Finished goods	6,933,000,000	9,838,000,000
Write-down of advance and/or progress payments for development of residential condominiums	3,377,000,000	4,039,000,000	9,844,000,000
Capitalized interest costs related to specific long-term development projects	1,707,000,000	2,395,000,000	3,646,000,000
Advertising expense	11,579,000,000	5,888,000,000	6,165,000,000
Decrease in income from continuing operations		(1,254,000,000)	(2,641,000,000)
Decrease of diluted earning per share for Net income attributable to ORIX Corporation		¥ (2)	¥ (0.95)
Decrease of basic earning per share for Net income attributable to ORIX Corporation		¥ (2.46)	¥ (1.17)
Stock split ratio	10
Adjustments for New Accounting Pronouncement | Assets
Significant Accounting Policies [Line Items]
Cumulative effect of adopting new accounting pronouncements	1,147,000,000,000
Adjustments for New Accounting Pronouncement | Liabilities
Significant Accounting Policies [Line Items]
Cumulative effect of adopting new accounting pronouncements	1,169,000,000,000
Adjustments for New Accounting Pronouncement | Retained Earnings
Significant Accounting Policies [Line Items]
Cumulative effect of adopting new accounting pronouncements	(22,000,000,000)
Investment in operating leases | Transportation equipment
Significant Accounting Policies [Line Items]
Estimated average useful lives	9 years
Investment in operating leases | Measuring and information-related equipment
Significant Accounting Policies [Line Items]
Estimated average useful lives	4 years
Investment in operating leases | Real Estate
Significant Accounting Policies [Line Items]
Estimated average useful lives	32 years
Investment in operating leases | Property, Plant and Equipment, Other Types
Significant Accounting Policies [Line Items]
Estimated average useful lives	7 years
Other Operating Assets
Significant Accounting Policies [Line Items]
Depreciation expenses	8,274,000,000	6,606,000,000	6,857,000,000
Accumulated depreciation	48,313,000,000	37,765,000,000
Other Operating Assets | Property, Plant and Equipment, Other Types | Maximum
Significant Accounting Policies [Line Items]
Estimated average useful lives	20 years
Other Operating Assets | Buildings | Maximum
Significant Accounting Policies [Line Items]
Estimated average useful lives	50 years
Other Operating Assets | Land improvement | Maximum
Significant Accounting Policies [Line Items]
Estimated average useful lives	60 years
Office Facilities
Significant Accounting Policies [Line Items]
Depreciation expenses	2,994,000,000	3,228,000,000	2,857,000,000
Accumulated depreciation	41,698,000,000	39,492,000,000
Office Facilities | Buildings and fixtures | Maximum
Significant Accounting Policies [Line Items]
Estimated average useful lives	62 years
Office Facilities | Machinery and equipment | Maximum
Significant Accounting Policies [Line Items]
Estimated average useful lives	20 years
Subsequent Event | Adjustments for New Accounting Pronouncement | Retained Earnings
Significant Accounting Policies [Line Items]
Cumulative effect of adopting new accounting pronouncements	(15,400,000,000)
Subsequent Event | Adjustments for New Accounting Pronouncement | Other Assets
Significant Accounting Policies [Line Items]
Cumulative effect of adopting new accounting pronouncements	¥ (22,000,000,000)

Recorded Amounts of Major Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	¥ 5,800
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	14,598		17,212
Financial assets	826,764		941,091
Derivative liabilities	18,037		16,659
Financial liabilities	18,037		16,659
Fair Value, Measurements, Recurring | Interest rate swap agreements
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	4,654		4,624
Derivative liabilities	1,459		1,277
Fair Value, Measurements, Recurring | Options Held (Written), Caps Held and Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	5,654		5,924
Derivative liabilities	3,530		4,430
Fair Value, Measurements, Recurring | Futures, Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	1,030		1,027
Derivative liabilities	4,685		5,497
Fair Value, Measurements, Recurring | Foreign currency swap agreements
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	2,890		5,540
Derivative liabilities	8,263		5,432
Fair Value, Measurements, Recurring | Credit derivatives held/written
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	370		97
Derivative liabilities	100		23
Fair Value, Measurements, Recurring | Loans Held-for-Sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	16,026	[1]	19,397	[1]
Fair Value, Measurements, Recurring | Trading securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	33,041		12,817
Fair Value, Measurements, Recurring | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	757,299		886,487
Fair Value, Measurements, Recurring | Available-for-sale securities | Japanese and foreign government bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	278,717		220,915
Fair Value, Measurements, Recurring | Available-for-sale securities | Japanese prefectural and foreign municipal bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	61,090		57,359
Fair Value, Measurements, Recurring | Available-for-sale securities | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	196,835		280,222
Fair Value, Measurements, Recurring | Available-for-sale securities | Specified bonds issued by SPEs in Japan
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	63,244		139,152
Fair Value, Measurements, Recurring | Available-for-sale securities | CMBS and RMBS in the U.S., and other asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	60,691		95,328
Fair Value, Measurements, Recurring | Available-for-sale securities | Other Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	8,311		8,410
Fair Value, Measurements, Recurring | Available-for-sale securities | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	88,411		85,101
Fair Value, Measurements, Recurring | Other securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	5,800		5,178
Fair Value, Measurements, Recurring | Other securities | Investment funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	5,800	[2]	5,178
Fair Value, Measurements, Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	147		649
Financial assets	168,729		174,089
Derivative liabilities	0		412
Financial liabilities	0		412
Fair Value, Measurements, Recurring | Level 1 | Interest rate swap agreements
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	0		0
Derivative liabilities	0		0
Fair Value, Measurements, Recurring | Level 1 | Options Held (Written), Caps Held and Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	0		0
Derivative liabilities	0		0
Fair Value, Measurements, Recurring | Level 1 | Futures, Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	147		649
Derivative liabilities	0		412
Fair Value, Measurements, Recurring | Level 1 | Foreign currency swap agreements
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	0		0
Derivative liabilities	0		0
Fair Value, Measurements, Recurring | Level 1 | Credit derivatives held/written
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	0		0
Derivative liabilities	0		0
Fair Value, Measurements, Recurring | Level 1 | Loans Held-for-Sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	0	[1]	0	[1]
Fair Value, Measurements, Recurring | Level 1 | Trading securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	2,184		384
Fair Value, Measurements, Recurring | Level 1 | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	166,398		173,056
Fair Value, Measurements, Recurring | Level 1 | Available-for-sale securities | Japanese and foreign government bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	98,990		105,353
Fair Value, Measurements, Recurring | Level 1 | Available-for-sale securities | Japanese prefectural and foreign municipal bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	0		33
Fair Value, Measurements, Recurring | Level 1 | Available-for-sale securities | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	0		0
Fair Value, Measurements, Recurring | Level 1 | Available-for-sale securities | Specified bonds issued by SPEs in Japan
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	0		0
Fair Value, Measurements, Recurring | Level 1 | Available-for-sale securities | CMBS and RMBS in the U.S., and other asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	0		0
Fair Value, Measurements, Recurring | Level 1 | Available-for-sale securities | Other Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	0		0
Fair Value, Measurements, Recurring | Level 1 | Available-for-sale securities | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	67,408		67,670
Fair Value, Measurements, Recurring | Level 1 | Other securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	0		0
Fair Value, Measurements, Recurring | Level 1 | Other securities | Investment funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	0	[2]	0
Fair Value, Measurements, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	12,352		11,270
Financial assets	513,158		518,054
Derivative liabilities	18,037		16,247
Financial liabilities	18,037		16,247
Fair Value, Measurements, Recurring | Level 2 | Interest rate swap agreements
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	4,654		4,624
Derivative liabilities	1,459		1,277
Fair Value, Measurements, Recurring | Level 2 | Options Held (Written), Caps Held and Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	3,555		631
Derivative liabilities	3,530		4,430
Fair Value, Measurements, Recurring | Level 2 | Futures, Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	883		378
Derivative liabilities	4,685		5,085
Fair Value, Measurements, Recurring | Level 2 | Foreign currency swap agreements
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	2,890		5,540
Derivative liabilities	8,263		5,432
Fair Value, Measurements, Recurring | Level 2 | Credit derivatives held/written
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	370		97
Derivative liabilities	100		23
Fair Value, Measurements, Recurring | Level 2 | Loans Held-for-Sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	16,026	[1]	19,397	[1]
Fair Value, Measurements, Recurring | Level 2 | Trading securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	30,857		12,433
Fair Value, Measurements, Recurring | Level 2 | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	453,923		469,776
Fair Value, Measurements, Recurring | Level 2 | Available-for-sale securities | Japanese and foreign government bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	179,727		115,562
Fair Value, Measurements, Recurring | Level 2 | Available-for-sale securities | Japanese prefectural and foreign municipal bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	61,090		57,326
Fair Value, Measurements, Recurring | Level 2 | Available-for-sale securities | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	190,311		277,310
Fair Value, Measurements, Recurring | Level 2 | Available-for-sale securities | Specified bonds issued by SPEs in Japan
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	0		0
Fair Value, Measurements, Recurring | Level 2 | Available-for-sale securities | CMBS and RMBS in the U.S., and other asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	1,792		2,147
Fair Value, Measurements, Recurring | Level 2 | Available-for-sale securities | Other Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	0		0
Fair Value, Measurements, Recurring | Level 2 | Available-for-sale securities | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	21,003		17,431
Fair Value, Measurements, Recurring | Level 2 | Other securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	0		5,178
Fair Value, Measurements, Recurring | Level 2 | Other securities | Investment funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	0	[2]	5,178
Fair Value, Measurements, Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	2,099		5,293
Financial assets	144,877		248,948
Derivative liabilities	0		0
Financial liabilities	0		0
Fair Value, Measurements, Recurring | Level 3 | Interest rate swap agreements
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	0		0
Derivative liabilities	0		0
Fair Value, Measurements, Recurring | Level 3 | Options Held (Written), Caps Held and Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	2,099		5,293
Derivative liabilities	0		0
Fair Value, Measurements, Recurring | Level 3 | Futures, Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	0		0
Derivative liabilities	0		0
Fair Value, Measurements, Recurring | Level 3 | Foreign currency swap agreements
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	0		0
Derivative liabilities	0		0
Fair Value, Measurements, Recurring | Level 3 | Credit derivatives held/written
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	0		0
Derivative liabilities	0		0
Fair Value, Measurements, Recurring | Level 3 | Loans Held-for-Sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	0	[1]	0	[1]
Fair Value, Measurements, Recurring | Level 3 | Trading securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	0		0
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	136,978		243,655
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale securities | Japanese and foreign government bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	0		0
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale securities | Japanese prefectural and foreign municipal bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	0		0
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale securities | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	6,524		2,912
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale securities | Specified bonds issued by SPEs in Japan
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	63,244		139,152
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale securities | CMBS and RMBS in the U.S., and other asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	58,899		93,181
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale securities | Other Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	8,311		8,410
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale securities | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	0		0
Fair Value, Measurements, Recurring | Level 3 | Other securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	5,800		0
Fair Value, Measurements, Recurring | Level 3 | Other securities | Investment funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	¥ 5,800	[2]	¥ 0

[1]	A subsidiary elected the fair value option under ASC 825-10 ("Financial Instruments-Fair Value Option") on the loans held for sale originated on or after October 1, 2011. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association ("Fannie Mae") or institutional investors. Included in other operating revenues in the consolidated statements of income are gains from the change in the fair value of the loans of ¥1,024 million for the fiscal year ended March 31, 2012 and losses from the change in the fair value of the loans of ¥628 million for the fiscal year ended March 31, 2013. No gains or losses were recognized in earnings during the fiscal year ended March 31, 2012 and the fiscal year ended March 31, 2013, attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value at March 31, 2012, are ¥18,326 million and ¥19,397 million, respectively, and the amount of the aggregate fair value exceeds the amount of aggregate unpaid principal balance by ¥1,071 million. The amounts of aggregate unpaid principal balance and aggregate fair value at March 31, 2013, are ¥15,535 million and ¥16,026 million, respectively, and the amount of the aggregate fair value exceeds the amount of aggregate unpaid principal balance by ¥491 million. As of March 31, 2012 and 2013, there are no loans that are 90 days or more past due, in non-accrual status, or both.
[2]	A subsidiary elected the fair value option under ASC 825-10 ("Financial Instruments-Fair Value Option") for certain funds purchased at a discount on the secondary market and an investment in a drug royalty trust, which were made on or after April 1, 2012. Included in brokerage commissions and net gains on investment securities in the consolidated statements of income are gains from the change in the fair value of those investments of ¥670 million for the year ended March 31, 2013.

Recorded Amounts of Major Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gain (loss) from change in fair value of loans	¥ 670
Aggregate unpaid loan principal balance	17,939	20,145
Aggregate loan fair value	16,026	19,397
Amount by which aggregate fair value of loan exceeds aggregate unpaid principal balance	491	1,071
Loans Held-for-Sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gain (loss) from change in fair value of loans	(628)	1,024
Aggregate unpaid loan principal balance	¥ 15,535	¥ 18,326

Reconciliation of Financial Assets Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Ending Balance	¥ 144,877		¥ 248,948
Trading securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance					53
Gains or losses (realized/ unrealized), included in earnings					(26)	[1]
Gains or losses (realized/ unrealized), included in other comprehensive income					(2)	[2]
Gains or losses (realized/ unrealized), total					(28)
Purchase, sales, and settlements (net)					(25)
Transfers in and/or out of Level 3 (net)					0	[3]
Ending Balance					0
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period					0	[1]
Available-for-sale securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	243,655		315,676		401,804
Gains or losses (realized/ unrealized), included in earnings	(9,225)	[1]	(1,262)	[1]	(6,242)	[1]
Gains or losses (realized/ unrealized), included in other comprehensive income	7,693	[2]	1,443	[2]	(3,248)	[2]
Gains or losses (realized/ unrealized), total	(1,532)		181		(9,490)
Purchases	19,294		63,980
Purchase, sales, and settlements (net)					(33,102)
Sales	(10,564)		(18,054)
Settlements	(113,875)		(118,596)
Transfers in and/or out of Level 3 (net)	0	[3]	468	[3]	(43,536)	[3]
Ending Balance	136,978		243,655		315,676
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	(9,783)	[1]	(2,429)	[1]	(5,848)	[1]
Available-for-sale securities | Corporate debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	2,912		2,573		6,841
Gains or losses (realized/ unrealized), included in earnings	(508)	[1]	(18)	[1]	(34)	[1]
Gains or losses (realized/ unrealized), included in other comprehensive income	908	[2]	108	[2]	(83)	[2]
Gains or losses (realized/ unrealized), total	400		90		(117)
Purchases	3,942		2,549
Purchase, sales, and settlements (net)					(2,094)
Sales	(432)		(431)
Settlements	(298)		(2,337)
Transfers in and/or out of Level 3 (net)	0	[3]	468	[3]	(2,057)	[3]
Ending Balance	6,524		2,912		2,573
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	(456)	[1]	(35)	[1]	(72)	[1]
Available-for-sale securities | Specified bonds issued by SPEs in Japan
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	139,152		222,314		246,305
Gains or losses (realized/ unrealized), included in earnings	(9,228)	[1]	(3,066)	[1]	(5,195)	[1]
Gains or losses (realized/ unrealized), included in other comprehensive income	(15)	[2]	2,178	[2]	351	[2]
Gains or losses (realized/ unrealized), total	(9,243)		(888)		(4,844)
Purchases	5,419		6,668
Purchase, sales, and settlements (net)					(27,076)
Sales	(9)		(9,625)
Settlements	(72,075)		(79,317)
Transfers in and/or out of Level 3 (net)	0	[3]	0	[3]	7,929	[3]
Ending Balance	63,244		139,152		222,314
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	(8,095)	[1]	(3,397)	[1]	(5,275)	[1]
Available-for-sale securities | CMBS and RMBS in the U.S., and other asset-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	93,181		85,283		143,176
Gains or losses (realized/ unrealized), included in earnings	(369)	[1]	1,822	[1]	(1,013)	[1]
Gains or losses (realized/ unrealized), included in other comprehensive income	5,381	[2]	(1,056)	[2]	(3,540)	[2]
Gains or losses (realized/ unrealized), total	5,012		766		(4,553)
Purchases	9,933		49,072
Purchase, sales, and settlements (net)					(3,932)
Sales	(7,725)		(7,998)
Settlements	(41,502)		(33,942)
Transfers in and/or out of Level 3 (net)	0	[3]	0	[3]	(49,408)	[3]
Ending Balance	58,899		93,181		85,283
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	(1,232)	[1]	1,003	[1]	(501)	[1]
Available-for-sale securities | Other Debt Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	8,410		5,506		5,482
Gains or losses (realized/ unrealized), included in earnings	880	[1]	0	[1]	0	[1]
Gains or losses (realized/ unrealized), included in other comprehensive income	1,419	[2]	213	[2]	24	[2]
Gains or losses (realized/ unrealized), total	2,299		213		24
Purchases	0		5,691
Purchase, sales, and settlements (net)					0
Sales	(2,398)		0
Settlements	0		(3,000)
Transfers in and/or out of Level 3 (net)	0	[3]	0	[3]	0	[3]
Ending Balance	8,311		8,410		5,506
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	0	[1]	0	[1]	0	[1]
Derivative Financial Instruments, Assets and Liabilities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	5,293		2,946		493
Gains or losses (realized/ unrealized), included in earnings	(3,194)	[1]	2,159	[1]	(206)	[1]
Gains or losses (realized/ unrealized), included in other comprehensive income	0	[2]	0	[2]	0	[2]
Gains or losses (realized/ unrealized), total	(3,194)		2,159		(206)
Purchases	0		0
Purchase, sales, and settlements (net)					0
Sales	0		0
Settlements	0		188
Transfers in and/or out of Level 3 (net)	0	[3]	0	[3]	2,659	[3]
Ending Balance	2,099		5,293		2,946
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	(3,194)	[1]	2,159	[1]	(206)	[1]
Derivative Financial Instruments, Assets and Liabilities | Options Held (Written), Caps Held and Other
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	5,293		3,134		0
Gains or losses (realized/ unrealized), included in earnings	(3,194)	[1]	2,159	[1]	475	[1]
Gains or losses (realized/ unrealized), included in other comprehensive income	0	[2]	0	[2]	0	[2]
Gains or losses (realized/ unrealized), total	(3,194)		2,159		475
Purchases	0		0
Purchase, sales, and settlements (net)					0
Sales	0		0
Settlements	0		0
Transfers in and/or out of Level 3 (net)	0	[3]	0	[3]	2,659	[3]
Ending Balance	2,099		5,293		3,134
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	(3,194)	[1]	2,159	[1]	475	[1]
Derivative Financial Instruments, Assets and Liabilities | Credit derivatives held/written
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance			(188)		493
Gains or losses (realized/ unrealized), included in earnings			0	[1]	(681)	[1]
Gains or losses (realized/ unrealized), included in other comprehensive income			0	[2]	0	[2]
Gains or losses (realized/ unrealized), total			0		(681)
Purchases			0
Purchase, sales, and settlements (net)					0
Sales			0
Settlements			188
Transfers in and/or out of Level 3 (net)			0	[3]	0	[3]
Ending Balance			0		(188)
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period			0	[1]	(681)	[1]
Other securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	0
Gains or losses (realized/ unrealized), included in earnings	670	[1]
Gains or losses (realized/ unrealized), included in other comprehensive income	825	[2]
Gains or losses (realized/ unrealized), total	1,495
Purchases	5,018
Sales	(713)
Settlements	0
Transfers in and/or out of Level 3 (net)	0	[3]
Ending Balance	5,800
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	670	[1]
Other securities | Investment funds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	0
Gains or losses (realized/ unrealized), included in earnings	670	[1]
Gains or losses (realized/ unrealized), included in other comprehensive income	825	[2]
Gains or losses (realized/ unrealized), total	1,495
Purchases	5,018
Sales	(713)
Settlements	0
Transfers in and/or out of Level 3 (net)	0	[3]
Ending Balance	5,800
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	¥ 670	[1]

[1]	*1 Principally, gains and losses from trading securities are included in "brokerage commissions and net gains on investment securities"; available-for-sale securities are included in "write-downs of securities" or "life insurance premiums and related investment income"; other securities are included in "brokerage commissions and net gains on investment securities" and derivative assets and liabilities (net) are included in "other operating revenues/expenses," respectively. Also, for available-for-sale securities, amortization of interest recognized in interest on loans and investment securities is included in these columns.
[2]	Unrealized gains and losses from available-for-sale securities are included in "Net change of unrealized gains (losses) on investment in securities."
[3]	The amount reported in "Transfers in and/or out of Level 3 (net)" is the fair value at the beginning of quarter during which the transfers occur.

Fair Value Measurements - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 Specified bonds issued by SPEs in Japan	Mar. 31, 2013 CMBS and RMBS in the U.S., and other asset-backed securities	Mar. 31, 2013 Variable Interest Entity, Primary Beneficiary Specified bonds issued by SPEs in Japan	Mar. 31, 2012 Corporate debt securities
Fair Value Assets Liabilities Measured On Recurring Basis [Line Items]
Transfers into Level 3 increase/ (decrease)	¥ (1,296)	¥ (49,408)	¥ 9,225
Corporate debt securities transferred from Level 2 to Level 3				¥ 468

Recorded Amounts of Major Assets and Liabilities Measured at Fair Value on Nonrecurring Basis (Detail) (Fair Value, Measurements, Nonrecurring, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	¥ 98,073	¥ 135,298
Unlisted securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis		9,715
Real Estate Collateral Dependent Loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	60,564	73,319
Investment in Operating Leases and Other Operating Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	21,960	16,159
Land And Buildings Undeveloped Or Under Construction
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	11,845	20,445
Certain investment in affiliates
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	3,704	15,660
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	0	10,775
Level 1 | Unlisted securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis		0
Level 1 | Real Estate Collateral Dependent Loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	0	0
Level 1 | Investment in Operating Leases and Other Operating Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	0	0
Level 1 | Land And Buildings Undeveloped Or Under Construction
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	0	0
Level 1 | Certain investment in affiliates
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	0	10,775
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	0	0
Level 2 | Unlisted securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis		0
Level 2 | Real Estate Collateral Dependent Loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	0	0
Level 2 | Investment in Operating Leases and Other Operating Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	0	0
Level 2 | Land And Buildings Undeveloped Or Under Construction
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	0	0
Level 2 | Certain investment in affiliates
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	0	0
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	98,073	124,523
Level 3 | Unlisted securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis		9,715
Level 3 | Real Estate Collateral Dependent Loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	60,564	73,319
Level 3 | Investment in Operating Leases and Other Operating Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	21,960	16,159
Level 3 | Land And Buildings Undeveloped Or Under Construction
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	11,845	20,445
Level 3 | Certain investment in affiliates
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	¥ 3,704	¥ 4,885

Information of Major Financial Assets and Liabilities about Significant Unobservable Inputs Measured at Fair Value on Recurring Basis (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013 Available-for-sale securities	Mar. 31, 2012 Available-for-sale securities	Mar. 31, 2011 Available-for-sale securities	Mar. 31, 2010 Available-for-sale securities	Mar. 31, 2013 Available-for-sale securities Corporate debt securities Discounted Cash Flows Valuation Technique	Mar. 31, 2012 Available-for-sale securities Corporate debt securities Discounted Cash Flows Valuation Technique	Mar. 31, 2013 Available-for-sale securities Corporate debt securities Appraisals/Broker Quotes Valuation Technique	Mar. 31, 2012 Available-for-sale securities Corporate debt securities Appraisals/Broker Quotes Valuation Technique	Mar. 31, 2013 Available-for-sale securities Specified bonds issued by SPEs in Japan Discounted Cash Flows Valuation Technique	Mar. 31, 2012 Available-for-sale securities Specified bonds issued by SPEs in Japan Discounted Cash Flows Valuation Technique	Mar. 31, 2013 Available-for-sale securities Specified bonds issued by SPEs in Japan Appraisals/Broker Quotes Valuation Technique	Mar. 31, 2012 Available-for-sale securities Specified bonds issued by SPEs in Japan Appraisals/Broker Quotes Valuation Technique	Mar. 31, 2013 Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities	Mar. 31, 2012 Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities	Mar. 31, 2013 Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities Discounted Cash Flows Valuation Technique	Mar. 31, 2012 Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities Discounted Cash Flows Valuation Technique	Mar. 31, 2013 Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities Appraisals/Broker Quotes Valuation Technique	Mar. 31, 2012 Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities Appraisals/Broker Quotes Valuation Technique	Mar. 31, 2013 Available-for-sale securities Other Debt Securities Discounted Cash Flows Valuation Technique	Mar. 31, 2012 Available-for-sale securities Other Debt Securities Discounted Cash Flows Valuation Technique	Mar. 31, 2013 Derivative assets Discounted Cash Flows Valuation Technique	Mar. 31, 2012 Derivative assets Discounted Cash Flows Valuation Technique	Mar. 31, 2013 Other securities	Mar. 31, 2012 Other securities	Mar. 31, 2013 Other securities Investment funds Discounted Cash Flows Valuation Technique	Mar. 31, 2012 Minimum Available-for-sale securities Corporate debt securities Discounted Cash Flows Valuation Technique	Mar. 31, 2013 Minimum Available-for-sale securities Specified bonds issued by SPEs in Japan Discounted Cash Flows Valuation Technique	Mar. 31, 2012 Minimum Available-for-sale securities Specified bonds issued by SPEs in Japan Discounted Cash Flows Valuation Technique	Mar. 31, 2013 Minimum Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities	Mar. 31, 2012 Minimum Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities	Mar. 31, 2013 Minimum Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities Discounted Cash Flows Valuation Technique	Mar. 31, 2012 Minimum Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities Discounted Cash Flows Valuation Technique	Mar. 31, 2012 Minimum Available-for-sale securities Other Debt Securities Discounted Cash Flows Valuation Technique	Mar. 31, 2013 Minimum Derivative assets Discounted Cash Flows Valuation Technique	Mar. 31, 2012 Minimum Derivative assets Discounted Cash Flows Valuation Technique	Mar. 31, 2013 Minimum Other securities Investment funds Discounted Cash Flows Valuation Technique	Mar. 31, 2013 Maximum Available-for-sale securities Corporate debt securities Discounted Cash Flows Valuation Technique	Mar. 31, 2012 Maximum Available-for-sale securities Corporate debt securities Discounted Cash Flows Valuation Technique	Mar. 31, 2013 Maximum Available-for-sale securities Specified bonds issued by SPEs in Japan Discounted Cash Flows Valuation Technique	Mar. 31, 2012 Maximum Available-for-sale securities Specified bonds issued by SPEs in Japan Discounted Cash Flows Valuation Technique	Mar. 31, 2013 Maximum Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities	Mar. 31, 2012 Maximum Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities	Mar. 31, 2013 Maximum Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities Discounted Cash Flows Valuation Technique	Mar. 31, 2012 Maximum Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities Discounted Cash Flows Valuation Technique	Mar. 31, 2013 Maximum Available-for-sale securities Other Debt Securities Discounted Cash Flows Valuation Technique	Mar. 31, 2013 Maximum Derivative assets Discounted Cash Flows Valuation Technique	Mar. 31, 2012 Maximum Derivative assets Discounted Cash Flows Valuation Technique	Mar. 31, 2013 Maximum Other securities Investment funds Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 144,877	¥ 248,948	¥ 136,978	¥ 243,655	¥ 315,676	¥ 401,804	¥ 974	¥ 1,088	¥ 5,550	¥ 1,824	¥ 60,013	¥ 118,624	¥ 3,231	¥ 20,528			¥ 30,804	¥ 63,436	¥ 28,095	¥ 29,745	¥ 8,311	¥ 8,410	¥ 2,099	¥ 5,293	¥ 5,800	¥ 0	¥ 5,800
Valuation Technique(s)							Discounted cash flows	Discounted cash flows	Appraisals/Broker quotes	Appraisals/Broker quotes	Discounted cash flows	Discounted cash flows	Appraisals/Broker quotes	Appraisals/Broker quotes			Discounted cash flows	Discounted cash flows	Appraisals/Broker quotes	Appraisals/Broker quotes	Discounted cash flows	Discounted cash flows	Discounted cash flows	Discounted cash flows			Discounted cash flows
Significant Unobservable Inputs							Discount rate	Discount rate	-	-	Discount rate	Discount rate	-	-	Probability of default	Probability of default	Discount rate	Discount rate	-	-	Discount rate	Discount rate	Discount rate	Discount rate			Discount rate
Weighted Average Discount Rate							5.40%	4.90%			4.90%	4.00%					9.30%	11.20%			11.70%	12.50%	12.30%	12.00%			18.60%	2.90%	1.00%	1.00%			2.90%	2.70%	12.50%	10.00%	10.00%	13.00%	5.40%	7.50%	12.00%	13.00%			42.60%	44.10%	11.70%	15.00%	15.00%	20.00%
Weighted Average Probability of default															1.70%	0.90%															0.00%	0.00%											12.80%	6.10%

Information of Major Financial Assets and Liabilities about Significant Unobservable Inputs Measured at Fair Value on Nonrecurring Basis (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 98,073	¥ 106,928
Unlisted securities | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		8,814
Valuation Tecnique(s)		Discounted cash flows
Significant Unobservable Inputs		Discount rate
Weighted Average Discount Rate		6.50%
Real Estate Collateral Dependent Loans | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	60,564	73,319
Valuation Tecnique(s)	Discounted cash flows	Discounted cash flows
Significant Unobservable Inputs	Discount rate	Discount rate
Weighted Average Discount Rate	8.40%	7.90%
Real Estate Collateral Dependent Loans | Direct Capitalization Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Valuation Tecnique(s)	Direct capitalization	Direct capitalization
Significant Unobservable Inputs	Capitalization rate	Capitalization rate
Weighted Average Discount Rate	10.70%	10.90%
Investment in Operating Leases and Other Operating Assets | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	21,960	11,561
Valuation Tecnique(s)	Discounted cash flows	Discounted cash flows
Significant Unobservable Inputs	Discount rate	Discount rate
Weighted Average Discount Rate	6.90%	8.20%
Land And Buildings Undeveloped Or Under Construction | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	11,845	8,638
Valuation Tecnique(s)	Discounted cash flows	Discounted cash flows
Significant Unobservable Inputs	Discount rate	Discount rate
Weighted Average Discount Rate	6.60%	6.00%
Certain investment in affiliates | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 3,704	¥ 4,596
Valuation Tecnique(s)	Discounted cash flows	Discounted cash flows
Significant Unobservable Inputs	Discount rate	Discount rate
Weighted Average Discount Rate	8.80%	6.50%
Minimum | Unlisted securities | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate		4.20%
Minimum | Real Estate Collateral Dependent Loans | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	5.40%	3.30%
Minimum | Real Estate Collateral Dependent Loans | Direct Capitalization Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	5.00%	5.20%
Minimum | Investment in Operating Leases and Other Operating Assets | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	4.40%	7.00%
Minimum | Land And Buildings Undeveloped Or Under Construction | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	4.70%	6.00%
Minimum | Certain investment in affiliates | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	5.00%	5.00%
Maximum | Unlisted securities | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate		12.50%
Maximum | Real Estate Collateral Dependent Loans | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	19.00%	18.90%
Maximum | Real Estate Collateral Dependent Loans | Direct Capitalization Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	21.00%	29.00%
Maximum | Investment in Operating Leases and Other Operating Assets | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	12.70%	10.00%
Maximum | Land And Buildings Undeveloped Or Under Construction | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	9.60%
Maximum | Certain investment in affiliates | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	9.20%	8.00%

Acquisitions - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Business Acquisition [Line Items]
Acquisition, cost of acquired entity paid in cash	¥ 70,537	¥ 11,964	¥ 64,875
Goodwill acquired	34,429	4,024	29,247
Acquisition, amount of goodwill adjustment	3,478	28,674
Intangible assets acquired		0	0
Acquisition, adjustment of acquired intangible assets other than goodwill	2,476	998
Goodwill acquired	34,429
Goodwill Available For Tax Deductions	6,964
Acquired intangible assets other than goodwill	¥ 14,491

Cash Payments (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Cash payments:
Interest	¥ 105,308	¥ 116,271	¥ 121,253
Income taxes	¥ 11,955	¥ 49,190	¥ 50,153

Cash Flow Information - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Schedule of Cash Flow, Supplemental [Line Items]
Non-cash investing activities, liabilities assumed	¥ 235,255	¥ 38,437	¥ 142,906
Real estate under operating leases transferred from installment loans and investment in securities as a result of real estate collateral acquired from non-recourse loans	49,396	90,398	59,783
Conversion of convertible bond	¥ 99,773	¥ 6	¥ 14

Investment in Direct Financing Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Leases Disclosure [Line Items]
Total Minimum lease payments to be received	¥ 1,167,170	¥ 1,072,091
Less: Estimated executory costs	(60,802)	(63,371)
Minimum lease payments receivable	1,106,368	1,008,720
Estimated residual value	27,141	34,240
Initial direct costs	5,212	5,847
Unearned lease income	(149,341)	(147,921)
Investment in Direct Financing Leases	¥ 989,380	¥ 900,886

Minimum Lease Payments Receivable Due in Each of Next Five Years and Thereafter (Detail) (Direct Financing Leases, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Direct Financing Leases
Leases Disclosure [Line Items]
2014	¥ 377,514
2015	255,587
2016	184,964
2017	103,938
2018	58,303
Thereafter	126,062
Total	¥ 1,106,368

Investment in Operating Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	¥ 1,803,396	¥ 1,692,862
Accumulated depreciation	(431,329)	(404,818)
Net	1,372,067	1,288,044
Accrued rental receivables	23,466	21,954
Investment in Operating Leases	1,395,533	1,309,998
Transportation equipment
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	752,020	624,567
Measuring and information-related equipment
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	216,026	191,313
Real Estate
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	817,330	858,413
Other
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	¥ 18,020	¥ 18,569

Investment in Operating Leases - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Schedule of Operating Leases [Line Items]
Gains on sales of operating lease assets other than real estate	¥ 14,032	¥ 14,721	¥ 9,968
Maximum
Schedule of Operating Leases [Line Items]
Operating lease contracts, non- cancelable lease terms	24 years

Depreciation and Various Expenses (Insurance, Property Tax and Other) of Operating Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Schedule of Operating Leases [Line Items]
Depreciation expenses	¥ 147,286	¥ 136,146	¥ 134,213
Various expenses	50,198	48,010	45,579
Costs of operating leases	¥ 197,484	¥ 184,156	¥ 179,792

Minimum Future Rentals Receivable on Non-Cancelable Operating Leases (Detail) (Operating Leases, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Operating Leases
Schedule of Operating Leases [Line Items]
2014	¥ 161,107
2015	104,535
2016	73,155
2017	48,220
2018	28,474
Thereafter	51,218
Total	¥ 466,709

Composition of Installment Loans By Domicile and Type of Borrower (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans	¥ 2,691,171		¥ 2,769,898
Purchased loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans	70,801	[1]	97,559	[1]
Japan | Consumer Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans	912,651		864,764
Japan | Card loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans	225,707		236
Japan | Consumer - Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans	26,967		13,590
Japan | Consumer Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans	1,165,325		878,590
Japan | Corporate Real Estate Companies Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans	245,465		297,562
Japan | Non-recourse loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans	134,440		226,887
Japan | Corporate Commercial, industrial and other companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans	442,146		503,454
Japan | Corporate Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans	822,051		1,027,903
Overseas
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans	632,994		765,846
Overseas | Non-recourse Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans	434,517		549,326
Overseas | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans	¥ 198,477		¥ 216,520

[1]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely in accordance with ASC 310-30 ("Receivables-Loans and Debt Securities Acquired with Deteriorated Credit Quality").

Contractual Maturities of Installment Loans Except Purchased Loans (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
2014	¥ 778,558
2015	314,605
2016	328,183
2017	166,195
2018	154,304
Thereafter	878,525
Total	¥ 2,620,370

Installment Loans - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest income on loans	¥ 144,458		¥ 132,719		¥ 152,242
Loans held for sale in installment loans	17,939		20,145
Loans held for sale measured at fair value	16,026		19,397
Installment loans	2,691,171		2,769,898
Purchased loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans	70,801	[1]	97,559	[1]
Fair value at the acquisition date of purchased loans acquired during the period	5,672		11,428
Purchased loans | Class of Financing Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans for which valuation allowances were provided	¥ 29,107		¥ 34,907

[1]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely in accordance with ASC 310-30 ("Receivables-Loans and Debt Securities Acquired with Deteriorated Credit Quality").

Changes in Allowance for Uncollectible Accounts Relating to Purchased Loans (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	¥ 136,588		¥ 154,150
Provision charged to income	10,016		19,186
Charge-offs	(44,821)		(38,610)
Other	848	[1]	(489)	[2]
Ending balance	104,264		136,588
Purchased loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	19,825		17,455		12,421
Provision charged to income	4,649		3,188		5,261
Charge-offs	(9,412)		(793)		(230)
Other	254	[3]	(25)	[3]	3	[3]
Ending balance	¥ 15,316		¥ 19,825		¥ 17,455

[1]	Other mainly includes foreign currency translation adjustments and decrease in allowance related to newly consolidated subsidiaries and sales of a subsidiary.
[2]	Other mainly includes foreign currency translation adjustments, amounts reclassified to discontinued operations and decrease in allowance related to sales of a subsidiary.
[3]	Other includes foreign currency translation adjustments.

Changes in Allowance for Doubtful Receivables on Direct Financing Leases and Probable Loan Losses (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2013 Direct Financing Leases and Probable Loan Losses		Mar. 31, 2012 Direct Financing Leases and Probable Loan Losses		Mar. 31, 2011 Direct Financing Leases and Probable Loan Losses		Mar. 31, 2012 Direct Financing Leases and Probable Loan Losses Restatement Adjustment	Mar. 31, 2011 Direct Financing Leases and Probable Loan Losses Restatement Adjustment	Mar. 31, 2010 Direct Financing Leases and Probable Loan Losses Restatement Adjustment	Mar. 31, 2012 Direct Financing Leases and Probable Loan Losses Restatement Adjustment Adjustments for New Accounting Pronouncement		Mar. 31, 2011 Direct Financing Leases and Probable Loan Losses Restatement Adjustment Adjustments for New Accounting Pronouncement		Mar. 31, 2010 Direct Financing Leases and Probable Loan Losses Restatement Adjustment Adjustments for New Accounting Pronouncement
Beginning balance	¥ 136,588		¥ 154,150		¥ 136,588		¥ 154,150		¥ 157,523		¥ 136,588	¥ 154,150	¥ 189,704	¥ 0	[1]	¥ 0	[1]	¥ 32,181	[1]
Provision charged to income	10,016		19,186		10,016		19,186		31,065
Charge-offs	(44,821)		(38,610)		(44,821)		(38,610)		(61,829)
Recoveries	1,633		2,351		1,633		2,351		175
Other	848	[2]	(489)	[3]	848	[4]	(489)	[4]	(4,965)	[4]
Ending balance	¥ 104,264		¥ 136,588		¥ 104,264		¥ 136,588		¥ 154,150		¥ 136,588	¥ 154,150	¥ 189,704	¥ 0	[1]	¥ 0	[1]	¥ 32,181	[1]

[1]	This effect results from our application of the accounting standards for consolidation of VIEs under ASU 2009-16 and ASU 2009-17, effective April 1, 2010.
[2]	Other mainly includes foreign currency translation adjustments and decrease in allowance related to newly consolidated subsidiaries and sales of a subsidiary.
[3]	Other mainly includes foreign currency translation adjustments, amounts reclassified to discontinued operations and decrease in allowance related to sales of a subsidiary.
[4]	Other includes mainly foreign currency translation adjustments, amounts reclassified to discontinued operations and decrease in allowance related to newly consolidated subsidiaries and sales of subsidiaries.

Information about Allowance for Credit Losses (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	¥ 136,588		¥ 154,150
Provision charged to income	10,016		19,186
Charge-offs	(44,821)		(38,610)
Recoveries	1,633		2,351
Other	848	[1]	(489)	[2]
Ending balance	104,264		136,588
Allowance for Credit Losses, Individually Evaluated for Impairment	65,151		91,407
Allowance for Credit Losses, Not Individually Evaluated for Impairment	39,113		45,181
Financing receivables, Ending Balance	3,662,612		3,650,639
Financing receivables, Individually Evaluated for Impairment	212,740		293,774
Financing receivables, Not Individually Evaluated for Impairment	3,449,872		3,356,865
Consumer Loan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	16,140		17,096
Provision charged to income	809		947
Charge-offs	(3,050)		(1,943)
Recoveries	281		43
Other	346	[1]	(3)	[2]
Ending balance	14,526		16,140
Allowance for Credit Losses, Individually Evaluated for Impairment	3,190		3,002
Allowance for Credit Losses, Not Individually Evaluated for Impairment	11,336		13,138
Financing receivables, Ending Balance	1,171,142		881,483
Financing receivables, Individually Evaluated for Impairment	10,861		9,021
Financing receivables, Not Individually Evaluated for Impairment	1,160,281		872,462
Non-recourse Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	23,505		27,426
Provision charged to income	(200)		6,509
Charge-offs	(7,384)		(10,083)
Recoveries	1		16
Other	795	[1]	(363)	[2]
Ending balance	16,717		23,505
Allowance for Credit Losses, Individually Evaluated for Impairment	14,620		20,657
Allowance for Credit Losses, Not Individually Evaluated for Impairment	2,097		2,848
Financing receivables, Ending Balance	568,957		775,465
Financing receivables, Individually Evaluated for Impairment	61,050		82,957
Financing receivables, Not Individually Evaluated for Impairment	507,907		692,508
Other loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	60,266		70,972
Provision charged to income	2,335		5,974
Charge-offs	(20,566)		(18,928)
Recoveries	988		2,212
Other	(1,148)	[1]	36	[2]
Ending balance	41,875		60,266
Allowance for Credit Losses, Individually Evaluated for Impairment	34,206		49,853
Allowance for Credit Losses, Not Individually Evaluated for Impairment	7,669		10,413
Financing receivables, Ending Balance	862,332		995,246
Financing receivables, Individually Evaluated for Impairment	111,722		166,889
Financing receivables, Not Individually Evaluated for Impairment	750,610		828,357
Purchased loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	19,825	[3]	17,455	[3]
Provision charged to income	4,649	[3]	3,188	[3]
Charge-offs	(9,412)	[3]	(793)	[3]
Recoveries	0	[3]	0	[3]
Other	254	[1],[3]	(25)	[2],[3]
Ending balance	15,316	[3]	19,825	[3]
Allowance for Credit Losses, Individually Evaluated for Impairment	13,135	[3]	17,895	[3]
Allowance for Credit Losses, Not Individually Evaluated for Impairment	2,181	[3]	1,930	[3]
Financing receivables, Ending Balance	70,801	[3]	97,559	[3]
Financing receivables, Individually Evaluated for Impairment	29,107	[3]	34,907	[3]
Financing receivables, Not Individually Evaluated for Impairment	41,694	[3]	62,652	[3]
Direct Financing Leases
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	16,852		21,201
Provision charged to income	2,423		2,568
Charge-offs	(4,409)		(6,863)
Recoveries	363		80
Other	601	[1]	(134)	[2]
Ending balance	15,830		16,852
Allowance for Credit Losses, Individually Evaluated for Impairment	0		0
Allowance for Credit Losses, Not Individually Evaluated for Impairment	15,830		16,852
Financing receivables, Ending Balance	989,380		900,886
Financing receivables, Individually Evaluated for Impairment	0		0
Financing receivables, Not Individually Evaluated for Impairment	¥ 989,380		¥ 900,886

[1]	Other mainly includes foreign currency translation adjustments and decrease in allowance related to newly consolidated subsidiaries and sales of a subsidiary.
[2]	Other mainly includes foreign currency translation adjustments, amounts reclassified to discontinued operations and decrease in allowance related to sales of a subsidiary.
[3]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely in accordance with ASC 310-30 ("Receivables-Loans and Debt Securities Acquired with Deteriorated Credit Quality").

Information about Impaired Loans (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	¥ 212,740		¥ 293,774
Unpaid Principal Balance	211,566		292,141
Related Allowance	65,151		91,407
Consumer Housing loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	8,499		9,021
Unpaid Principal Balance	8,460		8,987
Related Allowance	2,565		3,002
Consumer - Other
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	504		0
Unpaid Principal Balance	503		0
Related Allowance	78		0
Corporate Loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	172,772		249,846
Unpaid Principal Balance	171,642		248,247
Related Allowance	48,826		70,510
Non-recourse Loans | Japan
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	23,415		44,148
Unpaid Principal Balance	23,411		44,116
Related Allowance	1,021		5,602
Non-recourse Loans | United States
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	37,635		38,809
Unpaid Principal Balance	37,531		38,715
Related Allowance	13,599		15,055
Real estate companies
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	47,126		74,008
Unpaid Principal Balance	46,956		73,514
Related Allowance	15,862		26,108
Other-Entertainment industry
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	12,037		21,760
Unpaid Principal Balance	11,990		21,385
Related Allowance	2,118		3,181
Other - Other
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	52,559		71,121
Unpaid Principal Balance	51,754		70,517
Related Allowance	16,226		20,564
Purchased loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	29,107		34,907
Unpaid Principal Balance	29,107		34,907
Related Allowance	13,135		17,895
Consumer-Card loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	1,858
Unpaid Principal Balance	1,854
Related Allowance	547
Impaired Financing Receivables with No Related Allowance
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	52,798	[1]	74,836	[1]
Unpaid Principal Balance	52,768	[1]	74,581	[1]
Related Allowance	0	[1]	0	[1]
Impaired Financing Receivables with No Related Allowance | Consumer Housing loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	1,003		1,438
Unpaid Principal Balance	989		1,421
Related Allowance	0		0
Impaired Financing Receivables with No Related Allowance | Consumer - Other
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	0		0
Unpaid Principal Balance	0		0
Related Allowance	0		0
Impaired Financing Receivables with No Related Allowance | Corporate Loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	51,795		73,398
Unpaid Principal Balance	51,779		73,160
Related Allowance	0		0
Impaired Financing Receivables with No Related Allowance | Non-recourse Loans | Japan
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	21,409		29,471
Unpaid Principal Balance	21,407		29,455
Related Allowance	0		0
Impaired Financing Receivables with No Related Allowance | Non-recourse Loans | United States
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	5,825		4,565
Unpaid Principal Balance	5,825		4,565
Related Allowance	0		0
Impaired Financing Receivables with No Related Allowance | Real estate companies
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	7,063		8,120
Unpaid Principal Balance	7,060		8,102
Related Allowance	0		0
Impaired Financing Receivables with No Related Allowance | Other-Entertainment industry
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	6,148		11,893
Unpaid Principal Balance	6,147		11,718
Related Allowance	0		0
Impaired Financing Receivables with No Related Allowance | Other - Other
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	11,350		19,349
Unpaid Principal Balance	11,340		19,320
Related Allowance	0		0
Impaired Financing Receivables with No Related Allowance | Purchased loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	0		0
Unpaid Principal Balance	0		0
Related Allowance	0		0
Impaired Financing Receivables with No Related Allowance | Consumer-Card loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	0
Unpaid Principal Balance	0
Related Allowance	0
Impaired Financing Receivables with Related Allowance
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	159,942	[2]	218,938	[2]
Unpaid Principal Balance	158,798	[2]	217,560	[2]
Related Allowance	65,151	[2]	91,407	[2]
Impaired Financing Receivables with Related Allowance | Consumer Housing loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	7,496		7,583
Unpaid Principal Balance	7,471		7,566
Related Allowance	2,565		3,002
Impaired Financing Receivables with Related Allowance | Consumer - Other
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	504		0
Unpaid Principal Balance	503		0
Related Allowance	78		0
Impaired Financing Receivables with Related Allowance | Corporate Loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	120,977		176,448
Unpaid Principal Balance	119,863		175,087
Related Allowance	48,826		70,510
Impaired Financing Receivables with Related Allowance | Non-recourse Loans | Japan
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	2,006		14,677
Unpaid Principal Balance	2,004		14,661
Related Allowance	1,021		5,602
Impaired Financing Receivables with Related Allowance | Non-recourse Loans | United States
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	31,810		34,244
Unpaid Principal Balance	31,706		34,150
Related Allowance	13,599		15,055
Impaired Financing Receivables with Related Allowance | Real estate companies
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	40,063		65,888
Unpaid Principal Balance	39,896		65,412
Related Allowance	15,862		26,108
Impaired Financing Receivables with Related Allowance | Other-Entertainment industry
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	5,889		9,867
Unpaid Principal Balance	5,843		9,667
Related Allowance	2,118		3,181
Impaired Financing Receivables with Related Allowance | Other - Other
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	41,209		51,772
Unpaid Principal Balance	40,414		51,197
Related Allowance	16,226		20,564
Impaired Financing Receivables with Related Allowance | Purchased loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	29,107		34,907
Unpaid Principal Balance	29,107		34,907
Related Allowance	13,135		17,895
Impaired Financing Receivables with Related Allowance | Consumer-Card loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	1,858
Unpaid Principal Balance	1,854
Related Allowance	¥ 547

[1]	"With no related allowance recorded" represents impaired loans with no allowance for credit losses as all amounts are considered to be collectible.
[2]	"With an allowance recorded" represents impaired loans with the allowance for credit losses as all or a part of the amounts are not considered to be collectible.

Credit Quality of Financing Receivables and Allowance for Credit losses - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Average recorded investments in impaired loans	¥ 259,939	[1]	¥ 295,679	[1]	¥ 368,539
Recognition of interest income on impaired loans	4,468		4,732		4,225
Interest received in cash on impaired loans	¥ 4,136		¥ 4,180		¥ 3,592

[1]	Average balances are calculated on the basis of fiscal beginning and quarter-end balances.

Average Recorded Investments of Impaired Loans and Interest Income (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	¥ 259,939	[1]	¥ 295,679	[1]	¥ 368,539
Interest Income on Impaired Loans	4,468		4,732		4,225
Interest on Impaired Loans Collected in Cash	4,136		4,180		3,592
Consumer Housing loans
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	8,635	[1]	8,933	[1]
Interest Income on Impaired Loans	188		226
Interest on Impaired Loans Collected in Cash	152		204
Consumer - Other
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	180	[1]	0	[1]
Interest Income on Impaired Loans	5		0
Interest on Impaired Loans Collected in Cash	4		0
Corporate Loans
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	221,136	[1]	252,683	[1]
Interest Income on Impaired Loans	4,259		4,506
Interest on Impaired Loans Collected in Cash	3,968		3,976
Non-recourse Loans | Japan
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	37,282	[1]	30,021	[1]
Interest Income on Impaired Loans	216		367
Interest on Impaired Loans Collected in Cash	211		311
Non-recourse Loans | United States
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	41,903	[1]	41,399	[1]
Interest Income on Impaired Loans	1,726		794
Interest on Impaired Loans Collected in Cash	1,726		695
Real estate companies
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	62,265	[1]	84,121	[1]
Interest Income on Impaired Loans	889		1,243
Interest on Impaired Loans Collected in Cash	804		1,102
Other-Entertainment industry
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	16,443	[1]	25,796	[1]
Interest Income on Impaired Loans	364		724
Interest on Impaired Loans Collected in Cash	322		711
Other - Other
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	63,243	[1]	71,346	[1]
Interest Income on Impaired Loans	1,064		1,378
Interest on Impaired Loans Collected in Cash	905		1,157
Purchased loans
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	29,217	[1]	34,063	[1]
Interest Income on Impaired Loans	0		0
Interest on Impaired Loans Collected in Cash	0		0
Consumer-Card loans
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	771	[1]
Interest Income on Impaired Loans	16
Interest on Impaired Loans Collected in Cash	¥ 12

[1]	Average balances are calculated on the basis of fiscal beginning and quarter-end balances.

Information about Credit Quality Indicators (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	¥ 3,662,612	¥ 3,650,639
Consumer Housing loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	916,791	866,927
Consumer-Card loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	225,707	236
Consumer - Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	28,644	14,320
Corporate Loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	1,431,289	1,770,711
Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	134,440	226,139
Non-recourse Loans | United States
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	434,517	549,326
Real estate companies
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	276,681	341,302
Other-Entertainment industry
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	121,259	137,244
Other - Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	464,392	516,700
Purchased loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	70,801	97,559
Direct Financing Leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	692,585	672,683
Direct Financing Leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	296,795	228,203
Performing
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	3,426,321	3,330,820
Performing | Consumer Housing loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	901,895	849,303
Performing | Consumer-Card loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	223,130	236
Performing | Consumer - Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	27,511	14,319
Performing | Corporate Loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	1,258,517	1,520,865
Performing | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	111,025	181,991
Performing | Non-recourse Loans | United States
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	396,882	510,517
Performing | Real estate companies
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	229,555	267,294
Performing | Other-Entertainment industry
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	109,222	115,484
Performing | Other - Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	411,833	445,579
Performing | Purchased loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	41,694	62,652
Performing | Direct Financing Leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	680,351	658,277
Performing | Direct Financing Leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	293,223	225,168
Nonperforming Financing Receivable Individually Evaluated for Impairment
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	212,740	293,774
Nonperforming Financing Receivable Individually Evaluated for Impairment | Consumer Housing loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	8,499	9,021
Nonperforming Financing Receivable Individually Evaluated for Impairment | Consumer-Card loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	1,858	0
Nonperforming Financing Receivable Individually Evaluated for Impairment | Consumer - Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	504	0
Nonperforming Financing Receivable Individually Evaluated for Impairment | Corporate Loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	172,772	249,846
Nonperforming Financing Receivable Individually Evaluated for Impairment | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	23,415	44,148
Nonperforming Financing Receivable Individually Evaluated for Impairment | Non-recourse Loans | United States
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	37,635	38,809
Nonperforming Financing Receivable Individually Evaluated for Impairment | Real estate companies
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	47,126	74,008
Nonperforming Financing Receivable Individually Evaluated for Impairment | Other-Entertainment industry
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	12,037	21,760
Nonperforming Financing Receivable Individually Evaluated for Impairment | Other - Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	52,559	71,121
Nonperforming Financing Receivable Individually Evaluated for Impairment | Purchased loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	29,107	34,907
Nonperforming Financing Receivable Individually Evaluated for Impairment | Direct Financing Leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	0	0
Nonperforming Financing Receivable Individually Evaluated for Impairment | Direct Financing Leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	0	0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	23,551	26,045
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Consumer Housing loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	6,397	8,603
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Consumer-Card loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	719	0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Consumer - Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	629	1
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Corporate Loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	0	0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	0	0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Non-recourse Loans | United States
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	0	0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Real estate companies
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	0	0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Other-Entertainment industry
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	0	0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Other - Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	0	0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Purchased loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	0	0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Direct Financing Leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	12,234	14,406
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Direct Financing Leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	3,572	3,035
Nonperforming
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	236,291	319,819
Nonperforming | Consumer Housing loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	14,896	17,624
Nonperforming | Consumer-Card loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	2,577	0
Nonperforming | Consumer - Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	1,133	1
Nonperforming | Corporate Loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	172,772	249,846
Nonperforming | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	23,415	44,148
Nonperforming | Non-recourse Loans | United States
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	37,635	38,809
Nonperforming | Real estate companies
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	47,126	74,008
Nonperforming | Other-Entertainment industry
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	12,037	21,760
Nonperforming | Other - Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	52,559	71,121
Nonperforming | Purchased loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	29,107	34,907
Nonperforming | Direct Financing Leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	12,234	14,406
Nonperforming | Direct Financing Leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	¥ 3,572	¥ 3,035

Information about Nonaccrual and Past Due Financing Receivables (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past-Due Financing Receivables	¥ 74,718	¥ 91,598
90 Days or More Past-Due Financing Receivables	101,852	142,921
Total Past Due Financing Receivables	176,570	234,519
Total Financing Receivables	3,591,811	3,553,080
Non-Accrual	101,852	142,921
Consumer Housing loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past-Due Financing Receivables	3,650	3,518
90 Days or More Past-Due Financing Receivables	10,422	12,942
Total Past Due Financing Receivables	14,072	16,460
Total Financing Receivables	916,791	866,927
Non-Accrual	10,422	12,942
Consumer-Card loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past-Due Financing Receivables	738	0
90 Days or More Past-Due Financing Receivables	1,078	0
Total Past Due Financing Receivables	1,816	0
Total Financing Receivables	225,707	236
Non-Accrual	1,078	0
Consumer - Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past-Due Financing Receivables	311	33
90 Days or More Past-Due Financing Receivables	670	1
Total Past Due Financing Receivables	981	34
Total Financing Receivables	28,644	14,320
Non-Accrual	670	1
Corporate Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past-Due Financing Receivables	64,539	83,316
90 Days or More Past-Due Financing Receivables	73,876	112,537
Total Past Due Financing Receivables	138,415	195,853
Total Financing Receivables	1,431,289	1,770,711
Non-Accrual	73,876	112,537
Non-recourse Loans | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past-Due Financing Receivables	0	10,306
90 Days or More Past-Due Financing Receivables	15,211	14,134
Total Past Due Financing Receivables	15,211	24,440
Total Financing Receivables	134,440	226,139
Non-Accrual	15,211	14,134
Non-recourse Loans | United States
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past-Due Financing Receivables	59,532	71,042
90 Days or More Past-Due Financing Receivables	7,516	14,689
Total Past Due Financing Receivables	67,048	85,731
Total Financing Receivables	434,517	549,326
Non-Accrual	7,516	14,689
Real estate companies
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past-Due Financing Receivables	1,324	809
90 Days or More Past-Due Financing Receivables	23,921	42,831
Total Past Due Financing Receivables	25,245	43,640
Total Financing Receivables	276,681	341,302
Non-Accrual	23,921	42,831
Other-Entertainment industry
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past-Due Financing Receivables	437	2
90 Days or More Past-Due Financing Receivables	1,542	2,362
Total Past Due Financing Receivables	1,979	2,364
Total Financing Receivables	121,259	137,244
Non-Accrual	1,542	2,362
Other - Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past-Due Financing Receivables	3,246	1,157
90 Days or More Past-Due Financing Receivables	25,686	38,521
Total Past Due Financing Receivables	28,932	39,678
Total Financing Receivables	464,392	516,700
Non-Accrual	25,686	38,521
Direct Financing Leases | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past-Due Financing Receivables	1,467	2,724
90 Days or More Past-Due Financing Receivables	12,234	14,406
Total Past Due Financing Receivables	13,701	17,130
Total Financing Receivables	692,585	672,683
Non-Accrual	12,234	14,406
Direct Financing Leases | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past-Due Financing Receivables	4,013	2,007
90 Days or More Past-Due Financing Receivables	3,572	3,035
Total Past Due Financing Receivables	7,585	5,042
Total Financing Receivables	296,795	228,203
Non-Accrual	¥ 3,572	¥ 3,035

Information about Troubled Debt Restructurings of Financing Receivables (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Financing Receivable, Modifications [Line Items]
Pre-modification Outstanding Recorded Investment	¥ 21,550	¥ 29,338
Post-modification Outstanding Recorded Investment	19,940	27,802
Consumer Housing loans
Financing Receivable, Modifications [Line Items]
Pre-modification Outstanding Recorded Investment	1,290	1,867
Post-modification Outstanding Recorded Investment	894	1,690
Corporate Loans
Financing Receivable, Modifications [Line Items]
Pre-modification Outstanding Recorded Investment	17,970	27,471
Post-modification Outstanding Recorded Investment	17,544	26,112
Non-recourse Loans | Japan
Financing Receivable, Modifications [Line Items]
Pre-modification Outstanding Recorded Investment	5,180	943
Post-modification Outstanding Recorded Investment	5,180	943
Non-recourse Loans | United States
Financing Receivable, Modifications [Line Items]
Pre-modification Outstanding Recorded Investment	10,036	7,783
Post-modification Outstanding Recorded Investment	10,036	7,518
Real estate companies
Financing Receivable, Modifications [Line Items]
Pre-modification Outstanding Recorded Investment	967	6,436
Post-modification Outstanding Recorded Investment	861	5,636
Other - Other
Financing Receivable, Modifications [Line Items]
Pre-modification Outstanding Recorded Investment	1,787	12,309
Post-modification Outstanding Recorded Investment	1,467	12,015
Consumer-Card loans
Financing Receivable, Modifications [Line Items]
Pre-modification Outstanding Recorded Investment	1,649
Post-modification Outstanding Recorded Investment	1,081
Other Consumer Loan
Financing Receivable, Modifications [Line Items]
Pre-modification Outstanding Recorded Investment	641
Post-modification Outstanding Recorded Investment	¥ 421

Information about Financing Receivables Modified as Troubled Debt Restructurings (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Financing Receivable, Modifications [Line Items]
Recorded Investment	¥ 475	¥ 2,723
Consumer Housing loans
Financing Receivable, Modifications [Line Items]
Recorded Investment	369	392
Corporate Loans
Financing Receivable, Modifications [Line Items]
Recorded Investment	92	2,331
Non-recourse loans | United States
Financing Receivable, Modifications [Line Items]
Recorded Investment		409
Other
Financing Receivable, Modifications [Line Items]
Recorded Investment	92	1,922
Consumer-Card loans
Financing Receivable, Modifications [Line Items]
Recorded Investment	12
Other Consumer Loan
Financing Receivable, Modifications [Line Items]
Recorded Investment	¥ 2

Investment in Securities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Schedule of Investments [Line Items]
Trading securities	¥ 33,041	¥ 12,817
Available-for-sale securities	757,299	886,487
Held-to-maturity securities	89,451	43,830
Other securities	213,877	204,256
Total	¥ 1,093,668	¥ 1,147,390

Investment in Securities - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 Investment	Mar. 31, 2012 Investment	Mar. 31, 2011
Schedule of Investments [Line Items]
Net unrealized holding gains (losses) on trading securities	¥ 1,662	¥ 4,730	¥ 2,065
Proceeds from sales of available-for-sale securities	417,534	279,367	340,634
Available-for-sale securities gross realized gains	17,830	9,882	5,579
Available-for-sale securities gross realized losses	577	963	712
Write-downs of securities	22,838	16,470	21,747
Aggregate carrying amount of other securities accounted for under the cost method	86,406	84,431
Aggregate carrying amount of other securities not evaluated for impairment	83,591	74,716
Investment funds fair value	5,800
Approximate number of investment securities in an unrealized loss position	132	225
Interest income on investment securities	11,505	15,169	17,690
Carrying amount of debt securities acquired with evidence of deterioration of credit quality	5,556	5,906
Nominal value of debt securities acquired with evidence of deterioration of credit quality	14,951	13,125
Outstanding balance of accretable yield of debt securities acquired with evidence of deterioration of credit quality	4,994	4,057
CMBS and RMBS in the U.S., and other asset-backed securities
Schedule of Investments [Line Items]
Non-credit components of other-than-temporary impairments	¥ 435	¥ 857

Amortized Cost Basis Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses and Fair Values of Available-for-Sale Securities and Held-to-Maturity Securities in Each Major Security Type (Detail) (JPY ¥)
In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Available-for-sale securities
Schedule of Investments [Line Items]
Amortized cost	¥ 714,190	¥ 861,953
Gross unrealized gains	47,477	35,446
Gross unrealized losses	(4,368)	(10,912)
Fair value	757,299	886,487
Available-for-sale securities | Japanese and foreign government bond securities
Schedule of Investments [Line Items]
Amortized cost	276,832	219,729
Gross unrealized gains	1,906	1,191
Gross unrealized losses	(21)	(5)
Fair value	278,717	220,915
Available-for-sale securities | Japanese prefectural and foreign municipal bond securities
Schedule of Investments [Line Items]
Amortized cost	58,571	56,108
Gross unrealized gains	2,519	1,358
Gross unrealized losses	0	(107)
Fair value	61,090	57,359
Available-for-sale securities | Corporate debt securities
Schedule of Investments [Line Items]
Amortized cost	193,973	280,540
Gross unrealized gains	3,809	2,325
Gross unrealized losses	(947)	(2,643)
Fair value	196,835	280,222
Available-for-sale securities | Specified bonds issued by SPEs in Japan
Schedule of Investments [Line Items]
Amortized cost	64,159	140,054
Gross unrealized gains	116	192
Gross unrealized losses	(1,031)	(1,094)
Fair value	63,244	139,152
Available-for-sale securities | CMBS and RMBS in the U.S., and other asset-backed securities
Schedule of Investments [Line Items]
Amortized cost	59,419	95,788
Gross unrealized gains	3,480	3,078
Gross unrealized losses	(2,208)	(3,538)
Fair value	60,691	95,328
Available-for-sale securities | Other Debt Securities
Schedule of Investments [Line Items]
Amortized cost	7,367	7,961
Gross unrealized gains	944	449
Gross unrealized losses	0	0
Fair value	8,311	8,410
Available-for-sale securities | Equity securities
Schedule of Investments [Line Items]
Amortized cost	53,869	61,773
Gross unrealized gains	34,703	26,853
Gross unrealized losses	(161)	(3,525)
Fair value	88,411	85,101
Held-to-maturity Securities
Schedule of Investments [Line Items]
Amortized cost	803,641	905,783
Gross unrealized gains	56,497	38,265
Gross unrealized losses	(4,368)	(10,912)
Fair value	855,770	933,136
Held-to-maturity Securities | Japanese Government Bond Securities
Schedule of Investments [Line Items]
Amortized cost	89,451	43,830
Gross unrealized gains	9,020	2,819
Gross unrealized losses	0	0
Fair value	¥ 98,471	¥ 46,649

Information about Available-for-Sale Securities and Held-to-Maturity Securities with Gross Unrealized Losses and Length of Time Individual Securities Have Been in Continuous Unrealized Loss Position (Detail) (Available-for-sale securities, JPY ¥)
In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	¥ 107,836	¥ 185,684
Less than 12 months Gross unrealized losses	(382)	(3,109)
12 months or more Fair value	59,014	77,363
12 months or more Gross unrealized losses	(3,986)	(7,803)
Total Fair value	166,850	263,047
Total Gross unrealized losses	(4,368)	(10,912)
Japanese and foreign government bond securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	85,842	74,978
Less than 12 months Gross unrealized losses	(21)	(5)
12 months or more Fair value	0	0
12 months or more Gross unrealized losses	0	0
Total Fair value	85,842	74,978
Total Gross unrealized losses	(21)	(5)
Japanese prefectural and foreign municipal bond securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	10,118	11,316
Less than 12 months Gross unrealized losses	0	(107)
12 months or more Fair value	0	0
12 months or more Gross unrealized losses	0	0
Total Fair value	10,118	11,316
Total Gross unrealized losses	0	(107)
Corporate debt securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	4,490	23,568
Less than 12 months Gross unrealized losses	(69)	(208)
12 months or more Fair value	16,329	24,982
12 months or more Gross unrealized losses	(878)	(2,435)
Total Fair value	20,819	48,550
Total Gross unrealized losses	(947)	(2,643)
Specified bonds issued by SPEs in Japan
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	3,929	32,139
Less than 12 months Gross unrealized losses	(106)	(499)
12 months or more Fair value	34,226	29,826
12 months or more Gross unrealized losses	(925)	(595)
Total Fair value	38,155	61,965
Total Gross unrealized losses	(1,031)	(1,094)
CMBS and RMBS in the U.S., and other asset-backed securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	2,142	29,586
Less than 12 months Gross unrealized losses	(44)	(198)
12 months or more Fair value	8,141	11,316
12 months or more Gross unrealized losses	(2,164)	(3,340)
Total Fair value	10,283	40,902
Total Gross unrealized losses	(2,208)	(3,538)
Equity securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	1,315	14,097
Less than 12 months Gross unrealized losses	(142)	(2,092)
12 months or more Fair value	318	11,239
12 months or more Gross unrealized losses	(19)	(1,433)
Total Fair value	1,633	25,336
Total Gross unrealized losses	¥ (161)	¥ (3,525)

Total Other-Than-Temporary Impairment with Offset for Amount of Total Other-Than-Temporary Impairment Recognized in Other Comprehensive Income (Loss) (Detail) (JPY ¥)
In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Gain (Loss) on Investments [Line Items]
Total other-than-temporary impairment losses	¥ 23,180	¥ 17,100	¥ 22,210
Portion of loss recognized in other comprehensive income (before taxes)	(342)	(630)	(463)
Net impairment losses recognized in earnings	¥ 22,838	¥ 16,470	¥ 21,747

Roll-Forwards of Amount Related to Credit Losses on Other-Than-Temporarily Impaired Debt Securities Recognized in Earnings (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Beginning	¥ 8,199		¥ 9,022		¥ 5,016
Reduction to the beginning balance	0	[1]	0	[1]	(1,810)	[1]
Beginning after reduction	8,199		9,022		3,206
Credit loss for which an other-than-temporary impairment was not previously recognized	110		3,524		7,292
Credit loss for which an other-than-temporary impairment was previously recognized	1,171		320		736
For securities sold or redeemed	(1,049)		(3,530)		(307)
Due to change in intent to sell or requirement to sell	(622)		(1,137)		(1,905)
Ending	¥ 7,809		¥ 8,199		¥ 9,022

[1]	Cumulative effects of adopting Accounting Standards Update 2009-16 (ASC 860 ("Transfers and Servicing")), and Accounting Standards Update 2009-17 (ASC 810 ("Consolidation")) have been deducted from the beginning balance.

Information about Fund Investments (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2012
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fund investments	5,178
Hedge Fund
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fund investments	5,178	[1]
Minimum | Hedge Fund
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Redemption Frequency (If Currently Eligible)	Monthly	[1]
Redemption Notice Period	5 days	[1]
Maximum | Hedge Fund
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Redemption Frequency (If Currently Eligible)	Quarterly	[1]
Redemption Notice Period	60 days	[1]

[1]	This category includes several hedge funds that seek short-term profits using investment strategies such as managed futures, global macro and relative value. The fair value of the investments in this category is calculated based on the net asset value of the investees.

Summary of Contractual Maturities of Debt Securities Classified as Available-for-Sale Securities and Held-to-Maturity Securities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Available-for-sale securities, amortized cost
Due within one year	¥ 198,549
Due after one to five years	253,017
Due after five to ten years	114,823
Due after ten years	93,932
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Total	660,321
Available-for-sale securities, fair value
Due within one year	198,202
Due after one to five years	256,084
Due after five to ten years	116,388
Due after ten years	98,214
Available-for-sale Securities, Debt Securities, Total	668,888
Held-to-maturity securities, amortized cost
Due within one year	620
Due after one to five years	7
Due after ten years	88,824
Held-to-maturity Securities, Debt Maturities, Net Carrying Amount, Total	89,451
Held-to-maturity securities, fair value
Due within one year	620
Due after one to five years	7
Due after ten years	97,844
Held-to-maturity Securities, Debt Maturities, Fair Value, Total	¥ 98,471

Quantitative Information About Delinquencies, Net Credit Losses, and Components of Financial Assets Sold on Securitization and Other Assets Managed Together (Detail) (JPY ¥)
In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Assets that Continue to be Recognized, Securitized or Asset-backed Financing Arrangement Assets and any Other Financial Assets Managed Together [Line Items]
Principal amount of assets managed or sold on securitization receivables	¥ 3,680,551	¥ 3,670,784
Direct financing leases sold on securitization	1,698	3,969
Principal amount of assets managed or sold on securitization receivables	3,682,249	3,674,753
Principal amount of assets managed or sold on securitization receivables more than 90 days past-due and impaired loans	236,291	319,819
Direct financing lease sold on securitization	0	0
Principal amount of assets managed or sold on securitization receivables more than 90 days past-due and impaired loans	236,291	319,819
Assets recorded on the balance sheet credit losses	43,188	36,259	61,654
Direct financing lease sold on securitization credit losses	0	0	0
Assets managed or sold on securitization net credit losses	43,188	36,259	61,654
Direct Financing Leases
Assets that Continue to be Recognized, Securitized or Asset-backed Financing Arrangement Assets and any Other Financial Assets Managed Together [Line Items]
Principal amount of assets managed or sold on securitization receivables	989,380	900,886
Principal amount of assets managed or sold on securitization receivables more than 90 days past-due and impaired loans	15,806	17,441
Assets recorded on the balance sheet credit losses	4,046	6,783	7,505
Installment Loans
Assets that Continue to be Recognized, Securitized or Asset-backed Financing Arrangement Assets and any Other Financial Assets Managed Together [Line Items]
Principal amount of assets managed or sold on securitization receivables	2,691,171	2,769,898
Principal amount of assets managed or sold on securitization receivables more than 90 days past-due and impaired loans	220,485	302,378
Assets recorded on the balance sheet credit losses	¥ 39,142	¥ 29,476	¥ 54,149

Securitization Transactions - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Servicing assets	¥ 14,562	¥ 11,533
Increase in servicing assets	4,224	2,505
Amortization of servicing assets	3,045	2,416
Foreign currency translation effects on servicing assets	1,850	(133)
Fair value of servicing assets	¥ 19,376	¥ 13,826

Information about Consolidated VIEs (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Variable Interest Entity [Line Items]
Total assets	¥ 1,400,457	[1]	¥ 1,652,917	[1]
Total Liabilities	845,268	[1]	1,106,185	[1]
Assets which are pledged as collateral	1,124,911	[2]	1,468,528	[2]
Commitments	0	[3]	5,702	[3]
Liquidating Customer Assets
Variable Interest Entity [Line Items]
Total assets	6,191	[1]	5,094	[1]
Total Liabilities	3,880	[1]	3,719	[1]
Assets which are pledged as collateral	6,191	[2]	5,094	[2]
Commitments	0	[3]	0	[3]
Acquisition Of Real Estate And Real Estate Development Projects For Customers
Variable Interest Entity [Line Items]
Total assets	20,081	[1]	49,781	[1]
Total Liabilities	2,112	[1]	28,848	[1]
Assets which are pledged as collateral	0	[2]	35,486	[2]
Commitments	0	[3]	0	[3]
Acquisition Of Real Estate For The Company And Its Subsidiaries Real Estate Related Business
Variable Interest Entity [Line Items]
Total assets	334,179	[1]	341,421	[1]
Total Liabilities	96,758	[1]	124,227	[1]
Assets which are pledged as collateral	197,143	[2]	245,994	[2]
Commitments	0	[3]	0	[3]
Corporate Rehabilitation Support Business
Variable Interest Entity [Line Items]
Total assets	10,205	[1]	14,302	[1]
Total Liabilities	192	[1]	205	[1]
Assets which are pledged as collateral	0	[2]	0	[2]
Commitments	0	[3]	0	[3]
Investment in securities
Variable Interest Entity [Line Items]
Total assets	34,091	[1]	61,713	[1]
Total Liabilities	8,075	[1]	7,050	[1]
Assets which are pledged as collateral	19,133	[2]	18,365	[2]
Commitments	0	[3]	15	[3]
Securitizing Financial Assets
Variable Interest Entity [Line Items]
Total assets	467,348	[1]	465,376	[1]
Total Liabilities	250,374	[1]	303,784	[1]
Assets which are pledged as collateral	391,664	[2]	465,376	[2]
Commitments	0	[3]	0	[3]
Securitization Of Commercial Mortgage Loans Originated By Third Parties
Variable Interest Entity [Line Items]
Total assets	425,017	[1]	569,272	[1]
Total Liabilities	434,273	[1]	575,712	[1]
Assets which are pledged as collateral	425,017	[2]	569,263	[2]
Commitments	0	[3]	0	[3]
Other
Variable Interest Entity [Line Items]
Total assets	103,345	[1]	145,958	[1]
Total Liabilities	49,604	[1]	62,640	[1]
Assets which are pledged as collateral	85,763	[2]	128,950	[2]
Commitments	¥ 0	[3]	¥ 5,687	[3]

[1]	The assets of most VIEs are used only to repay the liabilities of the VIEs, and the creditors of the liabilities of the VIEs have no recourse to other assets of the Company and its subsidiaries.
[2]	The assets are pledged as collateral by VIE for financing of the VIE.
[3]	This item represents remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.

Information about Non Consolidated VIEs (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Variable Interest Entity [Line Items]
Total assets	¥ 4,519,064		¥ 4,622,635
Specified bonds and non-recourse loans	110,386		138,668
Investments	107,622		134,937
Maximum exposure to loss	277,167	[1]	327,646	[1]
Liquidating Customer Assets
Variable Interest Entity [Line Items]
Total assets	41,929		53,300
Specified bonds and non-recourse loans	3,428		8,542
Investments	4,119		4,326
Maximum exposure to loss	7,547	[1]	12,868	[1]
Acquisition Of Real Estate And Real Estate Development Projects For Customers
Variable Interest Entity [Line Items]
Total assets	872,189		958,965
Specified bonds and non-recourse loans	106,861		125,746
Investments	51,345		59,144
Maximum exposure to loss	201,145	[1]	224,707	[1]
Acquisition Of Real Estate For The Company And Its Subsidiaries Real Estate Related Business
Variable Interest Entity [Line Items]
Total assets	0		0
Specified bonds and non-recourse loans	0		0
Investments	0		0
Maximum exposure to loss	0	[1]	0	[1]
Corporate Rehabilitation Support Business
Variable Interest Entity [Line Items]
Total assets	0		0
Specified bonds and non-recourse loans	0		0
Investments	0		0
Maximum exposure to loss	0	[1]	0	[1]
Investment in securities
Variable Interest Entity [Line Items]
Total assets	1,327,751		1,290,243
Specified bonds and non-recourse loans	0		0
Investments	24,822		24,371
Maximum exposure to loss	40,501	[1]	37,960	[1]
Securitizing Financial Assets
Variable Interest Entity [Line Items]
Total assets	0		0
Specified bonds and non-recourse loans	0		0
Investments	0		0
Maximum exposure to loss	0	[1]	0	[1]
Securitization Of Commercial Mortgage Loans Originated By Third Parties
Variable Interest Entity [Line Items]
Total assets	2,236,389		2,277,844
Specified bonds and non-recourse loans	0		0
Investments	23,257		43,792
Maximum exposure to loss	23,798	[1]	44,427	[1]
Other
Variable Interest Entity [Line Items]
Total assets	40,806		42,283
Specified bonds and non-recourse loans	97		4,380
Investments	4,079		3,304
Maximum exposure to loss	¥ 4,176	[1]	¥ 7,684	[1]

[1]	Maximum exposure to loss includes remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.

Variable Interest Entities - Additional Information (Detail) (Variable Interest Entity, Not Primary Beneficiary, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
VIEs for acquisition of real estate and real estate development projects for customers
Variable Interest Entity [Line Items]
Additional fund contributed to certain consolidated VIEs to support their repayment	¥ 2,000
VIEs for acquisition of real estate for the Company and its subsidiaries' real estate-related business
Variable Interest Entity [Line Items]
Additional fund contributed to certain consolidated VIEs to support their repayment	¥ 646	¥ 497

Investment in Affiliates (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Investments in and Advances to Affiliates [Line Items]
Shares	¥ 316,790	¥ 296,228
Loans	9,942	35,489
Investment in Affiliates	¥ 326,732	¥ 331,717

Investment in Affiliates - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Schedule of Equity Method Investments [Line Items]
Investment in affiliates, aggregate investment	¥ 67,835	¥ 48,569
Investment in affiliates, market value	99,758	58,213
Investment in affiliates, dividends received	10,221	8,653	2,875
Investment in affiliates, excess of cost over the underlying equity at acquisition dates	25,556	16,884
Gains on the sales office buildings	5,800	2,215	5,103
Gains on life insurance premium and related investment income	138,726	128,211	118,203
Percentage of ownership interest acquired	51.00%
Gain loss on sale of stock in subsidiary or equity method investee	3,132
Monex Group
Schedule of Equity Method Investments [Line Items]
Sales of stock by subsidiaries or affiliates, number of shares issued			140,000
Sales of stock by subsidiaries or affiliates, price per share			¥ 22,765
Sales of stock by subsidiaries or affiliates, value of shares issued			3,187
Shares issued for acquisition of Boom Group			65,685
Sales of stock by subsidiaries or affiliates, percentage of ownership before the transaction		21.00%	22.00%
Sales of stock by subsidiaries or affiliates, percentage of ownership after the transaction		22.00%	21.00%
Adjustment to the carrying amount of investments			710
Impairment losses recognized		12,713
Investment in affiliates, percentage of ownership		22.00%	21.00%
ORIX JREIT Inc.
Schedule of Equity Method Investments [Line Items]
Asset management fee paid	1,743	1,691	1,555
Gains on the sales office buildings	3,119	989	3,905
Gains on life insurance premium and related investment income		¥ 1,995
DAIKYO
Schedule of Equity Method Investments [Line Items]
Investment in affiliates, percentage of ownership	31.00%	31.00%	31.00%
ORIX Credit
Schedule of Equity Method Investments [Line Items]
Investment in affiliates, percentage of ownership		49.00%	49.00%

Combined and Condensed Information Related to Affiliates (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Operations:
Total revenues	¥ 827,740	¥ 945,635	¥ 850,947
Income before income taxes	97,301	74,223	108,175
Net income	64,699	51,940	92,763
Financial position:
Total assets	5,237,184	4,561,537	4,237,580
Total liabilities	4,031,673	3,508,038	3,174,222
Total equity	¥ 1,205,511	¥ 1,053,499	¥ 1,063,358

Changes in Goodwill by Reportable Segment (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Goodwill [Line Items]
Goodwill	¥ 96,107		¥ 97,397		¥ 76,484
Accumulated impairment losses	(296)		(2,607)		(5,410)
Beginning Balance	95,811		94,790		71,074
Acquired	34,429		4,024		29,247
Impairment	0		0		(173)
Other (net)	6,404	[1]	(3,003)	[1]	(5,358)	[1]
Goodwill	136,940		96,107		97,397
Accumulated impairment losses	(296)		(296)		(2,607)
Ending Balance	136,644		95,811		94,790
Corporate Financial Services
Goodwill [Line Items]
Goodwill	754		547		1,202
Accumulated impairment losses	(257)		(430)		(912)
Beginning Balance	497		117		290
Acquired	0		380		0
Impairment	0		0		(173)
Other (net)	0	[1]	0	[1]	0	[1]
Goodwill	754		754		547
Accumulated impairment losses	(257)		(257)		(430)
Ending Balance	497		497		117
Maintenance Leasing
Goodwill [Line Items]
Goodwill	282		282		282
Accumulated impairment losses	0		0		0
Beginning Balance	282		282		282
Acquired	0		0		0
Impairment	0		0		0
Other (net)	0	[1]	0	[1]	0	[1]
Goodwill	282		282		282
Accumulated impairment losses	0		0		0
Ending Balance	282		282		282
Real Estate
Goodwill [Line Items]
Goodwill	19,063		19,047		18,536
Accumulated impairment losses	0		0		0
Beginning Balance	19,063		19,047		18,536
Acquired	199		44		148
Impairment	0		0		0
Other (net)	67	[1]	(28)	[1]	363	[1]
Goodwill	19,329		19,063		19,047
Accumulated impairment losses	0		0		0
Ending Balance	19,329		19,063		19,047
Investment and Operation
Goodwill [Line Items]
Goodwill	312		3,674		7,329
Accumulated impairment losses	(39)		(2,177)		(4,498)
Beginning Balance	273		1,497		2,831
Acquired	21,754		14		0
Impairment	0		0		0
Other (net)	0	[1]	(1,238)	[1]	(1,334)	[1]
Goodwill	22,066		312		3,674
Accumulated impairment losses	(39)		(39)		(2,177)
Ending Balance	22,027		273		1,497
Retail
Goodwill [Line Items]
Goodwill	4,452		4,452		4,452
Accumulated impairment losses	0		0		0
Beginning Balance	4,452		4,452		4,452
Acquired	10,972		0		0
Impairment	0		0		0
Other (net)	0	[1]	0	[1]	0	[1]
Goodwill	15,424		4,452		4,452
Accumulated impairment losses	0		0		0
Ending Balance	15,424		4,452		4,452
Overseas
Goodwill [Line Items]
Goodwill	71,244		69,395		44,683
Accumulated impairment losses	0		0		0
Beginning Balance	71,244		69,395		44,683
Acquired	1,504		3,586		29,099
Impairment	0		0		0
Other (net)	6,337	[1]	(1,737)	[1]	(4,387)	[1]
Goodwill	79,085		71,244		69,395
Accumulated impairment losses	0		0		0
Ending Balance	¥ 79,085		¥ 71,244		¥ 69,395

[1]	Other includes foreign currency translation adjustments and certain other reclassifications.

Goodwill and Other Intangible Assets - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Intangible Assets by Major Class [Line Items]
Impairment loss	¥ 0	¥ 0	¥ 173
Aggregate amortization expenses for intangible assets	9,680	7,066	7,244
Estimated amortization expenses in fiscal 2014	10,206
Estimated amortization expenses in fiscal 2015	8,759
Estimated amortization expenses in fiscal 2016	7,962
Estimated amortization expenses in fiscal 2017	5,814
Estimated amortization expenses in fiscal 2018	3,599
Intangible assets subject to amortization acquired	27,997
Software
Intangible Assets by Major Class [Line Items]
Intangible assets subject to amortization acquired	12,291
Weighted average amortization period		7 years
Customer Relationships
Intangible Assets by Major Class [Line Items]
Intangible assets subject to amortization acquired	¥ 12,107
Weighted average amortization period		8 years

Other Intangible Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Intangible assets not subject to amortization:
Trade names	¥ 21,714	¥ 18,062
Others	605	521
Indefinite-Lived Intangible Assets (Excluding Goodwill), Total	22,319	18,583
Intangible assets subject to amortization:
Software	82,425	69,261
Customer relationships	17,054	5,552
Others	12,304	7,981
Finite-Lived Intangible Assets, Gross, Total	111,783	82,794
Accumulated amortization	(58,384)	(49,017)
Net	53,399	33,777
Intangible Assets, Net (Excluding Goodwill), Total	¥ 75,718	¥ 52,360

Composition of Short Term Debt and Weighted Average Contract Interest Rate on Short Term Debt (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Short-term Debt [Line Items]
Short-Term Debt	¥ 420,726	¥ 457,973
Weighted average rate	1.10%	1.40%
Japan | Bank Borrowings
Short-term Debt [Line Items]
Short-Term Debt	164,046	168,012
Weighted average rate	0.40%	0.70%
Japan | Commercial Paper
Short-term Debt [Line Items]
Short-Term Debt	146,944	176,415
Weighted average rate	0.20%	0.20%
Japan | Notes Payable to Banks
Short-term Debt [Line Items]
Short-Term Debt	40
Weighted average rate	0.90%
Overseas | Bank Borrowings
Short-term Debt [Line Items]
Short-Term Debt	104,542	107,568
Weighted average rate	3.30%	4.20%
Overseas | Commercial Paper
Short-term Debt [Line Items]
Short-Term Debt	4,560	4,023
Weighted average rate	3.80%	4.00%
Overseas | Notes Payable to Banks
Short-term Debt [Line Items]
Short-Term Debt	¥ 594	¥ 1,955
Weighted average rate	4.30%	5.30%

Composition of Long Term Debt, Weighted Average Contract Interest Rate on Long Term Debt and Repayment Due Dates (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Debt Instrument [Line Items]
Long-term debt	¥ 4,061,534	¥ 4,267,480
Weighted average rate	2.00%	2.10%
Banks Fixed Rate
Debt Instrument [Line Items]
Long-term debt	339,565	248,452
Weighted average rate	2.60%	2.70%
Minimum maturity date	2014	2013
Maximum maturity date	2025	2025
Banks Floating Rate
Debt Instrument [Line Items]
Long-term debt	1,233,059	1,223,127
Weighted average rate	1.10%	1.30%
Minimum maturity date	2014	2013
Maximum maturity date	2027	2027
Insurance Companies And Others Fixed Rate
Debt Instrument [Line Items]
Long-term debt	280,729	289,871
Weighted average rate	1.60%	1.80%
Minimum maturity date	2014	2013
Maximum maturity date	2023	2020
Insurance Companies And Others Floating Rate
Debt Instrument [Line Items]
Long-term debt	246,055	240,277
Weighted average rate	0.90%	1.10%
Minimum maturity date	2014	2013
Maximum maturity date	2028	2028
Unsecured Bonds
Debt Instrument [Line Items]
Long-term debt	1,173,902	1,144,539
Weighted average rate	1.80%	2.10%
Minimum maturity date	2014	2013
Maximum maturity date	2021	2021
Unsecured Convertible Bonds With Stock Acquisition Rights
Debt Instrument [Line Items]
Long-term debt	50,289	149,968
Weighted average rate	1.00%	1.00%
Maturity date	2014	2014
Unsecured Bond With Stock Acquisition Rights
Debt Instrument [Line Items]
Long-term debt		35,630
Weighted average rate		0.00%
Maturity date		2023
Unsecured Notes Under Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt	58,169	60,911
Weighted average rate	2.90%	2.00%
Minimum maturity date	2014	2013
Maximum maturity date	2018	2018
Payables Under Securitized Lease Receivables
Debt Instrument [Line Items]
Long-term debt	160,163	172,917
Weighted average rate	0.90%	1.10%
Minimum maturity date	2014	2013
Maximum maturity date	2019	2018
Payables Under Securitized Loan Receivables And Investment In Securities
Debt Instrument [Line Items]
Long-term debt	¥ 519,603	¥ 701,788
Weighted average rate	4.90%	4.50%
Minimum maturity date	2014	2013
Maximum maturity date	2039	2039

Schedule of Long Term Debt Repayment (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Debt Instrument [Line Items]
2014	¥ 1,110,847
2015	621,174
2016	783,508
2017	614,374
2018	576,471
Thereafter	355,160
Total	¥ 4,061,534	¥ 4,267,480

Short-Term and Long-Term Debt - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	12 Months Ended					12 Months Ended
	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2013 Unsecured Convertible Bonds With Stock Acquisition Rights JPY (¥)	Dec. 31, 2008 Unsecured Convertible Bonds With Stock Acquisition Rights JPY (¥)	Mar. 31, 2013 Unsecured Bond With Stock Acquisition Rights	Jun. 30, 2002 Unsecured Bond With Stock Acquisition Rights USD ($)	Mar. 31, 2013 Securities Pledged as Collateral JPY (¥)
Debt Disclosure [Line Items]
Unsecured bond issued					¥ 150,000		$ 400
Debt instrument convertible into shares of common stock, shares				73,492,910
Debt instrument conversion Price				¥ 684.27
Stock split ratio	10
Debt instrument unamortized discount							622
Debt instrument maturity date						Jun 14, 2022
Net amortization expenses of bond premiums and discounts, deferred issuance costs of bonds and medium-term notes	1,002	3,999	3,996
Total committed credit lines	481,096	463,969
Available credit lines	439,530	427,435
Long-term committed credit lines	230,586	210,139
Investment in securities pledged for primarily collateral deposits	¥ 1,093,668	¥ 1,147,390						¥ 24,079

Secured Assets for Short Term and Long Term Debt Payables to Financial Institutions (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Debt Disclosure [Line Items]
Minimum lease payments, loans and investment in operating leases	¥ 88,956
Investment in securities	110,492
Other operating assets	8,736
Other assets	9,916
Pledged Assets, Other, Not Separately Reported on Statement of Financial Position, Total	¥ 218,100

Deposits (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Deposits From Banking Clients [Line Items]
Time deposits	¥ 885,482	¥ 894,169
Other deposits	193,105	209,345
Total	¥ 1,078,587	¥ 1,103,514

Deposits - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Deposits From Banking Clients [Line Items]
Time deposits, including certificates of deposit issued in amounts of 10 million Yen or more	¥ 561,449	¥ 588,550

Schedule of Time Deposits Maturity (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Deposits From Banking Clients [Line Items]
2014	¥ 515,347
2015	177,935
2016	104,776
2017	57,090
2018	30,334
Total	¥ 885,482	¥ 894,169

Income before Income Taxes and Discontinued Operations, and Provision for Income Taxes (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Income Taxes [Line Items]
Income before income taxes and discontinued operations:	¥ 172,518	[1]	¥ 129,756	[1]	¥ 89,632	[1]
Current provision for income taxes	21,001		29,113		44,297
Deferred provision for income taxes	32,655		16,362		(19,624)
Provision for income taxes	53,656		45,475		24,673
Japan
Income Taxes [Line Items]
Income before income taxes and discontinued operations:	109,166		73,564		35,027
Current provision for income taxes	7,326		12,688		25,950
Deferred provision for income taxes	27,400		18,216		(16,004)
Overseas
Income Taxes [Line Items]
Income before income taxes and discontinued operations:	63,352		56,192		54,605
Current provision for income taxes	13,675		16,425		18,347
Deferred provision for income taxes	¥ 5,255		¥ (1,854)		¥ (3,620)

[1]	Results of discontinued operations (pre-tax) are included in each amount attributed to each geographic area.

Income Taxes - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Taxes [Line Items]
National Corporate tax	28.00%	30.00%	30.00%
Inhabitant tax		6.00%	6.00%
Enterprise tax		8.00%	8.00%
Statutory income tax rate	38.30%	40.90%	40.90%
Decrease in provision for income taxes		¥ (6,641)
Net changes in total valuation allowance	(5,307)	(2,656)	(16,052)
Net operating loss carryforwards	¥ 199,092
Amended
Income Taxes [Line Items]
Tax loss carry forward, period		9 years
Before Amendment
Income Taxes [Line Items]
Tax loss carry forward, period		7 years
Percentage of tax rate deductible from taxable income		80.00%
Fiscal Years April 1, 2012 Through March 31, 2015
Income Taxes [Line Items]
Statutory income tax rate		38.30%
Fiscal Years After April 1, 2015
Income Taxes [Line Items]
Statutory income tax rate		35.90%

Reconciliation of Differences between Tax Provision Computed and Consolidated Provisions for Income Taxes (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Reconciliation of Provision of Income Taxes [Line Items]
Income before income taxes and discontinued operations	¥ 172,518	[1]	¥ 129,756	[1]	¥ 89,632	[1]
Tax provision computed at statutory rate	66,074		53,070		36,660
Increases (reductions) in taxes due to:
Change in valuation allowance	(3,371)		3,921		(5,647)
Non-deductible expenses for tax purposes	1,538		1,335		1,023
Non-taxable income for tax purposes	(2,128)		(2,852)		(2,697)
Effect of lower tax rates on foreign subsidiaries and a domestic life insurance subsidiary	(4,720)		(6,871)		(4,206)
Effect of the new Japanese tax law	0		(7,137)		0
Other, net	(3,737)		4,009		(460)
Provision for income taxes	¥ 53,656		¥ 45,475		¥ 24,673

[1]	Results of discontinued operations (pre-tax) are included in each amount attributed to each geographic area.

Total Income Tax Recognized (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Taxes [Line Items]
Provision for Income Taxes	¥ 53,656	¥ 45,475	¥ 24,673
Income taxes on discontinued operations	(321)	(2,086)	7,530
Income taxes on other comprehensive income (loss):
Net unrealized gains (losses) on investment in securities	5,936	1,357	3,403
Defined benefit pension plans	2,727	(1,774)	(1,427)
Foreign currency translation adjustments	7,225	335	(214)
Net unrealized gains (losses) on derivative instruments	42	(648)	(338)
Total income taxes	¥ 69,265	¥ 42,659	¥ 33,627

Tax Effects of Temporary Differences Giving Rise to Deferred Tax Assets and Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Assets:
Net operating loss carryforwards	¥ 39,762	¥ 41,288
Allowance for doubtful receivables on direct financing leases and probable loan losses	25,891	50,016
Investment in securities	7,129	5,325
Other operating assets	11,369	7,049
Accrued expenses	10,456	7,294
Installment loans	16,432	22,970
Other	50,913	37,328
Deferred Tax Assets, Gross, Total	161,952	171,270
Less: valuation allowance	(18,831)	(24,138)
Deferred Tax Assets, Net of Valuation Allowance, Total	143,121	147,132
Liabilities:
Investment in direct financing leases	14,617	12,535
Investment in operating leases	72,925	63,372
Deferred insurance policy acquisition costs	19,311	15,370
Policy liabilities	38,831	31,437
Undistributed earnings	32,723	19,792
Prepaid benefit cost	13,475	8,860
Other	63,840	60,271
Deferred Tax Liabilities, Net, Total	255,722	211,637
Net deferred tax liability	¥ 112,601	¥ 64,505

Net Operating Loss Carryforwards Expire Date (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Operating Loss Carryforwards [Line Items]
2014	¥ 2,103
2015	6,236
2018	28,185
Thereafter	162,568
Total	¥ 199,092

Net Deferred Tax Assets and Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Other assets	¥ 18,805	¥ 25,773
Income taxes: Deferred	131,406	90,278
Net deferred tax liability	¥ 112,601	¥ 64,505

Funded Status of Defined Benefit Pension Plans (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Change in benefit obligation:
Benefit obligation at beginning of year	¥ 63,719	¥ 58,589
Service cost	3,214	3,049
Interest cost	1,252	1,339
Actuarial loss	15	3,170
Foreign currency exchange rate change	656	(35)
Benefits paid	(2,493)	(2,195)
Business combinations	3,117	0
Other	0	(198)
Benefit obligation at end of year	69,480	63,719
Change in plan assets:
Fair value of plan assets at beginning of year	85,945	85,396
Actual return on plan assets	9,289	108
Employer contribution	2,591	2,542
Benefits paid	(2,337)	(2,090)
Business combinations	1,005	0
Foreign currency exchange rate change	476	(11)
Fair value of plan assets at end of year	96,969	85,945
The funded status of the plans	27,489	22,226
Amount recognized in the consolidated balance sheets consists of:
Prepaid benefit cost included in prepaid expenses	32,005	24,459
Accrued benefit liability included in accrued expenses	(4,516)	(2,233)
Net amount recognized	¥ 27,489	¥ 22,226

Defined Benefit Plan Amount Recognized in Accumulated Other Comprehensive Income (Loss), Pre-tax (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Net prior service credit	¥ 6,530	¥ 7,697
Net actuarial loss	(22,523)	(31,120)
Net transition obligation	(272)	(325)
Total recognized in accumulated other comprehensive income (loss), pre-tax	¥ (16,265)	¥ (23,748)

Pension Plans - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Estimated portions of net prior service credit that will be recognized as a component of net pension cost in next fiscal year	¥ (1,131)
Estimated portions of net prior service credit that will be recognized as a component of net pension cost in next fiscal year	831
Estimated portions of net prior service credit that will be recognized as a component of net pension cost in next fiscal year	54
Accumulated benefit obligations for all defined benefit pension plans	61,992	56,766
Aggregate projected benefit obligations for plans with accumulated benefit obligations in excess of plan assets	9,341	5,210
Aggregate accumulated benefit obligations for plans with accumulated benefit obligations in excess of plan assets	8,844	4,898
Aggregate fair values of plan assets for the plans with accumulated benefit obligations in excess of plan assets	4,833	3,019
Expected pension plans contributions by Company and certain subsidiaries in next fiscal year	3,008
Cost recognized for defined contribution pension plans of Company and certain of its subsidiaries	¥ 1,500	¥ 1,409	¥ 1,578
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Portfolio of plans	30.00%	20.00%
Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Portfolio of plans	50.00%	50.00%
Other investment
Defined Benefit Plan Disclosure [Line Items]
Portfolio of plans	20.00%	30.00%

Net Pension Cost of Defined Benefit Plans (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Service cost	¥ 3,214	¥ 3,049	¥ 3,104
Interest cost	1,252	1,339	1,355
Expected return on plan assets	(2,049)	(2,019)	(2,025)
Amortization of transition obligation	56	56	(4)
Amortization of net actuarial loss	1,496	1,218	1,036
Amortization of prior service credit	(1,168)	(1,193)	(1,193)
Net periodic pension cost	¥ 2,801	¥ 2,450	¥ 2,273

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial gain (loss)	¥ 7,312	¥ (5,144)	¥ (3,446)
Amortization of net actuarial loss	1,496	1,218	1,036
Prior service credit due to amendments	0	7	8
Amortization of prior service credit	(1,168)	(1,193)	(1,193)
Amortization of transition obligation	56	56	(4)
Plan curtailments and settlements	0	18	0
Foreign currency exchange rate change	(213)	19	166
Total recognized in other comprehensive income (loss), pre-tax	¥ 7,483	¥ (5,019)	¥ (3,433)

Significant Assumptions of Domestic and Overseas Pension Plans Used to Determine Plan Amounts (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Domestic Pension Plans Of Foreign Entity Defined Benefit
Weighted-average assumptions used to determine benefit obligations at March 31:
Discount rate	1.80%	1.80%	2.10%
Rate of increase in compensation levels	6.00%	6.10%	6.10%
Weighted-average assumptions used to determine net periodic pension cost for years ended March 31:
Discount rate	1.80%	2.10%	2.10%
Rate of increase in compensation levels	6.10%	6.10%	5.90%
Expected long-term rate of return on plan assets	2.20%	2.20%	2.20%
Foreign Pension Plans Defined Benefit
Weighted-average assumptions used to determine benefit obligations at March 31:
Discount rate	4.30%	4.50%	5.50%
Rate of increase in compensation levels	0.60%	0.70%	0.80%
Weighted-average assumptions used to determine net periodic pension cost for years ended March 31:
Discount rate	4.50%	5.50%	6.00%
Rate of increase in compensation levels	0.70%	0.80%	0.80%
Expected long-term rate of return on plan assets	7.20%	7.20%	8.10%

Fair Value of Pension Plan Assets by Asset Category (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	¥ 96,969		¥ 85,945		¥ 85,396
Level 1
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	0		0
Level 2
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	96,969		85,945
Level 3
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	0		0
Pooled Equity Securities Funds | Japan
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	12,458	[1]	9,360	[2]
Pooled Equity Securities Funds | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	14,670	[3]	11,826	[3]
Pooled Equity Securities Funds | Level 1 | Japan
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	0	[1]	0	[2]
Pooled Equity Securities Funds | Level 1 | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	0	[3]	0	[3]
Pooled Equity Securities Funds | Level 2 | Japan
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	12,458	[1]	9,360	[2]
Pooled Equity Securities Funds | Level 2 | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	14,670	[3]	11,826	[3]
Pooled Equity Securities Funds | Level 3 | Japan
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	0	[1]	0	[2]
Pooled Equity Securities Funds | Level 3 | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	0	[3]	0	[3]
Pooled Debt Securities Funds | Japan
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	26,208	[4]	25,182	[5]
Pooled Debt Securities Funds | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	14,641	[6]	12,894	[7]
Pooled Debt Securities Funds | Level 1 | Japan
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	0	[4]	0	[5]
Pooled Debt Securities Funds | Level 1 | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	0	[6]	0	[7]
Pooled Debt Securities Funds | Level 2 | Japan
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	26,208	[4]	25,182	[5]
Pooled Debt Securities Funds | Level 2 | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	14,641	[6]	12,894	[7]
Pooled Debt Securities Funds | Level 3 | Japan
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	0	[4]	0	[5]
Pooled Debt Securities Funds | Level 3 | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	0	[6]	0	[7]
Municipal Bonds | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	3,332		2,791
Municipal Bonds | Level 1 | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	0		0
Municipal Bonds | Level 2 | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	3,332		2,791
Municipal Bonds | Level 3 | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	0		0
Life Insurance Company General Accounts | Other Assets
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	17,880	[8]	17,280	[8]
Life Insurance Company General Accounts | Level 1 | Other Assets
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	0	[8]	0	[8]
Life Insurance Company General Accounts | Level 2 | Other Assets
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	17,880	[8]	17,280	[8]
Life Insurance Company General Accounts | Level 3 | Other Assets
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	0	[8]	0	[8]
Other | Other Assets
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	7,780	[9]	6,612	[9]
Other | Level 1 | Other Assets
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	0	[9]	0	[9]
Other | Level 2 | Other Assets
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	7,780	[9]	6,612	[9]
Other | Level 3 | Other Assets
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	¥ 0	[9]	¥ 0	[9]

[1]	These funds invest in listing shares include shares of ORIX Corporation in the amounts of ¥12 million and units of ORIX JREIT Inc. in the amounts of ¥179 million at March 31, 2013.
[2]	Equity securities of Japanese companies in which the Company and certain subsidiaries invest as pension plan assets include units of ORIX JREIT Inc. in the amounts of ¥89 million at March 31, 2012.
[3]	These funds invest in listing shares.
[4]	These funds invest approximately 70% in Japanese government bonds, approximately 10% in Japanese municipal bonds, and approximately 20% in Japanese corporate bonds. These funds include corporate bonds of ORIX Corporation in the amounts of ¥107 million and investment corporation bonds of ORIX JREIT Inc. in the amounts of ¥41 million at March 31, 2013.
[5]	These funds invest approximately 70% in Japanese government bonds, approximately 10% in Japanese municipal bonds, and approximately 20% in Japanese corporate bonds.
[6]	These funds invest approximately 90% in foreign government bonds and approximately 10% in foreign corporate bonds.
[7]	These funds invest approximately 80% in foreign government bonds, and approximately 20% in foreign municipal bonds.
[8]	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
[9]	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.

Fair Value of Pension Plan Assets by Asset Category (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2013 Japanese Government Bond Securities	Mar. 31, 2012 Japanese Government Bond Securities	Mar. 31, 2013 Japanese Municipal Bonds Securities	Mar. 31, 2012 Japanese Municipal Bonds Securities	Mar. 31, 2013 Japanese Corporate Bonds Securities	Mar. 31, 2012 Japanese Corporate Bonds Securities	Mar. 31, 2013 Japanese Corporate Bonds Securities ORIX JREIT Inc.	Mar. 31, 2013 Foreign Government Bonds	Mar. 31, 2012 Foreign Government Bonds	Mar. 31, 2013 Debt Securities	Mar. 31, 2012 Debt Securities	Mar. 31, 2013 Japanese Companies Equity Securities	Mar. 31, 2013 Japanese Companies Equity Securities ORIX JREIT Inc.	Mar. 31, 2012 Japanese Companies Equity Securities ORIX JREIT Inc.
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	¥ 96,969	¥ 85,945	¥ 85,396					¥ 107		¥ 41					¥ 12	¥ 179	¥ 89
Pension plan assets investment allocation in pooled funds				70.00%	70.00%	10.00%	10.00%	20.00%	20.00%		90.00%	80.00%	10.00%	20.00%

Benefits Expected to be Paid (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
2014	¥ 2,013
2015	1,715
2016	1,871
2017	2,042
2018	2,236
2019-2023	13,464
Total	¥ 23,341

Changes in Redeemable Noncontrolling Interests (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Beginning Balance	¥ 37,633	¥ 33,902	¥ 28,095
Contribution to subsidiary	0	0	10,219
Adjustment of redeemable noncontrolling interests to redemption value	(400)	1,188	(73)
Transaction with noncontrolling interests	942	1,213	1,063
Comprehensive income (loss)
Net Income	3,985	2,724	2,959
Other comprehensive income (loss)
Net change of foreign currency translation adjustments	5,224	(315)	(2,353)
Total other comprehensive income (loss)	5,224	(315)	(2,353)
Comprehensive income (loss)	9,209	2,409	606
Cash dividends	(5,763)	(1,079)	(6,008)
Ending Balance	¥ 41,621	¥ 37,633	¥ 33,902

Stock-Based Compensation - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash received from the exercise of stock options	¥ 345	¥ 55	¥ 98
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value of options exercised	136	5	19
Incremental stock-based compensation costs recognized			142
Stock Options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average vesting period	1.67
Weighted average exercise period	9.67
Stock Options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average vesting period	1.92
Weighted average exercise period	9.92
Stock Compensation Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Points granted	383,250
Points settled for individuals retired	72,250
Points outstanding	1,737,792
Incremental stock-based compensation costs recognized	¥ 410	¥ 288	¥ 255

Summary of Information Related to Stock Acquisition Rights (Detail) (JPY ¥)	1 Months Ended	12 Months Ended
	Jul. 31, 2009	Mar. 31, 2013 Stock Options Fiscal 2003 Plan		Mar. 31, 2013 Stock Options Fiscal 2004 Plan		Mar. 31, 2013 Stock Options Fiscal 2005 Plan		Mar. 31, 2013 Stock Options Fiscal 2006 Plan		Mar. 31, 2013 Stock Options Fiscal 2007 Plan		Mar. 31, 2013 Stock Options Fiscal 2008 Plan		Mar. 31, 2013 Stock Options Fiscal 2009 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise period, range start		Jun 27, 2004		Jun 26, 2005		Jun 24, 2006		Jun 22, 2007		Jun 21, 2008		Jul 5, 2009		Jul 18, 2010
Exercise period, range end		Jun 26, 2012		Jun 25, 2013		Jun 23, 2014		Jun 21, 2015		Jun 20, 2016		Jun 22, 2017		Jun 24, 2018
Number of shares Initially granted	18,000,000	4,533,000	[1]	5,160,000	[1]	5,289,000	[1]	4,774,000	[1]	1,942,000	[1]	1,449,800	[1]	1,479,000	[1]
Exercise Price		¥ 721	[1]	¥ 700	[1]	¥ 1,172	[1]	¥ 1,891	[1]	¥ 2,962	[1]	¥ 3,101	[1]	¥ 1,689	[1]

[1]	The number of shares and exercise price of the granted options were adjusted for the 10-for-1 stock split implemented on April 1, 2013.

Summary of Information Related to Stock Acquisition Rights (Parenthetical) (Detail)	12 Months Ended
Mar. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock split implemented	10

Summary of Information about Stock Options Activity (Detail) (JPY ¥)	12 Months Ended
Mar. 31, 2013
Number of shares
Outstanding at beginning of the year	10,478,200	[1]
Exercised	(499,000)	[1]
Forfeited or expired	(928,200)	[1]
Outstanding at end of year	9,051,000	[1]
Exercisable at end of year	9,051,000	[1]
Weighted average exercise price
Outstanding at beginning of the year	¥ 1,901	[1],[2]
Exercised	¥ 700	[1],[2]
Forfeited or expired	¥ 1,465	[1],[2]
Outstanding at end of year	¥ 2,011	[1],[2]
Exercisable at end of year	¥ 2,011	[1],[2]
Weighted average remaining contractual life
Outstanding at end of year	2 years 9 months 11 days
Exercisable at end of year	2 years 9 months 11 days
Aggregate intrinsic value
Outstanding at end of year	¥ 187
Exercisable at end of year	¥ 187

[1]	The number of shares and exercise price of the granted options were adjusted for the 10-for-1 stock split implemented on April 1, 2013.
[2]	The exercise prices of the granted options were adjusted in July 2009 for the issuance of new 18 million shares.

Summary of Information about Stock Options Activity (Parenthetical) (Detail) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Jul. 31, 2009	Mar. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted options, issuance of new shares	18
Stock split implemented		10

Changes in Components of Accumulated Other Comprehensive Income (Loss) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Beginning Balance	¥ (96,056)	¥ (96,180)	¥ (79,459)
Cumulative effect of applying new accounting standards for the consolidation of variable interest entities, net of tax of ¥2,265 million			(3,406)
Beginning Balance Restated			(82,865)
Net unrealized gains on investment in securities, net of tax of ¥(2,379) million in 2011, ¥(2,820) million in 2012, and ¥(7,933) million in 2013	17,454	6,963	3,292
Reclassification adjustment included in net income, net of tax of ¥(3,289) million in 2011, ¥1,463 million in 2012, and ¥1,997 million in 2013	(4,625)	(2,321)	4,313
Defined benefit pension plans, net of tax of ¥1,339 million in 2011,¥1,807 million in 2012, and ¥(2,589) million in 2013	4,508	(3,292)	(1,934)
Reclassification adjustment included in net income, net of tax of ¥88 million in 2011, ¥(33) million in 2012, and ¥(138) million in 2013	248	47	(72)
Foreign currency translation adjustments, net of tax of ¥245 million in 2011, ¥(335) million in 2012, and ¥(5,254) million in 2013	38,382	(118)	(18,158)
Reclassification adjustment included in net income, net of tax of ¥(31) million in 2011, ¥0 million in 2012, and ¥(1,971) million in 2013	3,551	0	44
Net unrealized losses on derivative instruments, net of tax of ¥488 million in 2011, ¥450 million in 2012, and ¥286 million in 2013	(549)	(974)	(1,011)
Reclassification adjustment included in net income, net of tax of ¥(150) million in 2011, ¥198 million in 2012, and ¥(328) million in 2013	824	(181)	211
Change during year	59,793	124	(13,315)
Ending Balance	(36,263)	(96,056)	(96,180)
Accumulated Net Unrealized Investment Gain (Loss)
Beginning Balance	16,145	11,503	7,495
Cumulative effect of applying new accounting standards for the consolidation of variable interest entities, net of tax of ¥2,265 million			(3,597)
Beginning Balance Restated			3,898
Net unrealized gains on investment in securities, net of tax of ¥(2,379) million in 2011, ¥(2,820) million in 2012, and ¥(7,933) million in 2013	17,454	6,963	3,292
Reclassification adjustment included in net income, net of tax of ¥(3,289) million in 2011, ¥1,463 million in 2012, and ¥1,997 million in 2013	(4,625)	(2,321)	4,313
Change during year	12,829	4,642	7,605
Ending Balance	28,974	16,145	11,503
Accumulated Defined Benefit Plans Adjustment
Beginning Balance	(14,343)	(11,098)	(9,092)
Beginning Balance Restated			(9,092)
Defined benefit pension plans, net of tax of ¥1,339 million in 2011,¥1,807 million in 2012, and ¥(2,589) million in 2013	4,508	(3,292)	(1,934)
Reclassification adjustment included in net income, net of tax of ¥88 million in 2011, ¥(33) million in 2012, and ¥(138) million in 2013	248	47	(72)
Change during year	4,756	(3,245)	(2,006)
Ending Balance	(9,587)	(14,343)	(11,098)
Accumulated Translation Adjustment
Beginning Balance	(95,692)	(95,574)	(77,651)
Cumulative effect of applying new accounting standards for the consolidation of variable interest entities, net of tax of ¥2,265 million			191
Beginning Balance Restated			(77,460)
Foreign currency translation adjustments, net of tax of ¥245 million in 2011, ¥(335) million in 2012, and ¥(5,254) million in 2013	38,382	(118)	(18,158)
Reclassification adjustment included in net income, net of tax of ¥(31) million in 2011, ¥0 million in 2012, and ¥(1,971) million in 2013	3,551	0	44
Change during year	41,933	(118)	(18,114)
Ending Balance	(53,759)	(95,692)	(95,574)
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges
Beginning Balance	(2,166)	(1,011)	(211)
Beginning Balance Restated			(211)
Net unrealized losses on derivative instruments, net of tax of ¥488 million in 2011, ¥450 million in 2012, and ¥286 million in 2013	(549)	(974)	(1,011)
Reclassification adjustment included in net income, net of tax of ¥(150) million in 2011, ¥198 million in 2012, and ¥(328) million in 2013	824	(181)	211
Change during year	275	(1,155)	(800)
Ending Balance	¥ (1,891)	¥ (2,166)	¥ (1,011)

Changes in Components of Accumulated Other Comprehensive Income (Loss) (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Cumulative effect of applying new accounting standards for the consolidation of variable interest entities, tax			¥ 2,265
Net unrealized gains on investment in securities, tax	(7,933)	(2,820)	(2,379)
Reclassification adjustment included in net income, tax	1,997	1,463	(3,289)
Defined benefit pension plans, tax	(2,589)	1,807	1,339
Reclassification adjustment included in net income, tax	(138)	33	88
Foreign currency translation adjustments, tax	(5,254)	(335)	245
Reclassification adjustment included in net income, tax	(1,971)	0	(31)
Net unrealized losses on derivative instruments, tax	286	450	488
Reclassification adjustment included in net income, tax	¥ (328)	¥ 198	¥ (150)

Changes in Number of Shares Issued (Detail)	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012	Mar. 31, 2011
Stockholders Equity Note [Line Items]
Exercise of stock options	499,000	[1]
Common Stock
Stockholders Equity Note [Line Items]
Beginning balance	1,102,544,220		1,102,458,460	1,102,299,480
Exercise of stock options	499,000		77,000	140,000
Conversion of convertible bonds	145,671,540		8,760	18,980
Ending balance	1,248,714,760		1,102,544,220	1,102,458,460

[1]	The number of shares and exercise price of the granted options were adjusted for the 10-for-1 stock split implemented on April 1, 2013.

ORIX Corporation Shareholders' Equity - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Stockholders Equity Note [Line Items]
Stock split ratio of common stock	10
Dividends to be distributed to shareholders	¥ 15,878
Declared date of dividends to be distributed to shareholders	2013-05
Record date of dividends to be distributed to shareholders	Mar 31, 2013
Amount available for dividends under the Japanese Companies Act	258,000
Equity in undistributed earnings of the companies accounted for by the equity method	14,037	1,972	16,806
Restricted net assets of certain subsidiaries which include regulatory capital requirements for life insurance and banking operations	40,738
Maximum
Stockholders Equity Note [Line Items]
Restricted net assets of certain subsidiaries, percentage to consolidated net assets	25.00%
Retained Earnings
Stockholders Equity Note [Line Items]
Equity in undistributed earnings of the companies accounted for by the equity method	¥ 40,063

Brokerage Commissions and Net Gains (Losses) on Investment Securities (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Brokerage commissions	¥ 122	¥ 24	¥ 119
Net gains on investment securities	28,805	24,894	15,116
Dividends income	5,887	4,419	4,344
Brokerage commissions and net gains on investment securities	¥ 34,814	¥ 29,337	¥ 19,579

Brokerage Commissions and Net Gains on Investment Securities - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net trading gains (losses)	¥ 3,435	¥ 9,324	¥ 4,607

Life Insurance Premiums and Related Investment Income (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Life insurance premiums	¥ 130,187	¥ 116,836	¥ 107,860
Life insurance related investment income	8,539	11,375	10,343
Gains on life insurance premium and related investment income	¥ 138,726	¥ 128,211	¥ 118,203

Life Insurance Operations - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Amortization of policy acquisition costs charged to income	¥ 7,196	¥ 7,307	¥ 7,541

Other Operating Revenues and Other Operating Expenses (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Other operating revenues	¥ 336,510	¥ 264,005	¥ 252,444
Other operating expenses	200,146	152,827	147,049
Vehicle Maintenance and Management Services
Other operating revenues	40,472	40,168	40,760
Other operating expenses	29,669	31,752	33,790
M & A Advisory Services, Financing Advice, Financial Restructuring Advisory Services and Related Services
Other operating revenues	54,374	46,165	50,319
Private Equity Investment
Other operating revenues	37,970
Other operating expenses	33,714
Environment and Energy Related Business
Other operating revenues	29,812	21,202	19,563
Other operating expenses	23,142	18,056	17,254
Facilities Management of Golf Courses
Other operating revenues	23,479	23,061	23,163
Other operating expenses	21,130	20,418	21,012
Facilities Management of Hotels and Japanese Inns
Other operating revenues	31,093	29,355	27,966
Other operating expenses	26,959	26,038	26,690
Other Segment
Other operating revenues	119,310	104,054	90,673
Other operating expenses	¥ 65,532	¥ 56,563	¥ 48,303

Write-Downs of Long-Lived Assets - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses	¥ 21,053	¥ 20,246	¥ 20,310
Write-downs of long-lived assets	19,117	15,167	17,400
Office Building
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses	923	605	2,464
Number of impaired assets	2	3	7
Office Building Held for Sale
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses	1,055	1,055
Number of impaired assets	14	17
Condominiums Held for Sale
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses	1,142	1,108	1,353
Number of impaired assets	13	25	26
Condominiums
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses	3,853	269	2,758
Number of impaired assets	4	5	18
Commercial Facilities Other Than Office
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses	1,582		5,284
Number of impaired assets	2		12
Buildings
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses	442	385
Number of impaired assets	4	7
Land Undeveloped Or Under Construction Held for Sale
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses	608	2,220
Land Undeveloped Or Under Construction
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses	6,818	6,983
Property, Plant and Equipment, Other Types
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses	¥ 4,630	¥ 7,621	¥ 8,451

Discontinued Operations - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gains on sales of subsidiaries and business units	¥ 6,805	¥ 4,170	¥ 14,393
Gains (losses) on sales of subsidiaries and liquidation losses, net	(13)	(361)
Gains losses on derivative trading instruments included in income from subsidiary	(370)	(1,188)	1,977
Gains on sales of real estate properties	14,032	14,721	9,968
Subsidiaries
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gains on sales of subsidiaries and business units			6,895
Real Estate
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gains on sales of real estate properties	6,818	4,531	7,498
Rental properties held for sale	¥ 39,459	¥ 33,933

Discontinued Operations (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	¥ 10,825		¥ 24,211		¥ 52,144
Income from discontinued operations, net	(125)	[1]	(466)	[1]	13,924	[1]
Provision for income taxes	321		2,086		(7,530)
Discontinued operations, net of applicable tax effect	¥ 196		¥ 1,620		¥ 6,394

[1]	Income from discontinued operations, net includes aggregate gains on sales of subsidiaries, business units, and rental properties in the amount of ¥14,393 million, ¥4,170 million and ¥6,805 million in fiscal 2011, 2012 and 2013, respectively.

Discontinued Operations (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income from discontinued operations, aggregate gains on sales of subsidiaries, business units, and rental properties	¥ 6,805	¥ 4,170	¥ 14,393

Per Share Data - Additional Information (Detail) (Stock Options) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares excluded from calculation of diluted EPS	9,010	9,820	11,391

Reconciliation of Differences Between Basic and Diluted Earnings Per Share (EPS) (Detail) (JPY ¥) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Income attributable to ORIX Corporation shareholders from continuing operations	¥ 112,116	¥ 81,154	¥ 59,567
Effect of dilutive securities
Expense related to convertible bond	1,329	2,364	2,392
Income from continuing operations for diluted EPS computation	¥ 113,445	¥ 83,518	¥ 61,959
Weighted-average shares	1,087,883	1,075,095	1,074,890
Effect of dilutive securities
Conversion of convertible bond	206,635	244,104	244,119
Exercise of stock options	1,546	1,228	1,068
Weighted-average shares for diluted EPS computation	1,296,064	1,320,427	1,320,077
Earnings per share for income attributable to ORIX Corporation shareholders from continuing operations:
Basic	¥ 103.06	¥ 75.49	¥ 55.42
Diluted	¥ 87.53	¥ 63.25	¥ 46.94

Derivative Financial Instruments and Hedging - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Net gains (losses) on cash flow hedges reclassified from accumulated other comprehensive income (loss) into earnings	¥ (824)	¥ 181	¥ (211)
Net derivative losses included in accumulated other comprehensive income (loss), that will be reclassified into earnings within fiscal 2014	(936)
Net gains (losses) on cash flow hedges reclassified from accumulated other comprehensive income (loss) into earnings	69
Net gains (losses) hedge ineffectiveness associated with instruments designated as fair value hedges recorded in earnings	¥ (47)	¥ (265)	¥ (231)

Effect of Derivative Instruments on Consolidated Statements of Income, Pre-tax (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	¥ (370)	¥ (1,188)	¥ 1,977
Fair value hedges | Interest rate swap agreements | Interest on loans and investment securities/Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	76	4,072	1,986
Gains (losses) recognized in income on hedged item	(120)	(4,337)	(2,217)
Fair value hedges | Foreign exchange contracts | Foreign currency transaction loss
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	(8,828)	972	8,765
Gains (losses) recognized in income on hedged item	8,828	(972)	(8,765)
Fair value hedges | Foreign currency swap agreements | Foreign currency transaction loss
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	(2,352)	227	4,297
Gains (losses) recognized in income on hedged item	2,349	(227)	(4,297)
Fair value hedges | Foreign Exchange Long Term Debt | Foreign currency transaction loss
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	172	69	1,193
Gains (losses) recognized in income on hedged item	(172)	(69)	(1,193)
Trading derivatives or derivatives not designated as hedging instruments | Interest rate swap agreements | Other operating revenues/expenses
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	8	23	34
Trading derivatives or derivatives not designated as hedging instruments | Foreign exchange contracts | Brokerage commissions and net gains (losses) on investment securities
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	(236)	615	(245)
Trading derivatives or derivatives not designated as hedging instruments | Foreign currency swap agreements | Other operating revenues/expenses
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		24	(10)
Trading derivatives or derivatives not designated as hedging instruments | Future | Brokerage commissions and net gains (losses) on investment securities
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	(504)	(1,056)	1,897
Trading derivatives or derivatives not designated as hedging instruments | Credit derivatives held/written | Other operating revenues/expenses
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	344	(92)	(675)
Trading derivatives or derivatives not designated as hedging instruments | Options Held (Written), Caps Held and Other | Other operating revenues/expenses
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	992	137	660
Cash flow hedges | Interest rate swap agreements
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative (effective portion)	(249)	(489)	598
Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	0	0	0
Cash flow hedges | Interest rate swap agreements | Interest on loans and investment securities/Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)	6	44	313
Cash flow hedges | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative (effective portion)	(1,546)	(526)	526
Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	0	0	0
Cash flow hedges | Foreign exchange contracts | Foreign currency transaction loss
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)	73	(696)	(291)
Cash flow hedges | Foreign currency swap agreements
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative (effective portion)	960	(409)	(2,623)
Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	(69)	0	0
Cash flow hedges | Foreign currency swap agreements | Interest on loans and investment securities/Interest expense/Foreign currency transaction loss
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)	(1,231)	1,031	(383)
Hedges of net investment in foreign operations | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative (effective portion)	(11,524)	(1,198)	(4,468)
Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	0	0	0
Hedges of net investment in foreign operations | Foreign exchange contracts | Gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)	1,425	0	39
Hedges of net investment in foreign operations | Debt Loans and Bonds in Local Currency
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative (effective portion)	(19,637)	1,348	3,711
Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)	3,464	0	0
Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	¥ 0	¥ 0	¥ 0

Notional Amounts of Derivative Instruments and Fair Values of Derivative Instruments in Consolidated Balance Sheets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Derivatives designated as hedging instruments and other | Interest rate swap agreements
Derivatives, Fair Value [Line Items]
Notional amount	¥ 264,434	¥ 234,523
Derivatives designated as hedging instruments and other | Interest rate swap agreements | Trade notes, accounts payable and other liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives Fair value	1,451	1,253
Derivatives designated as hedging instruments and other | Interest rate swap agreements | Other Receivables
Derivatives, Fair Value [Line Items]
Asset derivatives Fair value	4,654	4,624
Derivatives designated as hedging instruments and other | Futures, Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Notional amount	191,980	90,813
Derivatives designated as hedging instruments and other | Futures, Foreign exchange contracts | Trade notes, accounts payable and other liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives Fair value	4,624	4,985
Derivatives designated as hedging instruments and other | Futures, Foreign exchange contracts | Other Receivables
Derivatives, Fair Value [Line Items]
Asset derivatives Fair value	838	325
Derivatives designated as hedging instruments and other | Foreign currency swap agreements
Derivatives, Fair Value [Line Items]
Notional amount	83,000	87,480
Derivatives designated as hedging instruments and other | Foreign currency swap agreements | Trade notes, accounts payable and other liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives Fair value	8,263	5,432
Derivatives designated as hedging instruments and other | Foreign currency swap agreements | Other Receivables
Derivatives, Fair Value [Line Items]
Asset derivatives Fair value	2,890	5,540
Derivatives designated as hedging instruments and other | Foreign Exchange Long Term Debt
Derivatives, Fair Value [Line Items]
Notional amount	161,379	152,508
Asset derivatives Fair value	0	0
Liability derivatives Fair value	0	0
Trading derivatives or derivatives not designated as hedging instruments | Interest rate swap agreements
Derivatives, Fair Value [Line Items]
Notional amount	1,294	1,329
Trading derivatives or derivatives not designated as hedging instruments | Interest rate swap agreements | Trade notes, accounts payable and other liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives Fair value	8	24
Trading derivatives or derivatives not designated as hedging instruments | Interest rate swap agreements | Other Receivables
Derivatives, Fair Value [Line Items]
Asset derivatives Fair value	0	0
Trading derivatives or derivatives not designated as hedging instruments | Futures, Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Notional amount	41,363	188,446
Trading derivatives or derivatives not designated as hedging instruments | Futures, Foreign exchange contracts | Trade notes, accounts payable and other liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives Fair value	61	512
Trading derivatives or derivatives not designated as hedging instruments | Futures, Foreign exchange contracts | Other Receivables
Derivatives, Fair Value [Line Items]
Asset derivatives Fair value	192	702
Trading derivatives or derivatives not designated as hedging instruments | Options Held (Written), Caps Held and Other
Derivatives, Fair Value [Line Items]
Notional amount		157,134
Trading derivatives or derivatives not designated as hedging instruments | Options Held (Written), Caps Held and Other | Trade notes, accounts payable and other liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives Fair value		4,430
Trading derivatives or derivatives not designated as hedging instruments | Options Held (Written), Caps Held and Other | Other Receivables
Derivatives, Fair Value [Line Items]
Asset derivatives Fair value		5,924
Trading derivatives or derivatives not designated as hedging instruments | Credit derivatives held
Derivatives, Fair Value [Line Items]
Notional amount		9,913
Trading derivatives or derivatives not designated as hedging instruments | Credit derivatives held | Trade notes, accounts payable and other liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives Fair value		23
Trading derivatives or derivatives not designated as hedging instruments | Credit derivatives held | Other Receivables
Derivatives, Fair Value [Line Items]
Asset derivatives Fair value		97
Trading derivatives or derivatives not designated as hedging instruments | Options held/written and other
Derivatives, Fair Value [Line Items]
Notional amount	217,999
Trading derivatives or derivatives not designated as hedging instruments | Options held/written and other | Trade notes, accounts payable and other liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives Fair value	3,530
Trading derivatives or derivatives not designated as hedging instruments | Options held/written and other | Other Receivables
Derivatives, Fair Value [Line Items]
Asset derivatives Fair value	5,654
Trading derivatives or derivatives not designated as hedging instruments | Credit derivatives held/written
Derivatives, Fair Value [Line Items]
Notional amount	20,161
Trading derivatives or derivatives not designated as hedging instruments | Credit derivatives held/written | Trade notes, accounts payable and other liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives Fair value	100
Trading derivatives or derivatives not designated as hedging instruments | Credit derivatives held/written | Other Receivables
Derivatives, Fair Value [Line Items]
Asset derivatives Fair value	¥ 370

Details of Credit Derivatives Written (Detail) (Credit default swap, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2011
Credit default swap
Credit Derivatives [Line Items]
The events or circumstances that would require the seller to perform under the credit derivative	In case of credit event (bankruptcy, failure to pay, restructuring) occurring in underlying reference company [1]
Maximum potential amount of future payment under the credit derivative	¥ 832
Approximate remaining term of the credit derivative	Less than five years
Fair value of the credit derivative	¥ (29)

[1]	Underlying reference company's credit ratings are Caa1 or better rated by rating agencies as of March 31, 2013.

Significant Concentrations of Credit Risk - Additional Information (Detail) (JPY ¥) In Billions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Real Estate Investment
Concentration Risk [Line Items]
Concentration risk , percentage	11.70%	12.60%
Consumer Housing loans
Concentration Risk [Line Items]
Concentration risk , percentage	10.90%	10.40%
Transportation equipment
Concentration Risk [Line Items]
Concentration risk , percentage	10.40%	8.80%
Japan
Concentration Risk [Line Items]
Credit exposures on a geographic basis	4,723	4,733
Concentration risk , percentage	77.00%	77.00%
United States
Concentration Risk [Line Items]
Credit exposures on a geographic basis	777	858

Financial Instruments and Derivatives Financial Instruments, Other Than Investment in Direct Financing Leases, Investment in Subsidiaries and Affiliates, Pension Obligations and Insurance Contracts (Detail) (JPY ¥)
In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011	Mar. 31, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Trading securities	¥ 33,041		¥ 12,817
Assets	8,439,710		8,332,830		8,561,910
Liabilities	6,710,516		6,874,726
Cash and Cash Equivalents	826,296		786,892		732,127	639,087
Restricted cash	106,919		123,295
Time deposits	8,356		24,070
Short-Term Debt	420,726		457,973
Deposits	1,078,587		1,103,514
Long-term debt	4,061,534		4,267,480
Trading Instruments | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Trading securities	2,184		384
Trading Instruments | Level 1 | Futures, Foreign exchange contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	147		649
Liabilities	0		412
Trading Instruments | Level 1 | Credit derivatives held/written
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	0		0
Liabilities	0		0
Trading Instruments | Level 1 | Options Held (Written), Caps Held and Other
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	0		0
Liabilities	0		0
Trading Instruments | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Trading securities	30,857		12,433
Trading Instruments | Level 2 | Futures, Foreign exchange contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	0		43
Liabilities	0		70
Trading Instruments | Level 2 | Credit derivatives held/written
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	370		97
Liabilities	100		23
Trading Instruments | Level 2 | Options Held (Written), Caps Held and Other
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	3,555		631
Liabilities	3,530		4,430
Trading Instruments | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Trading securities	0		0
Trading Instruments | Level 3 | Futures, Foreign exchange contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	0		0
Liabilities	0		0
Trading Instruments | Level 3 | Credit derivatives held/written
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	0		0
Liabilities	0		0
Trading Instruments | Level 3 | Options Held (Written), Caps Held and Other
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	2,099		5,293
Liabilities	0		0
Non Trading Instruments | Level 1 | Futures, Foreign exchange contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	0		0
Liabilities	0		0
Non Trading Instruments | Level 1 | Assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Cash Equivalents	826,296		786,892
Restricted cash	106,919		123,295
Time deposits	0		0
Installment loans (net of allowance for probable loan losses)	0		0
Non Trading Instruments | Level 1 | Investment in securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Practicable to estimate fair value	166,398		173,056
Not practicable to estimate fair value	0	[1]	0	[2]
Non Trading Instruments | Level 1 | Liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-Term Debt	0		0
Deposits	0		0
Long-term debt	0		0
Non Trading Instruments | Level 1 | Foreign currency swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	0		0
Liabilities	0		0
Non Trading Instruments | Level 1 | Interest rate swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	0		0
Liabilities	0		0
Non Trading Instruments | Level 2 | Futures, Foreign exchange contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	883		335
Liabilities	4,685		5,015
Non Trading Instruments | Level 2 | Assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Cash Equivalents	0		0
Restricted cash	0		0
Time deposits	8,356		24,070
Installment loans (net of allowance for probable loan losses)	82,125		78,934
Non Trading Instruments | Level 2 | Investment in securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Practicable to estimate fair value	552,394		521,603
Not practicable to estimate fair value	0	[1]	0	[2]
Non Trading Instruments | Level 2 | Liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-Term Debt	420,726		457,973
Deposits	1,081,273		1,107,440
Long-term debt	1,486,219		1,491,620
Non Trading Instruments | Level 2 | Foreign currency swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	2,890		5,540
Liabilities	8,263		5,432
Non Trading Instruments | Level 2 | Interest rate swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	4,654		4,624
Liabilities	1,459		1,277
Non Trading Instruments | Level 3 | Futures, Foreign exchange contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	0		0
Liabilities	0		0
Non Trading Instruments | Level 3 | Assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Cash Equivalents	0		0
Restricted cash	0		0
Time deposits	0		0
Installment loans (net of allowance for probable loan losses)	2,543,007		2,590,262
Non Trading Instruments | Level 3 | Investment in securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Practicable to estimate fair value	142,778		243,655
Not practicable to estimate fair value	0	[1]	0	[2]
Non Trading Instruments | Level 3 | Liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-Term Debt	0		0
Deposits	0		0
Long-term debt	2,595,693		2,770,992
Non Trading Instruments | Level 3 | Foreign currency swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	0		0
Liabilities	0		0
Non Trading Instruments | Level 3 | Interest rate swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	0		0
Liabilities	0		0
Carrying amount | Trading Instruments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Trading securities	33,041		12,817
Carrying amount | Trading Instruments | Futures, Foreign exchange contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	147		692
Liabilities	0		482
Carrying amount | Trading Instruments | Credit derivatives held/written
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	370		97
Liabilities	100		23
Carrying amount | Trading Instruments | Options Held (Written), Caps Held and Other
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	5,654		5,924
Liabilities	3,530		4,430
Carrying amount | Non Trading Instruments | Futures, Foreign exchange contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	883		335
Liabilities	4,685		5,015
Carrying amount | Non Trading Instruments | Assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Cash Equivalents	826,296		786,892
Restricted cash	106,919		123,295
Time deposits	8,356		24,070
Installment loans (net of allowance for probable loan losses)	2,602,737		2,650,162
Carrying amount | Non Trading Instruments | Investment in securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Practicable to estimate fair value	852,550		935,495
Not practicable to estimate fair value	208,077	[1]	199,078	[2]
Carrying amount | Non Trading Instruments | Liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-Term Debt	420,726		457,973
Deposits	1,078,587		1,103,514
Long-term debt	4,061,534		4,267,480
Carrying amount | Non Trading Instruments | Foreign currency swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	2,890		5,540
Liabilities	8,263		5,432
Carrying amount | Non Trading Instruments | Interest rate swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	4,654		4,624
Liabilities	1,459		1,277
Estimated fair value | Trading Instruments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Trading securities	33,041		12,817
Estimated fair value | Trading Instruments | Futures, Foreign exchange contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	147		692
Liabilities	0		482
Estimated fair value | Trading Instruments | Credit derivatives held/written
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	370		97
Liabilities	100		23
Estimated fair value | Trading Instruments | Options Held (Written), Caps Held and Other
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	5,654		5,924
Liabilities	3,530		4,430
Estimated fair value | Non Trading Instruments | Futures, Foreign exchange contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	883		335
Liabilities	4,685		5,015
Estimated fair value | Non Trading Instruments | Assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Cash Equivalents	826,296		786,892
Restricted cash	106,919		123,295
Time deposits	8,356		24,070
Installment loans (net of allowance for probable loan losses)	2,625,132		2,669,196
Estimated fair value | Non Trading Instruments | Investment in securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Practicable to estimate fair value	861,570		938,314
Not practicable to estimate fair value	208,077	[1]	199,078	[2]
Estimated fair value | Non Trading Instruments | Liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-Term Debt	420,726		457,973
Deposits	1,081,273		1,107,440
Long-term debt	4,081,912		4,262,612
Estimated fair value | Non Trading Instruments | Foreign currency swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	2,890		5,540
Liabilities	8,263		5,432
Estimated fair value | Non Trading Instruments | Interest rate swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	4,654		4,624
Liabilities	¥ 1,459		¥ 1,277

[1]	The fair value of investment securities of ¥208,077 million was not estimated, as it was not practical.
[2]	The fair value of investment securities of ¥199,078 million was not estimated, as it was not practical.

Financial Instruments and Derivatives Financial Instruments, Other Than Investment in Direct Financing Leases, Investment in Subsidiaries and Affiliates, Pension Obligations and Insurance Contracts (Parenthetical) (Detail) (Investment in securities, Non Trading Instruments, JPY ¥)
In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Carrying amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Not practicable to estimate fair value	¥ 208,077	[1]	¥ 199,078	[2]
Estimated fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Not practicable to estimate fair value	¥ 208,077	[1]	¥ 199,078	[2]

[1]	The fair value of investment securities of ¥208,077 million was not estimated, as it was not practical.
[2]	The fair value of investment securities of ¥199,078 million was not estimated, as it was not practical.

Commitments, Guarantees and Contingent Liabilities - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Commitments and Contingencies Disclosure [Line Items]
Commitments for purchase of equipment to be leased at cost	¥ 12,117
Total rental payments under operating lease agreements	7,848	7,681	8,131
Payments for computer systems under non-cancelable contracts	487	442	759
Longest non-cancelable contracts, maturity year	2016
Estimated construction costs	59,830
Total unused credit and capital amount available	284,090
Guarantee Obligations Maximum Exposure	622,292	544,492
Guarantee Obligations Current Carrying Value	22,481	9,989
Corporate Loans
Commitments and Contingencies Disclosure [Line Items]
Guarantee Obligations Maximum Exposure	316,650	360,436
Guarantee Obligations Current Carrying Value	2,587	1,577
Corporate Loans | Performance Guarantee
Commitments and Contingencies Disclosure [Line Items]
Guarantee Obligations Maximum Exposure	1,239,000	1,234,000
Guarantee Obligations Current Carrying Value	¥ 734	¥ 666

Minimum Future Rentals on Non-Cancelable Operating Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Schedule of Operating Leases [Line Items]
2014	¥ 4,036
2015	3,576
2016	3,300
2017	3,199
2018	2,866
Thereafter	19,283
Total	¥ 36,260

Amounts Due under Non Cancelable Contracts (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Commitments and Contingencies Disclosure [Line Items]
2014	¥ 179
2015	97
2016	36
Total	¥ 312

Summary of Potential Future Payments, Book Value Recorded as Guarantee Liabilities of Guarantee Contracts Outstanding and Maturity of Longest Guarantee Contracts (Detail) (JPY ¥)
In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Guarantor Obligations [Line Items]
Potential future payment	¥ 622,292	¥ 544,492
Book value of guarantee liabilities	22,481	9,989
Maturity of the longest contract (Years)	-	-
Corporate Loans
Guarantor Obligations [Line Items]
Potential future payment	316,650	360,436
Book value of guarantee liabilities	2,587	1,577
Maturity of the longest contract (Years)	2026	2026
Transferred Loans
Guarantor Obligations [Line Items]
Potential future payment	196,162	162,554
Book value of guarantee liabilities	4,246	3,869
Maturity of the longest contract (Years)	2044	2043
Consumer Loan
Guarantor Obligations [Line Items]
Potential future payment	77,034	0
Book value of guarantee liabilities	8,085	0
Maturity of the longest contract (Years)	2018	-
Housing Loans
Guarantor Obligations [Line Items]
Potential future payment	29,510	19,511
Book value of guarantee liabilities	7,437	4,536
Maturity of the longest contract (Years)	2051	2051
Other
Guarantor Obligations [Line Items]
Potential future payment	2,936	1,991
Book value of guarantee liabilities	¥ 126	¥ 7
Maturity of the longest contract (Years)	2024	2024

Financial Information of Segments (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Segment Reporting Information [Line Items]
Revenues	¥ 1,065,638		¥ 970,821		¥ 941,006
Interest expense	101,275		110,334		122,128
Depreciation and amortization	178,840		165,193		163,546
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	10,016		19,186		31,065
Write-downs of long-lived assets	19,117		15,167		17,400
Increase (Decrease) in policy liabilities	20,990		6,421		(11,615)
Discontinued operations	(125)	[1]	(466)	[1]	13,924	[1]
Segment profits	119,058		85,901		71,353
Segment assets	8,439,710		8,332,830		8,561,910
Investment in Affiliates	326,732		331,717
Corporate Financial Services
Segment Reporting Information [Line Items]
Revenues	72,463		72,449		79,305
Interest revenue	17,535		19,901		23,830
Interest expense	9,547		9,759		12,877
Depreciation and amortization	2,380		3,420		5,605
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	131		2,278		12,718
Write-downs of long-lived assets	0		793		104
Increase (Decrease) in policy liabilities	0		0		0
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	1,145		687		487
Discontinued operations	0		475		121
Segment profits	24,754		21,532		10,035
Segment assets	892,738		898,776		968,327
Long-lived assets	27,415		27,029		37,919
Expenditures for long-lived assets	1,943		909		3,744
Investment in Affiliates	18,020		16,842		15,993
Maintenance Leasing
Segment Reporting Information [Line Items]
Revenues	238,316		231,951		225,830
Interest revenue	426		343		189
Interest expense	4,258		4,186		4,998
Depreciation and amortization	106,485		98,810		98,577
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	123		10		1,955
Write-downs of long-lived assets	0		0		0
Increase (Decrease) in policy liabilities	0		0		0
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	176		146		157
Discontinued operations	0		0		0
Segment profits	36,091		34,710		26,203
Segment assets	599,075		537,782		502,738
Long-lived assets	381,816		327,489		312,261
Expenditures for long-lived assets	160,420		126,779		118,283
Investment in Affiliates	1,459		880		710
Real Estate
Segment Reporting Information [Line Items]
Revenues	215,212		222,631		217,590
Interest revenue	9,062		10,729		13,181
Interest expense	12,352		15,677		18,098
Depreciation and amortization	19,741		18,570		16,587
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	(449)		2,988		1,131
Write-downs of long-lived assets	13,296		11,311		13,278
Increase (Decrease) in policy liabilities	0		0		0
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	(430)		1,310		2,585
Discontinued operations	4,063		444		7,845
Segment profits	5,582		1,349		54
Segment assets	1,111,810		1,369,220		1,539,814
Long-lived assets	864,754		977,102		1,016,039
Expenditures for long-lived assets	22,276		22,945		40,270
Investment in Affiliates	73,141		84,697		84,325
Investment Banking
Segment Reporting Information [Line Items]
Revenues	121,933		73,293		89,595
Interest revenue	22,573		21,716		24,083
Interest expense	4,509		5,757		6,639
Depreciation and amortization	2,297		1,797		1,743
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	5,532		7,442		6,734
Write-downs of long-lived assets	1,723		713		996
Increase (Decrease) in policy liabilities	0		0		0
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	7,251		7,033		1,333
Discontinued operations	(1,045)		(3,331)		6,849
Segment profits	34,937		15,983		13,212
Segment assets	416,569		471,145		506,011
Long-lived assets	49,441		33,964		45,139
Expenditures for long-lived assets	1,200		507		6,168
Investment in Affiliates	65,713		61,469		55,151
Retail
Segment Reporting Information [Line Items]
Revenues	188,695		160,071		148,768
Interest revenue	45,854		29,041		28,171
Interest expense	6,674		7,195		8,980
Depreciation and amortization	10,631		8,916		8,769
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	2,611		1,128		1,409
Write-downs of long-lived assets	0		0		0
Increase (Decrease) in policy liabilities	20,990		6,421		(11,615)
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	4,680		(9,996)		52
Discontinued operations	632		688		199
Segment profits	43,209		19,352		21,811
Segment assets	1,970,972		1,738,454		1,653,704
Long-lived assets	92,817		44,986		42,686
Expenditures for long-lived assets	206		14		86
Investment in Affiliates	25,205		79,255		110,375
Overseas
Segment Reporting Information [Line Items]
Revenues	202,516		187,240		176,875
Interest revenue	35,830		32,210		34,839
Interest expense	18,249		19,212		16,931
Depreciation and amortization	31,695		28,194		27,662
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	2,438		3,811		3,226
Write-downs of long-lived assets	328		798		1,770
Increase (Decrease) in policy liabilities	0		0		0
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	9,521		6,299		13,382
Discontinued operations	432		667		76
Segment profits	52,756		49,768		45,639
Segment assets	1,211,500		986,762		972,224
Long-lived assets	280,218		195,207		193,724
Expenditures for long-lived assets	109,426		63,506		58,156
Investment in Affiliates	143,019		88,564		106,813
Total
Segment Reporting Information [Line Items]
Revenues	1,039,135		947,635		937,963
Interest revenue	131,280		113,940		124,293
Interest expense	55,589		61,786		68,523
Depreciation and amortization	173,229		159,707		158,943
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	10,386		17,657		27,173
Write-downs of long-lived assets	15,347		13,615		16,148
Increase (Decrease) in policy liabilities	20,990		6,421		(11,615)
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	22,343		5,479		17,996
Discontinued operations	4,082		(1,057)		15,090
Segment profits	197,329		142,694		116,954
Segment assets	6,202,664		6,002,139		6,142,818
Long-lived assets	1,696,461		1,605,777		1,647,768
Expenditures for long-lived assets	295,471		214,660		226,707
Investment in Affiliates	¥ 326,557		¥ 331,707		¥ 373,367

[1]	Income from discontinued operations, net includes aggregate gains on sales of subsidiaries, business units, and rental properties in the amount of ¥14,393 million, ¥4,170 million and ¥6,805 million in fiscal 2011, 2012 and 2013, respectively.

Reconciliation of Segment Totals to Consolidated Financial Statement Amounts (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Segment revenues:
Revenues	¥ 1,065,638		¥ 970,821		¥ 941,006
Segment profits:
Segment profits (losses)	119,058		85,901		71,353
Income before income taxes and discontinued operations	172,518	[1]	129,756	[1]	89,632	[1]
Segment assets:
Assets	8,439,710		8,332,830		8,561,910
Total
Segment revenues:
Revenues	1,039,135		947,635		937,963
Segment profits:
Segment profits (losses)	197,329		142,694		116,954
Segment assets:
Assets	6,202,664		6,002,139		6,142,818
Corporate Assets
Segment revenues:
Revenues	4,118		5,564		3,440
Variable Interest Entities
Segment revenues:
Revenues	33,210		41,833		51,747
Segment assets:
Assets	668,690		865,935		1,011,833
Segment, Discontinued Operations
Segment revenues:
Revenues	(10,825)		(24,211)		(52,144)
Segment profits:
Segment profits (losses)	125		466		(13,924)
Corporate interest expenses, general and administrative expenses
Segment profits:
Segment profits (losses)	(23,133)		(14,690)		(11,852)
Corporate write-downs of securities
Segment profits:
Segment profits (losses)	0		0		(615)
Corporate net gains (losses) on investment securities
Segment profits:
Segment profits (losses)	0		0		203
Corporate other gains or loss
Segment profits:
Segment profits (losses)	(11,784)		(3,689)		(4,875)
Gain Loss Related To Assets Or Debt Of Certain Variable Interest Entities
Segment profits:
Segment profits (losses)	2,832		2,583		(1,591)
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests
Segment profits:
Segment profits (losses)	7,149		2,392		5,332
Cash and Cash Equivalents, Restricted Cash and Time Deposits
Segment assets:
Assets	941,571		934,257		855,340
Allowance for doubtful receivables on direct financing leases and probable loan losses
Segment assets:
Assets	(104,264)		(136,588)		(154,150)
Other Receivables
Segment assets:
Assets	196,626		188,108		182,013
Other corporate assets
Segment assets:
Assets	¥ 534,423		¥ 478,979		¥ 524,056

[1]	Results of discontinued operations (pre-tax) are included in each amount attributed to each geographic area.

Geographical Revenues and Income Before Income Taxes (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Segment Reporting Information [Line Items]
Total Revenues	¥ 1,065,638		¥ 970,821		¥ 941,006
Income before Income Taxes	172,518	[1]	129,756	[1]	89,632	[1]
Japan
Segment Reporting Information [Line Items]
Total Revenues	843,625		768,955		771,403
Income before Income Taxes	116,235	[1]	74,966	[1]	60,512	[1]
Americas
Segment Reporting Information [Line Items]
Total Revenues	130,561	[2]	130,717	[2]	138,975	[2]
Income before Income Taxes	27,458	[1],[2]	26,894	[1],[2]	18,411	[1],[2]
Other Countries
Segment Reporting Information [Line Items]
Total Revenues	102,277	[3]	95,360	[3]	82,772	[3]
Income before Income Taxes	28,700	[1],[3]	27,430	[1],[3]	24,633	[1],[3]
Geographical Intersegment, Eliminations
Segment Reporting Information [Line Items]
Total Revenues	(10,825)		(24,211)		(52,144)
Income before Income Taxes	¥ 125	[1]	¥ 466	[1]	¥ (13,924)	[1]

[1]	Results of discontinued operations (pre-tax) are included in each amount attributed to each geographic area.
[2]	Mainly United States
[3]	Mainly Asia, Europe, Oceania and Middle East

Valuation and Qualifying Accounts and Reserves (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Restructuring cost
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	¥ 39		¥ 78		¥ 113
Acquisitions	0		0		0
Addition: Charged to costs and expenses	3		15		42
Deduction	(34)		(53)		(75)
Translation adjustment	1		(1)		(2)
Balance at end of period	9		39		78
Restructuring cost | Closed office lease obligations
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	39		78		97
Acquisitions	0		0		0
Addition: Charged to costs and expenses	0		0		42
Deduction	(31)		(38)		(59)
Translation adjustment	1		(1)		(2)
Balance at end of period	9		39		78
Restructuring cost | Severance and other benefits to terminated employees
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	0		0		16
Acquisitions	0		0		0
Addition: Charged to costs and expenses	3		15		0
Deduction	(3)		(15)		(16)
Translation adjustment	0		0		0
Balance at end of period	0		0		0
Valuation Allowance of Deferred Tax Assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	24,138		26,794		42,846
Acquisitions	1,085		875		669
Addition: Charged to costs and expenses	4,973		6,339		6,220
Deduction	(12,116)	[1]	(6,836)	[1]	(22,778)	[1]
Other	751	[2]	(3,034)	[2]	(163)	[2]
Balance at end of period	¥ 18,831		¥ 24,138		¥ 26,794

[1]	The amount of deduction includes benefits recognized in earnings, expiry of loss carryforwards and sales of subsidiaries.
[2]	The amount of other includes translation adjustment and the effect of changes in statutory tax rate.